Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 85.7%
Consumer, Non-cyclical - 24.2%
Conagra Brands, Inc.	9,942	$340,425
Kimberly-Clark Corp.	2,453	331,523
Bristol-Myers Squibb Co.[1]	4,231	325,787
Procter & Gamble Co.[1]	2,205	317,057
Vertex Pharmaceuticals, Inc.*	1,112	313,350
John B Sanfilippo & Son, Inc.	4,097	296,991
Constellation Brands, Inc. — Class A	1,238	288,528
Baxter International, Inc.[1]	4,465	286,787
Abbott Laboratories[1]	2,573	279,556
Perdoceo Education Corp.*	23,014	271,105
Kellogg Co.	3,757	268,024
AbbVie, Inc.[1]	1,738	266,192
Prestige Consumer Healthcare, Inc.*,1	4,470	262,836
Tyson Foods, Inc. — Class A	2,933	252,414
Merck & Company, Inc.[1]	2,652	241,783
Regeneron Pharmaceuticals, Inc.*,1	404	238,817
Hologic, Inc.*,1	3,432	237,838
Church & Dwight Company, Inc.[1]	2,415	223,774
AmerisourceBergen Corp. — Class A	1,402	198,355
Eagle Pharmaceuticals, Inc.*,1	4,280	190,161
Gilead Sciences, Inc.	2,736	169,112
USANA Health Sciences, Inc.*,1	2,292	165,849
Danaher Corp.	645	163,520
Supernus Pharmaceuticals, Inc.*	5,473	158,279
Innoviva, Inc.*,1	9,985	147,379
Keurig Dr Pepper, Inc.	4,005	141,737
Royalty Pharma plc — Class A	3,223	135,495
Vanda Pharmaceuticals, Inc.*	11,442	124,718
Waters Corp.*	363	120,146
Ingredion, Inc.[1]	1,361	119,986
Centene Corp.*	1,392	117,777
Molson Coors Beverage Co. — Class B1	1,976	107,712
Jazz Pharmaceuticals plc*	613	95,634
Amphastar Pharmaceuticals, Inc.*	2,723	94,733
Halozyme Therapeutics, Inc.*,1	2,146	94,424
TreeHouse Foods, Inc.*	2,052	85,815
Pfizer, Inc.	1,602	83,993
FleetCor Technologies, Inc.*	398	83,624
EVERTEC, Inc.	2,063	76,083
SpartanNash Co.	2,399	72,378
Laboratory Corporation of America Holdings	264	61,871
Horizon Therapeutics plc*	748	59,660
Total Consumer, Non-cyclical		7,911,228
Financial - 17.2%
Global Net Lease, Inc. REIT	22,335	316,264
Northwest Bancshares, Inc.	24,699	316,147
Banner Corp.[1]	5,516	310,054
S&T Bancorp, Inc.[1]	11,187	306,859
National Bank Holdings Corp. — Class A	7,878	301,491
Eagle Bancorp, Inc.	6,034	286,072
Enstar Group Ltd.*	1,199	256,562
Essent Group Ltd.[1]	6,418	249,660
Preferred Bank/Los Angeles CA	3,577	243,308
Weyerhaeuser Co. REIT	7,187	238,033
Office Properties Income Trust REIT	9,815	195,809
MGIC Investment Corp.	15,104	190,310
Meta Financial Group, Inc.	4,673	180,705
Fidelity National Financial, Inc.	4,777	176,558
PotlatchDeltic Corp. REIT[1]	3,623	160,100
BankUnited, Inc.	4,300	152,951
Stewart Information Services Corp.	3,053	151,887
Encore Capital Group, Inc.*	2,490	143,847
AMERISAFE, Inc.[1]	2,563	133,302
Getty Realty Corp. REIT	4,769	126,379
Central Pacific Financial Corp.	5,886	126,255
Radian Group, Inc.[1]	6,332	124,424
SL Green Realty Corp. REIT	2,676	123,497
Interactive Brokers Group, Inc. — Class A	2,229	122,617
Highwoods Properties, Inc. REIT[1]	3,552	121,443
PennyMac Financial Services, Inc.	2,588	113,122
Piper Sandler Cos.	944	107,012
Bread Financial Holdings, Inc.	2,519	93,354
NMI Holdings, Inc. — Class A*	5,489	91,392
HomeStreet, Inc.[1]	2,580	89,449
OneMain Holdings, Inc.[1]	2,017	75,395
Total Financial		5,624,258
Industrial - 10.7%
OSI Systems, Inc.*	3,736	319,204
Vishay Intertechnology, Inc.[1]	15,541	276,940
Packaging Corporation of America	1,996	274,450
Vontier Corp.	11,931	274,294
Sturm Ruger & Company, Inc.	4,237	269,685
Knowles Corp.*	15,487	268,390
Standex International Corp.	2,948	249,931
Eagle Materials, Inc.[1]	1,855	203,939
Garmin Ltd.	1,627	159,853
Sealed Air Corp.	2,106	121,559
Snap-on, Inc.	615	121,174
Amcor plc	9,075	112,802
Atlas Air Worldwide Holdings, Inc.*,1	1,588	97,995
Energizer Holdings, Inc.	3,136	88,906
Sanmina Corp.*	2,170	88,384
Louisiana-Pacific Corp.[1]	1,677	87,891
Dorian LPG Ltd.	5,518	83,874
Mueller Industries, Inc.[1]	1,396	74,393
Fortune Brands Home & Security, Inc.	1,242	74,371
Encore Wire Corp.	685	71,185
Insteel Industries, Inc.[1]	2,071	69,731
Keysight Technologies, Inc.*	436	60,102
Oshkosh Corp.	666	54,705
Total Industrial		3,503,758
Utilities - 9.1%
IDACORP, Inc.[1]	2,870	303,990

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 85.7% (continued)
Utilities - 9.1% (continued)
OGE Energy Corp.	7,856	$302,927
MGE Energy, Inc.[1]	3,685	286,804
National Fuel Gas Co.	4,296	283,751
Southern Co.	3,939	280,890
PPL Corp.	9,570	259,634
NorthWestern Corp.	4,037	237,901
Chesapeake Utilities Corp.[1]	1,822	236,040
Otter Tail Corp.[1]	2,754	184,876
Portland General Electric Co.	3,076	148,663
Xcel Energy, Inc.	2,024	143,218
Hawaiian Electric Industries, Inc.[1]	3,225	131,903
UGI Corp.	2,610	100,772
California Water Service Group[1]	1,622	90,102
Total Utilities		2,991,471
Basic Materials - 6.2%
Minerals Technologies, Inc.	4,694	287,930
International Paper Co.	6,761	282,812
LyondellBasell Industries N.V. — Class A	2,885	252,322
Dow, Inc.[1]	4,810	248,244
HB Fuller Co.	3,419	205,858
Westlake Corp.	1,445	141,639
Southern Copper Corp.	2,457	122,383
Huntsman Corp.[1]	3,822	108,354
American Vanguard Corp.	3,668	81,980
NewMarket Corp.	270	81,259
Ingevity Corp.*,1	1,260	79,556
AdvanSix, Inc.	2,366	79,119
Olin Corp.	1,459	67,523
Total Basic Materials		2,038,979
Technology - 6.1%
CSG Systems International, Inc.[1]	5,318	317,378
Genpact Ltd.	7,144	302,620
NetApp, Inc.[1]	4,535	295,863
Cirrus Logic, Inc.*	3,916	284,066
Micron Technology, Inc.	3,093	170,981
Semtech Corp.*	2,468	135,666
Qorvo, Inc.*,1	1,243	117,240
Xperi Holding Corp.	8,095	116,811
Oracle Corp.	1,433	100,124
Rambus, Inc.*,1	4,121	88,560
Lumentum Holdings, Inc.*	897	71,240
Total Technology		2,000,549
Energy - 4.9%
Exxon Mobil Corp.	3,135	268,481
Williams Companies, Inc.	8,569	267,438
Chevron Corp.	1,060	153,467
Kinder Morgan, Inc.[1]	8,581	143,818
Antero Midstream Corp.	14,538	131,569
Equitrans Midstream Corp.	18,671	118,748
DT Midstream, Inc.	2,415	118,383
Targa Resources Corp.	1,861	111,046
Valero Energy Corp.	856	90,976
SunCoke Energy, Inc.	12,567	85,581
Occidental Petroleum Corp.	1,263	74,365
Phillips 66	589	48,292
Total Energy		1,612,164
Communications - 4.2%
Verizon Communications, Inc.	6,275	318,456
InterDigital, Inc.	4,848	294,758
T-Mobile US, Inc.*	1,559	209,748
Meta Platforms, Inc. — Class A*	910	146,737
Gogo, Inc.*	6,635	107,421
Alphabet, Inc. — Class C*	46	100,623
Juniper Networks, Inc.	3,054	87,039
NETGEAR, Inc.*,1	3,280	60,746
Viavi Solutions, Inc.*	4,301	56,902
Total Communications		1,382,430
Consumer, Cyclical - 3.1%
Whirlpool Corp.	1,497	231,840
Allison Transmission Holdings, Inc.	4,666	179,408
Methode Electronics, Inc.	3,499	129,603
Walgreens Boots Alliance, Inc.	2,849	107,977
Alaska Air Group, Inc.*,1	2,206	88,350
Tri Pointe Homes, Inc.*	4,625	78,024
Thor Industries, Inc.	1,022	76,374
Winnebago Industries, Inc.	1,405	68,227
Columbia Sportswear Co.	858	61,416
Total Consumer, Cyclical		1,021,219
Total Common Stocks
(Cost $30,617,027)		28,086,056

MONEY MARKET FUND† - 4.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 1.05%[2]	1,523,699	1,523,699
Total Money Market Fund
(Cost $1,523,699)		1,523,699
Total Investments - 90.4%
(Cost $32,140,726)		$29,609,755
Other Assets & Liabilities, net - 9.6%		3,152,940
Total Net Assets - 100.0%		$32,762,695

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$7,723,343	$(581,662)
Goldman Sachs International	GS Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,723,344	(588,029)
						$15,446,687	$(1,169,691)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$13,500,343	$1,940,572
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	1.28% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	13,479,714	1,924,162
						$26,980,057	$3,864,734

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	1,164	1.19%	$16,464
AbbVie, Inc.	478	0.95%	14,497
Amphastar Pharmaceuticals, Inc.	749	0.34%	11,600
Vertex Pharmaceuticals, Inc.	306	1.12%	9,605
Molson Coors Beverage Co. — Class B	544	0.38%	7,904
Merck & Company, Inc.	729	0.86%	7,804
Prestige Consumer Healthcare, Inc.	1,230	0.94%	7,443
TreeHouse Foods, Inc.	564	0.31%	6,496
Perdoceo Education Corp.	6,333	0.97%	5,511
Innoviva, Inc.	2,747	0.52%	4,688
Halozyme Therapeutics, Inc.	590	0.34%	3,419
Church & Dwight Company, Inc.	664	0.80%	3,162
Royalty Pharma plc — Class A	887	0.48%	2,828
Kellogg Co.	1,033	0.95%	2,282
Regeneron Pharmaceuticals, Inc.	111	0.85%	2,208
Waters Corp.	99	0.42%	1,224
Supernus Pharmaceuticals, Inc.	1,506	0.56%	930
Centene Corp.	383	0.42%	753
Danaher Corp.	177	0.58%	746
Jazz Pharmaceuticals plc	168	0.34%	679
Eagle Pharmaceuticals, Inc.	1,178	0.68%	189
Pfizer, Inc.	440	0.30%	(569)
Conagra Brands, Inc.	2,735	1.21%	(639)
Kimberly-Clark Corp.	675	1.18%	(668)
Keurig Dr Pepper, Inc.	1,102	0.50%	(709)
Hologic, Inc.	944	0.85%	(1,036)
Ingredion, Inc.	374	0.43%	(1,901)
AmerisourceBergen Corp. — Class A	386	0.71%	(2,005)
Gilead Sciences, Inc.	753	0.60%	(2,578)
SpartanNash Co.	660	0.26%	(2,632)
Tyson Foods, Inc. — Class A	807	0.90%	(3,106)
Laboratory Corporation of America Holdings	72	0.22%	(3,165)
FleetCor Technologies, Inc.	109	0.30%	(4,091)
EVERTEC, Inc.	567	0.27%	(4,657)
Constellation Brands, Inc. — Class A	340	1.03%	(5,502)
Horizon Therapeutics plc	205	0.21%	(5,865)
Procter & Gamble Co.	606	1.13%	(6,582)
Abbott Laboratories	708	1.00%	(9,143)
John B Sanfilippo & Son, Inc.	1,127	1.06%	(13,130)
USANA Health Sciences, Inc.	630	0.59%	(13,988)
Vanda Pharmaceuticals, Inc.	3,148	0.44%	(14,227)
Baxter International, Inc.	1,228	1.02%	(18,712)
Total Consumer, Non-cyclical			(4,473)
Basic Materials
American Vanguard Corp.	1,009	0.29%	1,428
Ingevity Corp.	346	0.28%	39
NewMarket Corp.	74	0.29%	(985)
Westlake Corp.	397	0.50%	(4,375)
Minerals Technologies, Inc.	1,291	1.03%	(6,885)
AdvanSix, Inc.	651	0.28%	(6,887)
Olin Corp.	401	0.24%	(7,602)
Huntsman Corp.	1,051	0.39%	(7,950)
Dow, Inc.	1,323	0.88%	(8,142)
HB Fuller Co.	940	0.73%	(8,993)
LyondellBasell Industries N.V. — Class A	794	0.90%	(9,709)
International Paper Co.	1,860	1.01%	(11,373)
Southern Copper Corp.	676	0.44%	(16,026)
Total Basic Materials			(87,460)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,284	0.64%	2,766
Winnebago Industries, Inc.	386	0.24%	(320)
Thor Industries, Inc.	281	0.27%	(634)
Tri Pointe Homes, Inc.	1,272	0.28%	(3,003)
Columbia Sportswear Co.	236	0.22%	(3,745)
Walgreens Boots Alliance, Inc.	784	0.38%	(5,457)
Methode Electronics, Inc.	963	0.46%	(5,656)
Alaska Air Group, Inc.	607	0.31%	(6,204)
Whirlpool Corp.	412	0.83%	(14,901)
Total Consumer, Cyclical			(37,154)
Financial
Northwest Bancshares, Inc.	6,797	1.13%	3,664
Banner Corp.	1,518	1.10%	1,861
Preferred Bank/Los Angeles CA	984	0.87%	593
Getty Realty Corp.	1,312	0.45%	182
Global Net Lease, Inc.	6,146	1.13%	(1,169)
AMERISAFE, Inc.	705	0.47%	(1,924)
S&T Bancorp, Inc.	3,078	1.09%	(2,489)
Encore Capital Group, Inc.	685	0.51%	(2,652)
Office Properties Income Trust	2,701	0.70%	(2,785)
PennyMac Financial Services, Inc.	712	0.40%	(2,788)
NMI Holdings, Inc. — Class A	1,510	0.33%	(3,174)
Radian Group, Inc.	1,742	0.44%	(3,890)
Highwoods Properties, Inc.	977	0.43%	(3,925)
Piper Sandler Cos.	259	0.38%	(4,533)
OneMain Holdings, Inc.	555	0.27%	(4,983)
MGIC Investment Corp.	4,156	0.68%	(5,304)
Enstar Group Ltd.	330	0.91%	(5,818)
Fidelity National Financial, Inc.	1,314	0.63%	(6,566)
BankUnited, Inc.	1,183	0.54%	(6,933)
Interactive Brokers Group, Inc. — Class A	613	0.44%	(7,030)
SL Green Realty Corp.	736	0.44%	(8,226)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Stewart Information Services Corp.	840	0.54%	$(8,507)
Essent Group Ltd.	1,766	0.89%	(8,785)
National Bank Holdings Corp. — Class A	2,168	1.07%	(8,800)
Central Pacific Financial Corp.	1,619	0.45%	(8,913)
HomeStreet, Inc.	710	0.32%	(10,225)
Weyerhaeuser Co.	1,977	0.85%	(10,378)
Eagle Bancorp, Inc.	1,660	1.02%	(10,461)
PotlatchDeltic Corp.	997	0.57%	(10,922)
Bread Financial Holdings, Inc.	693	0.33%	(11,922)
Meta Financial Group, Inc.	1,286	0.64%	(21,232)
Total Financial			(178,034)
Communications
T-Mobile US, Inc.	429	0.75%	619
Viavi Solutions, Inc.	1,183	0.20%	542
Juniper Networks, Inc.	840	0.31%	(1,617)
Gogo, Inc.	1,826	0.38%	(3,450)
Verizon Communications, Inc.	1,726	1.13%	(3,824)
Alphabet, Inc. — Class C	12	0.34%	(4,245)
Meta Platforms, Inc. — Class A	250	0.52%	(4,886)
NETGEAR, Inc.	902	0.22%	(6,697)
InterDigital, Inc.	1,334	1.05%	(7,192)
Total Communications			(30,750)
Energy
Occidental Petroleum Corp.	347	0.26%	(1,718)
Kinder Morgan, Inc.	2,361	0.51%	(4,263)
Phillips 66	162	0.17%	(4,688)
DT Midstream, Inc.	664	0.42%	(5,725)
SunCoke Energy, Inc.	3,458	0.30%	(6,847)
Antero Midstream Corp.	4,000	0.47%	(7,170)
Targa Resources Corp.	512	0.40%	(8,455)
Valero Energy Corp.	235	0.32%	(9,382)
Equitrans Midstream Corp.	5,138	0.42%	(10,036)
Chevron Corp.	291	0.55%	(10,814)
Williams Companies, Inc.	2,358	0.95%	(12,509)
Exxon Mobil Corp.	862	0.96%	(16,790)
Total Energy			(98,397)
Industrial
OSI Systems, Inc.	1,028	1.14%	5,920
Dorian LPG Ltd.	1,518	0.30%	3,874
Mueller Industries, Inc.	384	0.26%	3,764
Sanmina Corp.	597	0.31%	1,277
Amcor plc	2,497	0.40%	(1,028)
Energizer Holdings, Inc.	863	0.32%	(1,243)
Keysight Technologies, Inc.	120	0.21%	(1,337)
Garmin Ltd.	447	0.57%	(2,531)
Oshkosh Corp.	183	0.19%	(2,580)
Insteel Industries, Inc.	569	0.25%	(2,717)
Fortune Brands Home & Security, Inc.	341	0.26%	(3,145)
Snap-on, Inc.	169	0.43%	(4,233)
Louisiana-Pacific Corp.	461	0.31%	(4,263)
Atlas Air Worldwide Holdings, Inc.	437	0.35%	(4,351)
Sealed Air Corp.	579	0.43%	(4,589)
Knowles Corp.	4,261	0.96%	(6,847)
Sturm Ruger & Company, Inc.	1,166	0.96%	(7,181)
Encore Wire Corp.	188	0.25%	(7,586)
Eagle Materials, Inc.	510	0.73%	(7,644)
Standex International Corp.	811	0.89%	(8,135)
Packaging Corporation of America	549	0.98%	(8,424)
Vishay Intertechnology, Inc.	4,276	0.99%	(10,153)
Vontier Corp.	3,283	0.98%	(16,884)
Total Industrial			(90,036)
Technology
CSG Systems International, Inc.	1,463	1.13%	19,066
Genpact Ltd.	1,966	1.08%	798
Rambus, Inc.	1,134	0.32%	134
Lumentum Holdings, Inc.	246	0.25%	(2,109)
Oracle Corp.	394	0.36%	(3,061)
NetApp, Inc.	1,248	1.05%	(3,717)
Semtech Corp.	679	0.48%	(4,036)
Qorvo, Inc.	342	0.42%	(6,674)
Cirrus Logic, Inc.	1,077	1.01%	(10,005)
Xperi Holding Corp.	2,227	0.42%	(10,429)
Micron Technology, Inc.	851	0.61%	(13,438)
Total Technology			(33,471)
Utilities
IDACORP, Inc.	789	1.08%	5,050
Chesapeake Utilities Corp.	501	0.84%	4,616
Otter Tail Corp.	758	0.66%	3,256
MGE Energy, Inc.	1,014	1.02%	1,659
California Water Service Group	446	0.32%	(1,027)
Xcel Energy, Inc.	557	0.51%	(1,242)
Portland General Electric Co.	846	0.53%	(1,363)
NorthWestern Corp.	1,111	0.85%	(2,134)
Hawaiian Electric Industries, Inc.	887	0.47%	(2,380)
Southern Co.	1,083	1.00%	(3,157)
UGI Corp.	718	0.36%	(3,737)
OGE Energy Corp.	2,162	1.08%	(4,616)
PPL Corp.	2,633	0.92%	(6,047)
National Fuel Gas Co.	1,182	1.01%	(10,765)
Total Utilities			(21,887)
Total MS Equity Long Custom Basket			$(581,662)

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Equifax, Inc.	995	(1.35)%	57,905
Viad Corp.	3,358	(0.69)%	54,715
ASGN, Inc.	1,707	(1.14)%	51,524
CoStar Group, Inc.	4,055	(1.82)%	49,537
TransUnion	1,132	(0.67)%	36,383
Verisk Analytics, Inc. — Class A	762	(0.98)%	33,757
Cintas Corp.	623	(1.73)%	31,067
Cal-Maine Foods, Inc.	2,575	(0.94)%	15,967
Clarivate plc	3,799	(0.39)%	9,352

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Driven Brands Holdings, Inc.	5,802	(1.19)%	$7,505
Quanta Services, Inc.	971	(0.90)%	5,493
Mister Car Wash, Inc.	2,033	(0.16)%	2,913
Inspire Medical Systems, Inc.	373	(0.51)%	2,702
Patterson Companies, Inc.	3,547	(0.80)%	1,370
Lamb Weston Holdings, Inc.	1,034	(0.55)%	(3,226)
Total Consumer, Non-cyclical			356,964
Financial
State Street Corp.	3,442	(1.57)%	69,054
Park Hotels & Resorts, Inc.	11,643	(1.17)%	67,756
Outfront Media, Inc.	7,896	(0.99)%	59,516
Western Alliance Bancorporation	2,050	(1.07)%	56,668
Signature Bank	620	(0.82)%	53,180
Kite Realty Group Trust	11,160	(1.43)%	48,439
Howard Hughes Corp.	2,385	(1.20)%	47,156
RLJ Lodging Trust	13,461	(1.10)%	46,338
Ares Management Corp. — Class A	1,993	(0.84)%	42,024
Equitable Holdings, Inc.	7,056	(1.36)%	40,733
Kennedy-Wilson Holdings, Inc.	10,684	(1.50)%	39,339
Equinix, Inc.	299	(1.46)%	36,665
Safehold, Inc.	2,564	(0.67)%	35,348
Sun Communities, Inc.	1,320	(1.56)%	34,224
Invitation Homes, Inc.	5,700	(1.50)%	34,206
KKR & Company, Inc. — Class A	3,047	(1.05)%	31,536
Northern Trust Corp.	1,265	(0.91)%	28,022
Goldman Sachs Group, Inc.	961	(2.12)%	26,842
Regions Financial Corp.	7,857	(1.09)%	26,688
Ryman Hospitality Properties, Inc.	1,966	(1.11)%	25,647
Bank of America Corp.	2,279	(0.53)%	21,314
Americold Realty Trust, Inc.	4,998	(1.11)%	21,108
Alexandria Real Estate Equities, Inc.	402	(0.43)%	20,959
Wells Fargo & Co.	3,658	(1.06)%	18,824
Welltower, Inc.	2,764	(1.69)%	18,158
Host Hotels & Resorts, Inc.	10,940	(1.27)%	15,911
Xenia Hotels & Resorts, Inc.	5,262	(0.57)%	15,677
SLM Corp.	4,156	(0.49)%	15,532
Crown Castle International Corp.	1,080	(1.35)%	14,703
Raymond James Financial, Inc.	1,905	(1.26)%	13,740
Sunstone Hotel Investors, Inc.	7,073	(0.52)%	13,265
Assured Guaranty Ltd.	2,334	(0.97)%	9,008
JPMorgan Chase & Co.	570	(0.48)%	8,894
Popular, Inc.	1,253	(0.72)%	6,806
EastGroup Properties, Inc.	688	(0.79)%	6,515
Equity LifeStyle Properties, Inc.	2,598	(1.36)%	6,267
UMB Financial Corp.	1,202	(0.77)%	5,850
SBA Communications Corp.	423	(1.00)%	5,325
Iron Mountain, Inc.	4,036	(1.46)%	3,434
Camden Property Trust	468	(0.47)%	2,491
Extra Space Storage, Inc.	587	(0.74)%	2,442
Arthur J Gallagher & Co.	638	(0.77)%	(970)
American Tower Corp. — Class A	873	(1.66)%	(7,142)
Total Financial			1,087,492
Consumer, Cyclical
MillerKnoll, Inc.	6,747	(1.33)%	71,860
Caesars Entertainment, Inc.	1,603	(0.46)%	49,058
American Airlines Group, Inc.	6,856	(0.64)%	34,445
Copart, Inc.	1,452	(1.17)%	26,843
Hilton Worldwide Holdings, Inc.	714	(0.59)%	24,567
Floor & Decor Holdings, Inc. — Class A	973	(0.45)%	11,624
WESCO International, Inc.	734	(0.58)%	10,821
CarMax, Inc.	666	(0.45)%	7,688
Las Vegas Sands Corp.	3,003	(0.75)%	6,787
Lululemon Athletica, Inc.	165	(0.33)%	4,859
IAA, Inc.	2,065	(0.50)%	3,859
Healthcare Services Group, Inc.	7,078	(0.91)%	(3,092)
Total Consumer, Cyclical			249,319
Utilities
Edison International	3,578	(1.68)%	21,665
Public Service Enterprise Group, Inc.	3,644	(1.71)%	14,966
Entergy Corp.	2,072	(1.73)%	11,991
New Jersey Resources Corp.	3,313	(1.09)%	6,798
ONE Gas, Inc.	1,720	(1.04)%	(6,304)
Atmos Energy Corp.	2,140	(1.78)%	(21,470)
Total Utilities			27,646
Energy
Hess Corp.	757	(0.59)%	18,602
Helmerich & Payne, Inc.	2,647	(0.85)%	11,684
Patterson-UTI Energy, Inc.	9,491	(1.11)%	9,750
Baker Hughes Co.	2,569	(0.55)%	7,736
NOV, Inc.	5,961	(0.75)%	(8,505)
Halliburton Co.	5,908	(1.37)%	(47,000)
Total Energy			(7,733)
Technology
ZoomInfo Technologies, Inc. — Class A	1,909	(0.47)%	39,227
Wolfspeed, Inc.	1,103	(0.52)%	13,692
Broadridge Financial Solutions, Inc.	1,701	(1.80)%	5,287
Duolingo, Inc.	258	(0.17)%	3,402
Veeva Systems, Inc. — Class A	643	(0.94)%	(13,476)
Total Technology			48,132
Industrial
Stericycle, Inc.	4,405	(1.43)%	102,857
Stanley Black & Decker, Inc.	1,414	(1.10)%	39,323
Jacobs Engineering Group, Inc.	1,825	(1.72)%	23,275

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Deere & Co.	179	(0.40)%	$10,586
Waste Management, Inc.	1,573	(1.79)%	7,775
Howmet Aerospace, Inc.	4,936	(1.15)%	6,679
General Electric Co.	1	0 .00%	19
TransDigm Group, Inc.	183	(0.73)%	(1,978)
Exponent, Inc.	1,349	(0.92)%	(2,215)
Republic Services, Inc. — Class A	997	(0.97)%	(9,284)
Tetra Tech, Inc.	1,372	(1.39)%	(22,123)
Casella Waste Systems, Inc. — Class A	2,064	(1.11)%	(24,450)
Total Industrial			130,464
Communications
Walt Disney Co.	1,093	(0.77)%	17,999
Uber Technologies, Inc.	2,655	(0.40)%	13,879
Total Communications			31,878
Total MS Equity Short Custom Basket			$1,924,162

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	1,164	1.16%	$16,514
AbbVie, Inc.	478	0.95%	14,505
Amphastar Pharmaceuticals, Inc.	749	0.34%	11,593
Vertex Pharmaceuticals, Inc.	306	1.12%	9,451
Molson Coors Beverage Co. — Class B	544	0.38%	7,861
Merck & Company, Inc.	729	0.86%	7,782
Prestige Consumer Healthcare, Inc.	1,230	0.94%	7,412
TreeHouse Foods, Inc.	564	0.31%	6,440
Perdoceo Education Corp.	6,333	0.97%	5,405
Innoviva, Inc.	2,747	0.52%	4,700
Halozyme Therapeutics, Inc.	590	0.34%	3,441
Church & Dwight Company, Inc.	664	0.80%	3,098
Royalty Pharma plc — Class A	887	0.48%	2,846
Regeneron Pharmaceuticals, Inc.	111	0.85%	2,237
Kellogg Co.	1,033	0.95%	2,177
Waters Corp.	99	0.42%	1,233
Supernus Pharmaceuticals, Inc.	1,506	0.56%	953
Danaher Corp.	177	0.58%	820
Jazz Pharmaceuticals plc	168	0.34%	625
Centene Corp.	383	0.42%	623
Eagle Pharmaceuticals, Inc.	1,178	0.68%	(21)
Conagra Brands, Inc.	2,735	1.21%	(591)
Kimberly-Clark Corp.	675	1.18%	(626)
Pfizer, Inc.	440	0.30%	(671)
Keurig Dr Pepper, Inc.	1,102	0.50%	(797)
Hologic, Inc.	944	0.85%	(987)
Ingredion, Inc.	374	0.43%	(1,878)
AmerisourceBergen Corp. — Class A	386	0.71%	(2,221)
Gilead Sciences, Inc.	753	0.60%	(2,537)
SpartanNash Co.	660	0.26%	(2,557)
Tyson Foods, Inc. — Class A	807	0.90%	(3,024)
Laboratory Corporation of America Holdings	72	0.22%	(3,142)
FleetCor Technologies, Inc.	109	0.30%	(4,104)
EVERTEC, Inc.	567	0.27%	(4,708)
Constellation Brands, Inc. — Class A	340	1.03%	(5,489)
Horizon Therapeutics plc	205	0.21%	(5,868)
Procter & Gamble Co.	606	1.13%	(6,534)
Abbott Laboratories	708	1.00%	(9,217)
John B Sanfilippo & Son, Inc.	1,127	1.06%	(12,917)
USANA Health Sciences, Inc.	630	0.59%	(14,049)
Vanda Pharmaceuticals, Inc.	3,148	0.44%	(14,316)
Baxter International, Inc.	1,228	1.02%	(18,726)
Total Consumer, Non-cyclical			(5,264)
Basic Materials
American Vanguard Corp.	1,009	0.32%	1,369
Ingevity Corp.	346	0.28%	(26)
NewMarket Corp.	74	0.29%	(946)
Westlake Corp.	397	0.50%	(4,516)
Minerals Technologies, Inc.	1,291	1.03%	(6,818)
AdvanSix, Inc.	651	0.28%	(6,905)
Olin Corp.	401	0.24%	(7,634)
Dow, Inc.	1,323	0.88%	(8,114)
Huntsman Corp.	1,051	0.39%	(8,146)
HB Fuller Co.	940	0.73%	(9,043)
LyondellBasell Industries N.V. — Class A	794	0.90%	(9,794)
International Paper Co.	1,860	1.01%	(11,445)
Southern Copper Corp.	676	0.44%	(16,112)
Total Basic Materials			(88,130)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,284	0.64%	2,664
Winnebago Industries, Inc.	386	0.24%	(360)
Thor Industries, Inc.	281	0.27%	(617)
Tri Pointe Homes, Inc.	1,272	0.28%	(3,066)
Columbia Sportswear Co.	236	0.22%	(3,783)
Walgreens Boots Alliance, Inc.	784	0.38%	(5,536)
Methode Electronics, Inc.	963	0.46%	(5,698)
Alaska Air Group, Inc.	607	0.31%	(6,241)
Whirlpool Corp.	412	0.83%	(14,772)
Total Consumer, Cyclical			(37,409)
Financial
Northwest Bancshares, Inc.	6,797	1.13%	3,650
Banner Corp.	1,518	1.10%	1,817
Preferred Bank/Los Angeles CA	984	0.87%	607
Getty Realty Corp.	1,312	0.45%	177
Global Net Lease, Inc.	6,146	1.13%	(1,080)
AMERISAFE, Inc.	705	0.47%	(1,876)
S&T Bancorp, Inc.	3,078	1.09%	(2,554)
Office Properties Income Trust	2,701	0.70%	(2,706)
PennyMac Financial Services, Inc.	712	0.40%	(2,711)
Encore Capital Group, Inc.	685	0.51%	(2,780)
NMI Holdings, Inc. — Class A	1,510	0.33%	(3,096)
Radian Group, Inc.	1,742	0.44%	(3,949)
Highwoods Properties, Inc.	977	0.43%	(4,023)
Piper Sandler Cos.	259	0.38%	(4,540)
Enstar Group Ltd.	330	0.91%	(4,589)
OneMain Holdings, Inc.	555	0.27%	(4,983)
MGIC Investment Corp.	4,156	0.68%	(5,469)
Fidelity National Financial, Inc.	1,314	0.63%	(6,692)
Interactive Brokers Group, Inc. — Class A	613	0.44%	(7,074)
BankUnited, Inc.	1,183	0.54%	(7,234)
SL Green Realty Corp.	736	0.44%	(8,286)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Stewart Information Services Corp.	840	0.54%	$(8,511)
National Bank Holdings Corp. — Class A	2,168	1.07%	(8,590)
Essent Group Ltd.	1,766	0.89%	(8,791)
Central Pacific Financial Corp.	1,619	0.45%	(8,951)
HomeStreet, Inc.	710	0.32%	(10,207)
Eagle Bancorp, Inc.	1,660	1.02%	(10,488)
Weyerhaeuser Co.	1,977	0.85%	(10,516)
PotlatchDeltic Corp.	997	0.57%	(11,341)
Bread Financial Holdings, Inc.	693	0.33%	(12,248)
Meta Financial Group, Inc.	1,286	0.64%	(21,391)
Total Financial			(178,425)
Communications
T-Mobile US, Inc.	429	0.75%	558
Viavi Solutions, Inc.	1,183	0.20%	439
Juniper Networks, Inc.	840	0.31%	(1,730)
Gogo, Inc.	1,826	0.38%	(3,694)
Verizon Communications, Inc.	1,726	1.13%	(3,796)
Alphabet, Inc. — Class C	12	0.34%	(4,291)
Meta Platforms, Inc. — Class A	250	0.52%	(4,816)
NETGEAR, Inc.	902	0.22%	(6,803)
InterDigital, Inc.	1,334	1.05%	(7,353)
Total Communications			(31,486)
Energy
Occidental Petroleum Corp.	347	0.26%	(1,738)
Kinder Morgan, Inc.	2,361	0.51%	(4,265)
Phillips 66	162	0.17%	(4,697)
DT Midstream, Inc.	664	0.42%	(5,900)
SunCoke Energy, Inc.	3,458	0.30%	(6,841)
Antero Midstream Corp.	4,000	0.47%	(7,157)
Targa Resources Corp.	512	0.40%	(8,470)
Valero Energy Corp.	235	0.32%	(9,378)
Equitrans Midstream Corp.	5,138	0.42%	(10,489)
Chevron Corp.	291	0.55%	(10,852)
Williams Companies, Inc.	2,358	0.95%	(12,508)
Exxon Mobil Corp.	862	0.96%	(16,816)
Total Energy			(99,111)
Industrial
OSI Systems, Inc.	1,028	1.14%	5,818
Dorian LPG Ltd.	1,518	0.30%	3,848
Mueller Industries, Inc.	384	0.26%	3,772
Sanmina Corp.	597	0.31%	1,307
Amcor plc	2,497	0.40%	(949)
Keysight Technologies, Inc.	120	0.21%	(1,340)
Energizer Holdings, Inc.	863	0.32%	(1,350)
Insteel Industries, Inc.	569	0.25%	(2,343)
Garmin Ltd.	447	0.57%	(2,460)
Oshkosh Corp.	183	0.19%	(2,576)
Fortune Brands Home & Security, Inc.	341	0.26%	(3,182)
Snap-on, Inc.	169	0.43%	(4,289)
Louisiana-Pacific Corp.	461	0.31%	(4,302)
Atlas Air Worldwide Holdings, Inc.	437	0.35%	(4,412)
Sealed Air Corp.	579	0.43%	(4,646)
Knowles Corp.	4,261	0.96%	(6,726)
Encore Wire Corp.	188	0.25%	(7,602)
Eagle Materials, Inc.	510	0.73%	(7,663)
Sturm Ruger & Company, Inc.	1,166	0.96%	(7,674)
Standex International Corp.	811	0.89%	(8,339)
Packaging Corporation of America	549	0.98%	(8,580)
Vishay Intertechnology, Inc.	4,276	0.99%	(10,255)
Vontier Corp.	3,283	0.98%	(16,728)
Total Industrial			(90,671)
Technology
CSG Systems International, Inc.	1,463	1.13%	18,902
Genpact Ltd.	1,966	1.08%	771
Rambus, Inc.	1,134	0.32%	138
Lumentum Holdings, Inc.	246	0.25%	(2,060)
Oracle Corp.	394	0.36%	(3,074)
NetApp, Inc.	1,248	1.05%	(3,758)
Semtech Corp.	679	0.48%	(4,230)
Qorvo, Inc.	342	0.42%	(6,699)
Cirrus Logic, Inc.	1,077	1.01%	(10,278)
Xperi Holding Corp.	2,227	0.42%	(10,540)
Micron Technology, Inc.	851	0.61%	(13,525)
Total Technology			(34,353)
Utilities
IDACORP, Inc.	789	1.08%	5,062
Chesapeake Utilities Corp.	501	0.84%	4,534
Otter Tail Corp.	758	0.66%	3,215
MGE Energy, Inc.	1,014	1.02%	1,617
California Water Service Group	446	0.32%	(967)
Portland General Electric Co.	846	0.53%	(1,335)
Xcel Energy, Inc.	557	0.51%	(1,590)
NorthWestern Corp.	1,111	0.85%	(2,166)
Hawaiian Electric Industries, Inc.	887	0.47%	(2,318)
Southern Co.	1,083	1.00%	(3,158)
UGI Corp.	718	0.36%	(3,847)
OGE Energy Corp.	2,162	1.08%	(5,193)
PPL Corp.	2,633	0.92%	(5,974)
National Fuel Gas Co.	1,182	1.01%	(11,060)
Total Utilities			(23,180)
Total GS Equity Long Custom Basket			$(588,029)

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Consumer, Non-cyclical
Equifax, Inc.	995	(1.35)%	57,822
Viad Corp.	3,358	(0.69)%	54,235
ASGN, Inc.	1,707	(1.14)%	51,762
CoStar Group, Inc.	4,055	(1.81)%	50,593
TransUnion	1,132	(0.67)%	36,301
Verisk Analytics, Inc. — Class A	762	(0.98)%	33,795
Cintas Corp.	623	(1.72)%	30,938
Cal-Maine Foods, Inc.	2,575	(0.94)%	15,885
Clarivate plc	3,799	(0.39)%	9,508

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Driven Brands Holdings, Inc.	5,802	(1.18)%	$7,709
Quanta Services, Inc.	971	(0.90)%	5,626
Mister Car Wash, Inc.	2,033	(0.16)%	2,908
Inspire Medical Systems, Inc.	373	(0.50)%	2,635
Patterson Companies, Inc.	3,547	(0.80)%	1,055
Lamb Weston Holdings, Inc.	1,034	(0.55)%	(3,189)
Total Consumer, Non-cyclical			357,583
Financial
State Street Corp.	3,442	(1.57)%	69,106
Park Hotels & Resorts, Inc.	11,643	(1.17)%	67,960
Outfront Media, Inc.	7,896	(0.99)%	59,550
Western Alliance Bancorporation	2,050	(1.07)%	56,815
Signature Bank	620	(0.82)%	53,108
Kite Realty Group Trust	11,160	(1.43)%	48,586
Howard Hughes Corp.	2,385	(1.20)%	47,284
RLJ Lodging Trust	13,461	(1.10)%	45,722
Ares Management Corp. — Class A	1,993	(0.84)%	42,001
Equitable Holdings, Inc.	7,056	(1.36)%	40,398
Kennedy-Wilson Holdings, Inc.	10,684	(1.50)%	39,205
Equinix, Inc.	299	(1.46)%	36,417
Safehold, Inc.	2,564	(0.67)%	35,927
Invitation Homes, Inc.	5,700	(1.50)%	34,226
Sun Communities, Inc.	1,320	(1.56)%	34,160
KKR & Company, Inc. — Class A	3,047	(1.04)%	31,878
Morgan Stanley	4,024	(2.27)%	30,653
Northern Trust Corp.	1,265	(0.90)%	27,162
Regions Financial Corp.	7,857	(1.09)%	26,778
Ryman Hospitality Properties, Inc.	1,966	(1.11)%	25,626
Bank of America Corp.	2,279	(0.53)%	21,385
Alexandria Real Estate Equities, Inc.	402	(0.43)%	20,986
Americold Realty Trust, Inc.	4,998	(1.11)%	20,926
Wells Fargo & Co.	3,658	(1.06)%	18,776
Welltower, Inc.	2,764	(1.69)%	18,224
Xenia Hotels & Resorts, Inc.	5,262	(0.57)%	17,040
Host Hotels & Resorts, Inc.	10,940	(1.27)%	15,835
SLM Corp.	4,156	(0.49)%	15,689
Crown Castle International Corp.	1,080	(1.35)%	14,671
Raymond James Financial, Inc.	1,905	(1.26)%	14,070
Sunstone Hotel Investors, Inc.	7,073	(0.52)%	13,028
JPMorgan Chase & Co.	570	(0.48)%	9,028
Assured Guaranty Ltd.	2,334	(0.96)%	8,980
Equity LifeStyle Properties, Inc.	2,598	(1.36)%	8,020
EastGroup Properties, Inc.	688	(0.79)%	6,908
Popular, Inc.	1,253	(0.71)%	6,743
UMB Financial Corp.	1,202	(0.77)%	5,772
SBA Communications Corp.	423	(1.00)%	5,257
Iron Mountain, Inc.	4,036	(1.46)%	3,244
Extra Space Storage, Inc.	587	(0.74)%	3,168
Camden Property Trust	468	(0.47)%	2,760
Arthur J Gallagher & Co.	638	(0.77)%	(707)
American Tower Corp. — Class A	873	(1.65)%	(7,235)
Total Financial			1,095,130
Consumer, Cyclical
MillerKnoll, Inc.	6,747	(1.31)%	71,909
Caesars Entertainment, Inc.	1,603	(0.45)%	49,213
American Airlines Group, Inc.	6,856	(0.64)%	34,616
Copart, Inc.	1,452	(1.17)%	26,707
Hilton Worldwide Holdings, Inc.	714	(0.59)%	24,569
Floor & Decor Holdings, Inc. — Class A	973	(0.45)%	11,691
WESCO International, Inc.	734	(0.58)%	11,123
CarMax, Inc.	666	(0.45)%	7,852
Las Vegas Sands Corp.	3,003	(0.75)%	6,774
Lululemon Athletica, Inc.	165	(0.33)%	4,880
IAA, Inc.	2,065	(0.50)%	4,068
Healthcare Services Group, Inc.	7,078	(0.91)%	(2,688)
Total Consumer, Cyclical			250,714
Utilities
Edison International	3,578	(1.68)%	23,122
Public Service Enterprise Group, Inc.	3,644	(1.71)%	16,077
Entergy Corp.	2,072	(1.73)%	12,280
New Jersey Resources Corp.	3,313	(1.09)%	6,883
ONE Gas, Inc.	1,720	(1.03)%	(6,337)
Atmos Energy Corp.	2,140	(1.78)%	(21,601)
Total Utilities			30,424
Energy
Hess Corp.	757	(0.61)%	18,807
Helmerich & Payne, Inc.	2,647	(0.84)%	11,611
Patterson-UTI Energy, Inc.	9,491	(1.11)%	10,364
Baker Hughes Co.	2,569	(0.55)%	7,772
NOV, Inc.	5,961	(0.75)%	(8,719)
Halliburton Co.	5,908	(1.37)%	(46,713)
Total Energy			(6,878)
Technology
ZoomInfo Technologies, Inc. — Class A	1,909	(0.47)%	39,512
Wolfspeed, Inc.	1,103	(0.52)%	13,898
Broadridge Financial Solutions, Inc.	1,701	(1.80)%	5,389
Duolingo, Inc.	258	(0.17)%	3,480
Veeva Systems, Inc. — Class A	643	(0.94)%	(13,657)
Total Technology			48,622
Industrial
Stericycle, Inc.	4,405	(1.43)%	103,520
Stanley Black & Decker, Inc.	1,414	(1.10)%	39,384
Jacobs Engineering Group, Inc.	1,825	(1.72)%	23,323
Deere & Co.	179	(0.40)%	10,638
Waste Management, Inc.	1,573	(1.78)%	9,498

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Howmet Aerospace, Inc.	4,936	(1.15)%	$6,380
General Electric Co.	1	0.00%	19
TransDigm Group, Inc.	183	(0.73)%	(1,342)
Exponent, Inc.	1,349	(0.91)%	(2,287)
Republic Services, Inc. — Class A	997	(0.97)%	(9,333)
Tetra Tech, Inc.	1,372	(1.39)%	(22,289)
Casella Waste Systems, Inc. — Class A	2,064	(1.11)%	(24,495)
Total Industrial			133,016
Communications
Walt Disney Co.	1,093	(0.76)%	17,981
Uber Technologies, Inc.	2,655	(0.40)%	13,980
Total Communications			31,961
Total GS Equity Short Custom Basket			$1,940,572

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2022.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,086,056	$—	$—	$28,086,056
Money Market Fund	1,523,699	—	—	1,523,699
Equity Custom Basket Swap Agreements**	—	3,864,734	—	3,864,734
Total Assets	$29,609,755	$3,864,734	$—	$33,474,489

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,169,691	$—	$1,169,691

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 26.8%
Bristol-Myers Squibb Co.	58,711	$4,520,747
Procter & Gamble Co.	23,898	3,436,293
Gilead Sciences, Inc.	54,353	3,359,559
Johnson & Johnson	17,892	3,176,009
Kellogg Co.	42,020	2,997,707
CVS Health Corp.	25,052	2,321,318
Becton Dickinson and Co.	8,504	2,096,491
Amgen, Inc.	8,094	1,969,270
Cigna Corp.	7,102	1,871,519
AbbVie, Inc.	12,177	1,865,029
Kimberly-Clark Corp.	12,564	1,698,025
Merck & Company, Inc.	17,714	1,614,986
Colgate-Palmolive Co.	18,592	1,489,963
Quest Diagnostics, Inc.	10,800	1,436,184
Pfizer, Inc.	26,871	1,408,847
Regeneron Pharmaceuticals, Inc.*	2,163	1,278,614
Vertex Pharmaceuticals, Inc.*	4,319	1,217,051
H&R Block, Inc.	34,413	1,215,467
Avery Dennison Corp.	7,196	1,164,816
J M Smucker Co.	8,341	1,067,732
PepsiCo, Inc.	5,668	944,629
Campbell Soup Co.	19,627	943,077
General Mills, Inc.	12,252	924,413
Hershey Co.	3,799	817,393
United Rentals, Inc.*	2,983	724,601
Kroger Co.	13,818	654,006
Church & Dwight Company, Inc.	6,349	588,298
DaVita, Inc.*	5,586	446,656
S&P Global, Inc.	1,032	347,846
Laboratory Corporation of America Holdings	1,180	276,545
UnitedHealth Group, Inc.	484	248,597
Total Consumer, Non-cyclical		48,121,688
Technology - 25.1%
Apple, Inc.	74,220	10,147,359
Microsoft Corp.	38,233	9,819,382
International Business Machines Corp.	24,599	3,473,133
Intel Corp.	92,115	3,446,022
Texas Instruments, Inc.	18,842	2,895,073
HP, Inc.	64,759	2,122,800
NetApp, Inc.	30,170	1,968,291
Dell Technologies, Inc. — Class C	34,282	1,584,171
SS&C Technologies Holdings, Inc.	22,514	1,307,388
Oracle Corp.	17,468	1,220,489
Dropbox, Inc. — Class A*	53,393	1,120,719
Jack Henry & Associates, Inc.	4,602	828,452
Skyworks Solutions, Inc.	8,319	770,672
Seagate Technology Holdings plc	9,128	652,104
Cognizant Technology Solutions Corp. — Class A	9,572	646,014
NVIDIA Corp.	3,950	598,780
KLA Corp.	1,859	593,170
Applied Materials, Inc.	5,621	511,399
Lam Research Corp.	1,178	502,005
Akamai Technologies, Inc.*	3,628	331,345
ON Semiconductor Corp.*	6,029	303,319
Advanced Micro Devices, Inc.*	3,597	275,063
Total Technology		45,117,150
Financial - 15.0%
Prudential Financial, Inc.	33,667	3,221,259
Travelers Companies, Inc.	17,854	3,019,647
MetLife, Inc.	37,885	2,378,799
Allstate Corp.	16,492	2,090,031
JPMorgan Chase & Co.	14,564	1,640,052
U.S. Bancorp	31,862	1,466,289
Bank of Montreal	13,086	1,258,481
American Tower Corp. — Class A REIT	4,492	1,148,110
Canadian Imperial Bank of Commerce	22,183	1,076,763
Royal Bank of Canada	10,970	1,062,115
Charles Schwab Corp.	16,295	1,029,518
Citigroup, Inc.	22,345	1,027,646
Visa, Inc. — Class A	4,800	945,072
CBRE Group, Inc. — Class A*	12,368	910,409
Equinix, Inc. REIT	1,235	811,420
Toronto-Dominion Bank	11,564	758,367
First American Financial Corp.	12,987	687,272
Voya Financial, Inc.	11,136	662,926
Jones Lang LaSalle, Inc.*	2,692	470,723
Mastercard, Inc. — Class A	1,352	426,529
PNC Financial Services Group, Inc.	2,232	352,143
Prologis, Inc. REIT	1,873	220,359
Hartford Financial Services Group, Inc.	2,966	194,065
Total Financial		26,857,995
Communications - 8.5%
Alphabet, Inc. — Class A*	2,167	4,722,456
Amazon.com, Inc.*	27,160	2,884,664
Verizon Communications, Inc.	49,912	2,533,034
Motorola Solutions, Inc.	10,870	2,278,352
Cisco Systems, Inc.	30,746	1,311,010
Meta Platforms, Inc. — Class A*	3,845	620,006
AT&T, Inc.	20,000	419,200
Netflix, Inc.*	1,504	263,005
CDW Corp.	1,588	250,205
Total Communications		15,281,932
Energy - 7.5%
Chevron Corp.	29,848	4,321,394
Kinder Morgan, Inc.	199,706	3,347,073
Valero Energy Corp.	17,828	1,894,760
ONEOK, Inc.	33,879	1,880,284
Phillips 66	19,474	1,596,673
ConocoPhillips	4,240	380,794
Total Energy		13,420,978
Consumer, Cyclical - 6.7%
Home Depot, Inc.	8,040	2,205,131
Choice Hotels International, Inc.	11,408	1,273,475
Walgreens Boots Alliance, Inc.	32,790	1,242,741
Cummins, Inc.	6,311	1,221,368
Whirlpool Corp.	7,130	1,104,223
NVR, Inc.*	240	960,994
Tesla, Inc.*	1,340	902,383
Lowe's Companies, Inc.	3,584	626,017
AutoNation, Inc.*	5,066	566,176

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 6.7% (continued)
General Motors Co.*	16,910	$537,061
Costco Wholesale Corp.	812	389,175
Dollar General Corp.	1,347	330,608
Yum! Brands, Inc.	2,223	252,333
Dick's Sporting Goods, Inc.	2,969	223,774
Bath & Body Works, Inc.	8,033	216,248
Total Consumer, Cyclical		12,051,707
Industrial - 5.3%
3M Co.	25,372	3,283,391
General Dynamics Corp.	10,146	2,244,802
Keysight Technologies, Inc.*	10,623	1,464,381
Caterpillar, Inc.	4,796	857,333
Owens Corning	10,585	786,571
Dover Corp.	5,079	616,184
Waste Management, Inc.	1,547	236,660
Total Industrial		9,489,322
Utilities - 3.6%
Duke Energy Corp.	19,719	2,114,074
Exelon Corp.	45,540	2,063,873
WEC Energy Group, Inc.	19,387	1,951,107
NextEra Energy, Inc.	3,752	290,630
Total Utilities		6,419,684
Basic Materials - 0.6%
Celanese Corp. — Class A	9,038	1,062,959
Total Common Stocks
(Cost $186,135,910)		177,823,415

EXCHANGE-TRADED FUNDS† - 1.0%
SPDR S&P 500 ETF Trust	4,500	1,697,625
Total Exchange-Traded Funds
(Cost $1,971,711)		1,697,625

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	1,162,257	1,162,257
Total Money Market Fund
(Cost $1,162,257)		1,162,257
Total Investments - 100.7%
(Cost $189,269,878)		$180,683,297
Other Assets & Liabilities, net - (0.7)%		(1,242,859)
Total Net Assets - 100.0%		$179,440,438

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2022.

 plc — Public Limited Company

 REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$177,823,415	$—	$—	$177,823,415
Exchange-Traded Funds	1,697,625	—	—	1,697,625
Money Market Fund	1,162,257	—	—	1,162,257
Total Assets	$180,683,297	$—	$—	$180,683,297

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 1.4%
Financial - 1.4%
Pershing Square Tontine Holdings Ltd. — Class A*,1	622,890	$12,439,113
KKR Acquisition Holdings I Corp. — Class A*,1	299,316	2,930,304
RXR Acquisition Corp. — Class A*,1	72,327	708,081
TPG Pace Beneficial II Corp.*,1	64,278	625,425
MSD Acquisition Corp. — Class A*,1	46,697	457,630
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	371,893
Conyers Park III Acquisition Corp. — Class A*,1	35,600	343,540
Waverley Capital Acquisition Corp. 1 — Class A*,1	28,200	272,694
Colicity, Inc. — Class A*,1	25,295	248,144
Acropolis Infrastructure Acquisition Corp. — Class A*,1	24,900	240,783
Blue Whale Acquisition Corp. I — Class A*,1	20,700	200,169
Total Financial		18,837,776
Communications - 0.0%
Figs, Inc. — Class A*	12,590	114,695
Vacasa, Inc. — Class A*	31,926	91,947
Total Communications		206,642
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $19,061,064)		19,044,418

PREFERRED STOCKS†† - 4.9%
Financial - 4.9%
Wells Fargo & Co.
4.38%	210,000	3,782,100
4.70%	148,000	2,860,840
3.90%	3,250,000	2,799,063
First Republic Bank
4.25%	372,000	6,606,720
4.13%	53,200	931,000
Charles Schwab Corp.
4.00%	8,500,000	6,542,875
Markel Corp.
6.00%	5,210,000	5,138,362
W R Berkley Corp.
4.13% due 03/30/61	282,142	4,850,021
4.25% due 09/30/60	11,828	208,055
Bank of America Corp.
4.13%	148,000	2,751,320
4.38%	106,000	2,023,540
Bank of New York Mellon Corp.
3.75%	3,900,000	3,183,684
4.70%	1,060,000	1,035,620
JPMorgan Chase & Co.
3.65%[2]	2,350,000	1,924,650
4.63%	76,000	1,509,360
MetLife, Inc.
3.85%	3,520,000	3,134,397
Globe Life, Inc.
4.25% due 06/15/61	160,000	3,062,400
Public Storage
4.63%	104,783	2,304,178
4.13%	22,087	429,813
Arch Capital Group Ltd.
4.55%	102,000	1,963,500
PartnerRe Ltd.
4.88%	78,457	1,624,350
American Financial Group, Inc.
4.50% due 09/15/60	77,955	1,506,091
RenaissanceRe Holdings Ltd.
4.20%	82,000	1,459,600
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,002,500
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	918,240
Assurant, Inc.
5.25% due 01/15/61	38,000	845,500
Depository Trust & Clearing Corp.
3.38%[2,3,5]	1,000,000	788,468
Total Financial		65,186,247
Industrial - 0.0%
Constar International Holdings LLC *,†††	7	–
Total Preferred Stocks
(Cost $82,765,122)		65,186,247

WARRANTS† - 0.0%
Pershing Square Tontine Holdings Ltd.
Expiring 07/24/25*,1	69,210	29,767
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	74,828	26,938
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	6,510	3,450
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	11,866	2,848
MSD Acquisition Corp.
Expiring 05/13/23*,1	9,339	2,810
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	12,766	2,426
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	9,400	1,985
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	8,300	1,660
RXR Acquisition Corp.
Expiring 03/08/26*,1	14,463	1,634
Colicity, Inc.
Expiring 12/31/27*,1	5,057	1,097
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	5,174	1,087
Total Warrants
(Cost $554,301)		75,702

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	222,200	$2,659,734
Total Closed-End Funds
(Cost $3,273,254)		2,659,734
MONEY MARKET FUNDS† - 0.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[4]	6,389,360	6,389,360
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[4]	5,384,465	5,384,465
Total Money Market Funds
(Cost $11,773,825)		11,773,825

	Face Amount~	Value
CORPORATE BONDS†† - 38.0%
Financial - 17.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	4,890,312
3.25% due 11/15/30[3]	4,500,000	3,669,570
JPMorgan Chase & Co.
3.11% due 04/22/41[2]	3,530,000	2,736,445
2.52% due 04/22/31[2]	2,210,000	1,882,298
2.96% due 05/13/31[2]	1,870,000	1,614,527
4.49% due 03/24/31[2]	1,600,000	1,562,581
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	6,591,313
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	7,470,000	6,514,470
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	6,486,979
Bank of America Corp.
2.59% due 04/29/31[2]	5,400,000	4,579,972
6.13% *,2,5	1,650,000	1,591,219
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	4,624,487
3.95% due 05/15/60[3]	2,150,000	1,545,341
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	7,410,000	6,160,504
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	6,170,000	5,902,909
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,010,293
5.30% due 01/15/29	1,900,000	1,814,711
Wilton RE Ltd.
6.00%†††,2,3,5	6,350,000	5,471,224
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	4,971,560
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	4,936,896
Reinsurance Group of America, Inc.
3.15% due 06/15/30	4,750,000	4,196,237
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,630,000	3,175,978
2.45% due 03/15/31	1,210,000	962,976
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[3]	5,150,000	3,928,584
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,695,357
Allianz SE
3.20%[2,3,5]	5,000,000	3,650,000
Iron Mountain, Inc.
5.25% due 07/15/30[3]	1,595,000	1,386,685
4.50% due 02/15/31[3]	1,605,000	1,311,518
5.63% due 07/15/32[3]	1,000,000	845,576
Safehold Operating Partnership, LP
2.85% due 01/15/32	2,428,000	1,948,970
2.80% due 06/15/31	1,931,000	1,570,464
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	4,000,000	3,457,432
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,753,794
2.69% due 06/23/32[2,3]	2,000,000	1,608,827
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,361,527
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,808,022
3.25% due 07/15/27	1,800,000	1,531,640
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,241,955
Old Republic International Corp.
3.85% due 06/11/51	4,020,000	3,034,164
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[3]	2,450,000	1,894,530
3.20% due 12/01/61[3]	1,650,000	1,127,797
KKR Group Finance Company VI LLC
3.75% due 07/01/29[3]	3,230,000	3,019,400
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,932,531
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,797,776
4.90% due 03/27/28	1,100,000	1,097,534
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	2,891,608
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,856,115
American International Group, Inc.
4.38% due 06/30/50	3,110,000	2,757,773

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 38.0% (continued)
Financial - 17.1% (continued)
Crown Castle International Corp.
2.90% due 04/01/41	2,200,000	$1,585,664
3.30% due 07/01/30	1,149,000	1,013,321
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	1,774,493
2.65% due 09/15/40	1,100,000	806,697
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,360,264
UBS Group AG
2.10% due 02/11/32[2,3]	2,950,000	2,342,245
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,278,723
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,228,047
National Australia Bank Ltd.
2.33% due 08/21/30[3]	1,500,000	1,205,776
2.99% due 05/21/31[3]	1,150,000	960,964
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,144,375
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,141,992
Corebridge Financial, Inc.
3.90% due 04/05/32[3]	1,600,000	1,435,393
4.35% due 04/05/42[3]	750,000	639,586
Jefferies Group LLC
2.75% due 10/15/32	2,720,000	2,065,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,015,125
Arch Capital Group Ltd.
3.64% due 06/30/50	2,500,000	1,943,747
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	1,941,369
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,866,285
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	1,450,000	1,258,139
3.60% due 09/15/51	800,000	600,917
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	1,768,819
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	965,799
2.96% due 11/16/40	1,100,000	795,814
QBE Insurance Group Ltd.
5.88% [2,3,5]	1,750,000	1,701,875
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,673,880
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,642,924
HS Wildcat LLC
3.83% due 12/31/50†††	2,000,000	1,610,682
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,603,767
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,603,331
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,521,672
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,472,169
Brookfield Finance, Inc.
3.50% due 03/30/51	1,250,000	899,217
4.70% due 09/20/47	650,000	569,358
Primerica, Inc.
2.80% due 11/19/31	1,750,000	1,464,390
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,800,000	1,431,879
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,427,504
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,354,342
Kemper Corp.
2.40% due 09/30/30	1,510,000	1,221,242
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,193,242
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	1,400,000	1,080,467
Raymond James Financial, Inc.
3.75% due 04/01/51	1,300,000	1,057,041
Societe Generale S.A.
2.89% due 06/09/32[2,3]	1,300,000	1,038,059
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	970,978
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	848,788
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	926,400	830,855
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	781,814
W R Berkley Corp.
4.00% due 05/12/50	850,000	709,278
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	684,236
Weyerhaeuser Co.
4.00% due 04/15/30	722,000	679,606
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	678,696
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	677,072

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 38.0% (continued)
Financial - 17.1% (continued)
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	$646,988
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	633,289
Nasdaq, Inc.
3.25% due 04/28/50	850,000	618,358
New York Life Insurance Co.
3.75% due 05/15/50[3]	600,000	490,062
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	407,020
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	400,581
Brookfield Finance LLC
3.45% due 04/15/50	470,000	336,206
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	274,910
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	95,435
Total Financial		222,872,397
Industrial - 4.4%
Boeing Co.
5.81% due 05/01/50	7,340,000	6,741,582
5.71% due 05/01/40	4,380,000	4,085,517
5.04% due 05/01/27	2,150,000	2,123,702
3.63% due 02/01/31	1,450,000	1,251,582
2.20% due 02/04/26	1,000,000	901,366
National Basketball Association
2.51% due 12/16/24†††	4,000,000	3,858,026
Textron, Inc.
2.45% due 03/15/31	3,200,000	2,628,911
3.00% due 06/01/30	1,355,000	1,178,617
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,407,585	3,762,733
TD SYNNEX Corp.
2.65% due 08/09/31[3]	2,550,000	2,057,038
2.38% due 08/09/28[3]	1,600,000	1,348,919
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,147,312
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	4,150,000	2,841,961
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,704,317
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,554,474
2.80% due 01/15/32	1,150,000	905,762
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	3,000,000	2,372,042
IP Lending II Ltd.
3.65% due 07/15/25†††,3	2,450,000	2,349,440
Owens Corning
3.88% due 06/01/30	2,380,000	2,173,126
GATX Corp.
4.00% due 06/30/30	2,110,000	1,946,085
CNH Industrial Capital LLC
1.88% due 01/15/26	1,880,000	1,704,001
Stadco LA, LLC
3.75% due 05/15/56†††	2,000,000	1,570,815
Ryder System, Inc.
3.35% due 09/01/25	1,470,000	1,425,033
IP Lending V Ltd.
5.13% due 04/02/26†††,3	1,050,000	1,044,036
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,008,548
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	451,193
Sonoco Products Co.
5.75% due 11/01/40	150,000	152,670
Total Industrial		57,288,808
Consumer, Cyclical - 4.2%
Marriott International, Inc.
4.63% due 06/15/30	2,830,000	2,713,077
3.50% due 10/15/32	3,000,000	2,587,723
2.85% due 04/15/31	2,020,000	1,675,147
2.75% due 10/15/33	1,000,000	786,378
Hyatt Hotels Corp.
5.63% due 04/23/25	3,950,000	4,000,846
5.75% due 04/23/30	3,010,000	3,030,672
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,505,464
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	5,271,304
Alt-2 Structured Trust
2.95% due 05/14/31†††	3,739,066	3,419,736
Smithsonian Institution
2.70% due 09/01/44	4,000,000	3,080,402
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	3,150,000	3,060,738
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	3,014,000	3,050,736
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	2,159,987	2,076,313
2.90% due 03/15/35[3]	847,627	746,384
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	2,550,000	2,506,140
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,098,382
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	2,069,788
Ferguson Finance plc
3.25% due 06/02/30[3]	1,204,000	1,041,987
4.65% due 04/20/32[3]	600,000	565,737
Magallanes, Inc.
5.14% due 03/15/52[3]	1,650,000	1,384,928

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 38.0% (continued)
Consumer, Cyclical - 4.2% (continued)
Northern Group Housing LLC
6.80% due 08/15/53†††,3		1,100,000	$1,332,160
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50		1,541,000	1,215,496
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28		742,000	678,206
Lowe's Companies, Inc.
1.70% due 09/15/28		450,000	383,112
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]		200,000	192,000
Total Consumer, Cyclical			55,472,856
Consumer, Non-cyclical - 4.0%
Altria Group, Inc.
3.70% due 02/04/51		4,650,000	2,972,052
3.40% due 05/06/30		2,510,000	2,129,141
4.45% due 05/06/50		390,000	280,820
CoStar Group, Inc.
2.80% due 07/15/30[3]		5,810,000	4,837,363
Quanta Services, Inc.
2.90% due 10/01/30		4,175,000	3,439,589
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	1,929,064
4.70% due 04/02/27		1,410,000	1,377,303
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	1,878,247
2.20% due 09/02/30		1,410,000	1,137,438
Global Payments, Inc.
2.90% due 05/15/30		1,620,000	1,366,932
2.90% due 11/15/31		1,650,000	1,351,251
Smithfield Foods, Inc.
2.63% due 09/13/31[3]		2,400,000	1,895,105
3.00% due 10/15/30[3]		970,000	804,127
Becle, SAB de CV
2.50% due 10/14/31[3]		2,700,000	2,157,700
Kraft Heinz Foods Co.
5.50% due 06/01/50		1,250,000	1,199,893
7.13% due 08/01/39[3]		650,000	728,139
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]		1,750,000	1,343,931
4.38% due 02/02/52[3]		600,000	424,332
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	1,697,359
Emory University
2.97% due 09/01/50		2,000,000	1,588,068
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	1,549,991
California Institute of Technology
3.65% due 09/01/19		2,000,000	1,510,233
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]		1,500,000	1,246,200
Anheuser-Busch InBev Worldwide, Inc.
6.63% due 08/15/33		1,100,000	1,243,754
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[3]		1,480,000	1,112,993
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]		1,300,000	1,065,975
Universal Health Services, Inc.
2.65% due 10/15/30[3]		1,320,000	1,055,663
Johnson & Johnson
2.45% due 09/01/60		1,500,000	1,016,923
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	890,349
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	881,332
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	774,013
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	763,314
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		925,000	761,969
Johns Hopkins University
2.81% due 01/01/60		1,000,000	729,468
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	691,743
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	676,837
GXO Logistics, Inc.
2.65% due 07/15/31		850,000	670,576
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[3]		800,000	648,064
Moody's Corp.
3.25% due 05/20/50		700,000	519,585
Duke University
2.83% due 10/01/55		506,000	385,876
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		200,000	162,807
Total Consumer, Non-cyclical			52,895,519
Energy - 2.4%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]		6,250,000	4,932,985
2.94% due 09/30/40[3]		3,930,440	3,205,979

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 38.0% (continued)
Energy - 2.4% (continued)
BP Capital Markets plc
4.88% [2,5]	7,530,000	$6,555,963
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	4,190,000	4,015,351
Qatar Energy
3.13% due 07/12/41[3]	2,375,000	1,860,812
3.30% due 07/12/51[3]	2,350,000	1,813,580
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,577,438
3.25% due 06/01/30	1,500,000	1,333,488
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,202,239
Valero Energy Corp.
2.15% due 09/15/27	950,000	845,557
4.00% due 04/01/29	500,000	472,996
2.85% due 04/15/25	184,000	177,820
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	990,235
NuStar Logistics, LP
6.38% due 10/01/30	700,000	608,178
6.00% due 06/01/26	200,000	187,000
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39	450,000	355,127
Phillips 66
3.70% due 04/06/23	250,000	249,981
Total Energy		31,384,729
Communications - 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,325,000	2,662,852
3.90% due 06/01/52	3,350,000	2,325,618
2.25% due 01/15/29	2,400,000	1,972,002
Paramount Global
4.95% due 01/15/31	3,078,000	2,930,286
4.95% due 05/19/50	2,490,000	2,087,026
2.90% due 01/15/27	450,000	414,328
British Telecommunications plc
4.88% due 11/23/81[2,6]	2,900,000	2,465,000
4.25% due 11/23/81[2,3]	500,000	435,217
9.63% due 12/15/30	150,000	186,663
Level 3 Financing, Inc.
4.25% due 07/01/28[3]	2,175,000	1,742,719
3.88% due 11/15/29[3]	1,150,000	949,782
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	2,350,000	1,931,018
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	1,907,098
Walt Disney Co.
3.80% due 05/13/60	2,000,000	1,671,942
AT&T, Inc.
2.75% due 06/01/31	1,500,000	1,295,262
Amazon.com, Inc.
2.70% due 06/03/60	1,610,000	1,090,500
VeriSign, Inc.
2.70% due 06/15/31	1,200,000	965,691
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	468,000
Fox Corp.
3.05% due 04/07/25	450,000	435,719
Altice France S.A.
5.13% due 01/15/29[3]	250,000	189,403
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	176,480
Total Communications		28,302,606
Technology - 1.7%
Broadcom, Inc.
4.93% due 05/15/37[3]	2,306,000	2,067,428
4.15% due 11/15/30	1,702,000	1,559,395
3.19% due 11/15/36[3]	217,000	164,958
Entegris Escrow Corp.
4.75% due 04/15/29[3]	3,700,000	3,445,544
Workday, Inc.
3.80% due 04/01/32	3,650,000	3,334,915
NetApp, Inc.
2.70% due 06/22/30	2,807,000	2,365,376
Citrix Systems, Inc.
1.25% due 03/01/26	2,300,000	2,225,164
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	2,600,000	2,148,029
Oracle Corp.
3.95% due 03/25/51	2,450,000	1,799,517
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,394,141
4.38% due 05/15/30	200,000	184,994
Apple, Inc.
2.55% due 08/20/60	1,550,000	1,061,476
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,043,022
Total Technology		22,793,959
Utilities - 1.1%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,700,000	5,702,926
Jersey Central Power & Light Co.
2.75% due 03/01/32[3]	3,220,000	2,738,782
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,586,992
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,502,609
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	954,310
Alexander Funding Trust
1.84% due 11/15/23[3]	950,000	909,533

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 38.0% (continued)
Utilities - 1.1% (continued)
Enel Finance International N.V.
2.88% due 07/12/41[3]	1,250,000	$841,670
Xcel Energy, Inc.
2.35% due 11/15/31	690,000	569,486
Total Utilities		14,806,308
Basic Materials - 0.9%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	3,600,000	3,180,492
4.20% due 05/13/50[3]	3,235,000	2,647,435
Anglo American Capital plc
5.63% due 04/01/30[3]	1,800,000	1,812,587
3.95% due 09/10/50[3]	970,000	743,395
2.63% due 09/10/30[3]	250,000	205,732
WR Grace Holdings LLC
4.88% due 06/15/27[3]	1,241,000	1,079,968
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	962,593
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	656,282
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[3]	680,000	609,050
Total Basic Materials		11,897,534
Total Corporate Bonds
(Cost $597,089,736)		497,714,716

ASSET-BACKED SECURITIES†† - 26.1%
Collateralized Loan Obligations - 16.9%
LoanCore Issuer Ltd.
2021-CRE5 C, 3.67% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36◊,3	7,500,000	6,968,199
2021-CRE4 D, 3.39% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	4,426,000	4,108,560
2021-CRE6 C, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,716,758
2021-CRE4 C, 2.59% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,3	1,000,000	938,867
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,3	84,224	84,119
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	12,000,000	11,912,238
2020-7A B, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,652,177
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	13,500,000	13,354,728
2020-3A B, 3.54% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,3	2,000,000	1,947,662
Octagon Investment Partners 49 Ltd.
2021-5A B, 2.59% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	8,500,000	8,002,164
2021-5A C, 3.09% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33◊,3	7,450,000	7,073,100
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,3	6,000,000	5,824,880
2021-FL3 AS, 3.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,3	3,950,000	3,763,549
2021-FL2 C, 3.47% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,3	3,100,000	2,884,041
AMMC CLO XIV Ltd.
2021-14A A2R2, 2.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,3	8,000,000	7,716,106
Dryden 36 Senior Loan Fund
2020-36A CR3, 3.09% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	7,715,726
Madison Park Funding XLVIII Ltd.
2021-48A C, 3.04% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,3	4,000,000	3,799,436
2021-48A B, 2.49% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,3	4,000,000	3,785,469

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 16.9% (continued)
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 4.07% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊	4,000,000	$3,810,031
2021-FL6 C, 3.37% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,151,732
Palmer Square Loan Funding Ltd.
2021-1A A2, 2.31% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,3	2,000,000	1,939,779
2021-1A B, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,3	2,000,000	1,920,651
2021-3A C, 3.56% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	2,000,000	1,859,496
2021-2A C, 3.88% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,3	1,000,000	928,688
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,307,436
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	3,826,952
2021-16A A2R2, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	1,955,276
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	5,420,747
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,3	4,250,000	4,115,797
2021-2A C, 3.89% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,3	1,250,000	1,184,896
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	5,141,223	5,119,915
0.15% due 06/25/26†††,7	21,818,182	5,236
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,3	4,500,000	4,452,328
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,217,864
BXMT Ltd.
2020-FL2 A, 2.49% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,3	4,250,000	4,168,946
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/05/31◊,3	4,100,000	4,059,207
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	3,750,000	3,690,263
BSPDF Issuer Ltd.
2021-FL1 C, 3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊	4,000,000	3,683,153
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,3	3,500,000	3,450,240
PFP Ltd.
2021-7 D, 3.91% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,3	3,749,813	3,438,425

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 16.9% (continued)
ABPCI Direct Lending Fund CLO IV LLC
3.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	3,300,000	$3,303,144
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	3,250,000	3,200,471
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 2.84% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,187,288
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,3	3,250,000	3,104,057
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A C, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,3	3,000,000	2,790,496
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 04/15/31◊,3	2,000,000	1,973,424
Apres Static CLO Ltd.
2020-1A A2R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 10/15/28◊,3	2,000,000	1,952,719
MidOcean Credit CLO VII
2020-7A BR, 2.64% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/29◊,3	2,000,000	1,914,000
ABPCI Direct Lending Fund IX LLC
2021-9A A2R, 3.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,3	2,000,000	1,891,332
ACRES Commercial Realty Ltd.
2021-FL2 AS, 3.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊	2,000,000	1,891,298
BRSP Ltd.
2021-FL1 C, 3.76% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,890,175
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 2.79% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	1,869,915
Magnetite XXIX Ltd.
2021-29A C, 2.69% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	1,869,106
Cerberus Loan Funding XXXIII, LP
2021-3A B, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	1,857,885
FS Rialto
2021-FL3 C, 3.56% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,3	2,000,000	1,857,393
Canyon Capital CLO Ltd.
2018-1A A2R, 2.79% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,791,153
OCP CLO Ltd.
2020-4A A2RR, 2.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,3	1,500,000	1,465,410
Golub Capital Partners CLO 54M L.P
2021-54A B, 3.21% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,388,920
STWD Ltd.
2019-FL1 D, 3.80% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 07/15/38◊,3	1,459,000	1,366,026
Marathon CLO V Ltd.
2017-5A A2R, 2.96% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/21/27◊,3	1,000,000	988,197
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.87%) due 11/21/27◊,3	139,291	138,772

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 16.9% (continued)
Owl Rock CLO I Ltd.
2019-1A A, 3.28% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,3	1,000,000	$994,255
Owl Rock CLO II Ltd.
2021-2A ALR, 2.61% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,3	1,000,000	979,065
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 2.33% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,3	989,329	977,118
Northwoods Capital XII-B Ltd.
2018-12BA B, 3.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,3	1,000,000	963,903
KREF
2021-FL2 C, 3.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	942,020
BSPRT Issuer Ltd.
2021-FL7 C, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊	1,000,000	931,252
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	840,988	836,908
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,8]	1,000,000	776,264
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.64%) due 10/25/30◊,3	750,000	742,826
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 4.21% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	734,750
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/28◊,3	452,728	449,776
Diamond CLO Ltd.
2021-1A A2R, 2.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29◊,3	442,053	441,886
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	176,898	176,463
KVK CLO Ltd.
2017-1A AR, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 01/14/28◊,3	68,590	68,561
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,8]	650,000	44,460
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 10/18/27◊,3	27,558	27,541
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,8]	162,950	25,355
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[6,8]	700,000	148
Total Collateralized Loan Obligations		221,758,569
Whole Business - 2.4%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	6,702,500	6,404,473
2021-1A, 3.15% due 04/25/51[3]	990,000	845,810
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,631,875	5,958,335
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[3]	3,646,875	3,399,814
2021-1A, 2.79% due 11/20/51[3]	1,990,000	1,639,487
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,562,500	3,539,419
2021-1A, 2.29% due 08/25/51[3]	1,422,850	1,193,108
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,950,000	3,399,461
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	3,465,000	2,966,865

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Whole Business - 2.4% (continued)
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]		1,339,560	$1,286,787
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]		1,000,000	890,777
Total Whole Business			31,524,336
Transport-Aircraft - 2.1%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]		4,319,350	3,613,621
2020-1A, 3.35% due 01/16/40[3]		1,085,057	910,125
2017-1A, 3.97% due 05/16/42[3]		325,665	270,263
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]		3,991,616	3,552,316
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]		2,883,929	2,567,402
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]		2,928,638	2,487,572
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]		2,263,910	2,060,552
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]		2,130,683	1,927,197
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]		2,121,023	1,922,041
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]		1,838,963	1,608,061
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]		1,498,517	1,265,424
2017-1, 4.58% due 02/15/42[3]		319,904	296,817
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]		1,578,925	1,462,786
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]		1,460,110	1,217,903
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,3		984,943	937,990
WAVE LLC
2019-1, 3.60% due 09/15/44[3]		843,915	687,396
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]		725,329	651,889
Total Transport-Aircraft			27,439,355
Financial - 1.6%
Strategic Partners Fund VIII LP
4.20% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		4,800,000	4,777,551
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,3		4,250,000	4,250,000
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,831,749	1,832,003
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,045,770
Station Place Securitization Trust
2021-SP1, 3.38% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,3		2,000,000	2,000,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		2,022,366	1,786,271
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,027,157	1,071,866
Thunderbird A
5.50% due 03/01/37†††		986,000	986,000
Lightning A
5.50% due 03/01/37†††		986,000	986,000
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		932,304	908,178
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		885,933	859,385
Total Financial			20,503,024
Net Lease - 1.2%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]		2,238,281	2,040,539

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Net Lease - 1.2% (continued)
2020-1A, 4.95% due 02/15/50[3]	1,500,000	$1,290,711
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	3,570,000	3,032,668
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,581,684	2,445,439
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,500,000	2,294,737
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	2,537,828	2,157,048
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,243,490	1,160,306
2021-1A, 2.76% due 08/15/51[3]	999,792	809,469
CF Hippolyta Issuer LLC
2020-1, 2.28% due 07/15/60[3]	690,378	619,286
Total Net Lease		15,850,203
Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	7,250,000	6,338,251
2021-4A BR, 3.12% due 04/27/39	1,500,000	1,272,522
Anchorage Credit Funding Ltd.
2021-13A A1, 2.88% due 07/27/39[3]	2,500,000	2,188,980
2021-13A B2, 3.15% due 07/27/39[3]	2,000,000	1,685,789
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[3]	3,750,000	3,324,738
Total Collateralized Debt Obligations		14,810,280
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	3,774,262	3,537,403
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	3,800,548	3,373,403
Total Transport-Container		6,910,806
Infrastructure - 0.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,266,347
Single Family Residence - 0.1%
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	959,806	859,182
Total Asset-Backed Securities
(Cost $363,726,650)		341,922,102

U.S. GOVERNMENT SECURITIES†† - 12.8%
U.S. Treasury Notes
2.88% due 05/15/32	84,750,000	83,796,562
2.63% due 05/31/27	15,580,000	15,285,441
U.S. Treasury Bonds
1.88% due 11/15/51	20,000,000	15,006,250
due 02/15/52[9,10]	29,980,000	12,021,192
2.00% due 08/15/51	15,000,000	11,592,773
due 02/15/46[9,10]	22,605,000	9,974,056
2.88% due 05/15/52	10,000,000	9,443,750
due 05/15/44[9,10]	19,265,000	8,939,981
due 11/15/44[9,10]	4,520,000	2,057,201
Total U.S. Government Securities
(Cost $177,387,642)		168,117,206

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.7%
Government Agency - 4.2%
Fannie Mae
2.81% due 05/01/51	8,250,000	6,700,038
2.17% due 03/01/51	8,347,000	6,242,771
2.24% due 01/01/51	5,825,789	4,522,656
2.00% due 09/01/50	4,982,356	3,742,616
2.36% due 08/01/50	4,500,000	3,443,354
2.78% due 05/01/51	2,706,425	2,245,157
2.59% due 06/01/51	2,456,577	1,988,157
2.32% due 02/01/51	2,053,961	1,596,970
2.40% due 03/01/40	2,000,000	1,540,778
2.11% due 10/01/50	1,841,601	1,403,774
2.27% due 02/01/51	1,711,063	1,321,713
2.39% due 02/01/51	1,424,582	1,120,162
4.24% due 08/01/48	1,000,000	1,022,964
2.58% due 10/01/51	1,187,907	955,007
3.83% due 05/01/49	1,000,000	952,102
2.99% due 01/01/40	1,000,000	878,537
3.46% due 08/01/49	954,308	874,921
2.68% due 04/01/50	958,573	797,356
2.27% due 10/01/41	1,000,000	765,853
4.07% due 05/01/49	765,627	748,660
2.10% due 07/01/50	963,610	737,364
1.76% due 08/01/40	1,000,000	734,144
4.37% due 10/01/48	714,015	715,544
due 12/25/43[10]	868,982	698,314

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.7% (continued)
Government Agency - 4.2% (continued)
4.25% due 05/01/48	629,870	$619,941
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,583,712	3,213,221
2.00% due 11/25/59	1,372,227	1,230,316
Fannie Mae-Aces
1.56% (WAC) due 03/25/35◊,7	20,412,481	2,398,564
Freddie Mac
1.98% due 05/01/50	1,366,148	1,008,180
4.00% due 01/15/46	247,414	246,123
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	913,239	809,417
Total Government Agency		55,274,674
Commercial Mortgage-Backed Securities - 3.5%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,458,954
2020-GC45, 0.79% (WAC) due 02/13/53◊,7	18,925,361	689,477
2019-GC42, 0.93% (WAC) due 09/01/52◊,7	14,894,918	639,506
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 3.16% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,662,093
2016-JP3, 3.57% (WAC) due 08/15/49◊	4,000,000	3,572,708
DBGS Mortgage Trust
2018-C1, 4.78% (WAC) due 10/15/51◊	7,000,001	6,789,011
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	4,450,631
2016-CD1, 1.50% (WAC) due 08/10/49◊,7	2,138,934	89,630
KKR Industrial Portfolio Trust
2021-KDIP, 2.57% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 12/15/37◊,3	3,450,000	3,268,015
BX Commercial Mortgage Trust
2021-VOLT, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,213,825
GS Mortgage Securities Corporation Trust
2020-DUNE, 2.67% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	979,006
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	1,000,000	909,013
SMRT
2022-MINI, 3.23% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,869,901
Life Mortgage Trust
2021-BMR, 2.72% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,3	1,965,940	1,867,191
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62◊,7	19,794,960	713,588
2018-B6, 0.57% (WAC) due 10/10/51◊,7	29,408,723	489,782
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52◊,7	19,905,145	704,672
2016-GC37, 1.84% (WAC) due 04/10/49◊,7	3,087,933	151,022
2016-C2, 1.88% (WAC) due 08/10/49◊,7	2,371,668	127,693
2016-P5, 1.53% (WAC) due 10/10/49◊,7	1,596,589	73,153
Extended Stay America Trust
2021-ESH, 3.58% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	1,093,271	1,054,837
COMM Mortgage Trust
2015-CR24, 0.89% (WAC) due 08/10/48◊,7	42,362,074	802,588
2015-CR26, 1.06% (WAC) due 10/10/48◊,7	8,598,284	199,116
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,7	12,153,614	590,086
SG Commercial Mortgage Securities Trust
2016-C5, 2.06% (WAC) due 10/10/48◊,7	8,794,953	433,832
UBS Commercial Mortgage Trust
2017-C2, 1.15% (WAC) due 08/15/50◊,7	9,635,036	378,054
Morgan Stanley Capital I Trust
2016-UB11, 1.63% (WAC) due 08/15/49◊,7	6,609,208	286,528
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.70% (WAC) due 06/15/49◊,7	7,047,448	282,446

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.7% (continued)
Commercial Mortgage-Backed Securities - 3.5% (continued)
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.59% (WAC) due 01/15/59◊,7	3,715,904	$143,540
2016-C37, 0.96% (WAC) due 12/15/49◊,7	2,738,408	72,787
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48◊,7	5,480,071	158,260
Total Commercial Mortgage-Backed Securities		45,120,945
Residential Mortgage-Backed Securities - 1.9%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	4,800,000	4,106,435
GCAT 2022-NQM3 Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	3,445,506	3,282,859
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	3,112,190
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	2,205,843
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	968,313	921,341
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	968,313	916,033
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	924,890	895,893
2020-1, 2.56% (WAC) due 02/25/50◊,3	924,890	891,377
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	1,008,170	992,284
2020-NQM1, 1.72% due 05/25/65[3,11]	288,810	269,924
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,140,034
BRAVO Residential Funding Trust
2021-HE1, 2.43% (30 Day Average SOFR + 1.50%, Rate Floor: 2.43%) due 01/25/70◊,3	1,000,000	984,421
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	6,478,736	971,484
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[3,11]	773,248	768,670
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	1,469,073	694,370
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	636,738
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3	549,857	530,699
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59◊,3	482,101	462,206
RALI Series Trust
2006-QO2, 2.06% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	1,491,810	340,043
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	275,806	263,110
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	266,412	256,705
MASTR Adjustable Rate Mortgages Trust
2003-5, 1.46% (WAC) due 11/25/33◊	247,033	221,749
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.32% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	257,504	213,046
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	47,492	46,048

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.7% (continued)
Residential Mortgage-Backed Securities - 1.9% (continued)
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊		10	$10
Total Residential Mortgage-Backed Securities			25,123,512
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3		6,971,242	6,841,879
2015-R1, 4.44% (WAC) due 11/25/52◊,3		2,853,855	2,803,782
2015-R1, 0.70% (WAC) due 11/25/55◊,3,7		10,202,943	736,783
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3		2,280,442	2,274,059
2007-ROBS, 6.06% due 10/10/52†††,3		457,828	455,425
2007-AETC, 5.75% due 02/10/52†††,3		269,811	267,930
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3		1,439,705	1,474,169
Total Military Housing			14,854,027
Total Collateralized Mortgage Obligations
(Cost $165,997,589)			140,373,158

SENIOR FLOATING RATE INTERESTS††,◊ - 2.9%
Industrial - 1.2%
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		8,450,000	8,331,700
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		2,541,000	2,450,261
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,700,000	1,687,777
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		1,429,766	1,378,338
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		854,587	786,220
Service Logic Acquisition, Inc.
5.24% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27		799,472	758,499
Total Industrial			15,392,795
Consumer, Cyclical - 0.4%
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	3,863,229
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		992,500	941,992
Hilton Worldwide Finance LLC
3.37% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/22/26		383,663	368,059
Total Consumer, Cyclical			5,173,280
Consumer, Non-cyclical - 0.4%
Packaging Coordinators Midco, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27		2,221,875	2,095,050
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		1,482,152	1,405,570
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		1,135,950	1,081,992
Total Consumer, Non-cyclical			4,582,612
Basic Materials - 0.3%
Univar Netherlands Holding BV
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/03/28		4,182,750	4,098,426

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.9% (continued)
Technology - 0.3%
Datix Bidco Ltd.
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	2,900,000	$3,515,965
Utilities - 0.1%
Hamilton Projects Acquiror LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	2,043,410	1,954,010
Financial - 0.1%
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	790,020	749,200
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	755,203	710,646
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	489,796	460,060
Total Financial		1,919,906
Energy - 0.1%
Venture Global Calcasieu Pass LLC
4.00% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	841,798	837,589
DT Midstream, Inc.
3.69% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28	199,664	198,915
Total Energy		1,036,504
Communications - 0.0%
Radiate Holdco LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	163,561	151,703
Total Senior Floating Rate Interests
(Cost $40,317,801)		37,825,201

FEDERAL AGENCY BONDS†† - 1.8%
Tennessee Valley Authority Principal Strips
due 06/15/38[9,10]	9,400,000	4,823,413
due 01/15/48[9,10]	9,700,000	3,219,226
due 01/15/38[9]	4,000,000	2,094,960
due 06/15/35[9,10]	1,583,000	967,428
due 12/15/42[9,10]	1,600,000	669,363
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	3,043,366
2.70% due 01/30/45	1,053,000	821,961
United States International Development Finance Corp.
1.63% due 11/20/37	3,978,252	3,350,959
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	2,461,588
5.38% due 04/01/56	600,000	725,817
U.S. International Development Finance Corp.
due 01/17/26[9]	800,000	813,931
Total Federal Agency Bonds
(Cost $29,338,051)		22,992,012

MUNICIPAL BONDS†† - 1.0%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,640,731
2.78% due 09/01/34	700,000	568,736
2.69% due 09/01/33	500,000	409,214
2.57% due 09/01/32	475,000	390,843
2.41% due 09/01/31	450,000	371,802
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,156,715
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	786,017
Total Texas		5,324,058
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	2,191,549
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	1,370,000	1,083,389
Total New York		3,274,938
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	972,436
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
2.68% due 02/01/39	1,200,000	897,303
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	777,032
Ohio - 0.1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	728,555

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.0% (continued)
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	$691,240
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	472,222	485,984
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 12/01/22	5,000	5,009
Total Illinois		490,993
Total Municipal Bonds
(Cost $16,733,503)		13,156,555

FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,997,549
4.50% due 04/16/50	1,450,000	1,179,924
Bermuda Government International Bond
3.38% due 08/20/50[3]	500,000	362,209
Total Foreign Government Debt
(Cost $4,708,477)		3,539,682

SENIOR FIXED RATE INTERESTS†† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42†††	3,642,781	3,048,340
Total Senior Fixed Rate Interests
(Cost $3,642,781)		3,048,340

	Contracts/ Notional Value
LISTED OPTIONS PURCHASED† - 0.2%
Put Options on:
Equity Options
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $22,333,742)	59	2,403,955
Total Listed Options Purchased
(Cost $1,404,364)		2,403,955

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on: Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	455,200,000	9,104
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	55,700,000	1,114
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	120,600,000	151
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	47,400,000	59
Total OTC Options Purchased
(Cost $1,600,463)		10,428
Total Investments - 101.4%
(Cost $1,519,374,623)		1,329,843,282

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $8,199)	9	–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $8,199)	9	–
Total Listed Options Written
(Premiums received $18,995)		–

OTC INTEREST RATE SWAPTIONS WRITTEN††,12 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 5-Year Interest Rate Swap Expiring July 2022 with exercise rate of 2.80%	14,900,000	(50,441)
UBS AG 5-Year Interest Rate Swap Expiring September 2022 with exercise rate of 3.30%	13,100,000	(67,858)
Total OTC Interest Rate Swaptions Written
(Premiums received $(223,658))		(118,299)
Other Assets & Liabilities, net - (1.4)%		(18,812,175)
Total Net Assets - 100.0%		$1,310,912,808

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	EUR	Sell	1,029,000	1,090,656 USD	09/30/22	$5,430
Barclays Bank plc	GBP	Sell	2,910,000	3,543,025 USD	07/15/22	34
UBS AG	EUR	Buy	154,000	162,223 USD	07/15/22	(737)
Barclays Bank plc	EUR	Sell	5,788,000	6,063,197 USD	07/15/22	(6,128)
						$(1,401)

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.80%	07/06/22	2.80%	$14,900,000	$(50,441)
UBS AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.30%	09/27/22	3.30%	13,100,000	(67,858)
								$(118,299)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $565,264,196 (cost $633,010,143), or 43.1% of total net assets.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
[5]	Perpetual maturity.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,296,003 (cost $3,847,577), or 0.3% of total net assets — See Note 6.
[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
12	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,044,418		$—	$—	*	$19,044,418
Preferred Stocks	—		65,186,247	—	*	65,186,247
Warrants	75,702		—	—		75,702
Closed-End Funds	2,659,734		—	—		2,659,734
Money Market Funds	11,773,825		—	—		11,773,825
Corporate Bonds	—		466,071,266	31,643,450		497,714,716
Asset-Backed Securities	—		312,912,178	29,009,924		341,922,102
U.S. Government Securities	—		168,117,206	—		168,117,206
Collateralized Mortgage Obligations	—		135,901,575	4,471,583		140,373,158
Senior Floating Rate Interests	—		33,471,647	4,353,554		37,825,201
Federal Agency Bonds	—		22,992,012	—		22,992,012
Municipal Bonds	—		13,156,555	—		13,156,555
Foreign Government Debt	—		3,539,682	—		3,539,682
Senior Fixed Rate Interests	—		—	3,048,340		3,048,340
Options Purchased	2,403,955		10,428	—		2,414,383
Options Written	—	*	—	—		—
Forward Foreign Currency Exchange Contracts**	—		5,464	—		5,464
Total Assets	$35,957,634		$1,221,364,261	$72,526,851		$1,329,848,746

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$118,299	$—	$118,299
Forward Foreign Currency Exchange Contracts**	—	6,865	—	6,865
Unfunded Loan Commitments (Note 5)	—	—	65,543	65,543
Total Liabilities	$—	$125,164	$65,543	$190,707

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $29,551,248 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$17,150,249	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	6,255,236	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	2,909,990	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	2,694,449	Yield Analysis	Yield	5.7%-6.1%	6.0%
Collateralized Mortgage Obligations	4,471,583	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	22,752,490	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	5,471,224	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	3,419,736	Yield Analysis	Yield	5.2%	—
Senior Fixed Rate Interests	3,048,340	Yield Analysis	Yield	4.6%	—
Senior Floating Rate Interests	3,515,965	Yield Analysis	Yield	7.4%	—
Senior Floating Rate Interests	837,589	Third Party Pricing	Vendor Price	—	—
Total Assets	72,526,851
Liabilities:
Unfunded Loan Commitments	$65,543	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $12,197,481 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $301,079 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$43,311,905	$-	$34,387,505	$1,062,752	$3,543,333	$82,305,495	$(33,278)
Purchases/(Receipts)	11,507,695	-	1,050,002	392,450	-	12,950,147	(25,050)
(Sales, maturities and paydowns)/Fundings	(28,236,592)	-	(270,600)	(382,787)	-	(28,889,979)	36,316
Amortization of premiums/discounts	44,329	-	2,579	9,010	-	55,918	-
Total realized gains (losses) included in earnings	61,573	-	-	26,909	-	88,482	-
Total change in unrealized appreciation (depreciation) included in earnings	(556,759)	-	(4,858,196)	30,334	(494,993)	(5,879,614)	(43,531)
Transfers into Level 3	2,877,773	4,471,583	1,332,160	3,515,965	-	12,197,481	-
Transfers out of Level 3	-	-	-	(301,079)	-	(301,079)	-
Ending Balance	$29,009,924	$4,471,583	$31,643,450	$4,353,554	$3,048,340	$72,526,851	$(65,543)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$(556,759)	$-	$(4,858,196)	$38,876	$(494,993)	$(5,871,072)	$(31,768)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 95.7%
Guggenheim High Yield Fund — R6-Class[1]	210,502	$1,957,669
Guggenheim RBP Large-Cap Market Fund — Institutional Class*,1	153,335	1,550,217
Guggenheim Core Bond Fund — Institutional Class[1]	48,334	811,047
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	33,743	788,906
Guggenheim RBP Dividend Fund — Institutional Class[1]	69,850	777,436
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	42,691	411,973
Guggenheim World Equity Income Fund — Institutional Class[1]	29,680	399,487
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	11,702	384,763
Total Mutual Funds
(Cost $7,938,264)		7,081,498

CLOSED-END FUNDS† - 9.3%
First Trust Energy Income and Growth Fund	1,500	23,880
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	20,488
Neuberger Berman High Yield Strategies Fund, Inc.	2,317	19,416
Eaton Vance Tax-Advantaged Dividend Income Fund	797	19,024
John Hancock Premium Dividend Fund	1,350	18,927
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	18,787
Western Asset High Income Fund II, Inc.	3,798	18,724
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	18,700
BlackRock Enhanced Equity Dividend Trust	2,100	18,543
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	18,509
John Hancock Preferred Income Fund	1,050	18,385
PIMCO High Income Fund	3,500	18,095
Voya Infrastructure Industrials and Materials Fund	1,850	18,075
BlackRock Limited Duration Income Trust	1,400	17,710
PIMCO Dynamic Income Fund	845	17,635
BlackRock Floating Rate Income Trust	1,600	17,632
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	17,392
Blackstone Strategic Credit Fund	1,550	17,313
Calamos Convertible Opportunities and Income Fund	1,594	17,088
Reaves Utility Income Fund	550	17,050
Eaton Vance Limited Duration Income Fund	1,650	17,045
DoubleLine Income Solutions Fund	1,400	16,982
Pioneer High Income Fund, Inc.	2,350	16,591
John Hancock Income Securities Trust	1,450	16,501
Western Asset Premier Bond Fund	1,550	16,399
Delaware Ivy High Income Opportunities Fund	1,600	16,384
BlackRock Credit Allocation Income Trust	1,500	16,335
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,200	16,284
Royce Value Trust, Inc.	1,150	16,066
PGIM High Yield Bond Fund, Inc.	1,300	16,003
Invesco High Income Trust II	1,525	15,936
PIMCO Dynamic Income Opportunities Fund	1,150	15,927
KKR Income Opportunities Fund	1,350	15,714
John Hancock Investors Trust	1,178	15,526
Virtus Diversified Income & Co.	779	15,206
Eaton Vance Enhanced Equity Income Fund II	908	14,701
Western Asset Mortgage Opportunity Fund, Inc.	1,250	14,600
Western Asset Emerging Markets Debt Fund, Inc.	1,650	14,570
Apollo Senior Floating Rate Fund, Inc.	1,100	14,113
PIMCO Corporate & Income Strategy Fund	1,000	12,650
Total Closed-End Funds
(Cost $749,282)		684,906

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 1.05%[2]	46,859	46,859
Total Money Market Fund
(Cost $46,859)		46,859
Total Investments - 105.6%
(Cost $8,734,405)		$7,813,263
Other Assets & Liabilities, net - (5.6)%		(416,675)
Total Net Assets - 100.0%		$7,396,588

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,081,498	$—	$—	$7,081,498
Closed-End Funds	684,906	—	—	684,906
Money Market Fund	46,859	—	—	46,859
Total Assets	$7,813,263	$—	$—	$7,813,263

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$766,128	$197,162	$–	$–	$(152,243)	$811,047	48,334	$17,050	$11,172
Guggenheim Floating Rate Strategies Fund — R6-Class	766,388	166,258	(82,929)	(3,328)	(57,483)	788,906	33,743	20,839	–
Guggenheim High Yield Fund — R6-Class	1,918,674	476,766	(88,896)	(7,196)	(341,679)	1,957,669	210,502	90,692	–
Guggenheim RBP Dividend Fund — Institutional Class	700,580	306,857	(30,417)	1,715	(201,299)	777,436	69,850	8,067	125,470
Guggenheim RBP Large-Cap Market Fund — Institutional Class *	1,348,962	860,827	(104,148)	7,712	(563,136)	1,550,217	153,335	–	317,345
Guggenheim Risk Managed Real Estate Fund — Institutional Class	360,541	100,107	(21,783)	1,466	(55,568)	384,763	11,702	4,736	18,256
Guggenheim Ultra Short Duration Fund — Institutional Class	382,840	82,256	(38,640)	(1,239)	(13,244)	411,973	42,691	3,591	–
Guggenheim World Equity Income Fund — Institutional Class	378,399	151,470	–	–	(130,382)	399,487	29,680	7,576	93,852
	$6,622,512	$2,341,703	$(366,813)	$(870)	$(1,515,034)	$7,081,498		$152,551	$566,095

*	Non-income producing security.

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Shares	Value
COMMON STOCKS††† - 0.0%
Energy - 0.0%
Permian Production Partners LLC	401,481	$329,215
Industrial - 0.0%
BP Holdco LLC*,1	244,278	172,216
Vector Phoenix Holdings, LP*	244,278	67,177
API Heat Transfer Parent LLC*	4,994,727	499
Total Industrial		239,892
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,1	12,773	32,138
Total Common Stocks
(Cost $1,536,338)		601,245

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	–
Total Preferred Stocks
(Cost $493,920)		–

EXCHANGE-TRADED FUNDS† - 3.8%
SPDR Blackstone Senior Loan ETF	1,177,440	49,028,602
Total Exchange-Traded Funds
(Cost $53,352,836)		49,028,602

MONEY MARKET FUND† - 2.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.97%[2]	34,024,035	34,024,035
Total Money Market Fund
(Cost $34,024,035)		34,024,035

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3%
Industrial - 21.5%
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	11,800,000	10,125,934
STS Operating, Inc. (SunSource)
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	10,110,815	9,592,635
American Bath Group LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	10,932,859	9,570,843
APi Group DE, Inc.
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/03/29	9,370,223	8,981,359
Arcline FM Holdings LLC
7.63% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	9,542,888	8,946,457
Mirion Technologies, Inc.
5.63% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 10/20/28	9,428,750	8,898,383
TransDigm, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	4,936,192	4,670,180
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	4,350,311	4,124,835
Pelican Products, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	9,222,214	8,576,659
Brown Group Holding LLC
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28	8,766,591	8,300,910
Park River Holdings, Inc.
4.22% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	9,885,844	8,044,606
Beacon Roofing Supply, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	7,920,000	7,542,137
Quikrete Holdings, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/12/28	8,000,000	7,530,000
Core & Main, LP
4.19% ((1 Month USD LIBOR + 2.50%) and (3 Month USD LIBOR + 2.50%), Rate Floor: 2.50%) due 07/27/28	7,642,250	7,263,347
BWAY Holding Co.
4.31% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,654,281	7,183,849
PECF USS Intermediate Holding III Corp.
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	7,906,016	7,115,414
Atlantic Aviation
4.42% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 09/22/28	7,431,375	7,000,950
Alliance Laundry Systems LLC
4.52% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%), Rate Floor: 4.25%) due 10/08/27	7,161,000	6,789,559

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Industrial - 21.5% (continued)
Charter Next Generation, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	7,201,002	$6,762,965
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	6,911,938	6,663,315
Engineered Machinery Holdings, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	6,965,000	6,525,369
Genesee & Wyoming, Inc.
4.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	6,762,261	6,480,815
CPG International LLC
4.09% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/28/29†††	7,000,000	6,475,000
LTI Holdings, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,938,050	6,435,042
Aegion Corp.
6.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	6,982,409	6,371,448
Titan Acquisition Ltd. (Husky)
5.88% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,816,943	6,236,071
Cushman & Wakefield US Borrower LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	6,198,104	5,821,570
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	6,252,681	5,800,487
Icebox Holdco III, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28	5,992,125	5,617,617
Ring Container Technologies Group LLC
4.27% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 08/14/28	5,242,453	4,967,224
USIC Holding, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	5,317,337	4,934,489
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	5,082,000	4,900,522
Gardner Denver, Inc.
3.38% (1 Month Term SOFR + 1.75%, Rate Floor: 2.75%) due 03/01/27	4,924,433	4,702,834
Duran Group Holding GMBH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR 3,791,039	3,803,751
4.04% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR 736,721	739,192
Reynolds Group Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	4,880,675	4,542,102
Filtration Group Corp.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/23/28	2,878,250	2,683,968
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,342,705	1,269,098
Pro Mach Group, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	4,170,290	3,925,286
DG Investment Intermediate Holdings 2, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,861,128	3,599,305
Hillman Group, Inc.
4.39% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	3,672,424	3,429,126
Berlin Packaging LLC
4.89% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	3,424,125	3,178,718
Savage Enterprises LLC
4.90% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/15/28	2,920,500	2,776,315
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,800,000	2,760,800
Ravago Holdings America, Inc.
4.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28	2,814,375	2,687,728
United Airlines, Inc.
5.39% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,338,064	2,167,105

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Industrial - 21.5% (continued)
Osmose Utility Services, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	2,294,945	$2,038,209
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	2,200,000	2,024,000
Protective Industrial Products, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,841,539	1,758,670
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,871,678	1,748,858
API Heat Transfer
12.00% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 01/01/24†††	3,538,863	1,061,659
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,3	631,371	473,528
Sundyne (Star US Bidco)
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	1,480,302	1,409,987
US Farathane LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24†††	1,578,947	1,357,895
YAK MAT (YAK ACCESS LLC)
12.18% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	1,349,919
TAMKO Building Products, Inc.
4.57% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26	1,181,772	1,103,480
Griffon Corporation
4.36% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/29	404,625	385,575
Total Industrial		281,227,099
Consumer, Non-cyclical - 17.2%
Osmosis Holdings Australia II Pty Ltd.
4.84% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 07/30/28	6,000,000	5,452,500
4.50% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/31/28	5,092,593	4,617,301
Del Monte Foods, Inc.
5.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29	10,000,000	9,400,000
Bombardier Recreational Products, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	9,978,775	9,188,756
Elanco Animal Health, Inc.
2.81% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	9,730,270	9,170,779
Electron BidCo, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.76%) due 11/01/28	9,476,250	8,853,566
VC GB Holdings I Corp.
6.38% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	9,900,250	8,619,455
Grifols Worldwide Operations USA, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	8,730,304	8,231,629
National Mentor Holdings, Inc.
5.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	8,844,090	7,631,211
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	276,228	238,346
Hayward Industries, Inc.
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,722,000	7,333,506
Medical Solutions Parent Holdings, Inc.
6.38% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	7,792,470	7,291,804
Triton Water Holdings, Inc.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,920,006	6,983,782
Medline Borrower LP
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	7,182,000	6,648,952
Kronos Acquisition Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,338,250	6,644,785

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Consumer, Non-cyclical - 17.2% (continued)
Aramark Services, Inc.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	6,900,000	$6,608,475
Quirch Foods Holdings LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††	6,702,987	6,334,323
Perrigo Investments LLC
3.65% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 04/20/29	6,500,000	6,240,000
Froneri US, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,762,000	6,206,975
Mission Veterinary Partners
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	6,458,731	6,103,501
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	6,284,250	5,970,038
Recess Holdings, Inc.
4.80% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,521,178	5,272,725
US Foods, Inc.
3.57% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	4,974,425	4,679,093
Phoenix Newco, Inc.
4.31% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/15/28	4,987,500	4,673,288
DaVita, Inc.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,911,839	4,539,521
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	4,759,458	4,513,537
IQVIA Holdings, Inc.
4.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,521,422	4,382,027
Weber-Stephen Products LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	4,832,735	4,373,625
Dermatology Intermediate Holdings III, Inc.
5.33% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29†††	4,414,803	4,105,767
5.34% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29†††	130,381	121,254
KDC US Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	4,498,322	4,194,685
Cidron New Bidco Ltd.
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/16/25	EUR 4,125,000	3,955,124
Resonetics LLC
5.24% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	3,600,000	3,406,500
Avantor Funding, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27	3,496,021	3,353,454
Catalent Pharma Solutions, Inc.
3.63% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28	3,068,922	3,018,285
CHG PPC Parent LLC
4.69% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 12/08/28†††	3,042,375	2,867,438
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	2,961,796	2,857,304
Aveanna Healthcare LLC
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	3,140,420	2,751,793
Energizer Holdings, Inc.
3.88% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	2,814,375	2,664,875
Agiliti
3.81% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††	2,679,231	2,565,364
Blue Ribbon LLC
7.06% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,764,103	2,515,333
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR 3,000,000	2,390,758

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Consumer, Non-cyclical - 17.2% (continued)
Pearl Intermediate Parent LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		2,530,485	$2,380,756
Arctic Glacier Group Holdings, Inc.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24		2,272,564	1,975,518
Cambrex Corp.
5.25% (1 Month Term SOFR + 3.50%, Rate Floor: 5.25%) due 12/04/26		1,831,729	1,733,841
Endo Luxembourg Finance Company I SARL
6.69% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28		1,896,000	1,445,510
Upstream Newco, Inc.
5.89% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26		742,500	676,143
Total Consumer, Non-cyclical			225,183,202
Consumer, Cyclical - 15.0%
Thevelia US LLC
due 02/09/29		11,800,000	10,944,500
First Brands Group LLC
6.29% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		10,010,427	9,469,864
Fertitta Entertainment LLC
5.53% (1 Month SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29		9,500,000	8,736,485
AlixPartners, LLP
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28		8,862,688	8,407,058
Packers Holdings LLC
4.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		9,014,428	8,231,344
Truck Hero, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 01/31/28		8,958,267	7,990,774
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		7,592,625	7,206,236
WIRB - Copernicus Group, Inc.
5.01% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27		7,388,859	6,982,472
Go Daddy Operating Company LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24		7,041,795	6,794,065
Congruex Group LLC
7.01% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		7,000,000	6,702,500
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		6,982,500	6,581,006
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		6,867,314	6,395,186
IBC Capital Ltd.
5.78% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23		7,090,317	6,375,401
Mavis Tire Express Services TopCo Corp.
5.75% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		6,862,639	6,330,785
Alterra Mountain Co.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28		6,640,436	6,300,114
Eagle Parent Corp.
6.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29		6,359,063	6,083,524
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		6,302,375	5,914,779
Galaxy US Opco, Inc.
6.28% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29		6,000,000	5,617,500
Zephyr Bidco Ltd.
5.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	5,265,000	5,578,212
Scientific Games Holdings, LP
4.18% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/04/29		5,950,000	5,496,312
1011778 BC Unlimited Liability Co.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26		5,762,814	5,490,521
Entain Holdings (Gibraltar) Ltd.
3.74% (6 Month USD LIBOR + 2.25%, Rate Floor: 3.74%) due 03/29/27		5,214,166	4,980,832
Penn National Gaming, Inc.
4.38% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/03/29		4,800,000	4,593,024

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Consumer, Cyclical - 15.0% (continued)
Burlington Stores, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/26/28		4,702,500	$4,443,862
PCI Gaming Authority, Inc.
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26		4,257,140	4,066,164
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	3,307,048	3,119,361
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25		767,597	719,623
CNT Holdings I Corp.
4.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27		3,752,500	3,554,706
Rent-A-Center, Inc.
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		3,259,976	2,923,807
CHG Healthcare Services, Inc.
4.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/29/28		3,027,125	2,856,092
Michaels Stores, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/14/28		3,197,100	2,625,171
TTF Holdings Intermediate LLC
5.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28†††		2,661,120	2,548,023
Peloton Interactive, Inc.
8.35% (6 Month Term SOFR + 6.50%, Rate Floor: 7.00%) due 05/25/27		2,500,000	2,376,575
Seren BidCo AB
5.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/16/28		2,189,000	2,064,949
BCPE Empire Holdings, Inc.
6.25% (1 Month Term SOFR + 4.63%, Rate Floor: 5.13%) due 06/11/26		2,050,000	1,918,452
Alexander Mann
6.31% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	1,796,151
American Trailer World Corp.
5.50% (1 Month Term SOFR + 3.75%, Rate Floor: 5.50%) due 03/03/28		1,584,000	1,353,005
WW International, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		1,653,750	1,281,656
Sweetwater Sound
5.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28		1,233,977	1,058,135
SHO Holding I Corp.
6.49% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		560,142	500,392
6.47% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		9,357	8,359
New Trojan Parent, Inc.
4.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28		208,756	185,620
Total Consumer, Cyclical			196,602,597
Technology - 11.3%
Conair Holdings LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		12,037,908	10,031,550
Wrench Group LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26		10,481,205	9,930,942
Polaris Newco LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		10,314,870	9,504,431
Informatica LLC
4.44% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/27/28		9,476,250	8,972,872
Ascend Learning LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/11/28		9,054,500	8,341,458
Misys Ltd.
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		9,270,202	8,334,468
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		8,528,771	7,965,872
Athenahealth Group, Inc.
5.01% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29		8,354,058	7,670,111
WEX, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28		7,702,500	7,389,624

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Technology - 11.3% (continued)
CoreLogic, Inc.
5.19% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,652,909	$7,173,261
Peraton Corp.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,513,889	7,040,213
RealPage, Inc.
4.67% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 04/24/28	7,064,500	6,514,034
Entegris, Inc.
3.00% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/02/29	6,500,000	6,272,500
CCC Intelligent Solutions, Inc.
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 3.26%) due 09/21/28	5,970,000	5,650,605
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	6,065,800	5,636,159
Atlas CC Acquisition Corp.
5.82% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	5,606,932	5,168,919
Verscend Holding Corp.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	4,345,728	4,150,170
Epicor Software
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	3,712,217	3,495,794
Project Ruby Ultimate Parent Corp.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,456,250	3,232,665
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,032,712	1,922,194
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,386,000	1,293,318
Taxware Holdings (Sovos Compliance LLC)
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,224,209	3,028,757
CDK Global, Inc.
due 06/09/29	3,000,000	2,827,890
EXC Holdings III Corp.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,933,875	1,846,851
TIBCO Software, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,768,421	1,729,746
Ep Purchaser LLC
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28	1,396,500	1,325,516
Imprivata, Inc.
5.78% (1 Month SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	650,000	629,960
Total Technology		147,079,880
Financial - 9.6%
Teneo Holdings LLC
6.85% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	9,819,166	9,115,426
AqGen Island Holdings, Inc.
5.81% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28†††	9,209,793	8,565,107
FleetCor Technologies Operating Company LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	8,535,402	8,195,779
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	7,926,241	7,584,461
Aretec Group, Inc.
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,575,250	7,172,853
NFP Corp.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,707,078	7,105,926
Jane Street Group LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,289,000	6,991,973
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,206,966	6,769,432
AmWINS Group, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	6,924,993	6,529,714
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	6,689,089	6,410,154

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Financial - 9.6% (continued)
HarbourVest Partners, LP
3.29% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,170,805	$5,912,433
Duff & Phelps
5.28% (1 Month SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	4,960,902	4,632,242
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,648,834	4,374,553
Citadel Securities, LP
4.14% (1 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 02/02/28	4,455,000	4,275,419
Franchise Group, Inc.
6.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,036,453	3,669,822
Trans Union LLC
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	3,723,661	3,542,915
Virtu Financial
4.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/13/29	3,600,000	3,403,512
Ryan Specialty Group LLC
4.63% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 09/01/27†††	3,537,000	3,395,520
Apex Group Treasury LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,473,750	3,282,694
AmeriLife Holdings LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	3,282,740	3,133,999
Cobham Ultra SeniorCo SARL
due 11/15/28	3,300,000	3,132,261
HighTower Holding LLC
5.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,686,500	2,489,499
HUB International Ltd.
4.35% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	2,133,753	2,019,555
Blackstone Mortgage Trust, Inc.
5.03% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 05/09/29	1,850,000	1,780,625
Zodiac Pool Solutions LLC
3.63% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/29/29	1,691,500	1,637,237
Total Financial		125,123,111
Communications - 8.7%
Xplornet Communications, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	10,859,791	9,890,120
Zayo Group Holdings, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	6,110,673
5.78% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	3,990,000	3,714,012
SBA Senior Finance II LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/11/25	9,401,036	9,042,011
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	9,476,250	8,923,500
UPC Broadband Holding BV
4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	9,300,000	8,819,469
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	8,638,730	7,803,624
Virgin Media Bristol LLC
3.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,397,245
WMG Acquisition Corp.
3.79% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	7,000,000	6,704,670
CSC Holdings LLC
3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	6,797,853	6,308,408
Ziggo Financing Partnership
3.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	6,219,122
Playtika Holding Corp.
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	6,499,298	6,113,434
Authentic Brands
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	5,353,601	5,122,057

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Communications - 8.7% (continued)
SFR Group S.A.
4.73% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26		3,344,859	$3,035,459
3.99% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25		1,636,671	1,483,233
Radiate Holdco LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		4,663,068	4,324,995
Telenet Financing USD LLC
3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28		4,000,000	3,693,320
Level 3 Financing, Inc.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27		3,339,546	3,086,308
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		3,324,875	2,990,825
Recorded Books, Inc.
6.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25		2,200,000	2,081,750
Cincinnati Bell, Inc.
4.88% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28		995,000	943,758
Total Communications			113,807,993
Basic Materials - 5.3%
Asplundh Tree Expert LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 09/07/27		9,650,886	9,296,988
Messer Industries USA, Inc.
4.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26		9,640,070	9,182,167
Element Solutions, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/30/26		7,938,931	7,821,832
CTEC III GmbH
3.75% (2 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	7,500,000	7,134,628
Illuminate Buyer LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		7,661,316	7,062,124
Alpha 3 BV (Atotech)
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/20/28		6,732,000	6,417,818
Diamond BC BV
3.99% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28		5,273,500	4,858,212
NIC Acquisition Corp.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		4,008,307	3,490,554
Ascend Performance Materials Operations LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26		3,385,851	3,292,740
INEOS Ltd.
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26		2,574,000	2,423,575
GrafTech Finance, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		1,921,721	1,858,074
W.R. Grace Holdings LLC
6.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28		1,741,250	1,648,093
Univar Netherlands Holding BV
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/03/28		1,663,694	1,630,154
DCG Acquisition Corp.
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26†††		1,700,070	1,589,566
Trinseo Materials Operating S.C.A.
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		1,584,000	1,491,732
Total Basic Materials			69,198,257
Energy - 0.9%
TransMontaigne Operating Company LP
4.55% ((1 Month USD LIBOR + 3.50%) and (6 Month USD LIBOR + 3.50%), Rate Floor: 4.00%) due 11/17/28		3,890,250	3,675,469
AL GCX Holdings LLC
4.80% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/29		3,700,000	3,595,179
DT Midstream, Inc.
3.69% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28		3,034,893	3,023,512

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.3% (continued)
Energy - 0.9% (continued)
Permian Production Partners LLC
9.67% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.67%) (in-kind rate was 2.00%) due 11/24/25†††,3	799,918	$797,918
Total Energy		11,092,078
Utilities - 0.8%
TerraForm Power Operating LLC
4.16% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/21/29	7,850,000	7,643,937
Granite Generation LLC
5.51% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 11/09/26	3,486,157	3,194,192
Total Utilities		10,838,129
Total Senior Floating Rate Interests
(Cost $1,266,110,088)		1,180,152,346

CORPORATE BONDS†† - 3.7%
Consumer, Non-cyclical - 1.6%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	3,135,000	3,017,437
Sotheby's
7.38% due 10/15/27[4]	2,875,000	2,664,473
CPI CG, Inc.
8.63% due 03/15/26[4]	2,689,000	2,541,105
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,485,592
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	2,875,000	2,409,250
Tenet Healthcare Corp.
4.38% due 01/15/30[4]	2,800,000	2,368,884
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,333,250
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	1,914,606
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,442,104
Total Consumer, Non-cyclical		21,176,701
Communications - 0.7%
VZ Secured Financing BV
5.00% due 01/15/32[4]	3,500,000	2,905,000
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,681,886
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,177,143
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,348,641
Total Communications		9,112,670
Industrial - 0.5%
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	2,875,000	2,673,750
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,363,350
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,195,715
Total Industrial		6,232,815
Consumer, Cyclical - 0.3%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,262,500
Energy - 0.3%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000	4,239,830
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,572,500
Lincoln Financing SARL
3.88% (3 Month EURIBOR + 3.88%, Rate Floor: 3.88%) due 04/01/24◊,4	EUR 350,000	356,690
Total Financial		1,929,190
Basic Materials - 0.1%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,718,724
Mirabela Nickel Ltd.
due 06/24/19[5,6]	1,279,819	63,991
Total Basic Materials		1,782,715
Total Corporate Bonds
(Cost $56,477,906)		48,736,421

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
Residential Mortgage-Backed Securities - 0.8%
RALI Series Trust
2006-QO6, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	10,516,252	2,610,811
2006-QO2, 2.06% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	418,038	95,288
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 1.29% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,445,999	2,050,220

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8% (continued)
Residential Mortgage-Backed Securities - 0.8% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.32% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,660,903	$1,374,148
American Home Mortgage Assets Trust
2006-4, 1.83% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46◊	2,362,984	1,352,657
Lehman XS Trust Series
2006-16N, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,366,685	1,213,569
Nomura Resecuritization Trust
2015-4R, 2.37% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	813,150	739,082
Alliance Bancorp Trust
2007-OA1, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	383,640	331,099
Morgan Stanley Re-REMIC Trust
2010-R5, 2.55% due 06/26/36[4]	310,082	280,343
New Century Home Equity Loan Trust
2004-4, 2.42% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	162,396	156,705
GSAA Home Equity Trust
2007-7, 2.16% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	136,087	132,598
Total Residential Mortgage-Backed Securities		10,336,520
Total Collateralized Mortgage Obligations
(Cost $12,953,158)		10,336,520

ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Loan Obligations - 0.1%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	634,223
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	152,131
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[7]	1,361,673	9,940
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,7]	1,808,219	1,989
Total Collateralized Loan Obligations		798,283
Total Asset-Backed Securities
(Cost $925,779)		798,283
Total Investments - 101.3%
(Cost $1,425,874,060)		$1,323,677,452
Other Assets & Liabilities, net - (1.3)%		(16,564,433)
Total Net Assets - 100.0%		$1,307,113,019

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	6,425,000	7,822,659 USD	07/15/22	$76
JPMorgan Chase Bank, N.A.	GBP	Buy	75,000	92,021 USD	07/15/22	(706)
Citibank, N.A.	GBP	Buy	73,000	89,655 USD	07/15/22	(776)
Goldman Sachs International	GBP	Buy	114,000	139,867 USD	07/15/22	(1,070)
Goldman Sachs International	EUR	Buy	412,000	435,321 USD	07/15/22	(3,296)
Barclays Bank plc	EUR	Buy	485,000	513,036 USD	07/15/22	(4,463)
Barclays Bank plc	EUR	Sell	22,190,000	23,245,048 USD	07/15/22	(23,493)
						$(33,728)

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $44,798,264 (cost $51,547,038), or 3.4% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $63,991 (cost $1,160,811), or less than 0.1% of total net assets — See Note 6.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$601,245		$601,245
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	49,028,602	—	—		49,028,602
Money Market Fund	34,024,035	—	—		34,024,035
Senior Floating Rate Interests	—	1,118,033,136	62,119,210		1,180,152,346
Corporate Bonds	—	48,736,421	—		48,736,421
Collateralized Mortgage Obligations	—	10,336,520	—		10,336,520
Asset-Backed Securities	—	798,283	—		798,283
Forward Foreign Currency Exchange Contracts**	—	76	—		76
Total Assets	$83,052,637	$1,177,904,436	$62,720,455		$1,323,677,528

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$33,804	$—	$33,804
Unfunded Loan Commitments (Note 5)	—	—	636,122	636,122
Total Liabilities	$—	$33,804	$636,122	$669,926

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Floating Rate Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2022

Category		Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$600,746	Enterprise Value	Valuation Multiple	2.6x-8.6x	3.9x
Common Stocks	499	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	57,576,267	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,542,943	Third Party Pricing	Vendor Price	—	—
Total Assets	$62,720,455
Liabilities:
Unfunded Loan Commitments	$636,122	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $16,503,570 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $7,147,512 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$90	$14,390,405	$785,225	$15,175,720	$(7,155)
Purchases/(Receipts)	-	46,651,559	-	46,651,559	(42,467)
(Sales, maturities and paydowns)/Fundings	-	(5,158,731)	(1,317)	(5,160,048)	22,201
Amortization of premiums/discounts	-	431,618	-	431,618	17,281
Total realized gains (losses) included in earnings	(723,185)	59	(10,513)	(733,639)	(9,243)
Total change in unrealized appreciation (depreciation) included in earnings	723,095	(3,551,758)	(172,150)	(3,000,813)	(616,739)
Transfers into Level 3	-	16,503,570	-	16,503,570	-
Transfers out of Level 3	-	(7,147,512)	-	(7,147,512)	-
Ending Balance	$-	$62,119,210	$601,245	$62,720,455	$(636,122)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$-	$(3,229,806)	$(179,141)	$(3,408,947)	$(611,815)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22
Common Stocks
BP Holdco LLC*	$172,216	$–	$–	$–	$–	$172,216	244,278
Targus Group International Equity, Inc.*	31,108	–	–	–	1,030	32,138	12,773
	$203,324	$–	$–	$–	$1,030	$204,354

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 1.8%
Financial - 1.2%
KKR Acquisition Holdings I Corp. — Class A*,1	142,310	$1,393,215
TPG Pace Beneficial II Corp.*,1	46,138	448,923
Acropolis Infrastructure Acquisition Corp. — Class A*,1	38,845	375,631
RXR Acquisition Corp. — Class A*,1	1,874	18,346
Colicity, Inc. — Class A*,1	1,419	13,920
MSD Acquisition Corp. — Class A*,1	721	7,066
Jefferies Financial Group, Inc.	81	2,237
Total Financial		2,259,338
Utilities - 0.3%
TexGen Power LLC*,††	26,665	639,960
Communications - 0.2%
Vacasa, Inc. — Class A*	117,451	338,259
Energy - 0.1%
Permian Production Partners LLC†††	57,028	46,763
Legacy Reserves, Inc.*,†††	3,452	34,520
Bruin E&P Partnership Units†††	44,023	2,289
Total Energy		83,572
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,2	12,825	32,269
Cengage Learning Holdings II, Inc.*,††	2,107	30,552
Save-A-Lot*,††	17,185	7,166
Spectrum Brands Holdings, Inc.	2	164
Crimson Wine Group Ltd.*	8	57
Total Consumer, Non-cyclical		70,208
Consumer, Cyclical - 0.0%
Metro-Goldwyn-Mayer, Inc.††	7,040	30,272
Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	16,716
Vector Phoenix Holdings, LP*,†††	23,711	6,521
Total Industrial		23,237
Total Common Stocks
(Cost $4,021,354)		3,444,846

PREFERRED STOCKS†† - 2.8%
Financial - 2.8%
Wells Fargo & Co.
4.38%	74,000	1,332,741
American Equity Investment Life Holding Co.
5.95%[3]	54,000	1,230,660
Arch Capital Group Ltd.
4.55%	55,000	1,058,750
Charles Schwab Corp.
4.00%[3]	1,325,000	1,019,919
Assurant, Inc.
5.25% due 01/15/61	30,000	667,500
Total Financial		5,309,570
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	–
Total Preferred Stocks
(Cost $7,025,000)		5,309,570

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	35,577	12,808
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	12,947	2,589
Colicity, Inc.
Expiring 12/31/27*,1	281	61
MSD Acquisition Corp.
Expiring 05/13/23*,1	143	43
RXR Acquisition Corp.
Expiring 03/08/26*,1	372	42
SandRidge Energy, Inc.
Expiring 10/04/22*,††	505	15
Expiring 10/04/22*	212	11
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	4	2
Total Warrants
(Cost $92,427)		15,571

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[4]	4,215,740	4,215,740
Total Money Market Fund
(Cost $4,215,740)		4,215,740

	Face Amount~
CORPORATE BONDS†† - 74.0%
Communications - 14.7%
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	3,175,000	2,718,688
8.00% due 08/01/29[5]	1,525,000	1,235,250
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	1,094,750
5.50% due 10/15/29[5]	1,250,000	954,887
8.13% due 02/01/27[5]	900,000	828,351
CSC Holdings LLC
4.13% due 12/01/30[5]	1,150,000	897,000
6.50% due 02/01/29[5]	725,000	654,769
4.63% due 12/01/30[5]	950,000	635,303
3.38% due 02/15/31[5]	850,000	628,414
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,950,000	1,578,915
4.25% due 01/15/34[5]	975,000	753,188
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,407,170
4.25% due 07/01/28[5]	1,150,000	921,437
VZ Secured Financing BV
5.00% due 01/15/32[5]	2,175,000	1,805,250
Cengage Learning, Inc.
9.50% due 06/15/24[5]	1,739,000	1,608,575
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	904,219
4.75% due 07/15/31[5]	850,000	686,673
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,875,000	1,540,706
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,321,820

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 74.0% (continued)
Communications - 14.7% (continued)
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	$1,255,794
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,235,360
UPC Broadband Finco BV
4.88% due 07/15/31[5]	1,200,000	978,000
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	668,152
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	543,960
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	525,000	502,950
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	248,877
Total Communications		27,608,458
Consumer, Non-cyclical - 14.1%
Rent-A-Center, Inc.
6.38% due 02/15/29[5,6]	3,331,000	2,598,180
CPI CG, Inc.
8.63% due 03/15/26[5]	2,572,000	2,430,540
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[5]	1,650,000	1,484,302
5.88% due 10/01/30[5]	1,000,000	918,160
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,200,000	1,875,668
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	1,550,000	1,437,625
9.25% due 04/15/25[5]	250,000	240,888
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	1,750,000	1,369,445
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,550,000	1,330,394
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR 1,486,000	1,235,608
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,325,000	1,091,469
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	720,750
5.00% due 12/31/26[5]	350,000	299,254
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	956,000	955,401
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	1,210,000	919,600
DaVita, Inc.
3.75% due 02/15/31[5]	1,225,000	878,313
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	852,143
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	825,000	822,236
Post Holdings, Inc.
4.50% due 09/15/31[5]	975,000	797,404
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	950,000	718,029
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	850,000	712,300
Medline Borrower, LP
5.25% due 10/01/29[5]	850,000	698,105
Sotheby's
7.38% due 10/15/27[5]	700,000	648,741
WW International, Inc.
4.50% due 04/15/29[5]	825,000	549,409
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]	425,000	367,863
Tenet Healthcare Corp.
6.13% due 06/15/30[5]	275,000	253,709
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	259,000	249,288
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[5,6]	171,000	34,630
Total Consumer, Non-cyclical		26,489,454
Financial - 11.7%
Iron Mountain, Inc.
5.63% due 07/15/32[5]	1,275,000	1,078,110
4.88% due 09/15/27[5]	950,000	858,372
4.88% due 09/15/29[5]	530,000	450,463
5.25% due 07/15/30[5]	475,000	412,963
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,150,000	2,677,500
NFP Corp.
6.88% due 08/15/28[5]	2,875,000	2,371,990
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	1,475,000	1,129,334
5.75% due 06/15/27[5]	1,300,000	1,042,288
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	2,500,000	2,056,250
OneMain Finance Corp.
3.88% due 09/15/28	1,225,000	937,125
4.00% due 09/15/30	750,000	555,938
HUB International Ltd.
5.63% due 12/01/29[5]	1,000,000	826,053
7.00% due 05/01/26[5]	575,000	540,730
Home Point Capital, Inc.
5.00% due 02/01/26[5]	1,325,000	914,250
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	1,000,000	807,113
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	425,000	386,750
4.38% due 01/15/27[5]	425,000	368,925
USI, Inc.
6.88% due 05/01/25[5]	775,000	747,875
SLM Corp.
3.13% due 11/02/26	900,000	726,714

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 74.0% (continued)
Financial - 11.7% (continued)
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	650,000	$638,070
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	725,000	543,235
Liberty Mutual Group, Inc.
4.30% due 02/01/61[7]	750,000	507,199
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	500,000	473,275
Kennedy-Wilson, Inc.
4.75% due 03/01/29	575,000	465,750
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	450,000	417,937
Total Financial		21,934,209
Industrial - 9.6%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,725,000	1,474,875
5.25% due 07/15/28[5]	675,000	554,873
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,500,000	2,023,729
Artera Services LLC
9.03% due 12/04/25[5]	2,350,000	1,893,630
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5,6]	2,000,000	1,860,000
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,076,000	1,758,007
TransDigm, Inc.
8.00% due 12/15/25[5]	950,000	960,678
6.25% due 03/15/26[5]	500,000	481,875
Mauser Packaging Solutions Holding Co.
5.50% due 04/15/24[5]	1,050,000	1,002,750
Standard Industries, Inc.
5.00% due 02/15/27[5]	900,000	803,301
Masonite International Corp.
5.38% due 02/01/28[5]	850,000	769,250
Amsted Industries, Inc.
4.63% due 05/15/30[5]	900,000	767,250
Ball Corp.
3.13% due 09/15/31	850,000	685,644
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	700,000	624,750
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	593,988
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[5]	500,000	494,865
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	447,925
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	425,000	409,879
Harsco Corp.
5.75% due 07/31/27[5]	500,000	400,100
Total Industrial		18,007,369
Energy - 8.6%
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,418,591
6.38% due 10/01/30	850,000	738,502
6.00% due 06/01/26	525,000	490,875
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	2,037,000	1,930,058
Parkland Corp.
4.50% due 10/01/29[5]	1,275,000	1,033,568
4.63% due 05/01/30[5]	1,100,000	892,356
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,080,000
6.88% due 01/15/29	900,000	761,606
CVR Energy, Inc.
5.75% due 02/15/28[5]	1,725,000	1,538,185
5.25% due 02/15/25[5]	250,000	229,853
ITT Holdings LLC
6.50% due 08/01/29[5]	1,875,000	1,500,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,112,500
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,000,000	883,750
PDC Energy, Inc.
6.13% due 09/15/24	776,000	770,719
Rattler Midstream, LP
5.63% due 07/15/25[5]	550,000	549,763
Southwestern Energy Co.
5.38% due 02/01/29	425,000	394,230
Kinetik Holdings, LP
5.88% due 06/15/30[5]	350,000	333,415
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	250,000	235,315
Basic Energy Services, Inc.
due 10/15/23[7,8]	1,225,000	162,312
Total Energy		16,055,598
Basic Materials - 6.4%
Carpenter Technology Corp.
6.38% due 07/15/28	2,475,000	2,209,208
7.63% due 03/15/30	650,000	596,892
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,547,000	1,346,354
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	1,650,000	1,320,000
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	790,000	657,691
4.50% due 06/01/31[5]	725,000	548,738

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 74.0% (continued)
Basic Materials - 6.4% (continued)
Clearwater Paper Corp.
4.75% due 08/15/28[5]		1,375,000	$1,185,709
EverArc Escrow SARL
5.00% due 10/30/29[5]		1,350,000	1,136,315
Diamond BC BV
4.63% due 10/01/29[5]		1,050,000	839,685
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]		900,000	711,000
Valvoline, Inc.
3.63% due 06/15/31[5]		600,000	480,000
4.25% due 02/15/30[5]		250,000	208,750
Ingevity Corp.
3.88% due 11/01/28[5]		675,000	565,313
Yamana Gold, Inc.
4.63% due 12/15/27		256,000	246,010
Mirabela Nickel Ltd.
due 06/24/19[7,8]		278,115	13,906
Total Basic Materials			12,065,571
Consumer, Cyclical - 5.7%
Crocs, Inc.
4.25% due 03/15/29[5]		1,644,000	1,216,033
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]		1,225,000	1,176,000
Clarios Global, LP
6.75% due 05/15/25[5]		1,027,000	1,017,192
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		950,000	851,390
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		925,000	817,775
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		1,000,000	802,340
Scotts Miracle-Gro Co.
4.38% due 02/01/32		1,050,000	798,241
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		875,000	743,750
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		850,000	637,500
Wabash National Corp.
4.50% due 10/15/28[5]		675,000	516,375
Michaels Companies, Inc.
5.25% due 05/01/28[5]		600,000	471,582
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	449,625
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		425,000	430,240
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	376,638
Rite Aid Corp.
7.50% due 07/01/25[5]		325,000	263,250
Allison Transmission, Inc.
4.75% due 10/01/27[5]		200,000	182,936
Total Consumer, Cyclical			10,750,867
Technology - 1.8%
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]		1,025,000	981,499
Minerva Merger Sub, Inc.
6.50% due 02/15/30[5]		1,075,000	893,959
Entegris Escrow Corp.
4.75% due 04/15/29[5]		550,000	512,176
Open Text Holdings, Inc.
4.13% due 12/01/31[5]		400,000	331,186
CDK Global, Inc.
5.25% due 05/15/29[5]		325,000	318,430
Central Parent Incorporated / Central Merger Sub Inc
7.25% due 06/15/29[5]		325,000	312,813
Total Technology			3,350,063
Utilities - 1.4%
Terraform Global Operating LLC
6.13% due 03/01/26[5]		2,630,000	2,499,625
Total Corporate Bonds
(Cost $165,305,987)			138,761,214

SENIOR FLOATING RATE INTERESTS††,◊ - 18.4%
Consumer, Cyclical - 5.2%
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		1,339,875	1,257,473
First Brands Group LLC
6.29% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,034,774	978,896
Alexander Mann
6.31% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	873,699
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		872,813	822,626
NES Global Talent
6.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23		864,094	818,012
Congruex Group LLC
7.01% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		725,000	694,188
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
5.56% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		752,995	637,538

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.4% (continued)
Consumer, Cyclical - 5.2% (continued)
FR Refuel LLC
6.44% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28	527,350	$508,893
6.00% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28	70,000	67,550
Holding SOCOTEC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28†††	603,900	555,588
Galaxy US Opco, Inc.
6.28% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29	550,000	514,938
Accuride Corp.
7.50% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	582,583	508,740
Blue Nile, Inc.
8.46% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23	404,286	386,093
WW International, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	401,625	311,259
Sweetwater Sound
5.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28	325,000	278,687
BCPE Empire Holdings, Inc.
6.25% (1 Month Term SOFR + 4.63%, Rate Floor: 5.13%) due 06/11/26	275,000	257,353
Pacific Bells, LLC
6.79% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	249,380	230,053
Seren BidCo AB
5.60% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/16/28	1,188	1,125
Total Consumer, Cyclical		9,702,711
Industrial - 4.1%
Arcline FM Holdings LLC
7.63% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	1,513,563	1,418,965
Dispatch Terra Acquisition LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	1,188,620	1,075,701
Pelican Products, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	897,744	834,902
LTI Holdings, Inc.
6.42% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	749,063	702,247
Pro Mach Group, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	710,845	669,083
Aegion Corp.
6.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	694,750	633,959
Michael Baker International LLC
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††	597,000	576,105
YAK MAT (YAK ACCESS LLC)
12.18% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,025,000	542,614
PECF USS Intermediate Holding III Corp.
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	447,750	402,975
ASP Dream Acquisiton Co. LLC
5.43% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	400,000	370,000
STS Operating, Inc. (SunSource)
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	297,208	281,976
Sundyne (Star US Bidco)
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	199,490	190,014
Total Industrial		7,698,541
Consumer, Non-cyclical - 3.8%
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,308,800	1,246,632
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28	1,075,781	1,024,682
Blue Ribbon LLC
7.06% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	1,111,748	1,011,691
Quirch Foods Holdings LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††	960,375	907,554
Gibson Brands, Inc.
6.41% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28	865,650	727,146

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.4% (continued)
Consumer, Non-cyclical - 3.8% (continued)
Women's Care Holdings, Inc.
5.74% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		668,250	$622,809
Confluent Health LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		425,077	393,906
Moran Foods LLC
13.00% (3 Month USD LIBOR + 10.75%, Rate Floor: 2.25%) due 10/01/24†††		407,847	330,356
Moran Foods LLC
9.25% (3 Month USD LIBOR + 7.00%, Rate Floor: 2.25%) due 04/01/24		313,532	282,179
8.00% (2 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24		40,816	36,734
Kronos Acquisition Holdings, Inc.
7.65% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26		298,500	292,157
Florida Food Products LLC
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		224,438	209,849
Total Consumer, Non-cyclical			7,085,695
Technology - 2.4%
Datix Bidco Ltd.
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	1,300,000	1,576,122
8.44% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	787,255
Taxware Holdings (Sovos Compliance LLC)
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		636,357	597,781
Apttus Corp.
5.62% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		620,313	579,992
Atlas CC Acquisition Corp.
5.82% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		569,250	524,780
24-7 Intouch, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††		269,301	254,489

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 18.4% (continued)
Technology - 2.4% (continued)
Park Place Technologies, LLC
6.63% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	169,396	$162,337
Total Technology		4,482,756
Financial - 1.7%
Franchise Group, Inc.
6.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	958,148	871,119
Claros Mortgage Trust, Inc.
5.73% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26	912,415	869,075
Avison Young (Canada), Inc.
7.44% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 5.75%) due 01/30/26	530,750	521,796
Eisner Advisory Group
6.39% (1 Month Term SOFR + 4.86%, Rate Floor: 4.86%) due 07/28/28†††	447,750	416,408
Teneo Holdings LLC
6.85% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	323,729	300,528
AmeriLife Holdings LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	149,619	142,840
Total Financial		3,121,766
Basic Materials - 0.8%
NIC Acquisition Corp.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	742,610	646,687
Ascend Performance Materials Operations LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	643,398	625,705
DCG Acquisition Corp.
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26†††	250,000	233,750
Total Basic Materials		1,506,142
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	620,313	557,990
Utilities - 0.1%
TerraForm Power Operating LLC
4.16% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/21/29	250,000	243,437
Energy - 0.0%
Permian Production Partners LLC
9.67% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.67%) (in-kind rate was 2.00%) due 11/24/25†††,9	113,625	113,341
Total Senior Floating Rate Interests
(Cost $37,137,208)		34,512,379

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.4%
WhiteHorse X Ltd.
2015-10A E, 6.34% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5	750,000	687,713
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	347,498
Total Asset-Backed Securities
(Cost $1,061,762)		1,035,211

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.89% due 08/02/22[10]	500,000	499,490
Total U.S. Treasury Bills
(Cost $499,603)		499,490
Total Investments - 100.1%
(Cost $219,359,081)		$187,794,021
Other Assets & Liabilities, net - (0.1)%		(135,707)
Total Net Assets - 100.0%		$187,658,314

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	$8,514,000	$246,378	$(181,641)	$428,019

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	CAD	Sell	491,000	381,943 USD	07/15/22	$405
JPMorgan Chase Bank, N.A.	EUR	Buy	44,000	45,843 USD	07/15/22	295
Barclays Bank plc	GBP	Sell	2,689,000	3,273,950 USD	07/15/22	32
Barclays Bank plc	EUR	Sell	1,276,000	1,336,669 USD	07/15/22	(1,351)
						$(619)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $118,905,161 (cost $140,638,361), or 63.4% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2022, the total market value of segregated or earmarked securities was $4,492,810 — See Note 2.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $683,417 (cost $2,221,729), or 0.4% of total net assets — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	Payment-in-kind security.
[10]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.38.V2 — Credit Default Swap North American High Yield Series 38 Index Version 2
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,597,818	$707,950	$139,078		$3,444,846
Preferred Stocks	—	5,309,570	—	*	5,309,570
Warrants	15,556	15	—		15,571
Money Market Fund	4,215,740	—	—		4,215,740
Corporate Bonds	—	138,761,214	—		138,761,214
Senior Floating Rate Interests	—	25,422,937	9,089,442		34,512,379
Asset-Backed Securities	—	1,035,211	—		1,035,211
U.S. Treasury Bills	—	499,490	—		499,490
Credit Default Swap Agreements**	—	428,019	—		428,019
Forward Foreign Currency Exchange Contracts**	—	732	—		732
Total Assets	$6,829,114	$172,165,138	$9,228,520		$188,222,772

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,351	$—	$1,351
Unfunded Loan Commitments (Note 5)	—	—	23,153	23,153
Total Liabilities	$—	$1,351	$23,153	$24,504

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $3,101,843 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$136,789	Enterprise Value	Valuation Multiple	1.6x-8.6x	3.6x
Common Stocks	2,289	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	6,726,065	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,363,377	Yield Analysis	Yield	7.4%-10.7%	8.5%
Total Assets	$9,228,520
Liabilities:
Unfunded Loan Commitments	$23,153	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $6,318,945 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,993,000 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended

June 30, 2022:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$539,206	$8,849,956	$237,484	$9,626,646	$(622)
Purchases/(Receipts)	-	1,927,391	-	$1,927,391	(442)
(Sales, maturities and paydowns)/Fundings	-	(6,371,884)	(686)	$(6,372,570)	828
Amortization of premiums/discounts	-	102,423	-	$102,423	-
Total realized gains (losses) included in earnings	-	(4,150)	(5,480)	$(9,630)	416
Total change in unrealized appreciation (depreciation) included in earnings	(256)	(286,355)	(85,074)	$(371,685)	(23,333)
Transfers into Level 3	-	6,318,945	-	$6,318,945	-
Transfers out of Level 3	(538,950)	(1,446,884)	(7,166)	$(1,993,000)	-
Ending Balance	$-	$9,089,442	$139,078	$9,228,520	$(23,153)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$-	$(164,430)	$(9,957)	$(174,387)	$(22,894)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22
Common Stocks
BP Holdco LLC *	$16,716	$–	$–	$–	$–	$16,716	23,711
Targus Group International Equity, Inc. *	31,234	–	–	–	1,035	32,269	12,825
	$47,950	$–	$–	$–	$1,035	$48,985

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 91.0%
Consumer, Non-cyclical - 20.6%
Johnson & Johnson	5,594	$992,991
Tyson Foods, Inc. — Class A	10,678	918,949
Humana, Inc.	1,723	806,485
Quest Diagnostics, Inc.	4,300	571,814
Medtronic plc	6,084	546,039
Ingredion, Inc.	5,561	490,258
Merck & Company, Inc.	5,365	489,127
J M Smucker Co.	3,422	438,050
Henry Schein, Inc.*	5,653	433,811
McKesson Corp.	1,287	419,832
Bunge Ltd.	4,271	387,337
Archer-Daniels-Midland Co.	4,742	367,979
Amgen, Inc.	1,160	282,228
Encompass Health Corp.	4,969	278,512
Pfizer, Inc.	4,927	258,323
Bristol-Myers Squibb Co.	2,895	222,915
HCA Healthcare, Inc.	1,180	198,311
Total Consumer, Non-cyclical		8,102,961
Financial - 13.8%
Berkshire Hathaway, Inc. — Class B*	3,429	936,185
JPMorgan Chase & Co.	7,045	793,337
Bank of America Corp.	19,566	609,090
Wells Fargo & Co.	11,540	452,022
Charles Schwab Corp.	4,939	312,046
Voya Financial, Inc.	4,754	283,006
Mastercard, Inc. — Class A	887	279,831
Medical Properties Trust, Inc. REIT	15,422	235,494
American Tower Corp. — Class A REIT	809	206,772
Gaming and Leisure Properties, Inc. REIT	4,284	196,464
KeyCorp	11,239	193,648
Goldman Sachs Group, Inc.	639	189,796
STAG Industrial, Inc. REIT	6,068	187,380
Zions Bancorp North America	3,490	177,641
BOK Financial Corp.	2,309	174,514
Park Hotels & Resorts, Inc. REIT	10,682	144,955
T. Rowe Price Group, Inc.	789	89,638
Total Financial		5,461,819
Technology - 10.0%
Micron Technology, Inc.	9,620	531,794
Activision Blizzard, Inc.	6,233	485,301
Leidos Holdings, Inc.	4,043	407,170
Microsoft Corp.	1,519	390,125
DXC Technology Co.*	12,680	384,331
Teradyne, Inc.	4,240	379,692
KLA Corp.	1,187	378,748
Fiserv, Inc.*	3,085	274,473
Amdocs Ltd.	2,777	231,352
Qorvo, Inc.*	2,163	204,014
Intel Corp.	3,738	139,838
Skyworks Solutions, Inc.	1,419	131,456
Total Technology		3,938,294
Utilities - 9.8%
Exelon Corp.	14,302	648,167
Edison International	9,722	614,819
Duke Energy Corp.	4,939	529,510
OGE Energy Corp.	13,487	520,059
Pinnacle West Capital Corp.	5,913	432,358
Black Hills Corp.	5,047	367,270
NiSource, Inc.	11,350	334,712
Constellation Energy Corp.	4,453	254,979
PPL Corp.	5,782	156,866
Total Utilities		3,858,740
Energy - 8.6%
Chevron Corp.	5,855	847,687
ConocoPhillips	6,401	574,874
Coterra Energy, Inc. — Class A	17,152	442,350
Pioneer Natural Resources Co.	1,695	378,121
Equities Corp.	8,928	307,123
Kinder Morgan, Inc.	16,562	277,579
Marathon Oil Corp.	12,079	271,536
Diamondback Energy, Inc.	1,738	210,559
Patterson-UTI Energy, Inc.	6,056	95,442
Total Energy		3,405,271
Communications - 8.1%
Verizon Communications, Inc.	17,449	885,537
Alphabet, Inc. — Class A*	387	843,374
T-Mobile US, Inc.*	2,887	388,417
Cisco Systems, Inc.	8,837	376,809
Comcast Corp. — Class A	8,934	350,570
Juniper Networks, Inc.	7,162	204,117
Walt Disney Co.*	1,396	131,783
Total Communications		3,180,607
Consumer, Cyclical - 8.0%
Walmart, Inc.	4,354	529,359
DR Horton, Inc.	6,046	400,185
LKQ Corp.	7,073	347,214
Whirlpool Corp.	2,065	319,806
Southwest Airlines Co.*	8,084	291,994
PACCAR, Inc.	3,462	285,061
Delta Air Lines, Inc.*	9,803	283,993
Lear Corp.	2,052	258,326
Ralph Lauren Corp. — Class A	1,925	172,576
Home Depot, Inc.	509	139,604
PVH Corp.	2,358	134,170
Total Consumer, Cyclical		3,162,288
Industrial - 7.0%
L3Harris Technologies, Inc.	2,015	487,026
Curtiss-Wright Corp.	3,624	478,585
FedEx Corp.	2,006	454,780
Johnson Controls International plc	8,932	427,664
Knight-Swift Transportation Holdings, Inc.	8,688	402,168
Valmont Industries, Inc.	1,520	341,437
Advanced Energy Industries, Inc.	2,211	161,359
Total Industrial		2,753,019
Basic Materials - 5.1%
Westlake Corp.	5,648	553,617
Huntsman Corp.	19,225	545,029
Reliance Steel & Aluminum Co.	1,872	317,978
Freeport-McMoRan, Inc.	4,775	139,716
International Flavors & Fragrances, Inc.	1,105	131,628
Nucor Corp.	1,193	124,561

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 91.0% (continued)
Basic Materials - 5.1% (continued)
Dow, Inc.	2,118	$109,310
DuPont de Nemours, Inc.	1,392	77,367
Total Basic Materials		1,999,206
Total Common Stocks
(Cost $30,318,098)		35,862,205
EXCHANGE-TRADED FUNDS† - 3.9%
iShares Russell 1000 Value ETF	10,524	1,525,665
Total Exchange-Traded Funds
(Cost $1,527,011)		1,525,665

MONEY MARKET FUND† - 3.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	1,494,148	1,494,148
Total Money Market Fund
(Cost $1,494,148)		1,494,148
Total Investments - 98.7%
(Cost $33,339,257)		$38,882,018
Other Assets & Liabilities, net - 1.3%		519,245
Total Net Assets - 100.0%		$39,401,263

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,862,205	$—	$—	$35,862,205
Exchange-Traded Funds	1,525,665	—	—	1,525,665
Money Market Fund	1,494,148	—	—	1,494,148
Total Assets	$38,882,018	$—	$—	$38,882,018

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 0.3%
Financial - 0.3%
KKR Acquisition Holdings I Corp. — Class A*,1	820,948	$8,037,081
RXR Acquisition Corp. — Class A*,1	182,429	1,785,980
TPG Pace Beneficial II Corp.*,1	148,829	1,448,106
MSD Acquisition Corp. — Class A*,1	136,871	1,341,336
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	1,310,850
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,209,145
Waverley Capital Acquisition Corp. 1 — Class A*,1	99,000	957,330
Acropolis Infrastructure Acquisition Corp. — Class A*,1	86,600	837,422
Blue Whale Acquisition Corp. I — Class A*,1	72,300	699,141
Colicity, Inc. — Class A*,1	46,809	459,196
Total Financial		18,085,587
Communications - 0.0%
Figs, Inc. — Class A*	43,750	398,563
Vacasa, Inc. — Class A*	81,407	234,452
Total Communications		633,015
Total Common Stocks
(Cost $19,829,328)		18,718,602

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co.
3.90%	12,100,000	10,421,125
Markel Corp.
6.00%	7,210,000	7,110,862
MetLife, Inc.
3.85%	4,620,000	4,113,897
Bank of New York Mellon Corp.
4.70%	3,010,000	2,940,770
American Financial Group, Inc.
4.50% due 09/15/60	102,052	1,971,645
First Republic Bank
4.13%	69,600	1,218,000
American Equity Investment Life Holding Co.
5.95%	8,000	182,320
Total Financial		27,958,619
Total Preferred Stocks
(Cost $31,414,569)		27,958,619

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	205,236	73,885
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	19,663	10,421
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	41,766	10,024
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	45,000	8,550
MSD Acquisition Corp.
Expiring 05/13/23*,1	27,374	8,237
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	33,000	6,970
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	28,866	5,773
RXR Acquisition Corp.
Expiring 03/08/26*,1	36,482	4,122
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	18,074	3,796
Colicity, Inc.
Expiring 12/31/27*,1	9,360	2,031
Total Warrants
(Cost $521,210)		133,809

MUTUAL FUNDS† - 1.7%
Guggenheim Strategy Fund III[2]	1,211,602	29,332,873
Guggenheim Strategy Fund II2	1,210,488	29,221,170
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,956,585	28,531,040
Total Mutual Funds
(Cost $88,612,346)		87,085,083

MONEY MARKET FUNDS† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[3]	90,934,482	90,934,482
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[3]	37,264,601	37,264,601
Total Money Market Funds
(Cost $128,199,083)		128,199,083

	Face Amount~	Value
CORPORATE BONDS†† - 34.0%
Financial - 14.2%
Athene Global Funding
1.32% (SOFR Compounded Index + 0.72%) due 01/07/25◊,4	30,000,000	29,062,349
1.99% due 08/19/28[4]	15,850,000	13,159,422
1.73% due 10/02/26[4]	14,700,000	12,757,275
F&G Global Funding
0.90% due 09/20/24[4]	42,100,000	39,038,813
1.75% due 06/30/26[4]	14,250,000	12,619,734
GA Global Funding Trust
1.95% due 09/15/28[4]	16,600,000	14,034,766
2.25% due 01/06/27[4]	15,000,000	13,416,639
1.63% due 01/15/26[4]	7,300,000	6,612,723
Societe Generale S.A.
1.79% due 06/09/27[4,5]	28,000,000	24,423,009
1.49% due 12/14/26[4,5]	10,500,000	9,261,289
3.88% due 03/28/24[4]	350,000	346,464

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 34.0% (continued)
Financial - 14.2% (continued)
Goldman Sachs Group, Inc.
3.00% due 03/15/24	20,950,000	$20,670,156
3.50% due 04/01/25	6,900,000	6,763,754
Macquarie Group Ltd.
1.63% due 09/23/27[4,5]	16,750,000	14,552,611
1.20% due 10/14/25[4,5]	13,550,000	12,563,094
American International Group, Inc.
2.50% due 06/30/25	26,630,000	25,379,656
Equitable Financial Life Global Funding
1.40% due 07/07/25[4]	15,000,000	13,785,395
1.80% due 03/08/28[4]	12,000,000	10,401,722
Cooperatieve Rabobank UA
1.34% due 06/24/26[4,5]	15,000,000	13,681,950
1.98% due 12/15/27[4,5]	10,000,000	8,891,619
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	20,192,256
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	20,850,000	19,947,433
BNP Paribas S.A.
1.32% due 01/13/27[4,5]	21,350,000	18,861,734
2.22% due 06/09/26[4,5]	400,000	369,269
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	19,049,426
Credit Agricole S.A.
1.25% due 01/26/27[4,5]	17,950,000	15,801,470
1.91% due 06/16/26[4,5]	400,000	367,856
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[5]	15,200,000	15,102,389
Ares Finance Company LLC
4.00% due 10/08/24[4]	14,617,000	14,305,133
Bank of Nova Scotia
1.23% (SOFR Compounded Index + 0.96%) due 03/11/24◊	14,250,000	14,186,934
Jackson National Life Global Funding
1.75% due 01/12/25[4]	15,000,000	14,145,957
FS KKR Capital Corp.
4.25% due 02/14/25[4]	7,600,000	7,164,991
2.63% due 01/15/27	7,400,000	6,222,959
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	13,356,184
JPMorgan Chase & Co.
1.47% due 09/22/27[5]	15,000,000	13,155,914
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	12,907,695
CNO Global Funding
1.75% due 10/07/26[4]	14,400,000	12,729,077
ABN AMRO Bank N.V.
1.54% due 06/16/27[4,5]	14,000,000	12,261,876
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[4]	10,800,000	8,925,228
3.88% due 03/01/31[4]	4,100,000	3,072,089
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	11,450,000	11,650,950
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,270,889
3.46% due 05/07/27†††	4,500,000	4,209,857
American Tower Corp.
1.60% due 04/15/26	12,500,000	11,171,562
CBS Studio Center
3.78% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,100,000
Standard Chartered plc
1.32% due 10/14/23[4,5]	10,150,000	10,076,643
Iron Mountain, Inc.
4.88% due 09/15/27[4]	7,360,000	6,650,128
5.00% due 07/15/28[4]	3,085,000	2,732,344
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	8,978,805
Apollo Management Holdings, LP
4.40% due 05/27/26[4]	7,115,000	7,062,470
4.00% due 05/30/24[4]	1,846,000	1,821,708
ING Groep N.V.
1.73% due 04/01/27[5]	9,800,000	8,749,759
BPCE S.A.
1.65% due 10/06/26[4,5]	9,500,000	8,503,526
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	5,640,000
6.13% due 03/15/24	1,500,000	1,432,500
7.13% due 03/15/26	50,000	46,211
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,059,454
Morgan Stanley
2.19% due 04/28/26[5]	7,000,000	6,553,070
3.77% due 01/24/29[5]	361,000	342,533
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	7,040,000	6,580,983
SLM Corp.
3.13% due 11/02/26	7,500,000	6,055,950
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,320,250
3.88% due 02/15/27	700,000	638,953
Belrose Funding Trust
2.33% due 08/15/30[4]	7,100,000	5,690,337
LPL Holdings, Inc.
4.00% due 03/15/29[4]	4,450,000	3,807,239
4.63% due 11/15/27[4]	2,000,000	1,867,807

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 34.0% (continued)
Financial - 14.2% (continued)
Brighthouse Financial Global Funding
1.38% (SOFR + 0.76%) due 04/12/24◊,4	5,050,000	$5,015,985
Starwood Property Trust, Inc.
3.75% due 12/31/24[4]	5,275,000	4,800,250
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,338,410
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	4,300,000	3,536,750
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]	3,880,000	3,323,569
5.50% due 04/15/29[4]	275,000	210,554
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	3,450,000	3,412,925
Fairfax Financial Holdings Ltd.
4.85% due 04/17/28	3,100,000	3,080,444
Hunt Companies, Inc.
5.25% due 04/15/29[4]	3,250,000	2,762,500
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,300,094
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,639,912
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,337,702
CNO Financial Group, Inc.
5.25% due 05/30/25	1,000,000	1,015,425
Trinity Acquisition plc
4.40% due 03/15/26	881,000	872,860
Newmark Group, Inc.
6.13% due 11/15/23	775,000	772,150
Old Republic International Corp.
3.88% due 08/26/26	700,000	680,292
Equinix, Inc.
1.55% due 03/15/28	700,000	588,782
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	395,931
Assurant, Inc.
4.90% due 03/27/28	350,000	349,215
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	350,000	331,292
PNC Bank North America
3.88% due 04/10/25	150,000	148,731
HUB International Ltd.
7.00% due 05/01/26[4]	150,000	141,060
Total Financial		734,617,071
Industrial - 4.4%
Boeing Co.
4.88% due 05/01/25	50,500,000	50,313,585
2.20% due 02/04/26	10,450,000	9,419,271
CNH Industrial Capital LLC
1.45% due 07/15/26	12,500,000	11,039,367
1.95% due 07/02/23	9,600,000	9,382,373
1.88% due 01/15/26	4,960,000	4,495,663
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,477,705
4.88% due 07/15/26[4]	5,165,000	4,929,269
Sealed Air Corp.
1.57% due 10/15/26[4]	16,450,000	14,312,433
TD SYNNEX Corp.
1.25% due 08/09/24[4]	14,400,000	13,439,536
Graphic Packaging International LLC
0.82% due 04/15/24[4]	6,250,000	5,879,591
1.51% due 04/15/26[4]	6,500,000	5,866,445
Silgan Holdings, Inc.
1.40% due 04/01/26[4]	12,600,000	11,255,696
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	10,410,512
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	10,275,747
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,150,914
2.40% due 04/01/28	3,900,000	3,268,976
Standard Industries, Inc.
5.00% due 02/15/27[4]	6,000,000	5,355,340
4.75% due 01/15/28[4]	2,671,000	2,283,705
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[4]	5,475,000	5,395,909
4.20% due 04/01/27[4]	500,000	487,643
Owens Corning
3.88% due 06/01/30	5,910,000	5,396,291
IP Lending V Ltd.
5.13% due 04/02/26†††,4	3,900,000	3,877,846
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,402,499
GATX Corp.
3.85% due 03/30/27	2,900,000	2,816,349
3.50% due 03/15/28	200,000	186,998
Hardwood Funding LLC
2.37% due 06/07/28†††	3,000,000	2,711,758
Weir Group plc
2.20% due 05/13/26[4]	2,610,000	2,294,651
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]	2,500,000	2,006,250
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28	2,250,000	1,919,033
National Basketball Association
2.51% due 12/16/24†††	1,900,000	1,832,562
Xylem, Inc.
1.95% due 01/30/28	2,050,000	1,810,554
Mueller Water Products, Inc.
4.00% due 06/15/29[4]	1,300,000	1,134,042

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 34.0% (continued)
Industrial - 4.4% (continued)
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	800,000	$677,459
JELD-WEN, Inc.
6.25% due 05/15/25[4]	535,000	513,600
Amsted Industries, Inc.
4.63% due 05/15/30[4]	350,000	298,375
5.63% due 07/01/27[4]	100,000	94,000
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[4]	275,000	239,937
6.50% due 03/15/27[4]	75,000	72,332
EnerSys
5.00% due 04/30/23[4]	175,000	173,397
Harsco Corp.
5.75% due 07/31/27[4]	125,000	100,025
Howmet Aerospace, Inc.
6.88% due 05/01/25	35,000	35,955
Total Industrial		226,033,593
Consumer, Non-cyclical - 4.3%
Triton Container International Ltd.
1.15% due 06/07/24[4]	26,000,000	24,340,793
0.80% due 08/01/23[4]	14,550,000	13,787,289
2.05% due 04/15/26[4]	1,800,000	1,591,610
Global Payments, Inc.
2.15% due 01/15/27	31,000,000	27,514,433
Baxter International, Inc.
1.92% due 02/01/27	15,500,000	13,880,661
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	13,088,564
CoStar Group, Inc.
2.80% due 07/15/30[4]	15,280,000	12,722,015
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	12,290,997
BAT International Finance plc
1.67% due 03/25/26	13,000,000	11,503,470
Element Fleet Management Corp.
1.60% due 04/06/24[4]	10,250,000	9,760,909
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	11,200,000	9,226,000
PRA Health Sciences, Inc.
2.88% due 07/15/26[4]	10,280,000	9,149,200
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[4]	8,000,000	7,812,160
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	7,553,611
Block, Inc.
2.75% due 06/01/26[4]	7,600,000	6,742,948
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,694,590
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,122,142
3.56% due 08/15/27	2,000,000	1,829,677
US Foods, Inc.
6.25% due 04/15/25[4]	3,750,000	3,740,625
4.75% due 02/15/29[4]	1,011,000	883,806
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,390,085
Olympus Corp.
2.14% due 12/08/26[4]	4,350,000	3,968,239
DaVita, Inc.
4.63% due 06/01/30[4]	3,086,000	2,406,654
3.75% due 02/15/31[4]	800,000	573,592
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	2,828,000	2,411,086
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,750,300
Hologic, Inc.
3.25% due 02/15/29[4]	1,550,000	1,324,785
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,115,000	995,997
Avantor Funding, Inc.
4.63% due 07/15/28[4]	1,050,000	962,535
IQVIA, Inc.
5.00% due 05/15/27[4]	850,000	804,185
Service Corporation International
3.38% due 08/15/30	750,000	614,063
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	343,000	318,132
9.25% due 04/15/25[4]	132,000	127,189
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	409,287
Zimmer Biomet Holdings, Inc.
3.05% due 01/15/26	400,000	384,029
Smithfield Foods, Inc.
4.25% due 02/01/27[4]	350,000	336,903
Performance Food Group, Inc.
5.50% due 10/15/27[4]	100,000	92,574
Total Consumer, Non-cyclical		220,105,135
Communications - 2.9%
Level 3 Financing, Inc.
5.38% due 05/01/25	11,055,000	10,707,541
3.63% due 01/15/29[4]	5,070,000	3,909,234
5.25% due 03/15/26	3,991,000	3,761,517
4.25% due 07/01/28[4]	2,277,000	1,824,446
3.75% due 07/15/29[4]	2,150,000	1,662,391
FactSet Research Systems, Inc.
2.90% due 03/01/27	22,750,000	21,271,248
Verizon Communications, Inc.
2.10% due 03/22/28	22,600,000	20,073,808
Paramount Global
4.95% due 01/15/31	13,560,000	12,909,253
4.75% due 05/15/25	3,590,000	3,623,306

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 34.0% (continued)
Communications - 2.9% (continued)
T-Mobile USA, Inc.
2.25% due 02/15/26[4]	8,150,000	$7,334,130
3.50% due 04/15/25	5,000,000	4,890,200
2.63% due 04/15/26	3,200,000	2,904,000
Rogers Communications, Inc.
2.95% due 03/15/25[4]	14,400,000	13,910,753
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 01/15/29	11,700,000	9,613,509
2.80% due 04/01/31	3,250,000	2,602,788
Cogent Communications Group, Inc.
3.50% due 05/01/26[4]	12,350,000	11,362,000
Ziggo BV
4.88% due 01/15/30[4]	10,800,000	9,157,773
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	1,850,000	1,530,817
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,503,648
Fox Corp.
3.05% due 04/07/25	1,360,000	1,316,840
AMC Networks, Inc.
4.75% due 08/01/25	500,000	465,770
4.25% due 02/15/29	225,000	182,293
TripAdvisor, Inc.
7.00% due 07/15/25[4]	400,000	387,208
CSC Holdings LLC
4.13% due 12/01/30[4]	250,000	195,000
3.38% due 02/15/31[4]	225,000	166,345
Sirius XM Radio, Inc.
5.50% due 07/01/29[4]	75,000	68,344
Match Group Holdings II LLC
4.63% due 06/01/28[4]	75,000	67,995
Total Communications		147,402,157
Technology - 2.8%
HCL America, Inc.
1.38% due 03/10/26[4]	38,700,000	34,822,937
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	19,912,380
3.25% due 02/15/29	810,000	682,967
NetApp, Inc.
2.38% due 06/22/27	17,800,000	16,179,950
Infor, Inc.
1.75% due 07/15/25[4]	13,800,000	12,764,159
1.45% due 07/15/23[4]	1,100,000	1,070,159
Qorvo, Inc.
1.75% due 12/15/24[4]	10,600,000	9,901,672
4.38% due 10/15/29	1,380,000	1,213,600
3.38% due 04/01/31[4]	1,200,000	943,608
Oracle Corp.
2.30% due 03/25/28	12,400,000	10,668,840
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	9,383,455
Microchip Technology, Inc.
0.98% due 09/01/24	8,750,000	8,159,754
Citrix Systems, Inc.
1.25% due 03/01/26	7,250,000	7,014,105
Broadcom, Inc.
4.93% due 05/15/37[4]	3,157,000	2,830,385
4.15% due 11/15/30	2,329,000	2,133,861
NCR Corp.
5.13% due 04/15/29[4]	2,850,000	2,410,359
Leidos, Inc.
3.63% due 05/15/25	1,950,000	1,908,797
Twilio, Inc.
3.63% due 03/15/29	994,000	835,656
MSCI, Inc.
3.88% due 02/15/31[4]	379,000	324,045
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	150,000	143,634
Total Technology		143,304,323
Consumer, Cyclical - 2.3%
Magallanes, Inc.
3.64% due 03/15/25[4]	33,600,000	32,541,919
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	11,626,089
5.63% due 04/23/25	7,220,000	7,312,939
5.75% due 04/23/30	4,320,000	4,349,669
Marriott International, Inc.
4.63% due 06/15/30	7,320,000	7,017,569
5.75% due 05/01/25	6,610,000	6,857,305
2.13% due 10/03/22	2,345,000	2,338,457
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	11,684,580	10,686,673
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	10,000,000	9,716,628
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,514,328
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[4]	5,400,000	4,289,625
4.00% due 05/01/31[4]	300,000	249,300
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	4,300,000	4,352,411
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,742,289	2,518,843
3.00% due 10/15/28	1,680,272	1,522,835
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	3,350,000	3,292,380
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,169,383
Air Canada
3.88% due 08/15/26[4]	2,350,000	1,987,842

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 34.0% (continued)
Consumer, Cyclical - 2.3% (continued)
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	700,000	$704,077
Tempur Sealy International, Inc.
4.00% due 04/15/29[4]	375,000	302,078
Aramark Services, Inc.
5.00% due 02/01/28[4]	275,000	249,208
Powdr Corp.
6.00% due 08/01/25[4]	222,000	220,335
Total Consumer, Cyclical		120,819,893
Utilities - 1.2%
Alexander Funding Trust
1.84% due 11/15/23[4]	19,050,000	18,238,529
CenterPoint Energy, Inc.
1.40% (SOFR Compounded Index + 0.65%) due 05/13/24◊	10,400,000	10,143,627
OGE Energy Corp.
0.70% due 05/26/23	10,200,000	9,939,448
Entergy Corp.
1.90% due 06/15/28	9,100,000	7,806,990
Terraform Global Operating LLC
6.13% due 03/01/26[4]	6,170,000	5,864,139
Southern Co.
1.75% due 03/15/28	5,000,000	4,275,148
AES Corp.
3.30% due 07/15/25[4]	4,250,000	3,986,415
Puget Energy, Inc.
2.38% due 06/15/28	3,600,000	3,147,261
Total Utilities		63,401,557
Basic Materials - 1.1%
Anglo American Capital plc
2.25% due 03/17/28[4]	14,000,000	12,064,718
2.63% due 09/10/30[4]	9,370,000	7,710,828
4.00% due 09/11/27[4]	750,000	713,012
5.38% due 04/01/25[4]	600,000	615,095
Valvoline, Inc.
3.63% due 06/15/31[4]	11,161,000	8,928,800
4.25% due 02/15/30[4]	125,000	104,375
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	9,643,000	8,027,994
Arconic Corp.
6.00% due 05/15/25[4]	7,811,000	7,618,099
Nucor Corp.
2.00% due 06/01/25	5,000,000	4,705,186
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	3,675,000	3,482,063
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,022,038
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	993,224
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	394,207
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	140,000	121,842
Total Basic Materials		56,501,481
Energy - 0.8%
Galaxy Pipeline Assets Bidco Ltd.
2.16% due 03/31/34[4]	19,217,200	16,327,478
Rattler Midstream, LP
5.63% due 07/15/25[4]	7,250,000	7,246,882
BP Capital Markets plc
4.88% [5,6]	7,500,000	6,529,844
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	4,925,000
Valero Energy Corp.
2.15% due 09/15/27	3,100,000	2,759,186
2.85% due 04/15/25	429,000	414,590
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	500,000	509,952
5.00% due 03/15/27	300,000	300,726
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	569,911
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	400,000	399,926
Parkland Corp.
5.88% due 07/15/27[4]	80,000	72,600
Total Energy		40,056,095
Total Corporate Bonds
(Cost $1,931,287,312)		1,752,241,305

ASSET-BACKED SECURITIES†† - 31.1%
Collateralized Loan Obligations - 20.0%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	48,500,000	48,133,267
2021-1A A2R, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33◊,4	6,250,000	6,165,858
BXMT Ltd.
2020-FL2 A, 2.49% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	25,122,000	24,642,883
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	14,310,000	13,838,105
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,4	4,500,000	4,350,632

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 20.0% (continued)
2020-FL3 B, 3.04% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊	2,000,000	$1,943,040
2020-FL2 B, 2.99% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊	2,000,000	1,925,785
Shackleton CLO Ltd.
2017-8A A1R, 1.98% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,4	36,883,913	36,509,663
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 2.59% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,4	36,500,000	35,497,816
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	34,750,000	34,058,677
LCM XXIV Ltd.
2021-24A AR, 2.04% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,4	31,250,000	30,655,281
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	30,750,000	30,116,464
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	29,000,000	28,201,372
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	22,250,000	21,600,596
2021-FL2 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,4	6,000,000	5,733,880
Parliament CLO II Ltd.
2021-2A B, 2.18% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32◊,4	22,250,000	21,564,633
2021-2A A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,4	5,250,000	5,219,640
2021-2A C, 3.03% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32◊,4	500,000	475,947
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	27,500,000	27,226,389
LoanCore Issuer Ltd.
2019-CRE2 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	8,550,000	8,394,017
2021-CRE5 B, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,4	7,900,000	7,417,276
2021-CRE4 B, 2.14% (30 Day Average SOFR + 1.36%, Rate Floor: 1.25%) due 07/15/35◊,4	7,500,000	7,135,565
2018-CRE1 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,4	3,500,000	3,458,409
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,4	775,152	774,183
Palmer Square Loan Funding Ltd.
2021-1A A1, 1.96% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,4	13,639,042	13,473,348
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	5,000,000	4,783,163
2021-3A B, 2.81% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	5,000,000	4,736,247
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	4,000,000	3,792,632
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	24,250,000	23,161,042

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 20.0% (continued)
2021-4A A2R, 3.38% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	3,650,000	$3,389,233
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	27,650,000	26,453,806
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A2R, 2.96% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,500,000	14,771,863
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	11,500,000	11,324,745
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	23,000,000	22,673,002
2021-1A BR, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,4	3,250,000	3,161,816
HERA Commercial Mortgage Ltd.
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	22,750,000	21,956,944
2021-FL1 B, 3.21% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	3,750,000	3,535,165
Cerberus Loan Funding XXXIV, LP
2021-4A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,4	25,225,641	25,185,893
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	13,500,000	13,356,985
2021-1A B, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32◊,4	9,600,000	9,371,449
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	23,000,000	22,318,620
Madison Park Funding XLVIII Ltd.
2021-48A B, 2.49% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	22,000,000	20,820,081
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	18,000,000	17,806,304
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	14,250,000	13,800,025
2021-2A B, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	4,000,000	3,743,664
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	15,250,000	15,030,254
2021-1A BR, 3.21% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32◊,4	2,250,000	2,140,860
2021-1A A2R, 2.96% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32◊,4	300,000	296,315
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	16,250,000	16,131,156
BRSP Ltd.
2021-FL1 C, 3.76% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,4	10,000,000	9,450,876
2021-FL1 B, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,4	6,400,000	6,071,786

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 20.0% (continued)
ACRES Commercial Realty Ltd.
2021-FL1 B, 3.32% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36◊,4	11,200,000	$10,659,897
2021-FL1 C, 3.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊	4,800,000	4,485,146
AMMC CLO XI Ltd.
2020-11A A2R3, 1.83% due 04/30/31[4]	14,300,000	13,478,721
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	11,500,000	11,196,608
2021-3A B, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	2,250,000	2,090,120
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	13,450,000	13,271,276
BDS Ltd.
2021-FL8 D, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,4	7,000,000	6,259,171
2021-FL9 C, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	5,000,000	4,752,861
2020-FL5 B, 3.42% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊	1,400,000	1,333,476
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	12,250,000	12,054,860
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 2.84% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	11,500,000	11,278,095
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	11,250,000	11,137,156
Madison Park Funding LIII Ltd.
2022-53A B, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	10,750,000	10,119,617
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	10,091,855	10,042,891
FS Rialto
2021-FL3 B, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	7,500,000	6,999,103
2021-FL2 C, 3.56% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊	3,250,000	3,024,944
KREF
2021-FL2 B, 3.17% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39◊,4	10,000,000	9,477,950
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	9,467,455
Recette CLO Ltd.
2021-1A BRR, 2.46% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	10,000,000	9,255,313
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	9,250,000	9,079,537
PFP Ltd.
2021-7 B, 2.91% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38◊,4	4,599,770	4,302,692
2021-7 D, 3.91% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,4	4,104,795	3,763,929

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 20.0% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	8,000,000	$7,725,948
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	7,000,000	6,685,818
2021-9A C, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	1,000,000	930,165
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	6,750,000	6,547,300
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 2.33% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	6,529,571	6,448,977
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	6,426,529	6,399,894
0.15% due 06/25/26†††,7	27,272,727	6,545
Cerberus 2112 Levered LLC
3.20% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊,†††	5,750,000	5,751,658
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	6,000,000	5,632,545
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 3.17% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36◊,4	6,000,000	5,610,308
STWD Ltd.
2019-FL1 C, 3.40% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊	3,200,000	3,013,492
2021-FL2 B, 3.32% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,4	2,187,000	2,063,621
Owl Rock CLO II Ltd.
2021-2A ALR, 2.61% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	5,000,000	4,895,324
CIFC Funding Ltd.
2021-4A A1B2, 2.31% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34◊,4	5,000,000	4,806,691
BSPRT Issuer Ltd.
2021-FL6 C, 3.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊	5,000,000	4,635,780
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 2.04% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,4	4,681,009	4,569,264
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 2.71% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,4	4,500,000	4,331,978
VOYA CLO
2021-2A BR, 3.19% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,500,000	4,316,203
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	4,000,000	3,787,046
Magnetite XXIX Ltd.
2021-29A B, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	4,000,000	3,779,800
Owl Rock CLO VI Ltd.
2021-6A B1, 3.85% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	3,500,000	3,279,115
AMMC CLO XIV Ltd.
2021-14A A2R2, 2.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	3,250,000	3,134,668

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Collateralized Loan Obligations - 20.0% (continued)
Boyce Park CLO Ltd.
2022-1A B1, 2.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4		3,000,000	$2,797,829
Marathon CLO V Ltd.
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,4		2,569,724	2,560,142
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4		2,500,000	2,476,087
Greystone Commercial Real Estate Notes
2021-FL3 B, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,4		2,200,000	2,055,608
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 2.05% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4		2,000,000	1,919,405
HGI CRE CLO Ltd.
2021-FL2 B, 3.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊		2,000,000	1,918,816
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊		1,424,029	1,420,526
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,8]		1,500,000	1,164,396
TRTX Issuer Ltd.
2019-FL3 A, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊		1,043,589	1,039,100
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4		679,092	674,663
Northwoods Capital XII-B Ltd.
2018-12BA X, 2.58% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31◊,4		437,500	437,131
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,4		301,066	300,885
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 2.82% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 10/15/31◊,4		250,000	247,257
KVK CLO Ltd.
2017-1A AR, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,4		142,668	142,606
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,8]		325,901	50,710
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,8]		301,370	332
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,9]		500,000	106
Total Collateralized Loan Obligations			1,032,865,209
Financial - 3.6%
Station Place Securitization Trust
2021-15, 2.23% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,4		61,500,000	61,500,000
2021-SP1, 3.38% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,4		3,000,000	3,000,000
Station Place Securitization Trust Series
2021-14, 2.33% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 12/08/22◊,†††,4		35,000,000	35,000,000
Strategic Partners Fund VIII LP
4.20% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		27,500,000	27,469,904
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR	21,000,000	21,948,987

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Financial - 3.6% (continued)
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4		15,900,000	$15,900,000
Project Onyx
2.50% (90 Day Average SOFR + 2.30%, Rate Floor: 2.30%) due 01/26/27◊,†††		7,000,000	7,001,445
KKR Core Holding Company LLC
4.00% due 08/12/31†††		7,030,129	6,209,418
Ceamer Finance LLC
3.69% due 03/22/31†††		4,459,767	4,130,260
Thunderbird A
5.50% due 03/01/37†††		1,856,000	1,856,000
Lightning A
5.50% due 03/01/37†††		1,856,000	1,856,000
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	1,027,157	1,071,866
Total Financial			186,943,880
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[4]		36,196,875	31,592,871
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[4]		10,094,667	8,803,922
2020-1A, 2.73% due 08/21/45[4]		4,707,681	4,412,245
2020-2A, 2.10% due 09/20/45[4]		4,169,890	3,773,720
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[4]		15,247,500	13,749,180
2020-1A, 2.08% due 09/18/45[4]		1,631,500	1,457,187
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]		16,243,304	14,325,285
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[4]		16,290,812	14,011,197
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]		3,192,188	2,877,720
Total Transport-Container			95,003,327
Whole Business - 1.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]		31,042,440	30,114,644
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[4]		18,656,250	16,253,623
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]		11,979,000	10,256,875
2019-1A, 3.88% due 10/25/49[4]		6,093,750	5,673,757
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]		9,134,375	7,861,253
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]		7,820,700	6,947,988
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]		7,123,125	6,399,693
Domino's Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[4]		1,710,625	1,548,299
Total Whole Business			85,056,132
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[4]		39,624,820	36,257,887
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]		10,316,583	10,009,442
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[4]		6,915,250	6,059,282
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[4]		5,883,483	5,078,282
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]		3,000,000	2,612,295
2021-1, 2.51% due 07/20/51[4]		2,500,000	2,160,319
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[4]		3,979,167	3,800,013
2020-1A, 3.25% due 02/15/50[4]		895,518	797,760

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.1% (continued)
Net Lease - 1.4% (continued)
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[4]	2,500,000	$2,180,282
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	1,989,583	1,856,489
Total Net Lease		70,812,051
Transport-Aircraft - 1.3%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	16,140,728	13,503,530
2017-1A, 3.97% due 05/16/42[4]	3,184,285	2,642,571
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	13,587,517	11,541,179
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	8,919,944	7,440,282
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	8,371,407	6,655,269
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	6,631,486	6,143,700
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	6,455,934	5,645,322
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	5,322,154	4,736,421
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	4,775,081	4,291,602
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	2,497,528	2,109,040
2017-1, 4.58% due 02/15/42[4]	1,090,580	1,011,874
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,4	1,969,886	1,875,980
Total Transport-Aircraft		67,596,770
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	24,650,000	21,550,053
Anchorage Credit Funding Ltd.
2021-13A A1, 2.88% due 07/27/39[4]	8,500,000	7,442,533
2021-13A B2, 3.15% due 07/27/39[4]	8,050,000	6,785,299
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[4]	9,750,000	8,644,319
Total Collateralized Debt Obligations		44,422,204
Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	9,250,000	8,385,486
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	6,938,810	6,856,823
Total Infrastructure		15,242,309
Single Family Residence - 0.1%
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[4]	4,000,000	3,525,925
Total Asset-Backed Securities
(Cost $1,684,614,450)		1,601,467,807

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5%
Residential Mortgage-Backed Securities - 13.4%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	32,616,672	30,868,572
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	14,830,977	13,782,771
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	14,001,572	13,505,363
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	8,865,567	8,337,134
2018-RPL9, 3.85% (WAC) due 09/25/57◊,4	6,049,022	5,953,705
2020-NQM1, 1.41% due 05/25/65[4,10]	2,761,940	2,613,137
PRPM LLC
2021-5, 1.79% due 06/25/26[4,10]	24,434,783	22,866,639
2022-1, 3.72% due 02/25/27[4,10]	22,462,715	21,580,595
2021-8, 1.74% (WAC) due 09/25/26◊,4	11,715,769	10,898,243
2021-RPL2, 2.49% (WAC) due 10/25/51◊,4	2,500,000	2,226,488
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[4,10]	24,078,628	22,146,961

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 13.4% (continued)
2021-GS4, 1.65% due 11/25/60[4,10]	20,458,535	$18,964,248
2021-GS2, 1.75% due 04/25/61[4,10]	8,959,822	8,399,431
2021-GS5, 2.25% due 07/25/67[4,10]	5,765,519	5,371,732
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[4,10]	24,232,258	22,443,990
2022-R1, 3.13% due 01/29/70[4,10]	18,209,194	16,461,424
2021-HE2, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,4	3,517,805	3,478,594
2021-HE2, 1.98% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,4	3,230,308	3,194,160
2021-HE1, 1.88% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,4	2,826,386	2,794,306
2021-HE1, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,4	2,122,188	2,099,058
2019-NQM2, 2.75% (WAC) due 11/25/59◊,4	611,895	592,208
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,10]	47,162,704	44,307,734
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[4]	28,950,000	27,651,486
2020-T3, 1.32% due 10/15/52[4]	8,300,000	8,219,389
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[4,10]	37,856,207	34,583,894
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[4]	30,009,474	29,935,227
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,4	7,286,217	6,322,465
2020-5, 1.58% due 05/25/65[4,10]	6,612,399	6,242,640
2021-5, 1.37% (WAC) due 09/25/66◊,4	7,194,000	6,081,895
2021-3, 1.44% (WAC) due 06/25/66◊,4	4,420,177	3,804,029
2021-6, 1.89% (WAC) due 10/25/66◊,4	3,417,826	3,006,707
2019-4, 2.64% due 11/25/59[4,10]	2,039,841	2,028,592
2020-1, 2.42% due 01/25/60[4,10]	1,039,911	1,020,408
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[4]	15,750,000	15,040,031
2020-APT1, 1.04% due 12/16/52[4]	10,900,000	10,695,011
FKRT
2.21% due 11/30/58†††,9	25,700,000	24,613,222
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,4	9,595,033	9,375,343
2018-2, 3.25% (WAC) due 03/25/58◊,4	5,208,498	5,100,034
2017-5, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,4	3,582,363	3,545,556
2018-1, 3.00% (WAC) due 01/25/58◊,4	685,073	668,381
Towd Point Revolving Trust
4.83% due 09/25/64[9]	18,500,000	17,906,433
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,9	7,547,611	7,357,510
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,9	5,672,360	5,567,734
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	10,628,888	10,121,131
2005-OPT3, 2.33% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35◊	2,148,995	2,120,531
2006-1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	379,440	378,780
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	13,072,227	12,438,104
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	12,255,842	11,474,589

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 13.4% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,4	6,886,667	$6,677,435
2018-1A, 4.00% (WAC) due 12/25/57◊,4	2,160,434	2,100,971
2019-6A, 3.50% (WAC) due 09/25/59◊,4	1,649,570	1,592,096
2017-5A, 3.12% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,4	668,469	666,440
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,9	6,712,910	6,585,774
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	1,648,212	1,601,652
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,4	8,930,353	7,910,478
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	7,264,371	7,088,422
2006-BC4, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	708,648	689,130
2007-BC1, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37◊	53,106	52,541
NovaStar Mortgage Funding Trust Series
2007-2, 1.82% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	7,576,974	7,297,849
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31◊,4	6,950,000	6,649,321
Alternative Loan Trust
2007-OA7, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	5,109,226	4,411,374
2007-OH3, 2.20% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,294,267	2,039,400
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36◊	4,888,026	2,665,226
2007-HE3, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	3,501,782	1,904,662
2007-HE5, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	1,665,791	782,610
2006-NC1, 2.19% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	597,649	592,249
Banc of America Funding Trust
2015-R2, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,4	5,348,415	5,189,109
American Home Mortgage Investment Trust
2006-3, 1.98% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,946,902	5,151,830
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	4,664,697	4,342,217
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	3,972,250	3,841,142
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	3,823,576	3,754,046
Securitized Asset-Backed Receivables LLC Trust
2007-HE1, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36◊	13,328,869	3,701,869

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 13.4% (continued)
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	2,135,673	$1,888,204
2006-12, 1.79% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	1,803,961	1,628,526
Ellington Financial Mortgage Trust
2021-2, 1.67% (WAC) due 06/25/66◊,4	2,361,270	2,122,845
2020-2, 1.64% (WAC) due 10/25/65◊,4	1,360,047	1,307,289
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	3,750,000	3,420,102
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,4	3,288,959	3,272,084
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	3,277,008	3,187,744
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,4	3,028,452	2,915,453
First NLC Trust
2005-4, 2.40% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	2,979,663	2,907,771
IXIS Real Estate Capital Trust
2006-HE1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	5,092,592	2,794,229
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,4	2,987,266	2,468,384
Morgan Stanley Home Equity Loan Trust
2006-2, 2.18% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	2,326,805	2,302,878
Structured Asset Investment Loan Trust
2006-3, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	2,099,066	2,037,769
2005-2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	118,475	117,350
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 2.57% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	1,899,219	1,895,765
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,4	1,989,592	1,841,460
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	1,904,885	1,794,441
Nationstar Home Equity Loan Trust
2007-B, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	1,692,741	1,675,577
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,4	1,598,469	1,542,853
GSAA Home Equity Trust
2006-3, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	2,459,304	1,453,297
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	3,912,865	1,437,593
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.64% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35◊	1,347,874	1,309,149

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Residential Mortgage-Backed Securities - 13.4% (continued)
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,4	1,320,481	$1,236,657
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	990,623	988,965
2006-5, 2.20% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36◊	239,018	237,490
Lehman XS Trust Series
2006-16N, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,376,011	1,221,851
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	1,500,000	1,167,071
FBR Securitization Trust
2005-2, 2.37% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	1,008,838	1,005,097
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.20% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	818,300	791,531
Long Beach Mortgage Loan Trust
2006-8, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	2,413,837	770,194
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,4	578,211	570,820
First Franklin Mortgage Loan Trust
2004-FF10, 2.90% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34◊	555,904	541,806
CSMC Series
2015-12R, 1.51% (WAC) due 11/30/37◊,4	432,579	430,822
2014-2R, 1.21% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,4	67,074	66,097
Nomura Resecuritization Trust
2015-4R, 2.37% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	542,100	492,721
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.27% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	317,058	316,621
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	191,592	191,259
Citigroup Mortgage Loan Trust
2007-WFH2, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	118,312	118,167
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	121,580	117,882
Morgan Stanley Re-REMIC Trust
2010-R5, 2.55% due 06/26/36[4]	55,126	49,839
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	14	14
Total Residential Mortgage-Backed Securities		691,109,125
Commercial Mortgage-Backed Securities - 2.0%
BX Commercial Mortgage Trust
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	25,000,000	23,374,510
2022-LP2, 2.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,4	15,221,348	14,309,131

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Commercial Mortgage-Backed Securities - 2.0% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,4	10,200,000	$9,452,687
2016-JP2, 1.92% (WAC) due 08/15/49◊,7	33,933,822	1,902,958
BXHPP Trust
2021-FILM, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,4	8,250,000	7,669,122
MHP
2022-MHIL, 2.54% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,4	8,000,000	7,579,678
Life Mortgage Trust
2021-BMR, 2.72% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38◊,4	6,880,791	6,535,167
Extended Stay America Trust
2021-ESH, 3.03% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	3,975,533	3,845,746
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.14% (WAC) due 07/15/50◊,7	22,965,678	879,836
2016-C37, 0.96% (WAC) due 12/15/49◊,7	27,278,761	725,067
2017-C42, 1.02% (WAC) due 12/15/50◊,7	14,644,386	561,852
2015-LC22, 0.92% (WAC) due 09/15/58◊,7	19,690,402	393,316
2017-RB1, 1.34% (WAC) due 03/15/50◊,7	8,525,987	371,150
2016-NXS5, 1.59% (WAC) due 01/15/59◊,7	5,202,266	200,956
KKR Industrial Portfolio Trust
2021-KDIP, 2.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,4	2,662,500	2,542,113
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.88% (WAC) due 12/15/49◊,7	37,398,067	1,011,678
2018-C8, 0.75% (WAC) due 06/15/51◊,7	39,773,472	846,853
2016-C2, 1.70% (WAC) due 06/15/49◊,7	7,047,448	282,446
2017-C5, 1.04% (WAC) due 03/15/50◊,7	3,136,127	98,125
COMM Mortgage Trust
2015-CR24, 0.89% (WAC) due 08/10/48◊,7	59,004,318	1,117,890
2018-COR3, 0.58% (WAC) due 05/10/51◊,7	35,284,466	772,818
BENCHMARK Mortgage Trust
2018-B2, 0.54% (WAC) due 02/15/51◊,7	112,377,469	1,813,042
DBJPM Mortgage Trust
2017-C6, 1.10% (WAC) due 06/10/50◊,7	51,968,439	1,787,974
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,7	29,496,589	1,123,245
2016-UB10, 1.92% (WAC) due 07/15/49◊,7	10,798,876	555,143
UBS Commercial Mortgage Trust
2017-C2, 1.15% (WAC) due 08/15/50◊,7	26,656,932	1,045,949
2017-C5, 1.12% (WAC) due 11/15/50◊,7	12,099,596	450,188
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.91% (WAC) due 11/15/52◊,7	23,650,018	725,043
2015-C27, 1.02% (WAC) due 12/15/47◊,7	29,994,220	639,669
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[4]	1,300,000	1,298,561
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,7	19,445,782	944,137
2016-C6, 2.03% (WAC) due 01/15/49◊,7	6,230,086	344,643
BBCMS Mortgage Trust
2018-C2, 0.93% (WAC) due 12/15/51◊,7	29,573,159	1,133,548
CD Mortgage Trust
2017-CD6, 1.06% (WAC) due 11/13/50◊,7	13,872,539	411,734
2016-CD1, 1.50% (WAC) due 08/10/49◊,7	5,840,936	244,759
CD Commercial Mortgage Trust
2017-CD4, 1.39% (WAC) due 05/10/50◊,7	16,119,492	634,787

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.5% (continued)
Commercial Mortgage-Backed Securities - 2.0% (continued)
CGMS Commercial Mortgage Trust
2017-B1, 0.89% (WAC) due 08/15/50◊,7		20,093,516	$633,530
Citigroup Commercial Mortgage Trust
2016-C2, 1.88% (WAC) due 08/10/49◊,7		6,450,937	347,326
2016-GC37, 1.84% (WAC) due 04/10/49◊,7		3,087,933	151,022
GS Mortgage Securities Trust
2017-GS6, 1.16% (WAC) due 05/10/50◊,7		11,265,634	462,306
BANK
2017-BNK6, 0.92% (WAC) due 07/15/60◊,7		13,963,349	421,079
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.88% (WAC) due 01/15/47◊,7		21,124,530	172,471
Total Commercial Mortgage-Backed Securities			99,813,255
Government Agency - 0.1%
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60		3,583,712	3,213,221
2.00% due 11/25/59		2,058,340	1,845,473
Fannie Mae-Aces
1.56% (WAC) due 03/25/35◊,7		7,011,921	823,934
Freddie Mac Multifamily Structured Pass-Through Certificates
0.45% (WAC) due 08/25/23◊,7		97,830,620	334,620
Total Government Agency			6,217,248
Total Collateralized Mortgage Obligations
(Cost $845,746,190)			797,139,628

SENIOR FLOATING RATE INTERESTS††,◊ - 7.3%
Industrial - 1.5%
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		22,295,417	21,493,451
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		16,867,590	16,746,312
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		9,455,500	9,323,123
TransDigm, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/22/24		3,992,356	3,842,243
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		1,821,040	1,722,905
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		930,734	882,494
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		5,312,360	5,021,136
Harsco Corporation
3.94% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/10/28		3,960,000	3,661,337
Charter Next Generation, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27		3,423,995	3,215,713
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25†††	EUR	2,357,167	2,247,744
Ravago Holdings America, Inc.
4.76% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28		1,975,000	1,886,125
TAMKO Building Products, Inc.
4.57% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26		1,772,658	1,655,220
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28		1,619,888	1,562,041
CPM Holdings, Inc.
4.56% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25		1,506,213	1,432,032

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 7.3% (continued)
Industrial - 1.5% (continued)
Cushman & Wakefield US Borrower LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25		1,374,880	$1,291,356
NA Rail Hold Co. LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26		1,081,681	1,030,983
Park River Holdings, Inc.
4.22% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27		989,995	805,609
BWAY Holding Co.
4.31% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		781,490	733,460
Total Industrial			78,553,284
Consumer, Cyclical - 1.4%
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26		11,509,891	10,924,152
BGIS (BIFM CA Buyer, Inc.)
5.07% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		11,782,438	10,810,386
AlixPartners, LLP
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28		9,875,000	9,367,326
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	7,970,000	7,512,328
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	1,030,000	975,192
Go Daddy Operating Company LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24		5,952,964	5,743,539
Truck Hero, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 01/31/28		4,937,500	4,404,250
Amaya Holdings BV
2.50% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,346,133
Packers Holdings LLC
4.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		4,197,175	3,832,567
Fertitta Entertainment LLC
5.53% (1 Month SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29		3,950,000	3,632,539
New Trojan Parent, Inc.
4.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28		2,722,500	2,420,765
Pacific Bells, LLC
6.79% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		2,587,134	2,386,631
Rent-A-Center, Inc.
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		2,246,563	2,014,897
Entain Holdings (Gibraltar) Ltd.
3.74% (6 Month USD LIBOR + 2.25%, Rate Floor: 3.74%) due 03/29/27		1,485,000	1,418,546
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		1,394,593	1,298,715
PAI Holdco, Inc.
4.99% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27		1,086,250	1,022,433
Samsonite IP Holdings SARL
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25		294,541	280,993

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 7.3% (continued)
Consumer, Cyclical - 1.4% (continued)
Cast & Crew Payroll LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	33,198	$31,428
Total Consumer, Cyclical		72,422,820
Technology - 1.2%
Project Boost Purchaser LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26	13,117,500	12,158,348
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,470,342	2,291,242
Dun & Bradstreet
4.75% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/18/29	8,578,500	7,988,728
4.87% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	722,943	680,694
Conair Holdings LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	9,925,000	8,270,800
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	7,209,266	6,698,634
Peraton Corp.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	6,641,845	6,223,143
Wrench Group LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	6,121,121	5,799,762
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,697,799	2,551,120
Polaris Newco LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	2,727,428	2,513,134
TIBCO Software, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	2,060,592	2,015,527
MACOM Technology Solutions Holdings, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	1,549,149	1,511,071
EXC Holdings III Corp.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	890,674	850,593
Upland Software, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	543,428	514,219
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	503,118	469,912
Total Technology		60,536,927
Communications - 1.1%
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	14,031,281	13,180,705
Playtika Holding Corp.
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	10,467,500	9,846,044
WMG Acquisition Corp.
3.79% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	10,000,000	9,578,100
Recorded Books, Inc.
6.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	9,005,342	8,521,305
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	6,947,500	6,275,885
UPC Broadband Holding BV
4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	5,850,000	5,547,730

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 7.3% (continued)
Communications - 1.1% (continued)
Zayo Group Holdings, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,500,000	$1,378,665
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24		1,432,369	1,370,419
Altice US Finance I Corp.
3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26		459,563	426,534
Ziggo Financing Partnership
3.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		400,000	372,124
Virgin Media Bristol LLC
3.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		200,000	186,888
Total Communications			56,684,399
Financial - 0.9%
Citadel Securities, LP
4.14% (1 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 02/02/28		14,147,649	13,577,357
Trans Union LLC
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28		6,624,653	6,303,092
Delos Finance SARL (International Lease Finance)
4.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23		6,076,000	5,992,455
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		5,927,031	5,671,458
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25		4,956,588	4,683,480
4.35% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25		975,150	922,960
Jane Street Group LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		4,580,250	4,393,605
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		4,554,156	4,285,461
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24		1,181,538	1,132,268
Total Financial			46,962,136
Consumer, Non-cyclical - 0.7%
Medline Borrower LP
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28		10,024,875	9,280,829
Spectrum Brands, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		4,937,500	4,746,172
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28		4,838,990	4,668,271
Women's Care Holdings, Inc.
5.74% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		4,682,700	4,364,276
Bombardier Recreational Products, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,146,472	3,818,196
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	2,948,601
Hearthside Group Holdings LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,067,857	1,868,826

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 7.3% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Catalent Pharma Solutions, Inc.
3.63% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28		790,495	$777,452
Agiliti
3.81% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††		744,231	712,601
Aramark Services, Inc.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25		700,000	670,425
EyeCare Partners LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		492,500	454,331
Kronos Acquisition Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		492,500	445,959
Froneri US, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27		441,000	404,802
Pearl Intermediate Parent LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25		393,831	366,019
Outcomes Group Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25		385,717	358,717
Utz Quality Foods LLC
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/20/28		295,501	281,095
Total Consumer, Non-cyclical			36,166,572
Basic Materials - 0.4%
Trinseo Materials Operating S.C.A.
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,989,000	10,348,891
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		1,816,830	1,716,904
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	7,791,210
GrafTech Finance, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		745,576	720,882
Total Basic Materials			20,577,887
Energy - 0.1%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		2,927,875	2,796,120
Venture Global Calcasieu Pass LLC
4.00% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††		841,798	837,589
DT Midstream, Inc.
3.69% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/26/28		798,656	795,661
Total Energy			4,429,370
Total Senior Floating Rate Interests
(Cost $404,847,537)			376,333,395

FOREIGN GOVERNMENT DEBT†† - 2.7%
State of Israel
0.75% due 07/31/22	ILS	239,770,000	68,714,548
1.25% due 11/30/22	ILS	233,849,000	67,065,246
Alberta T-Bill
1.25% due 07/05/22[11]	CAD	4,330,000	3,364,088
Total Foreign Government Debt
(Cost $151,149,050)			139,143,882

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 1.2%
U.S. Treasury Notes
2.88% due 05/15/32	61,440,000	$60,748,800
Total U.S. Government Securities
(Cost $61,213,459)		60,748,800
MUNICIPAL BONDS†† - 0.0%
California - 0.0%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,773,679
Total Municipal Bonds
(Cost $3,145,000)		2,773,679

COMMERCIAL PAPER††,11 - 2.4%
McCormick & Co., Inc.
1.53% due 07/06/22[4]	50,000,000	49,987,847
Cintas Corporation No. 2
1.80% due 07/01/22[4]	37,000,000	37,000,000
Fidelity National Information Services, Inc.
1.71% due 07/05/22[4]	20,000,000	19,995,667
Amcor Flexibles North America, Inc.
1.89% due 07/15/22[4]	14,950,000	14,938,372
Consolidated Edison Company of New York, Inc.
1.95% due 07/28/22[4]	975,000	973,538
Total Commercial Paper
(Cost $122,895,424)		122,895,424

	Contracts/ Notional Value
LISTED OPTIONS PURCHASED† - 0.2%
Put Options on:
Equity Options
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $83,656,898)	221	9,004,645
Total Listed Options Purchased
(Cost $5,260,414)		9,004,645

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	509,700,000	10,194
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	30,000,000	600
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	177,800,000	222

Total OTC Options Purchased
(Cost $1,483,829)			11,016
Total Investments - 99.4%
(Cost $5,480,219,201)			5,123,854,777

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $30,063)	33	–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $29,152)	32	–
Total Listed Options Written
(Premiums received $68,628)		–

OTC INTEREST RATE SWAPTIONS WRITTEN††,12 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 5-Year Interest Rate Swap Expiring July 2022 with exercise rate of 2.80%	USD	54,800,000	(185,514)
UBS AG 5-Year Interest Rate Swap Expiring September 2022 with exercise rate of 3.30%	USD	52,600,000	(272,470)
Total OTC Interest Rate Swaptions Written
(Premiums received $863,355)			(457,984)
Other Assets & Liabilities, net - 0.6%			29,472,230
Total Net Assets - 100.0%			$5,152,869,023

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$30,000,000	$73,571	$525,406	$(451,835)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31	$140,000,000	$14,943,180	$1,237	$14,941,943
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.22%	Annually	01/25/25	175,000,000	7,170,711	631	7,170,080
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.68%	Annually	04/22/37	3,157,000	51,491	327	51,164
								$22,165,382	$2,195	$22,163,187

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	ILS	Sell	153,948,600	48,811,136 USD	11/30/22	$4,075,357
Goldman Sachs International	ILS	Sell	147,370,024	45,686,215 USD	08/01/22	3,348,202
UBS AG	ILS	Sell	82,823,513	26,227,630 USD	11/30/22	2,160,023
UBS AG	ILS	Sell	94,203,167	29,213,998 USD	08/01/22	2,150,320
UBS AG	EUR	Sell	1,029,000	1,090,656 USD	09/30/22	5,430
Morgan Stanley Capital Services LLC	CZK	Sell	164,100	6,878 USD	07/28/22	(55)
JPMorgan Chase Bank, N.A.	CAD	Sell	4,330,000	3,361,052 USD	07/05/22	(3,675)
Barclays Bank plc	EUR	Buy	1,139,000	1,205,841 USD	07/15/22	(11,480)
Barclays Bank plc	EUR	Sell	47,242,000	49,488,173 USD	07/15/22	(50,016)
						$11,674,106

OTC Interest Rate Swaptions Written††

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.80%	07/06/22	2.80%	$54,800,000	$(185,514)
UBS AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.30%	09/27/22	3.30%	52,600,000	(272,470)
								$(457,984)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2022.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,111,099,897 (cost $3,328,466,978), or 60.4% of total net assets.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Perpetual maturity.
[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $63,632,431 (cost $65,771,568), or 1.2% of total net assets — See Note 6.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
[11] [12]	Rate indicated is the effective yield at the time of purchase. Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,718,602		$—	$—	$18,718,602
Preferred Stocks	—		27,958,619	—	27,958,619
Warrants	133,809		—	—	133,809
Mutual Funds	87,085,083		—	—	87,085,083
Money Market Funds	128,199,083		—	—	128,199,083
Corporate Bonds	—		1,711,551,720	40,689,585	1,752,241,305
Asset-Backed Securities	—		1,400,489,850	200,977,957	1,601,467,807
Collateralized Mortgage Obligations	—		772,526,406	24,613,222	797,139,628
Senior Floating Rate Interests	—		361,725,075	14,608,320	376,333,395
Foreign Government Debt	—		139,143,882	—	139,143,882
U.S. Government Securities	—		60,748,800	—	60,748,800
Municipal Bonds	—		2,773,679	—	2,773,679
Commercial Paper	—		122,895,424	—	122,895,424
Options Purchased	9,004,645		11,016	—	9,015,661
Options Written	—	*	—	—	—
Interest Rate Swap Agreements**	—		22,163,187	—	22,163,187
Forward Foreign Currency Exchange Contracts**	—		11,739,332	—	11,739,332
Total Assets	$243,141,222		$4,633,726,990	$280,889,084	$5,157,757,296

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$457,984	$—	$457,984
Credit Default Swap Agreements**	—	451,835	—	451,835
Forward Foreign Currency Exchange Contracts**	—	65,226	—	65,226
Unfunded Loan Commitments (Note 5)	—	—	55,528	55,528
Total Liabilities	$—	$975,045	$55,528	$1,030,573

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$115,406,545	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	73,774,014	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	6,209,418	Yield Analysis	Yield	6.1%	—
Asset-Backed Securities	3,731,980	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	1,856,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	24,613,222	Model Price	Market Comparable Yields	5.8%	—
Corporate Bonds	20,786,673	Yield Analysis	Yield	4.9%-5.2%	5.1%
Corporate Bonds	19,902,912	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	13,770,731	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	837,589	Third Party Pricing	Vendor Price	—	—
Total Assets	$280,889,084
Liabilities:
Unfunded Loan Commitments	$55,528	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Significant changes in a quote, yield or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $99,883,953 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $850,593 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended

June 30, 2022:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$154,979,007	$15,055,608	$29,476,831	$11,578,109	$211,089,555	$(28,373)
Purchases/(Receipts)	72,883,392	-	13,860,000	392,449	87,135,841	(275,976)
(Sales, maturities and paydowns)/Fundings	(84,875,684)	(15,055,608)	(545,607)	(10,364,727)	(110,841,626)	44,691
Amortization of premiums/discounts	66,219	(34)	(114,582)	100,687	52,290	-
Total realized gains (losses) included in earnings	61,573	(7,042)	-	26,909	81,440	-
Total change in unrealized appreciation (depreciation) included in earnings	(3,636,550)	7,076	(1,987,057)	(45,245)	(5,661,776)	204,130
Transfers into Level 3	61,500,000	24,613,222	-	13,770,731	99,883,953	-
Transfers out of Level 3	$-	$-	$-	$(850,593)	(850,593)	$-
Ending Balance	$200,977,957	$24,613,222	$40,689,585	$14,608,320	$280,889,084	$(55,528)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$(3,636,550)	$-	$(1,987,057)	$38,876	$(5,584,731)	$220,448

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	2/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,873,632	$370,552	$–	$–	$(1,023,014)	$29,221,170	1,210,488	$370,551
Guggenheim Strategy Fund III	30,067,520	385,617	–	–	(1,120,264)	29,332,873	1,211,602	385,615
Guggenheim Ultra Short Duration Fund — Institutional Class	29,235,779	237,523	–	–	(942,262)	28,531,040	2,956,585	237,526
	$89,176,931	$993,692	$–	$–	$(3,085,540)	$87,085,083		$993,692

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 4.1%
Financial - 3.9%
Pershing Square Tontine Holdings Ltd. — Class A*,1	6,864,930	$137,092,652
KKR Acquisition Holdings I Corp. — Class A*,1	5,062,315	49,560,064
RXR Acquisition Corp. — Class A*,1	1,087,275	10,644,422
Aequi Acquisition Corp. — Class A*,1	999,157	9,871,671
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	8,696,276
MSD Acquisition Corp. — Class A*,1	833,026	8,163,655
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,029,765
TPG Pace Beneficial II Corp.*,1	807,638	7,858,318
Waverley Capital Acquisition Corp. 1 — Class A*,1	786,700	7,607,389
Acropolis Infrastructure Acquisition Corp. — Class A*,1	578,278	5,591,948
Blue Whale Acquisition Corp. I — Class A*,1	477,700	4,619,359
Colicity, Inc. — Class A*,1	217,843	2,137,040
TPG, Inc.	42,622	1,019,092
Total Financial		260,891,651
Utilities - 0.1%
Texgen Power LLC*,††	180,169	4,324,056
Consumer, Cyclical - 0.1%
ATD New Holdings, Inc.*,††	42,478	2,973,460
Communications - 0.0%
Vacasa, Inc. — Class A*	503,817	1,450,993
Figs, Inc. — Class A*,18	55,695	507,381
Total Communications		1,958,374
Energy - 0.0%
Permian Production Partners LLC†††	573,522	470,288
Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	314,070
Targus Group International Equity, Inc.*,†††,2	12,773	32,138
Save-A-Lot*,††	22,703	9,467
Total Consumer, Non-cyclical		355,675
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	266,674
Qlik Technologies, Inc. - Class B*,†††	43,738	5
Total Technology		266,679
Industrial - 0.0%
BP Holdco LLC*,†††,2	37,539	26,465
Vector Phoenix Holdings, LP*,†††	37,539	10,323
API Heat Transfer Parent LLC*,†††	1,763,707	177
Total Industrial		36,965
Total Common Stocks
(Cost $266,759,223)		271,277,148

PREFERRED STOCKS†† - 6.3%
Financial - 5.9%
Bank of America Corp.
4.13%	1,078,000	20,040,020
4.38%	736,000	14,050,240
4.38%	13,850,000	11,492,314
Wells Fargo & Co.
3.90%	25,750,000	22,177,188
4.70%	982,000	18,982,060
First Republic Bank
4.25%	1,168,000	20,743,680
4.50%	725,600	13,423,600
4.13%	369,600	6,468,000
Citigroup, Inc.
3.88%	30,600,000	25,398,000
4.00%	13,100,000	11,331,500
Equitable Holdings, Inc.
4.95%	24,550,000	23,069,979
4.30%	616,000	11,032,560
Markel Corp.
6.00%	32,370,000	31,924,913
Public Storage
4.63%	855,064	18,802,857
4.13%	265,621	5,168,985
Bank of New York Mellon Corp.
3.75%	20,550,000	16,775,567
4.70%	4,500,000	4,396,500
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	19,150,000	19,197,875
W R Berkley Corp.
4.13% due 03/30/61	878,365	15,099,094
4.25% due 09/30/60	115,042	2,023,589
Goldman Sachs Group, Inc.
4.13%	20,500,000	16,758,750
Charles Schwab Corp.
4.00%	18,700,000	14,394,325
Prudential Financial, Inc.
4.13% due 09/01/60	686,550	14,101,737
MetLife, Inc.
3.85%	12,200,000	10,863,536
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	6,198,120
Assurant, Inc.
5.25% due 01/15/61	258,000	5,740,500
American Financial Group, Inc.
4.50% due 09/15/60	270,159	5,219,472
Selective Insurance Group, Inc.
4.60%	246,000	4,570,680
PartnerRe Ltd.
4.88%	208,352	4,313,657
Total Financial		393,759,298
Government - 0.4%
CoBank ACB
4.25%	20,000,000	17,055,057

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
PREFERRED STOCKS†† - 6.3% (continued)
Government - 0.4% (continued)
Farmer Mac
5.75%	378,000	$9,502,920
Total Government		26,557,977
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	–
Total Preferred Stocks
(Cost $509,787,286)		420,317,275

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. — Class A
Expiring 12/31/27*,1	1,265,578	455,608
Pershing Square Tontine Holdings Ltd. — Class A
Expiring 07/24/25*,1	762,770	328,067
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	128,004	67,842
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*	277,366	66,568
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	298,533	56,721
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,1	262,232	55,384
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	166,604	50,131
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	192,759	38,552
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	119,424	25,079
RXR Acquisition Corp. — Class A
Expiring 03/08/26*,1	217,453	24,572
Aequi Acquisition Corp. — Class A
Expiring 11/30/27*,1	333,052	22,981
Colicity, Inc. — Class A
Expiring 12/31/27*,1	43,567	9,454
Total Warrants
(Cost $9,302,493)		1,200,959

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Gold Miners ETF	1,430,590	39,169,554
iShares Preferred & Income Securities ETF	270,626	8,898,183
iShares iBoxx High Yield Corporate Bond ETF	85,193	6,271,057
Total Exchange-Traded Funds
(Cost $70,585,805)		54,338,794

MUTUAL FUNDS† - 2.8%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	2,237,384	73,565,183
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	4,740,973	45,750,392
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	1,010,531	26,940,748
Guggenheim Strategy Fund II2	745,539	17,997,308
Guggenheim Strategy Fund III[2]	723,055	17,505,166
Total Mutual Funds
(Cost $183,158,349)		181,758,797

CLOSED-END FUNDS† - 1.1%
BlackRock Corporate High Yield Fund, Inc.	2,616,313	24,933,463
Blackstone Strategic Credit Fund	1,225,934	13,693,683
BlackRock Credit Allocation Income Trust	1,124,760	12,248,636
Eaton Vance Limited Duration Income Fund	791,358	8,174,728
Ares Dynamic Credit Allocation Fund, Inc.	479,990	5,855,878
BlackRock Debt Strategies Fund, Inc.	488,322	4,463,263
Western Asset High Income Opportunity Fund, Inc.	882,357	3,494,134
Total Closed-End Funds
(Cost $71,006,809)		72,863,785

MONEY MARKET FUNDS† - 0.3%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[4]	14,153,371	14,153,371
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 0.95%[4]	5,107,876	5,107,876
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.97%[4]	1,028,308	1,028,308
Total Money Market Funds
(Cost $20,289,555)		20,289,555

	Face Amount~
CORPORATE BONDS†† - 33.9%
Financial - 8.7%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	33,500,000	26,423,460
3.25% due 11/15/30[3]	15,100,000	12,313,446
NFP Corp.
6.88% due 08/15/28[3]	28,700,000	23,678,648
4.88% due 08/15/28[3]	3,950,000	3,383,056
Wilton RE Ltd.
6.00%†††,3,5,6	31,350,000	27,011,473
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31[7]	22,640,000	19,525,384
5.30% due 01/15/29[7]	6,950,000	6,638,021
LPL Holdings, Inc.
4.00% due 03/15/29[3]	24,100,000	20,618,977
4.38% due 05/15/31[3]	6,350,000	5,425,345
Liberty Mutual Group, Inc.
4.30% due 02/01/61[8]	36,940,000	24,981,256

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Financial - 8.7% (continued)
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]		21,650,000	$16,222,129
2.88% due 10/15/26[3]		8,750,000	7,231,088
Home Point Capital, Inc.
5.00% due 02/01/26[3]		33,010,000	22,776,900
CBS Studio Center
3.78% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††		22,000,000	22,220,000
Iron Mountain, Inc.
5.63% due 07/15/32[3]		25,025,000	21,160,543
4.50% due 02/15/31[3]		925,000	755,859
Host Hotels & Resorts, LP
3.50% due 09/15/30[7]		24,000,000	20,501,797
United Wholesale Mortgage LLC
5.50% due 11/15/25[3]		12,600,000	10,793,034
5.50% due 04/15/29[3]		7,150,000	5,474,398
5.75% due 06/15/27[3]		4,550,000	3,648,008
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]		23,000,000	18,917,500
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]		21,000,000	18,229,260
Global Atlantic Finance Co.
4.70% due 10/15/51[3,6]		22,350,000	17,938,028
FS KKR Capital Corp.
3.25% due 07/15/27[7]		21,000,000	17,869,138
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3,7]		21,150,000	17,583,626
Hampton Roads PPV LLC
6.62% due 06/15/53[3]		16,800,000	15,081,219
Sherwood Financing plc
4.50% due 11/15/26[3]	EUR	15,600,000	13,674,316
Kennedy-Wilson, Inc.
5.00% due 03/01/31		16,825,000	13,039,375
4.75% due 02/01/30		250,000	195,625
4.75% due 03/01/29		25,000	20,250
Hunt Companies, Inc.
5.25% due 04/15/29[3]		13,700,000	11,645,000
Wilton Re Finance LLC
5.88% due 03/30/33[3,6]		11,815,000	11,598,145
First American Financial Corp.
4.00% due 05/15/30		11,760,000	10,562,236
Atlas Mara Ltd.
due 12/31/21†††,9		14,400,000	10,296,000
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]		11,550,000	9,356,555
OneMain Finance Corp.
4.00% due 09/15/30		11,750,000	8,709,687
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[3]		10,000,000	8,655,704
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[3]		9,650,000	8,588,500
SLM Corp.
3.13% due 11/02/26		10,000,000	8,074,600
HUB International Ltd.
5.63% due 12/01/29[3]		8,500,000	7,021,449
7.00% due 05/01/26[3]		750,000	705,300
QBE Insurance Group Ltd.
5.88%[3,5,6]		7,550,000	7,342,375
Bank of America Corp.
6.13%*,5,6		5,800,000	5,593,375
PartnerRe Finance B LLC
4.50% due 10/01/50[6,7]		6,460,000	5,375,115
Ryan Specialty Group LLC
4.38% due 02/01/30[3]		5,750,000	5,002,500
AmWINS Group, Inc.
4.88% due 06/30/29[3]		6,025,000	4,934,010
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]		5,303,000	4,925,161
American Equity Investment Life Holding Co.
5.00% due 06/15/27		4,813,000	4,751,414
JPMorgan Chase & Co.
4.59% due 04/26/33[6,7]		3,700,000	3,634,293
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]		3,350,000	2,703,827
Prudential Financial, Inc.
5.13% due 03/01/52[6]		2,750,000	2,538,662
SBA Communications Corp.
3.13% due 02/01/29		3,100,000	2,537,350
Platinum for Belize Blue Investment Company LLC
1.60% due 10/20/40†††,3,10		1,900,000	1,705,911
Total Financial			579,588,328
Communications - 4.7%
British Telecommunications plc
4.88% due 11/23/81[6,8]		28,200,000	23,970,000
4.25% due 11/23/81[3,6]		5,250,000	4,569,776
Level 3 Financing, Inc.
4.25% due 07/01/28[3]		22,035,000	17,655,544
3.75% due 07/15/29[3]		7,600,000	5,876,358
3.88% due 11/15/29[3]		2,600,000	2,147,334
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]		26,800,000	21,708,000
5.75% due 08/01/28[3]		4,550,000	3,896,072
CSC Holdings LLC
4.13% due 12/01/30[3]		21,250,000	16,575,000
3.38% due 02/15/31[3]		2,975,000	2,199,447
4.63% due 12/01/30[3]		2,715,000	1,815,629

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Communications - 4.7% (continued)
Altice France S.A.
5.13% due 07/15/29[3]		13,250,000	$10,003,750
5.50% due 10/15/29[3]		11,760,000	8,983,582
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[3]		16,250,000	13,568,750
6.75% due 10/15/27[3]		5,400,000	5,037,282
Virgin Media Finance plc
5.00% due 07/15/30[3]		21,400,000	16,959,500
UPC Broadband Finco BV
4.88% due 07/15/31[3]		20,200,000	16,463,000
VZ Secured Financing BV
5.00% due 01/15/32[3]		16,950,000	14,068,500
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[3]		14,265,000	11,241,105
4.25% due 02/01/31[3]		3,310,000	2,697,650
Switch Ltd.
3.75% due 09/15/28[3]		12,100,000	11,968,715
Vodafone Group plc
5.13% due 06/04/81[6]		16,875,000	11,242,969
Cable One, Inc.
4.00% due 11/15/30[3]		12,575,000	10,330,111
Paramount Global
4.95% due 05/19/50[7]		10,340,000	8,666,605
AMC Networks, Inc.
4.25% due 02/15/29		10,200,000	8,263,938
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]		9,300,000	8,019,204
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]		8,900,000	7,433,191
Match Group Holdings II LLC
4.63% due 06/01/28[3]		7,700,000	6,980,820
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]		7,950,000	6,532,595
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		7,000,000	6,176,800
Cengage Learning, Inc.
9.50% due 06/15/24[3]		5,039,000	4,661,075
Ziggo BV
4.88% due 01/15/30[3]		5,275,000	4,472,894
Cogent Communications Group, Inc.
7.00% due 06/15/27[3]		3,650,000	3,496,700
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]		3,650,000	3,020,261
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52		3,500,000	2,429,750
Lamar Media Corp.
4.00% due 02/15/30		2,400,000	2,015,162
TripAdvisor, Inc.
7.00% due 07/15/25[3]		1,800,000	1,742,435
T-Mobile USA, Inc.
2.88% due 02/15/31		1,750,000	1,452,902
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]		700,000	580,713
Total Communications			308,923,119
Consumer, Non-cyclical - 4.4%
Medline Borrower, LP
3.88% due 04/01/29[3]		38,500,000	32,790,835
5.25% due 10/01/29[3]		7,200,000	5,913,360
US Foods, Inc.
6.25% due 04/15/25[3]		11,950,000	11,920,125
4.75% due 02/15/29[3]		6,550,000	5,725,945
4.63% due 06/01/30[3]		2,675,000	2,255,135
Kraft Heinz Foods Co.
5.20% due 07/15/45		5,725,000	5,298,049
4.38% due 06/01/46		6,320,000	5,267,122
5.50% due 06/01/50		2,800,000	2,687,759
5.00% due 06/04/42		2,490,000	2,274,854
4.88% due 10/01/49		2,025,000	1,788,583
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		15,600,000	12,207,624
DaVita, Inc.
4.63% due 06/01/30[3]		9,649,000	7,524,888
3.75% due 02/15/31[3]		6,050,000	4,337,789
Block, Inc.
2.75% due 06/01/26[3]		11,031,000	9,787,034
Sabre GLBL, Inc.
7.38% due 09/01/25[3]		8,222,000	7,625,905
9.25% due 04/15/25[3]		1,308,000	1,260,323
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[3]		6,625,000	5,959,699
4.50% due 07/15/29[3]		2,550,000	2,303,632
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		9,400,000	8,068,198
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		7,300,000	6,013,375
5.25% due 04/15/24[3]		1,900,000	1,857,250
IQVIA, Inc.
5.00% due 05/15/27[3]		6,650,000	6,291,565
5.00% due 10/15/26[3]		1,350,000	1,285,645
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	9,000,000	7,483,496
Option Care Health, Inc.
4.38% due 10/31/29[3]		8,725,000	7,481,688
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[3]		6,500,000	4,596,930
3.75% due 12/01/31[3]		3,400,000	2,789,319

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[3]		5,500,000	$4,702,555
7.00% due 12/31/27[3]		2,991,000	2,243,250
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		8,085,000	6,754,961
CPI CG, Inc.
8.63% due 03/15/26[3]		7,077,000	6,687,765
TreeHouse Foods, Inc.
4.00% due 09/01/28[7]		7,575,000	6,171,655
HealthEquity, Inc.
4.50% due 10/01/29[3]		6,900,000	6,037,500
Post Holdings, Inc.
4.50% due 09/15/31[3]		4,100,000	3,353,185
4.63% due 04/15/30[3]		1,725,000	1,455,503
5.50% due 12/15/29[3]		1,300,000	1,162,174
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[3]		6,750,000	5,854,140
Smithfield Foods, Inc.
3.00% due 10/15/30[3]		7,000,000	5,802,979
Service Corporation International
3.38% due 08/15/30		5,275,000	4,318,906
4.00% due 05/15/31		1,650,000	1,408,688
Spectrum Brands, Inc.
5.50% due 07/15/30[3]		5,600,000	5,039,766
HCA, Inc.
3.50% due 07/15/51		6,950,000	4,746,406
WW International, Inc.
4.50% due 04/15/29[3]		7,050,000	4,694,948
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]		5,232,000	4,460,679
Central Garden & Pet Co.
4.13% due 04/30/31[3]		5,300,000	4,254,657
Rent-A-Center, Inc.
6.38% due 02/15/29[3,7]		5,450,000	4,251,000
Chrome Bidco
3.50% due 05/31/28[3]	EUR	4,800,000	4,115,988
ADT Security Corp.
4.88% due 07/15/32[3]		5,150,000	4,099,503
Carriage Services, Inc.
4.25% due 05/15/29[3]		4,575,000	3,720,639
CAB SELAS
3.38% due 02/01/28[3]	EUR	4,100,000	3,441,474
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[3]		4,400,000	3,325,608
APi Escrow Corp.
4.75% due 10/15/29[3]		3,800,000	3,068,500
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[3]		2,775,000	2,325,450
Charles River Laboratories International, Inc.
4.00% due 03/15/31[3]		2,500,000	2,131,120
Molina Healthcare, Inc.
4.38% due 06/15/28[3]		1,770,000	1,581,090
Par Pharmaceutical, Inc.
7.50% due 04/01/27[3]		1,825,000	1,387,000
Syneos Health, Inc.
3.63% due 01/15/29[3]		1,600,000	1,354,926
Tenet Healthcare Corp.
4.63% due 06/15/28[3]		975,000	849,011
5.13% due 11/01/27[3]		550,000	495,000
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,202,487
Performance Food Group, Inc.
6.88% due 05/01/25[3]		304,000	302,497
Total Consumer, Non-cyclical			289,597,137
Consumer, Cyclical - 4.2%
Marriott International, Inc.
2.85% due 04/15/31[7]		14,730,000	12,215,306
4.63% due 06/15/30		10,900,000	10,449,659
5.75% due 05/01/25		8,440,000	8,755,772
3.50% due 10/15/32[7]		8,150,000	7,029,982
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[3,7]		24,150,000	22,811,561
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3,7]		19,700,000	19,361,160
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]		22,200,000	17,815,500
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[3]		15,900,000	13,212,900
3.63% due 02/15/32[3]		4,150,000	3,296,656
5.75% due 05/01/28[3]		525,000	499,186
Delta Air Lines, Inc.
7.00% due 05/01/25[3,7]		14,155,000	14,327,529
Hyatt Hotels Corp.
5.63% due 04/23/25		7,350,000	7,444,612
5.75% due 04/23/30		6,530,000	6,574,847
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]		15,975,000	13,618,687
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]		11,725,000	11,256,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]		11,350,000	9,651,756
5.88% due 03/01/27		660,000	622,519

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Consumer, Cyclical - 4.2% (continued)
Boyne USA, Inc.
4.75% due 05/15/29[3]		11,310,000	$9,793,781
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]		8,109,261	7,795,122
Scotts Miracle-Gro Co.
4.00% due 04/01/31		9,900,000	7,400,250
Wabash National Corp.
4.50% due 10/15/28[3]		9,100,000	6,961,500
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[3]		6,495,000	5,820,819
Papa John's International, Inc.
3.88% due 09/15/29[3]		7,025,000	5,794,923
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]		5,475,000	5,542,507
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,404,073	2,231,428
3.35% due 10/15/29		1,253,618	1,151,471
3.65% due 02/15/29		1,122,615	1,046,204
3.15% due 02/15/32		1,069,887	945,700
Penn National Gaming, Inc.
4.13% due 07/01/29[3]		6,975,000	5,292,630
Aramark Services, Inc.
6.38% due 05/01/25[3]		5,100,000	4,989,585
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]		4,800,000	4,080,000
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[3]		4,589,000	3,731,864
Asbury Automotive Group, Inc.
4.63% due 11/15/29[3]		4,472,000	3,694,990
WMG Acquisition Corp.
3.75% due 12/01/29[3]		3,200,000	2,672,000
3.00% due 02/15/31[3]		1,275,000	988,967
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[3]		3,030,748	3,027,562
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]		3,500,000	2,975,000
Station Casinos LLC
4.63% due 12/01/31[3]		3,450,000	2,691,000
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]		2,800,000	2,422,672
Allison Transmission, Inc.
3.75% due 01/30/31[3]		2,925,000	2,344,212
Air Canada
4.63% due 08/15/29[3]	CAD	3,550,000	2,340,515
Vail Resorts, Inc.
6.25% due 05/15/25[3]		1,525,000	1,523,124
United Airlines, Inc.
4.63% due 04/15/29[3]		1,700,000	1,442,059
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		1,035,232	972,343
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]		950,000	839,877
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]		700,000	612,262
Tempur Sealy International, Inc.
3.88% due 10/15/31[3]		375,000	281,250
Total Consumer, Cyclical			280,349,249
Industrial - 4.0%
Boeing Co.
5.15% due 05/01/30[7]		32,030,000	30,744,894
5.71% due 05/01/40[7]		16,010,000	14,933,592
5.81% due 05/01/50[7]		16,010,000	14,704,732
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[3]		11,300,000	9,288,993
9.75% due 07/15/28[3]		10,350,000	8,849,250
Standard Industries, Inc.
4.38% due 07/15/30[3]		11,025,000	8,695,969
3.38% due 01/15/31[3]		6,552,000	4,832,874
5.00% due 02/15/27[3]		3,290,000	2,936,511
IP Lending I LLC
4.00% due 09/08/25†††,3		15,347,531	14,858,104
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		15,785,000	13,656,760
Artera Services LLC
9.03% due 12/04/25[3]		14,385,000	11,591,433
TopBuild Corp.
4.13% due 02/15/32[3]		8,850,000	6,813,092
3.63% due 03/15/29[3]		5,550,000	4,369,301
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[3]		11,680,000	9,895,413
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]		11,150,000	9,533,250
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3,7]		9,852,000	9,162,360
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	8,925,763
Flowserve Corp.
3.50% due 10/01/30		10,270,000	8,820,138
GrafTech Finance, Inc.
4.63% due 12/15/28[3]		10,000,000	8,094,918
Arcosa, Inc.
4.38% due 04/15/29[3]		9,400,000	7,976,410

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Industrial - 4.0% (continued)
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[3]		6,550,000	$6,455,287
5.50% due 04/15/24[3]		800,000	764,000
IP Lending II Ltd.
3.65% due 07/15/25†††,3		7,450,000	7,144,216
Deuce FinCo plc
5.50% due 06/15/27	GBP	7,350,000	7,089,369
Atkore, Inc.
4.25% due 06/01/31[3]		7,625,000	6,328,750
BWX Technologies, Inc.
4.13% due 06/30/28[3]		6,700,000	5,963,000
PGT Innovations, Inc.
4.38% due 10/01/29[3]		6,100,000	4,809,606
Harsco Corp.
5.75% due 07/31/27[3]		4,075,000	3,260,815
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,003,830
Howmet Aerospace, Inc.
5.95% due 02/01/37		2,925,000	2,758,275
6.88% due 05/01/25		53,000	54,447
TK Elevator US Newco, Inc.
5.25% due 07/15/27[3]		3,000,000	2,674,695
Hillenbrand, Inc.
5.75% due 06/15/25		2,525,000	2,575,500
EnerSys
5.00% due 04/30/23[3]		1,900,000	1,882,596
Trinity Industries, Inc.
4.55% due 10/01/24		1,260,000	1,220,940
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[3]		950,000	762,375
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		800,000	714,000
EnPro Industries, Inc.
5.75% due 10/15/26		701,000	676,465
Waste Pro USA, Inc.
5.50% due 02/15/26[3]		600,000	532,980
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		525,000	444,583
TransDigm, Inc.
8.00% due 12/15/25[3]		225,000	227,529
JELD-WEN, Inc.
6.25% due 05/15/25[3]		100,000	96,000
Total Industrial			268,123,015
Energy - 2.9%
BP Capital Markets plc
4.88%[5,6,7]		39,360,000	34,268,620
ITT Holdings LLC
6.50% due 08/01/29[3]		39,200,000	31,360,000
Occidental Petroleum Corp.
7.95% due 06/15/39		12,735,000	14,390,550
6.63% due 09/01/30		3,600,000	3,708,000
6.13% due 01/01/31		2,250,000	2,280,206
4.50% due 07/15/44		2,850,000	2,258,625
4.63% due 06/15/45		1,700,000	1,391,825
4.40% due 04/15/46		900,000	727,189
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3,7]		18,763,000	17,695,029
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29		12,632,000	12,890,956
4.88% due 02/01/31		5,000,000	4,558,013
NuStar Logistics, LP
6.38% due 10/01/30		19,025,000	16,529,413
5.63% due 04/28/27		450,000	402,754
Parkland Corp.
4.63% due 05/01/30[3]		20,000,000	16,224,650
Kinetik Holdings, LP
5.88% due 06/15/30[3]		6,100,000	5,810,951
Rattler Midstream, LP
5.63% due 07/15/25[3]		5,550,000	5,547,614
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29		3,950,000	3,342,602
7.00% due 08/01/27		2,200,000	1,980,000
DT Midstream, Inc.
4.13% due 06/15/29[3]		5,250,000	4,449,375
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[3]		4,050,000	3,812,103
DCP Midstream Operating, LP
3.25% due 02/15/32		4,750,000	3,725,805
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[3]		1,550,000	1,349,711
Basic Energy Services, Inc.
due 10/15/23[8,9]		1,500,000	198,750
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		200,000	176,750
Total Energy			189,079,491
Technology - 2.0%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[3]		26,650,000	22,161,873
Qorvo, Inc.
4.38% due 10/15/29		11,220,000	9,867,092
3.38% due 04/01/31[3]		9,225,000	7,253,987
NCR Corp.
5.25% due 10/01/30[3]		11,425,000	9,854,063
5.13% due 04/15/29[3]		6,350,000	5,370,449
6.13% due 09/01/29[3]		25,000	21,621
Twilio, Inc.
3.88% due 03/15/31		15,100,000	12,423,827
Citrix Systems, Inc.
1.25% due 03/01/26[7]		12,100,000	11,706,300
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		14,000,000	11,566,310

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
CORPORATE BONDS†† - 33.9% (continued)
Technology - 2.0% (continued)
TeamSystem SpA
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	$11,067,434
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[3]		11,800,000	10,443,000
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	8,500,000	8,340,528
7.13% due 10/02/25[3]		375,000	359,085
Playtika Holding Corp.
4.25% due 03/15/29[3]		8,750,000	7,218,750
Broadcom, Inc.
3.19% due 11/15/36[3]		6,400,000	4,865,122
MSCI, Inc.
3.88% due 02/15/31[3]		883,000	754,965
ACI Worldwide, Inc.
5.75% due 08/15/26[3]		400,000	386,108
Total Technology			133,660,514
Basic Materials - 1.7%
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]		15,125,000	14,330,938
6.13% due 05/15/28[3]		7,450,000	7,245,125
4.13% due 03/31/29[3]		4,900,000	4,381,286
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	7,422,046
7.63% due 03/15/30		6,100,000	5,601,605
WR Grace Holdings LLC
4.88% due 06/15/27[3]		13,750,000	11,965,800
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]		13,250,000	10,028,654
4.63% due 03/01/28[3]		650,000	541,138
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		11,230,000	9,773,469
EverArc Escrow SARL
5.00% due 10/30/29[3]		11,525,000	9,700,765
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]		10,675,000	8,540,000
Clearwater Paper Corp.
4.75% due 08/15/28[3]		5,539,000	4,776,469
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,405,065
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	3,707,796
ArcelorMittal S.A.
4.55% due 03/11/26		2,450,000	2,414,517
Compass Minerals International, Inc.
6.75% due 12/01/27[3]		2,634,000	2,383,770
Arconic Corp.
6.00% due 05/15/25[3]		2,275,000	2,218,816
Ingevity Corp.
3.88% due 11/01/28[3]		1,000,000	837,500
Mirabela Nickel Ltd.
due 06/24/19[8,9]		1,885,418	94,271
Total Basic Materials			110,369,030
Utilities - 1.3%
Midcap Funding XLVI Trust
4.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††		43,400,000	43,387,830
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††		21,800,000	18,555,789
Clearway Energy Operating LLC
3.75% due 02/15/31[3]		13,450,000	10,843,659
AES Corp.
3.95% due 07/15/30[3]		9,760,000	8,800,592
Terraform Global Operating LLC
6.13% due 03/01/26[3]		8,285,000	7,874,293
Total Utilities			89,462,163
Total Corporate Bonds
(Cost $2,649,086,112)			2,249,152,046

SENIOR FLOATING RATE INTERESTS††,◊ - 26.9%
Consumer, Cyclical - 6.5%
MB2 Dental Solutions LLC
7.24% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		20,614,025	20,299,306
7.43% ((3 Month USD LIBOR + 6.00%) and (Commercial Prime Lending Rate + 5.00%), Rate Floor: 7.00%) due 01/29/27†††		7,370,742	7,258,211
7.49% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		6,421,172	6,323,139
Zephyr Bidco Ltd.
5.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	20,850,000	22,090,355
8.72% (1 Month GBP SONIA + 7.50%, Rate Floor: 8.19%) due 07/23/26	GBP	1,540,417	1,656,376

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Cyclical - 6.5% (continued)
FR Refuel LLC
6.44% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28		20,742,433	$20,016,448
6.00% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28		2,753,333	2,656,967
Packers Holdings LLC
4.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		22,840,314	20,856,176
Pacific Bells, LLC
6.79% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		19,901,031	18,358,701
BGIS (BIFM CA Buyer, Inc.)
5.07% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		17,900,453	16,423,665
Mavis Tire Express Services TopCo Corp.
5.75% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		17,232,184	15,896,690
BCPE Empire Holdings, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/11/26†††		16,815,500	15,806,570
Truck Hero, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 01/31/28		15,658,964	13,967,796
BRE/Everbright M6 Borrower LLC
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26		14,324,772	13,877,123
PAI Holdco, Inc.
4.99% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27		13,980,814	13,159,442
SP PF Buyer LLC
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		15,308,039	12,935,293
Breitling Financing SARL
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR	13,900,000	12,823,016
CNT Holdings I Corp.
4.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27		11,798,759	11,176,847
Loire Finco Luxembourg SARL
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27		10,665,673	10,007,921
CD&R Firefly Bidco Ltd.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/23/25	EUR	6,000,000	5,779,881
5.05% (1 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP	3,350,000	3,716,037
Rent-A-Center, Inc.
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		10,274,702	9,215,175
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR	10,000,000	9,206,853
Verisure Holding AB
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	7,651,053	7,243,927
3.47% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,770,000	1,668,359
CHG Healthcare Services, Inc.
4.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 09/29/28		9,131,000	8,615,098
NFM & J LLC
7.42% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,384,162	8,301,431
ImageFIRST Holdings LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28		8,865,472	8,156,234

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Cyclical - 6.5% (continued)
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	8,200,000	$7,652,904
First Brands Group LLC
6.29% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		7,449,500	7,047,227
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		7,443,750	6,985,959
United Petfood
3.00% (6 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/24/28	EUR	7,000,000	6,656,712
Camin Cargo Control, Inc.
8.17% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26		6,597,102	6,531,131
Holding SOCOTEC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28†††		7,078,500	6,512,220
Accuride Corp.
7.50% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		6,998,573	6,111,503
Congruex Group LLC
7.01% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		6,150,000	5,888,625
AlixPartners, LLP
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/04/28	EUR	5,925,000	5,774,128
Fertitta Entertainment LLC
5.53% (1 Month SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29		5,550,000	5,103,947
Scientific Games Holdings, LP
4.18% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/04/29		5,500,000	5,080,625
The Facilities Group
7.30% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††		4,826,369	4,778,745
Galls LLC
8.02% ((1 Month USD LIBOR + 6.25%) and (3 Month USD LIBOR + 6.25%), Rate Floor: 7.25%) due 01/31/25†††		3,470,729	3,349,253
7.99% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.75%) due 01/31/25†††		467,308	450,952
8.07% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 7.75%) due 01/31/24†††		318,540	307,563
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
5.56% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,728,976	4,003,882
Sovos Brands Intermediate, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 06/08/28		3,998,759	3,766,351
Alexander Mann
6.31% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,498,996
SHO Holding I Corp.
6.49% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		3,614,015	3,228,508
6.47% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		60,373	53,933
Eagle Parent Corp.
6.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29		3,192,000	3,053,691

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Cyclical - 6.5% (continued)
Cast & Crew Payroll LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26		3,221,615	$3,049,807
Apro LLC
5.38% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26		3,267,000	3,046,477
Checkers Drive-In Restaurants, Inc.
5.83% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24		3,278,929	2,877,260
Blue Nile, Inc.
8.46% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23		2,712,500	2,590,437
Adevinta ASA
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/26/28	EUR	2,600,000	2,539,679
WESCO
6.51% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††		2,306,764	2,283,697
CCRR Parent, Inc.
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28		1,876,250	1,775,402
TTF Holdings Intermediate LLC
5.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28†††		1,565,285	1,498,760
EG Finco Ltd.
6.06% (1 Month GBP SONIA + 4.87%, Rate Floor: 4.87%) due 02/07/25	GBP	960,000	1,010,846
BCPE Empire Holdings, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26		221,584	208,843
Total Consumer, Cyclical			434,211,100
Industrial - 5.7%
CapStone Acquisition Holdings, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††		26,135,267	25,808,576
United Airlines, Inc.
5.39% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		25,181,250	23,339,997
Arcline FM Holdings LLC
7.63% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††		21,041,000	19,725,937
American Bath Group LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27		20,594,099	18,028,486
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29		21,000,000	18,020,730
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	8,324,708	7,981,880
5.05% ((3 Month USD LIBOR + 3.50%) and (6 Month USD LIBOR + 3.50%), Rate Floor: 4.50%) due 01/18/27		8,169,469	7,789,589
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		15,250,000	15,036,500
TransDigm, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		14,079,147	13,349,424
NA Rail Hold Co. LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26		13,740,032	13,096,037
Minerva Bidco Ltd.
5.19% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP	11,000,000	12,787,739
DXP Enterprises, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27		12,937,153	12,446,576

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Industrial - 5.7% (continued)
Charter Next Generation, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27		12,985,625	$12,195,709
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	12,545,690	12,086,615
Merlin Buyer, Inc.
5.53% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		11,970,000	11,266,762
Service Logic Acquisition, Inc.
5.24% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27		11,662,887	11,065,164
TK Elevator Midco GmbH
3.63% (1 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR	7,000,000	6,578,812
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27		4,172,780	3,898,962
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28		10,844,984	10,060,674
Icebox Holdco III, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28		10,703,175	10,034,227
DG Investment Intermediate Holdings 2, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28		10,444,847	9,736,582
Dispatch Terra Acquisition LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††		10,293,207	9,315,352
PECF USS Intermediate Holding III Corp.
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		7,960,000	7,164,000
YAK MAT (YAK ACCESS LLC)
12.18% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		12,220,199	6,469,129
Pelican Products, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		6,769,367	6,295,511
Valcour Packaging LLC
5.22% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28†††		6,300,000	5,874,750
LTI Holdings, Inc.
6.42% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,895,125	3,651,680
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25		2,341,418	2,171,666
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		6,203,670	5,707,376
Park River Holdings, Inc.
4.22% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27		6,737,449	5,482,599
BWAY Holding Co.
4.31% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		4,787,136	4,492,919
TSG Solutions Holding
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/30/29†††	EUR	4,400,000	4,334,067
Patriot Container Corp. (Wastequip)
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/25		4,680,579	4,044,301
STS Operating, Inc. (SunSource)
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24		4,106,262	3,895,816

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Industrial - 5.7% (continued)
Saverglass
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR	3,700,000	$3,581,552
ILPEA Parent, Inc.
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28†††		3,645,464	3,481,419
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25†††	EUR	3,558,619	3,393,423
Rinchem Company LLC
6.65% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 03/02/29†††		3,550,000	3,314,813
Protective Industrial Products, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27		3,246,549	3,100,454
Titan Acquisition Ltd. (Husky)
5.88% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25		3,141,031	2,873,384
Integrated Power Services Holdings, Inc.
6.42% ((1 Month USD LIBOR + 4.75%) and (Commercial Prime Lending Rate + 3.75%), Rate Floor: 5.50%) due 11/22/28†††		2,893,054	2,835,193
TK Elevator Midco GmbH
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	2,538,545	2,452,221
Filtration Group Corp.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/23/28		2,481,250	2,313,766
MI Windows And Doors LLC
5.13% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/18/27		2,459,640	2,301,805
Waterlogic USA Holdings, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 08/17/28		1,985,000	1,921,321
Pro Mach Group, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28		2,037,756	1,918,037
API Heat Transfer
12.00% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 01/01/24†††		1,249,620	374,886
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,11		222,946	167,209
Duran Group Holding GMBH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR	416,090	417,485
4.04% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR	81,858	82,132
Transcendia Holdings, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24		562,006	486,838
Total Industrial			378,250,082
Consumer, Non-cyclical - 5.7%
Women's Care Holdings, Inc.
5.74% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		31,581,000	29,433,492
Mission Veterinary Partners
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		21,289,125	20,118,223
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		20,179,075	19,200,619
Quirch Foods Holdings LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		19,608,819	18,530,334

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Non-cyclical - 5.7% (continued)
National Mentor Holdings, Inc.
5.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		20,982,906	$18,105,310
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		479,283	413,554
Blue Ribbon LLC
7.06% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		17,137,436	15,595,067
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		15,776,572	14,961,396
Dhanani Group, Inc.
7.30% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 04/30/27		14,700,000	14,553,000
PetIQ LLC
5.50% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		15,642,000	14,547,060
LaserAway Intermediate Holdings II LLC
6.79% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27		13,333,000	13,083,006
Florida Food Products LLC
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		12,922,229	12,082,284
Kronos Acquisition Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		13,258,662	12,005,718
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28		12,430,679	11,840,222
Del Monte Foods, Inc.
5.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29		11,650,000	10,951,000
Nidda Healthcare Holding GmbH
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	11,387,239	10,610,668
Hearthside Group Holdings LLC
5.35% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25		6,688,680	5,984,964
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		5,001,176	4,519,813
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	9,578,610
Cambrex Corp.
5.25% (1 Month Term SOFR + 3.50%, Rate Floor: 5.25%) due 12/04/26		10,102,766	9,562,875
EyeCare Partners LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		8,104,688	7,449,586
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,156,010	1,988,919
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR	8,400,000	8,681,232
Resonetics LLC
5.24% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28		8,706,250	8,238,289
Medical Solutions Parent Holdings, Inc.
6.38% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28		7,541,100	7,056,584
Gibson Brands, Inc.
6.41% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28		8,258,500	6,937,140

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Pearl Intermediate Parent LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		6,401,266	$6,022,503
CAB (Biogroup)
2.75% (6 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 02/09/28	EUR	6,500,000	5,992,219
Osmosis Holdings Australia II Pty Ltd.
4.84% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 07/30/28		6,550,000	5,952,313
Endo Luxembourg Finance Company I SARL
6.69% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28		7,653,125	5,834,743
Dermatology Intermediate Holdings III, Inc.
5.33% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29†††		5,644,882	5,249,740
5.34% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29†††		166,709	155,039
Confluent Medical Technologies, Inc.
5.80% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/16/29†††		5,286,750	4,890,244
Mascot Bidco Oy
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/30/26	EUR	5,075,000	4,639,985
Confluent Health LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		4,718,360	4,372,362
Fender Musical Instruments Corp.
5.23% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/01/28		3,533,359	3,334,608
IVC Acquisition Ltd.
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/13/26	EUR	3,400,000	3,258,877
Zep, Inc.
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24		3,672,376	3,194,967
Sharp Midco LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/31/28†††		3,291,750	3,077,786
Packaging Coordinators Midco, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27		2,530,779	2,386,322
Weber-Stephen Products LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27		2,093,530	1,894,645
Mamba Purchaser, Inc.
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/16/28		1,995,000	1,888,607
Care BidCo
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/04/28†††	EUR	1,892,402	1,832,038
Certara Holdco, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/17/26		1,604,080	1,559,967
Recess Holdings, Inc.
4.80% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24		1,054,619	1,007,161
KDC US Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25		820,758	765,357
Triton Water Holdings, Inc.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28		620,926	547,526
Moran Foods LLC
13.00% (3 Month USD LIBOR + 10.75%, Rate Floor: 13.00%) due 10/01/24†††		538,794	436,423

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Consumer, Non-cyclical - 5.7% (continued)
Moran Foods LLC
9.25% (3 Month USD LIBOR + 7.00%, Rate Floor: 9.25%) due 04/01/24		414,197	$372,778
8.00% (2 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24		53,921	48,529
Weber-Stephen Products LLC
5.88% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27†††		423,938	398,501
TGP Holdings LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		205,341	173,205
Total Consumer, Non-cyclical			375,315,410
Technology - 3.5%
Planview Parent, Inc.
5.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		23,206,250	21,813,875
Peraton Corp.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		17,600,896	16,491,336
Project Ruby Ultimate Parent Corp.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28		17,380,000	16,255,688
Apttus Corp.
5.62% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		17,170,250	16,054,184
Datix Bidco Ltd.
6.01% (6 Month Term SOFR + 4.50%, Rate Floor: 6.01%) due 04/28/25†††		9,112,505	9,075,835
8.44% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,117,155
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	1,000,000	1,212,402
9.26% (6 Month Term SOFR + 7.75%, Rate Floor: 9.26%) due 04/27/26†††		461,709	459,381
Sitecore Holding III A/S
7.00% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR	8,512,727	8,821,606
8.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		6,902,619	6,826,181
Aston FinCo SARL
5.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26	GBP	12,870,325	14,687,859
Wrench Group LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26		15,381,728	14,574,187
Atlas CC Acquisition Corp.
5.82% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28		15,791,992	14,558,322
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/30/28	EUR	14,000,000	13,258,409
Polaris Newco LLC
4.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††		13,414,013	12,096,303
Sportradar Capital SARL
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27†††	EUR	10,600,000	10,163,471

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Technology - 3.5% (continued)
Project Boost Purchaser LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26		6,930,000	$6,423,278
Imprivata, Inc.
5.78% (1 Month SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27		4,850,000	4,700,474
VT TopCo, Inc.
5.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25		4,178,521	4,021,827
5.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25		153,191	146,681
Sitecore USA, Inc.
8.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††		3,912,991	3,869,660
AVS Group GmbH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 09/10/26	EUR	3,750,000	3,559,533
Polaris Newco LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28		3,813,340	3,513,725
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR	3,300,000	3,233,260
Greenway Health LLC
5.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 5.25%) due 02/16/24		3,445,844	3,108,151
Taxware Holdings (Sovos Compliance LLC)
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28		3,224,209	3,028,757
Ping Identity Corp.
5.38% (1 Month SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/28†††		2,743,125	2,653,973
Verscend Holding Corp.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25		2,375,796	2,268,886
Misys Ltd.
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24		2,378,758	2,138,647
24-7 Intouch, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††		2,227,050	2,104,563
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25		1,566,545	1,455,586
Ep Purchaser LLC
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/06/28		1,496,250	1,420,196
Brave Parent Holdings, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25		1,205,302	1,154,077
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,016,452
Conair Holdings LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28		397,995	331,661
Transact Holdings, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/30/26		145,578	138,917
Total Technology			231,754,498
Financial - 2.8%
Jones Deslauriers Insurance Management, Inc.
6.06% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	39,790,365	28,601,025
9.31% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	11,674,000	8,413,865
Orion Advisor Solutions, Inc.
4.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		21,404,914	20,084,873

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Financial - 2.8% (continued)
HighTower Holding LLC
5.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		18,755,750	$17,380,391
Camelia Bidco Banc Civica
5.96% (3 Month GBP SONIA + 4.95%, Rate Floor: 4.95%) due 10/14/24	GBP	12,975,000	15,024,490
Higginbotham Insurance Agency, Inc.
7.17% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††		13,676,757	13,526,581
Duff & Phelps
5.28% (1 Month SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		12,969,000	12,109,804
Franchise Group, Inc.
6.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		12,884,031	11,713,774
Teneo Holdings LLC
6.85% (1 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25		10,770,274	9,998,369
Alter Domus
5.20% (1 Month Term SOFR + 4.01%, Rate Floor: 4.01%) due 02/17/28		10,395,000	9,563,400
USI, Inc.
5.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26†††		9,454,845	8,722,094
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25		5,106,612	4,825,238
4.35% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25		2,604,600	2,465,202
Aretec Group, Inc.
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25		6,476,830	6,132,781
Eisner Advisory Group
6.39% (1 Month Term SOFR + 4.86%, Rate Floor: 4.86%) due 07/28/28†††		6,128,820	5,699,803
Sandy Bidco BV
due 06/12/28	EUR	4,700,000	4,515,260
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		4,700,025	4,457,175
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		1,310,621	1,233,294
Cobham Ultra SeniorCo SARL
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		500,000	474,585
Total Financial			184,942,004
Communications - 1.4%
Syndigo LLC
5.82% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††		27,274,500	25,638,030
Xplornet Communications, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		25,238,051	22,984,545
FirstDigital Communications LLC
5.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††		10,550,000	10,476,666
Radiate Holdco LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		7,684,474	7,127,350
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28		6,533,625	6,152,519
Zayo Group Holdings, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	5,649,261
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		4,342,811	3,922,991

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Communications - 1.4% (continued)
Recorded Books, Inc.
6.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25		4,143,341	$3,920,637
Trader Interactive LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/28/28†††		2,192,683	2,094,012
Cincinnati Bell, Inc.
4.88% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28		995,000	943,757
Flight Bidco, Inc.
9.17% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26		1,000,000	892,500
SFR Group S.A.
5.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26		434,250	395,845
Total Communications			90,198,113
Basic Materials - 0.9%
Meridian Adhesives Group, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 07/24/28		13,651,400	12,883,509
Illuminate Buyer LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		11,959,154	11,023,828
NIC Acquisition Corp.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27		10,913,860	9,504,117
CTEC III GmbH
3.75% (2 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	6,800,000	6,468,729
Pregis TopCo LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/26		6,500,875	6,118,948
GrafTech Finance, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		4,653,028	4,498,920
Barentz Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/27	EUR	2,400,000	2,331,543
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27		1,970,187	1,812,572
American Rock Salt Company LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/09/28		2,725,492	2,452,943
Vectra Co.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/10/25		2,483,175	1,713,391
DCG Acquisition Corp.
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26†††		1,726,660	1,614,427
Ascend Performance Materials Operations LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26		1,485,475	1,444,624
Schur Flexibles GmbH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 09/29/28	EUR	3,150,000	1,262,575
Total Basic Materials			63,130,126
Utilities - 0.2%
Hamilton Projects Acquiror LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		16,241,784	15,531,206
Granite Generation LLC
5.51% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 11/09/26		698,388	639,898
Total Utilities			16,171,104
Energy - 0.2%
TransMontaigne Operating Company LP
4.55% ((1 Month USD LIBOR + 3.50%) and (6 Month USD LIBOR + 3.50%), Rate Floor: 4.00%) due 11/17/28		6,573,500	6,210,577

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 26.9% (continued)
Energy - 0.2% (continued)
Venture Global Calcasieu Pass LLC
4.00% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	5,471,685	$5,444,326
Permian Production Partners LLC
9.67% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.67%) (in-kind rate was 2.00%) due 11/24/25†††,11	1,122,612	1,119,806
Buckeye Partners, LP
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/02/26	586,568	559,808
Total Energy		13,334,517
Total Senior Floating Rate Interests
(Cost $1,949,406,843)		1,787,306,954

ASSET-BACKED SECURITIES†† - 19.1%
Collateralized Loan Obligations - 11.2%
LoanCore Issuer Ltd.
2021-CRE4 D, 3.39% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	20,500,000	19,029,709
2019-CRE2 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3	12,850,000	12,615,570
2021-CRE6 D, 4.17% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38◊,3	11,300,000	10,199,317
2021-CRE5 D, 4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,3	8,250,000	7,592,826
2022-CRE7 D, 3.87% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,3	6,400,000	6,040,716
FS Rialto
2021-FL3 D, 4.01% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36◊,3	36,500,000	33,044,800
2021-FL2 D, 4.31% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 05/16/38◊,3	8,850,000	8,078,617
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 3.84% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33◊,3	35,000,000	32,838,519
2021-9A DR, 4.99% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,3	7,750,000	7,044,963
Palmer Square Loan Funding Ltd.
2022-1A B, 2.48% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,3	26,200,000	24,815,388
2021-3A C, 3.56% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	8,300,000	7,716,910
2022-1A C, 2.83% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,3	3,400,000	3,067,267
LCCM Trust
2021-FL3 C, 3.92% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/15/38◊,3	28,865,000	27,115,847
2021-FL2 D, 4.22% (1 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 12/13/38◊,3	5,750,000	5,272,740
ABPCI Direct Lending Fund CLO IV LLC
3.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	31,400,000	31,429,915
BXMT Ltd.
2020-FL2 C, 3.24% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊	15,640,000	14,897,899

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
2020-FL2 D, 3.54% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/15/38◊,3	8,000,000	$7,463,254
2020-FL3 D, 3.69% (30 Day Average SOFR + 2.91%, Rate Floor: 2.80%) due 11/15/37◊,3	7,350,000	7,167,595
Diamond CLO Ltd.
2018-1A C, 3.74% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30◊,3	13,500,000	13,438,992
2021-1A DR, 4.58% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29◊,3	5,500,000	5,304,369
2018-1A D, 4.84% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,3	5,000,000	4,873,365
2021-1A CR, 3.58% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,3	1,322,000	1,311,121
2018-1A B, 2.94% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30◊,3	134,391	134,374
Voya CLO Ltd.
2021-2A CR, 4.64% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30◊,3	16,500,000	15,270,740
2013-1A INC, due 10/15/30[3,12]	28,970,307	6,387,953
MidOcean Credit CLO VII
2020-7A CR, 3.24% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29◊,3	21,000,000	20,104,789
ACRES Commercial Realty Ltd.
2021-FL2 D, 4.62% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,3	8,350,000	7,733,519
2021-FL1 D, 4.17% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊	7,250,000	6,556,837
2021-FL2 C, 4.17% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 01/15/37◊,3	5,250,000	4,893,203
Golub Capital Partners CLO Ltd.
2018-36A C, 3.46% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31◊,3	20,000,000	18,634,540
BSPRT Issuer Ltd.
2021-FL6 D, 4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36◊,3	18,425,000	17,082,678
2021-FL7 D, 4.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38◊,3	1,600,000	1,457,204
BSPDF Issuer Ltd.
2021-FL1 D, 4.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊	19,975,000	17,671,894
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 4.91% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,3	18,100,000	16,592,189
Anchorage Capital CLO 6 Ltd.
2021-6A DRR, 4.49% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30◊,3	17,350,000	16,418,470
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	15,952,957	15,886,839
0.15% due 06/25/26†††,13	73,636,363	17,673

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
STWD Ltd.
2022-FL3 D, 3.53% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,3	11,900,000	$11,130,085
2021-FL2 D, 4.32% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38◊,3	3,750,000	3,395,958
Cerberus Loan Funding XXX, LP
2020-3A C, 4.69% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33◊,3	14,500,000	14,390,292
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 3.73% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,3	11,550,000	10,906,484
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 3.74% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32◊,3	11,500,000	10,674,121
Atlas Senior Loan Fund IX Ltd.
2018-9A C, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28◊,3	10,250,000	9,946,806
2018-9A SUB, due 04/20/28[3,12]	9,600,000	618,240
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 4.04% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33◊,3	9,900,000	9,457,825
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A D, 3.96% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33◊,3	9,950,000	8,908,379
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A BR, 3.96% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31◊,3	9,200,000	8,869,096
Cerberus Loan Funding XXXVI, LP
2021-6A B, 2.79% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33◊,3	9,000,000	8,858,709
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 4.08% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33◊,3	9,300,000	8,833,200
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,3	9,000,000	8,729,734
Marathon CLO V Ltd.
2017-5A A2R, 2.96% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	7,920,233	7,826,750
2013-5A SUB, due 11/21/27[3,12]	5,500,000	321,200
Magnetite XXIX Ltd.
2021-29A D, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34◊,3	8,800,000	8,113,795
Venture XIV CLO Ltd.
2020-14A CRR, 3.85% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,3	8,000,000	7,736,386
CIFC Funding 2017-II Ltd.
2021-2A DR, 4.16% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30◊,3	8,100,000	7,561,497

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
ABPCI Direct Lending Fund CLO VII, LP
2021-7A BR, 3.78% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31◊,3	7,950,000	$7,525,285
Telos CLO Ltd.
2017-6A CR, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27◊,3	7,500,000	7,477,475
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,12]	9,500,000	7,374,510
TCP Waterman CLO Ltd.
2016-1A A2, 4.83% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/15/28◊,3	7,267,061	7,281,472
Madison Park Funding XLVIII Ltd.
2021-48A D, 4.04% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33◊,3	7,500,000	7,064,660
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 4.21% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,3	7,350,000	6,986,307
FS Rialto Issuer LLC
2022-FL5 C, 4.82% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,3	6,950,000	6,883,461
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[3,12]	19,435,737	5,949,279
Hull Street CLO Ltd.
2014-1A D, 4.64% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26◊,3	5,785,000	5,720,719
Cerberus Loan Funding XXXIII, LP
2021-3A C, 3.84% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33◊,3	5,900,000	5,567,918
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 4.06% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33◊,3	5,550,000	5,311,338
CHCP Ltd.
2021-FL1 D, 4.45% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,3	5,500,000	5,241,507
Silvermore CLO Ltd.
2014-1A B, 4.41% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26◊,3	5,104,461	5,097,283
Cerberus Loan Funding XXXV, LP
2021-5A C, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33◊,3	5,150,000	4,719,561
WhiteHorse X Ltd.
2015-10A E, 6.34% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,3	4,980,000	4,566,411
BNPP IP CLO Ltd.
2014-2A E, 6.54% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25◊,3	5,852,468	4,046,982
Cerberus Loan Funding XXVI, LP
2021-1A CR, 3.94% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/15/31◊,3	4,000,000	3,885,754

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 11.2% (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 3.79% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33◊,3	4,050,000	$3,748,757
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[3,12]	11,700,000	3,377,790
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[3,12]	7,895,000	3,344,322
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,12]	18,918,010	2,943,642
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,12]	6,400,000	1,983,360
2013-3X SUB, due 10/15/30[12]	4,938,326	782,231
Monroe Capital CLO Ltd.
2017-1A DR, 4.74% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26◊,3	2,688,897	2,656,926
HGI CRE CLO Ltd.
2021-FL2 D, 3.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36◊,3	1,600,000	1,460,280
2021-FL2 E, 3.96% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36◊,3	1,200,000	1,083,177
Denali Capital CLO XI Ltd.
2018-1A BRR, 3.21% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28◊,3	2,500,000	2,449,767
BDS Ltd.
2021-FL9 E, 4.21% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38◊,3	2,700,000	2,419,833
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[3,12]	5,650,000	2,041,910
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[3,12]	11,900,000	2,029,069
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,12]	13,790,000	1,933,358
Goldentree Loan Management US CLO 4 Ltd.
2021-4A DR, 4.33% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31◊,3	2,000,000	1,855,404
PFP Ltd.
2021-7 E, 4.51% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38◊,3	1,789,911	1,629,918
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,12]	11,900,000	813,960
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,12]	1,500,000	599,296
Dryden Senior Loan Fund
due 01/15/31[12]	1,897,598	590,912
First Eagle Clarendon Fund CLO LLC
2015-1A D, 5.53% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27◊,3	339,562	338,593
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	6,270,000	45,771
West CLO Ltd.
2013-1A SUB, due 11/07/25[3,12]	5,300,000	6,943
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[3,12]	4,219,178	4,641
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[8,12]	8,150,000	1,728
Total Collateralized Loan Obligations		740,322,668
Transport-Aircraft - 3.5%
AASET Trust
2017-1A, 3.97% due 05/16/42[3]	23,936,417	19,864,328
2021-1A, 2.95% due 11/16/41[3]	21,142,080	17,687,722
2021-2A, 3.54% due 01/15/47[3]	3,883,451	3,156,384
2020-1A, 4.34% due 01/16/40[3]	4,322,982	1,891,464
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	44,268,000	35,193,060

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Transport-Aircraft - 3.5% (continued)
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]		15,054,557	$13,968,089
2019-1, 3.60% due 09/15/39[3]		6,133,930	5,179,804
2017-1, 6.30% due 02/15/42[3]		3,838,675	3,414,289
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]		12,532,070	11,263,192
2019-1A, 3.97% due 04/15/39[3]		5,858,902	5,168,483
2016-1, 4.45% due 08/15/41		4,026,458	3,700,445
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]		18,939,400	17,130,636
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]		18,158,458	15,146,289
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,3		15,020,380	14,304,348
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]		15,324,268	13,016,367
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]		11,250,647	9,943,321
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[3,10]		7,382,211	6,819,451
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[3]		9,117,555	6,092,967
2020-1A, 3.23% due 03/15/40[3]		586,903	513,211
WAVE LLC
2019-1, 3.60% due 09/15/44[3]		7,544,602	6,145,320
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[3]		5,541,609	4,910,048
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[3]		6,137,389	4,814,400
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]		5,021,614	4,652,244
Slam Ltd.
2021-1A, 3.42% due 06/15/46[3]		3,375,000	2,852,417
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[3]		2,538,516	2,098,133
Stripes Aircraft Ltd.
2013-1 A1, 5.11% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††		1,158,578	1,136,384
Total Transport-Aircraft			230,062,796
Financial - 2.5%
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		23,234,292	23,237,512
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	13,490,430
HV Eight LLC
3.36% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR	28,000,000	29,265,316
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,3		20,750,000	20,750,000
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		14,706,483	14,265,789
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		14,264,246	13,895,128
Lam Trade Finance Group LLC
2.50% due 09/29/22†††		12,000,000	11,986,935
Thunderbird A
5.50% due 03/01/37†††		10,092,000	10,092,000
Lightning A
5.50% due 03/01/37†††		10,092,000	10,092,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		9,399,187	8,301,907
Ceamer Finance LLC
3.69% due 03/22/31†††		5,946,357	5,507,014
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	4,314,059	4,501,837
Thunderbird B
7.50% due 03/01/37†††		2,030,000	2,030,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Financial - 2.5% (continued)
Lightning B
7.50% due 03/01/37†††	2,030,000	$2,030,000
Total Financial		169,445,868
Infrastructure - 0.8%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[3]	39,650,000	36,014,111
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]	11,750,000	10,207,754
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[8]	6,614,996	6,539,618
Total Infrastructure		52,761,483
Whole Business - 0.7%
TSGE
2017-1, 6.25% due 09/25/31†††	42,550,000	41,701,298
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	2,683,750	2,666,362
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[3]	2,079,000	2,016,863
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[3]	382,000	359,813
Total Whole Business		46,744,336
Net Lease - 0.3%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[3]	21,105,000	18,160,306
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A BR, 3.12% due 04/27/39	6,700,000	5,683,931
2021-4A CR, 3.52% due 04/27/39[3]	4,250,000	3,531,909
Total Collateralized Debt Obligations		9,215,840
Total Asset-Backed Securities
(Cost $1,354,383,961)		1,266,713,297

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3%
Residential Mortgage-Backed Securities - 5.9%
FKRT
2.21% due 11/30/58†††,8	33,850,000	32,418,582
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	22,121,966	12,760,443
2006-WMC3, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,930,602	6,542,728
2006-HE3, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,559,694	4,703,713
2006-WMC4, 1.74% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	7,614,575	4,377,705
2006-WMC4, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36◊	3,219,709	1,842,711
Ameriquest Mortgage Securities Trust
2006-M3, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36◊	20,611,094	12,235,780
2006-M3, 1.86% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36◊	32,764,214	11,701,339
2006-M3, 1.72% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	13,620,688	4,852,857
Lehman XS Trust Series
2006-16N, 2.04% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 11/25/46◊	14,220,416	13,641,442
2006-18N, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	9,048,769	8,955,050
2006-10N, 2.04% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	2,673,216	2,622,157
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37◊	24,620,338	10,303,284

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
2007-HE2, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	18,760,480	$7,777,009
2007-HE4, 1.79% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	6,973,425	5,341,795
2007-HE4, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	2,120,890	1,395,172
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,10]	25,837,369	23,357,426
RALI Series Trust
2006-QO6, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	30,802,921	7,647,269
2007-QO2, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	13,283,368	5,492,751
2006-QO8, 2.02% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46◊	4,040,640	3,898,716
2006-QO6, 2.08% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46◊	8,014,500	2,045,522
2006-QO2, 2.16% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,966,277	1,400,938
2006-QO6, 2.14% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46◊	5,056,467	1,311,460
2006-QO2, 2.30% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	3,192,465	779,915
2006-QO2, 2.06% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	213,992	48,777
Long Beach Mortgage Loan Trust
2006-6, 2.12% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	14,151,704	6,035,730
2006-8, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	16,896,861	5,391,357
2006-4, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36◊	10,162,996	3,414,361
2006-1, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36◊	3,847,153	3,245,903
2006-6, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	4,406,670	1,865,457
2006-8, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,578,732	1,453,992
2006-6, 1.82% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36◊	2,550,928	1,075,335
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	19,535,000	19,061,845
American Home Mortgage Assets Trust
2006-6, 1.83% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46◊	7,972,328	6,715,025
2006-1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46◊	6,984,238	6,202,434
2006-3, 1.42% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	5,330,881	3,945,966
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	22,240,955	8,190,483
2006-2, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	16,967,065	6,233,728

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36◊	19,981,546	$10,038,405
2006-HE6, 1.82% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36◊	4,451,566	1,759,942
2007-HE4, 1.85% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37◊	3,900,044	1,326,390
IXIS Real Estate Capital Trust
2007-HE1, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	24,552,768	6,546,092
2007-HE1, 1.85% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	17,395,291	4,646,980
GSAMP Trust
2007-NC1, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	19,137,101	10,993,409
Master Asset-Backed Securities Trust
2006-WMC3, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36◊	10,320,213	4,032,237
2006-HE3, 1.82% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36◊	9,665,982	3,146,791
2006-HE3, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,126,783	2,648,638
GSAA Home Equity Trust
2006-3, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	10,983,300	6,490,452
2006-9, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	7,799,446	2,718,785
2007-7, 2.16% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	513,729	500,556
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	10,739,838	9,372,880
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	7,630,705	7,144,283
Nationstar Home Equity Loan Trust
2007-C, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37◊	7,031,997	6,837,273
First NLC Trust
2007-1, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37◊,3	6,819,936	3,828,576
2007-1, 1.69% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37◊,3	5,171,776	2,879,594
Argent Securities Trust
2006-W5, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	9,532,340	6,574,049
Alternative Loan Trust
2007-OA7, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	7,139,815	6,168,334
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 1.85% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	7,678,785	3,963,488
2007-HE4, 1.79% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	2,970,434	1,946,380
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 2.38% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37◊	10,931,004	5,448,128

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
HSI Asset Securitization Corporation Trust
2007-HE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37◊	6,193,667	$4,597,154
First Franklin Mortgage Loan Trust
2006-FF16, 2.04% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	7,768,395	3,755,233
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.32% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	4,042,817	3,344,825
Morgan Stanley Mortgage Loan Trust
2006-9AR, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,585,890	2,781,427
Nomura Resecuritization Trust
2015-4R, 2.37% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,3	2,093,493	1,902,800
Alliance Bancorp Trust
2007-OA1, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	2,110,023	1,821,045
Morgan Stanley Re-REMIC Trust
2010-R5, 2.55% due 06/26/36[3]	599,493	541,996
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 1.90% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	252,679	249,389
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	233	233
Total Residential Mortgage-Backed Securities		388,291,921
Commercial Mortgage-Backed Securities - 1.0%
BX Commercial Mortgage Trust
2021-VOLT, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	19,750,000	18,397,986
2019-XL, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,3	1,989,000	1,884,606
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	8,256,000	7,326,286
2020-DUNE, 3.82% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,3	7,340,000	6,952,852
2020-DUNE, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,3	2,750,000	2,651,468
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 3.96% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38◊,3	15,000,000	13,630,527
SMRT
2022-MINI, 3.23% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	10,000,000	9,349,504
Merit 2020
2022-MHIL, 3.89% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,3	9,000,000	8,482,114

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3% (continued)
Commercial Mortgage-Backed Securities - 1.0% (continued)
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48		96,395	$96,310
Total Commercial Mortgage-Backed Securities			68,771,653
Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,3,13		223,016,845	14,147,023
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,3		9,000,000	9,622,567
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,3		5,552,505	5,659,427
Total Military Housing			29,429,017
Total Collateralized Mortgage Obligations
(Cost $591,123,938)			486,492,591

U.S. GOVERNMENT SECURITIES†† - 2.1%
U.S. Treasury Bonds
due 08/15/51[7,14,15]		164,620,000	66,125,893
due 05/15/44[7,14,15]		23,270,000	10,798,513
due 11/15/44[7,14,15]		23,280,000	10,595,495
due 02/15/46[7,14,15]		23,450,000	10,346,898
U.S. Treasury Notes
2.50% due 05/31/24[7]		22,020,000	21,821,304
1.75% due 03/15/25[7]		22,052,000	21,318,943
Total U.S. Government Securities
(Cost $140,831,843)			141,007,046

FOREIGN GOVERNMENT DEBT†† - 0.7%
Government of Japan
(0.10)% due 07/04/22[16]	JPY	3,400,000,000	25,057,652
State of Israel
0.75% due 07/31/22	ILS	18,685,000	5,354,845
1.25% due 11/30/22	ILS	8,305,000	2,381,780
Alberta T-Bill
1.27% due 07/05/22[16]	CAD	8,345,000	6,483,444
Newfoundland T-Bill
1.34% due 07/05/22[16]	CAD	4,500,000	3,496,235
Quebec T-Bill
1.30% due 07/08/22[16]	CAD	3,000,000	2,330,520
Nova Scotia T-Bill
1.40% due 07/05/22[16]	CAD	1,985,000	1,542,167
Ontario T-Bill
1.39% due 07/13/22[16]	CAD	410,000	318,425
Total Foreign Government Debt
(Cost $47,598,330)			46,965,068

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
2.15% due 12/08/22[16,17]		11,750,000	11,632,095
0.60% due 07/05/22[16]		3,130,000	3,129,739
Total U.S. Treasury Bills
(Cost $14,767,409)			14,761,834

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
WESCO
5.25% due 06/14/24†††	CAD	3,864,740	2,973,154
Industrial - 0.0%
Schur Flexibles GmbH
15.00% due 11/01/22	EUR	171,804	179,356
Total Senior Fixed Rate Interests
(Cost $3,115,134)			3,152,510

	Contracts/ Notional Value
LISTED OPTIONS PURCHASED† - 0.2%
Put Options on:
Equity Options
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $122,646,312)	324	13,201,380
Total Listed Options Purchased
(Cost $7,712,100)		13,201,380

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0% (continued)
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring July 2022 with strike price of $9.70	USD	10,000,000	$190,795
Deutsche Bank AG Foreign Exchange USD/SEK Expiring July 2022 with strike price of $9.73	USD	3,600,000	182,142
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring July 2022 with strike price of $9.52	USD	3,600,000	130,594
J.P. Morgan Securities plc Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.26	USD	3,650,000	86,160
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 10.27 (Notional Value $10,193,137)	EUR	9,750,000	83,047
UBS AG Foreign Exchange EUR/SEK Expiring July 2022 with strike price of EUR 10.66 (Notional Value $10,454,500)	EUR	10,000,000	74,592
Citibank, N.A. Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.27	USD	5,150,000	68,516
Bank of America, N.A. Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.27	USD	5,400,000	64,679
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 10.20 (Notional Value $3,502,257)	EUR	3,350,000	47,484
Citibank, N.A. Foreign Exchange AUD/NZD Expiring July 2022 with strike price of AUD 1.12 (Notional Value $10,589,810)	AUD	15,400,000	34,523
Goldman Sachs International Foreign Exchange USD/NOK Expiring July 2022 with strike price of $10.02	USD	3,550,000	28,998
Citibank, N.A. Foreign Exchange EUR/SEK Expiring July 2022 with strike price of EUR 10.72 (Notional Value $3,449,985)	EUR	3,300,000	23,284
Citibank, N.A. Foreign Exchange USD/NOK Expiring July 2022 with strike price of $10.28	USD	10,650,000	21,587
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 10.62 (Notional Value $10,454,500)	EUR	10,000,000	20,499
Barclays Bank plc Foreign Exchange EUR/USD Expiring July 2022 with strike price of EUR 1.06 (Notional Value $3,659,075)	EUR	3,500,000	19,695
Bank of America, N.A. Foreign Exchange NZD/USD Expiring July 2022 with strike price of NZD 0.63 (Notional Value $3,606,150)	NZD	5,800,000	15,435
Citibank, N.A. Foreign Exchange EUR/USD Expiring July 2022 with strike price of EUR 1.08 (Notional Value $10,715,863)	EUR	10,250,000	9,959
J.P. Morgan Chase Bank, N.A. Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.04 (Notional Value $10,193,138)	EUR	9,750,000	3,105
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.04 (Notional Value $3,659,075)	EUR	3,500,000	189
Total Foreign Exchange Options			1,105,283
Interest Rate Options
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	1,424,100,000	28,482
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	709,900,000	14,198
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	126,600,000	2,532
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	661,700,000	827
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	82,200,000	103
Total Interest Rate Options			46,142

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0% (continued)
Put Options on:
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.04 (Notional Value $3,659,075)	EUR	3,500,000	$154,382
Bank of America, N.A. Foreign Exchange NZD/USD Expiring July 2022 with strike price of NZD 0.63 (Notional Value $3,606,150)	NZD	5,800,000	92,070
Goldman Sachs International Foreign Exchange USD/NOK Expiring July 2022 with strike price of $10.02	USD	3,550,000	78,679
J.P. Morgan Chase Bank, N.A. Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.00 (Notional Value $10,193,138)	EUR	9,750,000	74,992
Citibank, N.A. Foreign Exchange EUR/USD Expiring July 2022 with strike price of EUR 1.04 (Notional Value $10,715,863)	EUR	10,250,000	66,203
Barclays Bank plc Foreign Exchange EUR/USD Expiring July 2022 with strike price of EUR 1.06 (Notional Value $3,659,075)	EUR	3,500,000	50,426
Citibank, N.A. Foreign Exchange USD/NOK Expiring July 2022 with strike price of $9.68	USD	10,650,000	38,457
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 10.17 (Notional Value $10,454,500)	EUR	10,000,000	27,033
Citibank, N.A. Foreign Exchange EUR/SEK Expiring July 2022 with strike price of EUR 10.72 (Notional Value $3,449,985)	EUR	3,300,000	24,413
Citibank, N.A. Foreign Exchange AUD/NZD Expiring July 2022 with strike price of AUD 1.09 (Notional Value $10,589,810)	AUD	15,400,000	14,389
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 10.20 (Notional Value $3,502,257)	EUR	3,350,000	3,876
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring July 2022 with strike price of $9.52	USD	3,600,000	715
UBS AG Foreign Exchange EUR/SEK Expiring July 2022 with strike price of EUR 10.37 (Notional Value $10,454,500)	EUR	10,000,000	170
Deutsche Bank AG Foreign Exchange USD/SEK Expiring July 2022 with strike price of $9.73	USD	3,600,000	39
Citibank, N.A. Foreign Exchange EUR/NOK Expiring July 2022 with strike price of EUR 9.88 (Notional Value $10,193,137)	EUR	9,750,000	26
Citibank, N.A. Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.24	USD	5,150,000	26
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring July 2022 with strike price of $9.21	USD	10,000,000	6
Bank of America, N.A. Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.24	USD	5,400,000	–
J.P. Morgan Securities plc Foreign Exchange USD/CAD Expiring July 2022 with strike price of $1.26	USD	3,650,000	–
Total Foreign Exchange Options			625,902
Total OTC Options Purchased
(Cost $8,056,673)			1,777,327

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.5%
Call Swaptions on:
Interest Rate Swaptions
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	3,494,157
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	2,206,193
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	2,189,282
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $22,770,938)	GBP	18,750,000	1,850,471
Citibank, N.A. 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.60% (Notional Value $80,128,515)	EUR	76,645,000	1,545,807
Total Interest Rate Swaptions			11,285,910
Put Swaptions on:
Interest Rate Swaptions
Citibank, N.A. 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.60% (Notional Value $80,128,515)	EUR	76,645,000	5,101,924
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	4,463,371
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	3,971,782
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $22,770,938)	GBP	18,750,000	3,808,017
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	3,290,727
Total Interest Rate Swaptions			20,635,821
Total OTC Interest Rate Swaptions Purchased
(Cost $33,025,782)			31,921,731
Total Investments - 106.4%
(Cost $7,929,997,645)			7,064,498,097

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $37,351)	41	–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $36,440)	40	–
Total Equity Options		–
Total Listed Options Written
(Premiums received $85,529)		–

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Contracts/ Notional Value	Value
OTC OPTIONS WRITTEN†† - (0.1)%
Foreign Exchange Options
Morgan Stanley Capital Services LLC Foreign Exchange AUD/CAD Expiring July 2022 with strike price of AUD 0.92 (Notional Value $2,647,452)	AUD	3,850,000	$–
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.03 (Notional Value $17,772,650)	EUR	17,000,000	–
Bank of America, N.A. Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 147.35 (Notional Value $2,509,080)	EUR	2,400,000	(66)
UBS AG Foreign Exchange USD/CHF Expiring July 2022 with strike price of $0.99	USD	2,550,000	(167)
UBS AG Foreign Exchange AUD/CAD Expiring July 2022 with strike price of AUD 0.91 (Notional Value $8,389,330)	AUD	12,200,000	(788)
Barclays Bank plc Foreign Exchange EUR/GBP Expiring July 2022 with strike price of EUR 0.87 (Notional Value $2,404,535)	EUR	2,300,000	(1,430)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring July 2022 with strike price of AUD 97.85 (Notional Value $1,719,125)	AUD	2,500,000	(2,828)
Barclays Bank plc Foreign Exchange NZD/JPY Expiring July 2022 with strike price of NZD 87.31 (Notional Value $1,492,200)	NZD	2,400,000	(4,230)
Deutsche Bank AG Foreign Exchange USD/JPY Expiring July 2022 with strike price of $138.50	USD	2,600,000	(6,329)
J.P. Morgan Securities plc Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 145.25 (Notional Value $2,509,080)	EUR	2,400,000	(9,198)
J.P. Morgan Securities plc Foreign Exchange USD/CHF Expiring July 2022 with strike price of $0.97	USD	18,200,000	(10,325)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 106.50 (Notional Value $2,558,239)	CAD	3,300,000	(17,481)
Citibank, N.A. Foreign Exchange USD/JPY Expiring July 2022 with strike price of $135.85	USD	4,750,000	(54,677)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 105.40 (Notional Value $8,760,029)	CAD	11,300,000	(56,488)
Goldman Sachs International Foreign Exchange USD/JPY Expiring July 2022 with strike price of $132.60	USD	2,600,000	(62,295)
J.P. Morgan Chase Bank, N.A. Foreign Exchange AUD/JPY Expiring July 2022 with strike price of AUD 94.84 (Notional Value $18,429,020)	AUD	26,800,000	(136,500)
Goldman Sachs International Foreign Exchange USD/JPY Expiring July 2022 with strike price of $134.25	USD	9,600,000	(149,890)
Bank of America, N.A. Foreign Exchange EUR/GBP Expiring July 2022 with strike price of EUR 0.85 (Notional Value $17,772,650)	EUR	17,000,000	(152,292)
Barclays Bank plc Foreign Exchange USD/JPY Expiring July 2022 with strike price of $131.60	USD	5,000,000	(165,968)
Citibank, N.A. Foreign Exchange NZD/JPY Expiring July 2022 with strike price of NZD 83.48 (Notional Value $18,559,237)	NZD	29,850,000	(335,153)
Citibank, N.A. Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 103.70 (Notional Value $18,954,223)	CAD	24,450,000	(369,270)
Barclays Bank plc Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 138.80 (Notional Value $17,511,288)	EUR	16,750,000	(477,152)
Bank of America, N.A. Foreign Exchange USD/JPY Expiring July 2022 with strike price of $129.68	USD	17,600,000	(798,396)
Total Foreign Exchange Options			(2,810,923)
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring July 2022 with strike price of $127.30	USD	2,600,000	–
Barclays Bank plc Foreign Exchange EUR/GBP Expiring July 2022 with strike price of EUR 0.85 (Notional Value $2,404,535)	EUR	2,300,000	(178)
Bank of America, N.A. Foreign Exchange USD/JPY Expiring July 2022 with strike price of $129.68	USD	17,600,000	(347)
Deutsche Bank AG Foreign Exchange USD/JPY Expiring July 2022 with strike price of $130.90	USD	2,600,000	(2,718)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 100.05 (Notional Value $2,558,239)	CAD	3,300,000	(4,546)
Barclays Bank plc Foreign Exchange NZD/JPY Expiring July 2022 with strike price of NZD 81.16 (Notional Value $1,492,200)	NZD	2,400,000	(5,364)
Bank of America, N.A. Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 140.90 (Notional Value $2,509,080)	EUR	2,400,000	(5,859)
J.P. Morgan Securities plc Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 137.25 (Notional Value $2,509,080)	EUR	2,400,000	(7,430)
UBS AG Foreign Exchange USD/CHF Expiring July 2022 with strike price of $0.95	USD	2,550,000	(9,986)
Barclays Bank plc Foreign Exchange USD/JPY Expiring July 2022 with strike price of $131.60	USD	5,000,000	(13,680)
J.P. Morgan Securities plc Foreign Exchange AUD/JPY Expiring July 2022 with strike price of AUD 91.65 (Notional Value $1,719,125)	AUD	2,500,000	(13,773)
Morgan Stanley Capital Services LLC Foreign Exchange AUD/CAD Expiring July 2022 with strike price of AUD 0.89 (Notional Value $2,647,452)	AUD	3,850,000	(17,259)
Bank of America, N.A. Foreign Exchange EUR/GBP Expiring July 2022 with strike price of EUR 0.85 (Notional Value $17,772,650)	EUR	17,000,000	(18,276)
Goldman Sachs International Foreign Exchange USD/JPY Expiring July 2022 with strike price of $134.25	USD	9,600,000	(41,661)
Citibank, N.A. Foreign Exchange USD/JPY Expiring July 2022 with strike price of $135.85	USD	4,750,000	(59,659)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 105.40 (Notional Value $8,760,029)	CAD	11,300,000	(65,807)
Barclays Bank plc Foreign Exchange EUR/JPY Expiring July 2022 with strike price of EUR 138.80 (Notional Value $17,511,288)	EUR	16,750,000	(75,938)
Citibank, N.A. Foreign Exchange CAD/JPY Expiring July 2022 with strike price of CAD 103.70 (Notional Value $18,954,223)	CAD	24,450,000	(90,882)
Citibank, N.A. Foreign Exchange NZD/JPY Expiring July 2022 with strike price of NZD 83.48 (Notional Value $18,559,238)	NZD	29,850,000	(132,969)
UBS AG Foreign Exchange AUD/CAD Expiring July 2022 with strike price of AUD 0.91 (Notional Value $8,389,330)	AUD	12,200,000	(206,573)
J.P. Morgan Securities plc Foreign Exchange USD/CHF Expiring July 2022 with strike price of $0.97	USD	18,200,000	(333,003)
J.P. Morgan Chase Bank, N.A. Foreign Exchange AUD/JPY Expiring July 2022 with strike price of AUD 94.84 (Notional Value $18,429,020)	AUD	26,800,000	(436,387)
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring July 2022 with strike price of EUR 1.03 (Notional Value $17,772,650)	EUR	17,000,000	(491,930)
Total Foreign Exchange Options			(2,034,225)
Total OTC Options Written
(Premiums received $5,440,966)			(4,845,148)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

		Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2024 with exercise rate of 1.60% (Notional Value $12,153,357)	EUR	11,625,000	$(193,946)
Goldman Sachs International 20-Year Interest Rate Swap Expiring April 2026 with exercise rate of 1.69% (Notional Value $2,561,275)	GBP	2,109,000	(206,896)
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2026 with exercise rate of 2.56%	USD	3,000,000	(243,825)
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	(755,811)
Total Interest Rate Swaptions			(1,400,478)
Put Swaptions on:
Interest Rate Swaptions
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2026 with exercise rate of 2.56%	USD	3,000,000	(336,863)
Goldman Sachs International 20-Year Interest Rate Swap Expiring April 2026 with exercise rate of 1.69% (Notional Value $2,561,275)	GBP	2,109,000	(389,902)
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2024 with exercise rate of 1.60% (Notional Value $12,153,356)	EUR	11,625,000	(520,916)
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	(760,007)
Total Interest Rate Swaptions			(2,007,688)
Total OTC Interest Rate Swaptions Written
(Premiums received $3,480,361)			(3,408,166)
Other Assets & Liabilities, net - (6.3)%			(418,792,755)
Total Net Assets - 100.0%			$6,637,452,028

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	389	Aug 2022	$70,319,530	$(2,381,412)
Silver Futures Contracts	571	Sep 2022	57,699,550	(3,483,838)
			$128,019,080	$(5,865,250)

Commodity Futures Contracts Sold Short†
WTI Crude Futures Contracts	466	Jul 2022	$49,354,060	$6,868,829

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	$70,000,000	$171,665	$1,225,590	$(1,053,925)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31		180,000,000	$19,212,660	$1,472	$19,211,188
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	1.78%	Annually	03/11/32		23,700,000	2,002,080	426	2,001,654
J.P. Morgan Securities LLC	LCH	Receive	6-Month Budapest Interbank Offering Rate	6.94%	Semi-Annually	04/11/26	HUF	7,085,722,000	310,882	78	310,804
J.P. Morgan Securities LLC	LCH	Receive	3-Month Korea Certificate of Deposit Rate	2.89%	Quarterly	04/12/27	KRW	22,687,810,000	191,465	69	191,396
J.P. Morgan Securities LLC	LCH	Pay	6-Month EURIBOR	1.60%	Semi-Annually	04/12/32	EUR	21,571,000	(932,481)	(1,072,188)	139,707
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	2.38%	Annually	04/16/49		2,806,000	115,400	34,042	81,358
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	2.69%	Annually	04/21/32		7,454,000	52,462	(3,007)	55,469
J.P. Morgan Securities LLC	LCH	Receive	3-Month Prague Interbank Offering Rate	4.63%	Semi-Annually	04/12/25	CZK	853,137,000	50,838	76	50,762
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	1.58%	Annually	04/12/47	GBP	1,162,000	(109,475)	(139,325)	29,850
J.P. Morgan Securities LLC	LCH	Receive	Sterling Overnight Interbank Average Rate	0.88%	Annually	12/09/25	GBP	380,000	25,184	(143)	25,327
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	2.39%	Annually	04/12/37		3,542,000	87,378	73,796	13,582
J.P. Morgan Securities LLC	LCH	Receive	1D Euro Short Term Rate	0.50%	Annually	04/17/24	EUR	640,000	7,424	(92)	7,516
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.70%	Annually	04/22/30		90,000	(333)	(365)	32
J.P. Morgan Securities LLC	LCH	Receive	U.S. Secured Overnight Financing Rate	2.56%	Annually	04/22/46		108,000	(3,555)	3,419	(6,974)
J.P. Morgan Securities LLC	LCH	Receive	Sterling Overnight Interbank Average Rate	1.69%	Annually	04/20/46	GBP	145,000	(14,161)	3,621	(17,782)
J.P. Morgan Securities LLC	LCH	Pay	Overnight Tokyo Average Rate	0.33%	Annually	04/12/28	JPY	2,121,592,000	(43,052)	(3,068)	(39,984)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	2.67%	Annually	04/19/27		7,583,000	(56,323)	269	(56,592)
J.P. Morgan Securities LLC	LCH	Pay	1D Euro Short Term Rate	0.92%	Annually	04/12/27	EUR	6,017,000	(205,323)	1,094	(206,417)
J.P. Morgan Securities LLC	LCH	Receive	6-Month EURIBOR	1.60%	Semi-Annually	04/17/29	EUR	4,156,000	(151,215)	96,712	(247,927)
J.P. Morgan Securities LLC	LCH	Pay	3-Month Stockholm Interbank Offering Rate	2.24%	Quarterly	04/11/24	SEK	318,567,000	(263,498)	68	(263,566)
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	0.85%	Annually	12/03/26	GBP	4,491,000	(376,856)	(52,831)	(324,025)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.08%	Annually	12/06/28		6,071,000	(611,617)	(108,594)	(503,023)
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.23%	Annually	12/03/31		6,975,000	(918,249)	(183,895)	(734,354)
									$18,369,635	$(1,348,366)	$19,718,001

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	92,228,427	24,775,937 USD	08/01/22	$1,720,417
Barclays Bank plc	ILS	Sell	92,228,427	27,935,310 USD	08/01/22	1,438,956
Deutsche Bank AG	NOK	Buy	267,539,569	26,785,028 USD	07/08/22	379,740
UBS AG	JPY	Sell	3,400,000,000	25,417,425 USD	07/05/22	359,940
JPMorgan Chase Bank, N.A.	EUR	Sell	31,980,000	333,566,575 NOK	07/08/22	350,505
JPMorgan Chase Bank, N.A.	USD	Sell	34,980,000	45,380,418 CAD	07/05/22	283,909
JPMorgan Chase Bank, N.A.	CHF	Buy	14,938,676	15,463,059 USD	07/11/22	194,426
UBS AG	EUR	Sell	18,200,000	18,385,440 CHF	07/11/22	190,707
Barclays Bank plc	ILS	Sell	5,382,450	1,706,566 USD	11/30/22	142,485
UBS AG	ILS	Sell	18,825,521	5,499,318 USD	08/01/22	90,925
UBS AG	ILS	Sell	3,026,363	958,280 USD	11/30/22	78,852
UBS AG	GBP	Sell	7,160,000	8,777,586 USD	07/05/22	61,715
Deutsche Bank AG	EUR	Sell	9,150,000	9,647,779 USD	07/08/22	57,633
BNP Paribas	USD	Sell	17,780,000	2,419,378,362 JPY	07/05/22	50,452
Goldman Sachs International	CAD	Sell	56,900,000	44,261,900 USD	07/15/22	46,880
Barclays Bank plc	GBP	Sell	4,308,125	5,286,203 USD	07/05/22	41,921
Goldman Sachs International	USD	Sell	4,030,000	5,239,343 CAD	07/05/22	41,353
JPMorgan Chase Bank, N.A.	EUR	Buy	9,190,000	98,096,997 SEK	07/08/22	40,377
JPMorgan Chase Bank, N.A.	CAD	Sell	7,960,000	6,222,367 USD	07/05/22	36,863
JPMorgan Chase Bank, N.A.	GBP	Sell	3,730,000	4,576,188 USD	07/05/22	35,659
Bank of America, N.A.	USD	Sell	22,990,000	29,629,412 CAD	07/05/22	34,224
Citibank, N.A.	CAD	Buy	3,000,000	311,607,000 JPY	07/19/22	32,701
Bank of America, N.A.	NZD	Sell	8,800,000	5,527,913 USD	07/19/22	31,943
JPMorgan Chase Bank, N.A.	AUD	Sell	9,608,000	6,662,864 USD	07/05/22	28,421
Citibank, N.A.	USD	Buy	1,800,000	2,283,903 CAD	07/05/22	25,239
Barclays Bank plc	USD	Buy	5,440,000	734,971,200 JPY	07/05/22	23,374
UBS AG	CAD	Sell	4,055,000	3,173,881 USD	07/05/22	22,849
UBS AG	EUR	Sell	4,100,000	4,345,664 USD	09/30/22	21,635
Citibank, N.A.	NZD	Buy	2,500,000	208,847,500 JPY	07/19/22	20,848
JPMorgan Chase Bank, N.A.	USD	Buy	450,000	4,247,370 NOK	07/07/22	18,750
UBS AG	USD	Sell	5,550,000	755,511,874 JPY	07/05/22	18,008
Bank of America, N.A.	AUD	Sell	8,440,000	5,844,059 USD	07/05/22	16,134
Goldman Sachs International	AUD	Sell	5,660,000	3,918,427 USD	07/05/22	10,127
JPMorgan Chase Bank, N.A.	EUR	Sell	2,600,000	2,734,052 USD	07/08/22	8,983
Barclays Bank plc	GBP	Buy	752,000	907,177 USD	07/15/22	8,400
Bank of America, N.A.	GBP	Buy	5,970,000	7,259,174 USD	07/05/22	8,109
Goldman Sachs International	GBP	Buy	2,190,000	2,657,845 USD	07/05/22	8,042
JPMorgan Chase Bank, N.A.	USD	Sell	260,000	253,266 CHF	07/11/22	5,453
Morgan Stanley Capital Services LLC	EUR	Sell	310,000	315,097 CHF	07/11/22	5,280
Citibank, N.A.	CAD	Buy	1,020,000	788,573 USD	07/15/22	4,034
JPMorgan Chase Bank, N.A.	HUF	Sell	172,960,000	459,193 USD	07/27/22	3,466
UBS AG	AUD	Sell	8,240,000	5,693,008 USD	07/05/22	3,186
JPMorgan Chase Bank, N.A.	NZD	Sell	6,430,000	4,018,937 USD	07/19/22	3,130
UBS AG	NZD	Buy	720,000	447,349 USD	07/19/22	2,321
Goldman Sachs International	GBP	Sell	5,860,000	7,135,675 USD	07/05/22	2,296
Goldman Sachs International	NZD	Sell	870,000	545,553 USD	07/19/22	2,201
JPMorgan Chase Bank, N.A.	EUR	Buy	690,000	688,465 CHF	07/11/22	1,747
Deutsche Bank AG	NOK	Sell	77,509,485	7,870,976 USD	07/08/22	1,011
Barclays Bank plc	GBP	Sell	75,275,000	91,649,909 USD	07/15/22	891
Barclays Bank plc	EUR	Buy	290,000	289,251 CHF	07/11/22	844
Barclays Bank plc	CAD	Sell	410,000	319,226 USD	07/13/22	629
Barclays Bank plc	NZD	Buy	300,000	25,345,500 JPY	07/21/22	382
Barclays Bank plc	EUR	Buy	3,210,000	3,365,736 USD	07/15/22	285
Citibank, N.A.	EUR	Buy	130,000	130,065 CHF	07/11/22	(42)
Barclays Bank plc	CAD	Sell	1,585,000	1,230,859 USD	07/05/22	(802)
JPMorgan Chase Bank, N.A.	GBP	Buy	132,000	161,956 USD	07/15/22	(1,243)
UBS AG	CAD	Sell	3,000,000	2,329,780 USD	07/08/22	(1,432)
UBS AG	AUD	Buy	850,000	589,145 USD	07/05/22	(2,210)
Deutsche Bank AG	USD	Buy	5,140,000	6,617,894 CAD	07/05/22	(2,589)
Deutsche Bank AG	CAD	Sell	1,230,000	949,621 USD	07/05/22	(6,180)
JPMorgan Chase Bank, N.A.	SEK	Buy	5,325,733	527,519 USD	07/08/22	(6,782)
Bank of America, N.A.	EUR	Sell	1,000,000	854,710 GBP	07/08/22	(7,608)
Goldman Sachs International	GBP	Buy	831,000	1,020,951 USD	07/15/22	(9,190)
BNP Paribas	USD	Buy	25,790,000	3,501,041,421 JPY	07/05/22	(12,145)
Citibank, N.A.	USD	Buy	1,000,000	9,976,100 NOK	07/18/22	(13,134)
JPMorgan Chase Bank, N.A.	AUD	Buy	4,060,000	2,816,958 USD	07/05/22	(13,478)
JPMorgan Chase Bank, N.A.	EUR	Sell	11,150,000	119,350,136 SEK	07/08/22	(16,576)
UBS AG	USD	Buy	7,950,000	1,081,290,019 JPY	07/05/22	(18,944)
JPMorgan Chase Bank, N.A.	USD	Buy	17,650,000	2,397,911,199 JPY	07/05/22	(22,243)
JPMorgan Chase Bank, N.A.	EUR	Buy	3,640,000	3,838,233 USD	07/08/22	(23,137)
UBS AG	GBP	Buy	3,010,000	3,688,237 USD	07/05/22	(24,163)
UBS AG	AUD	Buy	2,600,000	246,922,000 JPY	07/25/22	(26,393)
UBS AG	EUR	Sell	16,280,000	17,036,422 USD	07/08/22	(26,702)
JPMorgan Chase Bank, N.A.	EUR	Buy	900,000	925,740 CHF	07/05/22	(26,810)
UBS AG	SEK	Buy	87,629,273	8,598,102 USD	07/08/22	(29,918)
Deutsche Bank AG	USD	Buy	5,180,000	707,318,950 JPY	07/05/22	(32,833)
Deutsche Bank AG	USD	Sell	7,900,000	10,119,953 CAD	07/05/22	(36,054)
UBS AG	USD	Buy	9,310,000	12,038,176 CAD	07/05/22	(44,545)
UBS AG	EUR	Buy	5,420,000	5,473,854 CHF	07/11/22	(55,356)
Goldman Sachs International	EUR	Buy	7,300,000	7,713,217 USD	07/15/22	(58,401)
UBS AG	USD	Sell	8,000,000	10,203,568 CAD	07/05/22	(71,081)
JPMorgan Chase Bank, N.A.	NZD	Buy	16,160,000	10,169,238 USD	07/19/22	(76,637)
JPMorgan Chase Bank, N.A.	USD	Buy	21,480,000	27,743,186 CAD	07/05/22	(78,487)
UBS AG	JPY	Sell	1,773,850,000	12,991,812 USD	07/01/22	(81,194)
Deutsche Bank AG	NZD	Buy	15,019,520	9,502,054 USD	07/19/22	(121,732)
Bank of America, N.A.	USD	Buy	28,890,000	37,336,396 CAD	07/05/22	(123,113)
Deutsche Bank AG	CAD	Buy	17,516,528	13,758,418 USD	07/05/22	(146,793)
JPMorgan Chase Bank, N.A.	CAD	Buy	8,967,705	7,147,675 USD	07/05/22	(179,111)
UBS AG	EUR	Buy	36,890,000	38,860,152 USD	07/08/22	(195,617)
JPMorgan Chase Bank, N.A.	USD	Sell	47,226,000	6,377,004,691 JPY	07/05/22	(228,442)
JPMorgan Chase Bank, N.A.	EUR	Buy	33,320,000	346,884,417 NOK	07/08/22	(298,283)
Barclays Bank plc	EUR	Sell	294,925,000	308,947,533 USD	07/15/22	(312,242)
JPMorgan Chase Bank, N.A.	JPY	Sell	7,889,021,954	57,767,905 USD	07/05/22	(372,991)
						$3,214,025

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.69%	04/19/27	2.69%	$92,814,000	$3,494,157
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	2,206,193
Citibank, N.A. 20-Year Interest Rate Swap	Pay	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	2,189,282
Barclays Bank plc 20-Year Interest Rate Swap	Pay	SONIA	Annual	1.58%	04/12/27	1.58%	22,770,938	1,850,471
Citibank, N.A. 5-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	1.60%	04/08/27	1.60%	80,128,515	1,545,807
								$11,285,910
Put
Citibank, N.A. 5-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	1.60%	04/08/27	1.60%	$80,128,515	$5,101,924
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	4,463,371
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.69%	04/19/27	2.69%	92,814,000	3,971,782
Barclays Bank plc 20-Year Interest Rate Swap	Receive	SONIA	Annual	1.58%	04/12/27	1.58%	22,770,938	3,808,017
Citibank, N.A. 20-Year Interest Rate Swap	Receive	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	3,290,727
								$20,635,821

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	1.60%	04/15/24	1.60%	$12,153,357	$(193,946)
Goldman Sachs International 20-Year Interest Rate Swap	Receive	SONIA	Annual	1.69%	04/20/26	1.69%	2,561,275	(206,896)
Citibank, N.A. 20-Year Interest Rate Swap	Receive	SOFR	Annual	2.56%	04/20/26	2.56%	3,000,000	(243,825)
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.70%	04/17/25	2.70%	22,032,000	(755,811)
								$(1,400,478)
Put
Citibank, N.A. 20-Year Interest Rate Swap	Pay	SOFR	Annual	2.56%	04/20/26	2.56%	$3,000,000	$(336,863)
Goldman Sachs International 20-Year Interest Rate Swap	Pay	SONIA	Annual	1.69%	04/20/26	1.69%	2,561,275	(389,902)
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	1.60%	04/15/24	1.60%	12,153,356	(520,916)
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.70%	04/17/25	2.70%	22,032,000	(760,007)
								$(2,007,688)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,635,661,892 (cost $3,000,380,434), or 39.7% of total net assets.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2022, the total market value of segregated or earmarked securities was $460,184,745 — See Note 2.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $88,204,205 (cost $108,628,876), or 1.3% of total net assets — See Note 6.
[9]	Security is in default of interest and/or principal obligations.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
[11]	Payment-in-kind security.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Security is an interest-only strip.
[14]	Zero coupon rate security.
[15]	Security is a principal-only strip.
[16]	Rate indicated is the effective yield at the time of purchase.
[17]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2022.
[18]	All or a portion of this security is pledged as listed options collateral at June 30, 2022.
[19]	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

AUD — Australian Dollar
CAD — Canadian Dollar
CDX.NA.IG.33.V1 — Credit Default Swap North American Investment Grade Series 33 Index Version 1
CHF — Swiss Franc
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
HUF — Hungarian Forint
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LCH — London Clearing House
LIBOR — London Interbank Offered Rate
NOK — Norwegian Krone
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$262,850,025	$7,621,053	$806,070		$271,277,148
Preferred Stocks	—	420,317,275	—	*	420,317,275
Warrants	1,200,959	—	—		1,200,959
Exchange-Traded Funds	54,338,794	—	—		54,338,794
Mutual Funds	181,758,797	—	—		181,758,797
Closed-End Funds	72,863,785	—	—		72,863,785
Money Market Funds	20,289,555	—	—		20,289,555
Corporate Bonds	—	2,095,046,960	154,105,086		2,249,152,046
Senior Floating Rate Interests	—	1,413,183,803	374,123,151		1,787,306,954
Asset-Backed Securities	—	1,007,056,761	259,656,536		1,266,713,297
Collateralized Mortgage Obligations	—	438,792,015	47,700,576		486,492,591
U.S. Government Securities	—	141,007,046	—		141,007,046
Foreign Government Debt	—	46,965,068	—		46,965,068
U.S. Treasury Bills	—	14,761,834	—		14,761,834
Senior Fixed Rate Interests	—	179,356	2,973,154		3,152,510
Options Purchased	13,201,380	1,777,327	—		14,978,707
Interest Rate Swaptions Purchased	—	31,921,731	—		31,921,731
Commodity Futures Contracts**	6,868,829	—	—		6,868,829
Interest Rate Swap Agreements**	—	22,118,645	—		22,118,645
Forward Foreign Currency Exchange Contracts**	—	6,018,658	—		6,018,658
Total Assets	$613,372,124	$5,646,767,532	$839,364,573		$7,099,504,229

Investments in Securities (Liabilities)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	*	$4,845,148	$—	$4,845,148
Interest Rate Swaptions Written	—		3,408,166	—	3,408,166
Commodity Futures Contracts**	5,865,250		—	—	5,865,250
Credit Default Swap Agreements**	—		1,053,925	—	1,053,925
Interest Rate Swap Agreements**	—		2,400,644	—	2,400,644
Forward Foreign Currency Exchange Contracts**	—		2,804,633	—	2,804,633
Unfunded Loan Commitments (Note 5)	—		—	2,752,374	2,752,374
Total Liabilities	$5,865,250		$14,512,516	$2,752,374	$23,130,140

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $419,168,545 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$136,442,182	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	63,898,333	Yield Analysis	Yield	5.7%-7.2%	6.7%
Asset-Backed Securities	24,244,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	20,767,673	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	14,304,348	Option adjusted spread off third party pricing	Trade Price	—	—
Collateralized Mortgage Obligations	32,418,582	Yield Analysis	Yield	5.8%	—
Collateralized Mortgage Obligations	15,281,994	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	805,888	Enterprise Value	Valuation Multiple	2.6x-18.6x	8.6	x
Common Stocks	182	Model Price	Liquidation Value	—	—
Corporate Bonds	94,577,613	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	27,011,473	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	22,220,000	Yield Analysis	Yield	4.9%	—
Corporate Bonds	10,296,000	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	2,973,154	Yield Analysis	Yield	7.4%	—
Senior Floating Rate Interests	239,060,882	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	112,430,201	Yield Analysis	Yield	7.1%-10.7%	8.6%
Senior Floating Rate Interests	16,688,125	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	5,943,943	Third Party Pricing	Vendor Price	—	—
Total Assets	$839,364,573
Liabilities:
Unfunded Loan Commitments	$2,752,374	Model Price	Purchase price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $243,066,336 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $64,912,893 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$134,755,864	$33,621,388	$132,694,814	$202,766,682	$1,167,187	$3,044,928	$508,050,863	$(3,698,361)
Purchases/(Receipts)	95,543,362	-	67,214,089	114,520,014	(100)	-	277,277,365	(1,085,203)
(Sales, maturities and paydowns)/Fundings	(11,108,590)	(22,382,728)	(33,102,468)	(26,144,667)	(826)	-	(92,739,279)	2,169,199
Amortization of premiums/discounts	209,868	(16,558)	46,705	1,248,919	-	2,022	1,490,956	240,247
Total realized gains (losses) included in earnings	(1,433,109)	(10,469)	(1)	115,297	(6,599)	-	(1,334,881)	50,431
Total change in unrealized appreciation (depreciation) included in earnings	(7,025,736)	(1,589,066)	(10,208,788)	(12,292,383)	(344,125)	(73,796)	(31,533,894)	(428,687)
Transfers into Level 3	48,714,877	38,078,009	-	156,273,450	-	-	243,066,336	-
Transfers out of Level 3	-	-	(2,539,265)	(62,364,161)	(9,467)	-	(64,912,893)	-
Ending Balance	$259,656,536	$47,700,576	$154,105,086	$374,123,151	$806,070	$2,973,154	$839,364,573	$(2,752,374)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$(8,717,242)	$(1,599,585)	$(9,820,083)	$(6,727,093)	$(244,464)	$(73,796)	$(27,182,263)	$(257,783)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
Platinum for Belize Blue Investment Company LLC, 1.60% due 10/20/40	2.10%	10/21/22	4.47%	10/21/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$26,465	$–	$–	$–	$–	$26,465	37,539	$–	$–
Targus Group International Equity, Inc.*	31,107	–	–	–	1,031	32,138	12,773	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	26,522,954	212,702	–	–	205,092	26,940,748	1,010,531	212,702	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	71,222,266	13,030,937	–	–	(10,688,020)	73,565,183	2,237,384	920,449	3,660,423
Guggenheim Strategy Fund II	17,552,529	1,064,656	–	–	(619,877)	17,997,308	745,539	222,921	–
Guggenheim Strategy Fund III	15,636,354	2,506,961	–	–	(638,149)	17,505,166	723,055	214,625	–
Guggenheim Ultra Short Duration Fund — Institutional Class	46,880,462	380,875	–	–	(1,510,945)	45,750,392	4,740,973	380,875	–
	$177,872,137	$17,196,131	$–	$–	$(13,250,868)	$181,817,400		$1,951,572	$3,660,423

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 61.3%
REITs - 61.3%
REITs-Diversified - 13.7%
VICI Properties, Inc.	76,400	$2,275,956
Gaming and Leisure Properties, Inc.	28,960	1,328,106
American Assets Trust, Inc.	36,013	1,069,586
Duke Realty Corp.	13,497	741,660
American Tower Corp. — Class A	1,762	450,350
Crown Castle International Corp.	2,654	446,880
SBA Communications Corp.	1,395	446,470
Total REITs-Diversified		6,759,008
REITs-Apartments - 9.1%
Equity Residential	21,456	1,549,552
AvalonBay Communities, Inc.[1]	7,729	1,501,358
Invitation Homes, Inc.	37,367	1,329,518
American Campus Communities, Inc.*,1	2,161	139,320
Total REITs-Apartments		4,519,748
REITs-Shopping Centers - 7.6%
SITE Centers Corp.	94,005	1,266,247
NETSTREIT Corp.	56,410	1,064,457
Kite Realty Group Trust[1]	33,972	587,376
Brixmor Property Group, Inc.	28,886	583,786
Acadia Realty Trust	17,150	267,883
Total REITs-Shopping Centers		3,769,749
REITs-Office Property - 5.9%
Alexandria Real Estate Equities, Inc.	8,628	1,251,319
Cousins Properties, Inc.	37,507	1,096,330
Empire State Realty Trust, Inc. — Class A	69,220	486,617
Piedmont Office Realty Trust, Inc. — Class A	8,885	116,571
Total REITs-Office Property		2,950,837
REITs-Hotels - 5.9%
Xenia Hotels & Resorts, Inc.*	75,463	1,096,477
Ryman Hospitality Properties, Inc.*,1	13,832	1,051,647
DiamondRock Hospitality Co.*	95,548	784,449
Total REITs-Hotels		2,932,573
REITs-Single Tenant - 5.1%
Four Corners Property Trust, Inc.	63,317	1,683,599
Agree Realty Corp.	11,639	839,521
Total REITs-Single Tenant		2,523,120
REITs-Manufactured Homes - 4.1%
Sun Communities, Inc.	12,668	2,018,772

REITs-Storage - 4.0%
National Storage Affiliates Trust[1]	39,457	1,975,612
REITs-Health Care - 3.7%
Ventas, Inc.[1]	18,816	967,707
CareTrust REIT, Inc.	44,527	821,078
Total REITs-Health Care		1,788,785
REITs-Warehouse/Industries - 2.2%
Rexford Industrial Realty, Inc.[1]	18,708	1,077,394
Total REITs		30,315,598
Total Common Stocks
(Cost $30,815,747)		30,315,598

MONEY MARKET FUND† - 37.3%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 1.05%[2]	18,438,049	18,438,049
Total Money Market Fund
(Cost $18,438,049)		18,438,049
Total Investments - 98.6%
(Cost $49,253,796)		$48,753,647
Other Assets & Liabilities, net - 1.4%		669,076
Total Net Assets - 100.0%		$49,422,723

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	1.25% (Federal Funds Rate - 0.33%)	At Maturity	07/22/24	$15,431,756	$1,257,506
Goldman Sachs International	GS Equity Custom Basket	Receive	1.37% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	15,431,766	1,247,891
						$30,863,522	$2,505,397

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	25,800	(3.73)%	$239,898
Broadstone Net Lease, Inc.	40,869	(5.43)%	204,193
Office Properties Income Trust	28,387	(3.67)%	184,642
Omega Healthcare Investors, Inc.	23,576	(4.31)%	162,605
STORE Capital Corp.	20,914	(3.53)%	145,281
Host Hotels & Resorts, Inc.	47,628	(4.84)%	99,761
Necessity Retail REIT, Inc.	58,188	(2.75)%	79,336
RLJ Lodging Trust	8,921	(0.64)%	40,181
Apartment Income REIT Corp.	9,025	(2.43)%	37,468
Camden Property Trust	4,080	(3.56)%	36,492
Essex Property Trust, Inc.	2,503	(4.24)%	35,084
LTC Properties, Inc.	12,846	(3.20)%	30,220
Apple Hospitality REIT, Inc.	43,920	(4.18)%	21,192
Public Storage	1,515	(3.07)%	15,458
STAG Industrial, Inc.	16,006	(3.20)%	14,735
Extra Space Storage, Inc.	2,836	(3.13)%	3,196
Equity Commonwealth	23,107	(4.12)%	2,593
Corporate Office Properties Trust	10,221	(1.73)%	909
Americold Realty Trust, Inc.	9,166	(1.78)%	(2,725)
Realty Income Corp.	22,047	(9.75)%	(8,421)
Phillips Edison & Company, Inc.	29,432	(6.37)%	(31,900)
Washington Real Estate Investment Trust	32,189	(4.45)%	(39,269)
Mid-America Apartment Communities, Inc.	6,049	(6.85)%	(231,082)
Total Financial			1,039,847
Exchange-Traded Funds
Vanguard Real Estate ETF	15,305	(9.04)%	208,044
Total GS Equity Short Custom Basket			$1,247,891

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	25,800	(3.73)%	$238,479
Broadstone Net Lease, Inc.	40,869	(5.43)%	211,972
Office Properties Income Trust	28,387	(3.67)%	183,638
Omega Healthcare Investors, Inc.	23,576	(4.31)%	159,184
STORE Capital Corp.	20,914	(3.53)%	144,183
Host Hotels & Resorts, Inc.	47,628	(4.84)%	99,233
Necessity Retail REIT, Inc.	58,188	(2.75)%	78,473
RLJ Lodging Trust	8,921	(0.64)%	40,124
Essex Property Trust, Inc.	2,503	(4.24)%	38,500
Apartment Income REIT Corp.	9,025	(2.43)%	37,672
Camden Property Trust	4,080	(3.56)%	36,572
LTC Properties, Inc.	12,846	(3.20)%	29,970
Apple Hospitality REIT, Inc.	43,920	(4.18)%	21,116
Public Storage	1,515	(3.07)%	15,306
STAG Industrial, Inc.	16,006	(3.20)%	14,314
Extra Space Storage, Inc.	2,836	(3.13)%	3,140
Equity Commonwealth	23,107	(4.12)%	2,301
Corporate Office Properties Trust	10,221	(1.73)%	727
Americold Realty Trust, Inc.	9,166	(1.78)%	(2,399)
Realty Income Corp.	22,047	(9.75)%	(6,774)
Phillips Edison & Company, Inc.	29,432	(6.37)%	(25,329)
Washington Real Estate Investment Trust	32,189	(4.45)%	(39,805)
Mid-America Apartment Communities, Inc.	6,049	(6.85)%	(231,459)
Total Financial			1,049,138
Exchange-Traded Funds
Vanguard Real Estate ETF	15,305	(9.04)%	208,368
Total MS Equity Short Custom Basket			$1,257,506

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2022.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,315,598	$—	$—	$30,315,598
Money Market Fund	18,438,049	—	—	18,438,049
Equity Custom Basket Swap Agreements**	—	2,505,397	—	2,505,397
Total Assets	$48,753,647	$2,505,397	$—	$51,259,044

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
CLOSED-END FUNDS† - 9.5%
BlackRock MuniYield Quality Fund, Inc.	71,982	$913,452
BlackRock Municipal Income Quality Trust	54,840	679,468
BlackRock MuniVest Fund, Inc.	90,802	676,475
Nuveen California Quality Municipal Income Fund	49,986	616,327
DWS Municipal Income Trust	53,020	498,388
BlackRock Municipal Income Fund, Inc.	38,861	462,834
Invesco Trust for Investment Grade Municipals	40,355	424,938
Invesco Municipal Trust	36,338	369,194
Nuveen AMT-Free Quality Municipal Income Fund	29,451	346,049
BlackRock MuniHoldings California Quality Fund, Inc.	27,404	328,026
BNY Mellon Strategic Municipals, Inc.	110	724
Total Closed-End Funds
(Cost $6,218,794)		5,315,875

MONEY MARKET FUNDS† - 0.4%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 0.81%[1]	230,520	230,520
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	82	82
Total Money Market Funds
(Cost $230,602)		230,602

	Face Amount
MUNICIPAL BONDS†† - 82.5%
California - 22.9%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	1,985,524
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	2,000,000	1,293,133
due 08/01/37[2]	810,000	429,963
due 08/01/42[2]	250,000	102,773
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,103,494
5.00% due 05/15/44	100,000	106,961
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,091,724
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	472,003
due 07/01/46[2]	1,360,000	446,709
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	504,630
due 08/01/30[2]	415,000	310,615
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,4]	1,000,000	769,030
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	658,011
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	591,443
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	441,466
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	266,223
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	235,825
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51	500,000	228,970
Stockton Public Financing Authority Revenue Bonds
5.00% due 10/01/33	200,000	221,479
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	190,000	212,015
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	199,968
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	191,970
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	166,731
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	158,180
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	142,678
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	117,349
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	109,223

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 82.5% (continued)
California - 22.9% (continued)
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	$100,000	$106,872
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	90,000	90,246
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	76,711
Total California		12,831,919
Texas - 14.8%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	1,611,650
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,376,029
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,317,071
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	988,100
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	584,500
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	225,050
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	223,863
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	219,455
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	219,455
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	212,468
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	204,267
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	203,985
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	187,856
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	135,000	144,395
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	109,269
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	107,797
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	107,517
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	105,798
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/22	35,000	35,146
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	10,390
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	10,000	10,202
Leander Independent School District General Obligation Unlimited
due 08/15/22[2]	5,000	3,087
due 08/15/24[2]	5,000	2,804
Total Texas		8,210,154
Arizona - 5.3%
City of Phoenix Civic Improvement Corp. Revenue Bonds
5.00% due 07/01/45	1,250,000	1,386,541
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,165,499	932,630
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	265,051
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	215,950
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	111,548
Total Arizona		2,911,720
New York - 4.2%
New York City Municipal Water Finance Authority Revenue Bonds
5.00% due 06/15/49	1,000,000	1,079,012

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 82.5% (continued)
New York - 4.2% (continued)
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	$500,000	$516,097
New York Transportation Development Corp. Revenue Bonds
5.00% due 12/01/22	250,000	252,645
5.00% due 07/01/34	200,000	205,566
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	246,772
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	97,056
Total New York		2,397,148
Illinois - 3.8%
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/37	1,000,000	1,150,783
5.00% due 10/01/38	250,000	288,379
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	426,821
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	207,532
County of State Clair Illinois Highway Revenue Bonds
4.25% due 01/01/23	40,000	40,534
Total Illinois		2,114,049
Ohio - 3.0%
Dayton-Montgomery County Port Authority Revenue Bonds
1.83% due 09/01/38	1,600,000	1,257,375
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	212,927
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	211,355
City of Middleburg Heights Ohio Revenue Bonds
5.00% due 08/01/22	15,000	14,891
Total Ohio		1,696,548
Tennessee - 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds
2.25% due 07/01/45	1,500,000	1,089,388
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	401,422
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	168,213
Total Tennessee		1,659,023
Oregon - 2.7%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	623,910
due 06/15/50[2]	400,000	113,309
due 06/15/49[2]	350,000	104,071
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	567,533
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	107,084
Total Oregon		1,515,907
Virginia - 2.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,290,000	1,211,201
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	162,088
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	4,964
Total Virginia		1,378,253
Colorado - 2.4%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	725,519
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	220,135
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	153,359
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	116,742
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	107,028
Total Colorado		1,322,783
Georgia - 1.9%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,075,767

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 82.5% (continued)
North Carolina - 1.9%
Inlivian Revenue Bonds
2.02% due 04/01/42	$1,000,000	$730,662
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	324,197
Total North Carolina		1,054,859
District of Columbia - 1.8%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,009,989
West Virginia - 1.7%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	677,810
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	310,419
Total West Virginia		988,229
Washington - 1.5%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	221,631
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	217,277
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	215,720
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	190,986
Total Washington		845,614
New Jersey - 1.1%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	329,828
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	276,274
Total New Jersey		606,102
Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	346,349
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	216,241
Total Oklahoma		562,590
Michigan - 0.9%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	210,963
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	187,736
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	105,153
Total Michigan		503,852
Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	496,205	410,852
Arkansas - 0.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	352,777
Louisiana - 0.5%
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	273,481
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,417
Total Louisiana		278,898
Alaska - 0.5%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	277,880
Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	213,200
South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	213,069
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	206,171
Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	247,101	202,722
South Dakota - 0.3%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	162,997
Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	161,787

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
MUNICIPAL BONDS†† - 82.5% (continued)
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	$100,000	$109,023
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/22	20,000	19,800
Florida Higher Educational Facilities Financial Authority Revenue Bonds
3.00% due 12/01/22	15,000	14,943
Total Florida		143,766
Pennsylvania - 0.2%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	109,456
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	25,725
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	5,000	4,980
Total Pennsylvania		140,161
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	114,024
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	110,401
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	110,305
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	108,175
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	105,067
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[5]	100,000	104,990
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/23	60,000	61,025
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/22	15,000	14,850
4.25% due 07/01/22	10,000	9,900
4.00% due 07/01/22	10,000	9,900
5.00% due 07/01/27	5,000	5,302
Total Maryland		39,952
New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	31,167
Total Municipal Bonds
(Cost $52,960,844)		46,233,892

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.3%
Government Agency - 6.3%
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,172,974	1,920,545
Freddie Mac Multifamily
1.90% due 11/25/37	1,967,306	1,622,186
Total Collateralized Mortgage Obligations
(Cost $4,296,137)		3,542,731

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
2.26% due 12/08/22[6]	380,000	376,187
1.54% due 09/15/22[6]	250,000	249,166
1.02% due 08/11/22[6]	150,000	149,780
Total U.S. Treasury Bills
(Cost $775,195)		775,133
Total Investments - 100.1%
(Cost $64,481,572)		$56,098,233
Other Assets & Liabilities, net - (0.1)%		(73,314)
Total Net Assets - 100.0%		$56,024,919

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	09/27/51	$2,850,000	$705,717	$341	$705,376
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	1,200,000	385,704	303	385,401
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.60%	Quarterly	08/06/51	1,300,000	338,150	313	337,837
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.85%	Quarterly	11/18/51	800,000	167,749	308	167,441
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.48%	Annually	01/27/29	1,350,000	102,803	289	102,514
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.52%	Annually	06/01/29	4,700,000	66,921	136	66,785
								$1,767,044	$1,690	$1,765,354

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2022.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
[4]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.
[5]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2022.
[6]	Rate indicated is the effective yield at the time of purchase.

 BofA — Bank of America

 CME — Chicago Mercantile Exchange

 VRDN — Variable Rate Demand Note

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$5,315,875	$—	$—	$5,315,875
Money Market Funds	230,602	—	—	230,602
Municipal Bonds	—	46,233,892	—	46,233,892
Collateralized Mortgage Obligations	—	3,542,731	—	3,542,731
U.S. Treasury Bills	—	775,133	—	775,133
Interest Rate Swap Agreements**	—	1,765,354	—	1,765,354
Total Assets	$5,546,477	$52,317,110	$—	$57,863,587

** This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 90.4%
REITs - 90.4%
REITs-Diversified - 19.0%
Equinix, Inc.[1]	35,549	$23,356,404
VICI Properties, Inc.[1]	491,190	14,632,550
Digital Realty Trust, Inc.	99,263	12,887,315
Duke Realty Corp.[1]	204,009	11,210,295
Gaming and Leisure Properties, Inc.	202,684	9,295,088
WP Carey, Inc.	77,058	6,385,026
American Tower Corp. — Class A	11,707	2,992,192
Crown Castle International Corp.[1]	16,805	2,829,626
SBA Communications Corp.	8,713	2,788,596
American Assets Trust, Inc.	45,463	1,350,251
EPR Properties	27,296	1,281,001
Total REITs-Diversified		89,008,344
REITs-Apartments - 16.2%
AvalonBay Communities, Inc.[1]	91,632	17,799,516
Equity Residential[1]	245,341	17,718,527
Invitation Homes, Inc.[1]	392,155	13,952,875
American Campus Communities, Inc.*,1	102,644	6,617,459
Essex Property Trust, Inc.[1]	20,251	5,295,839
UDR, Inc.	96,552	4,445,254
Mid-America Apartment Communities, Inc.[1]	23,890	4,172,866
American Homes 4 Rent — Class A1	109,445	3,878,731
Camden Property Trust	16,688	2,244,202
Total REITs-Apartments		76,125,269
REITs-Warehouse/Industries - 10.9%
Prologis, Inc.[1]	288,592	33,952,849
Rexford Industrial Realty, Inc.	161,979	9,328,371
Americold Realty Trust, Inc.[1]	101,209	3,040,318
Terreno Realty Corp.	52,065	2,901,582
First Industrial Realty Trust, Inc.	49,135	2,332,930
Total REITs-Warehouse/Industries		51,556,050
REITs-Storage - 9.6%
Public Storage	56,059	17,527,968
Extra Space Storage, Inc.[1]	50,453	8,583,064
National Storage Affiliates Trust	165,163	8,269,711
Iron Mountain, Inc.	112,421	5,473,778
Life Storage, Inc.	47,737	5,330,258
Total REITs-Storage		45,184,779
REITs-Health Care - 9.0%
Ventas, Inc.	239,756	12,330,651
Welltower, Inc.	148,256	12,208,882
Healthpeak Properties, Inc.[1]	226,179	5,860,298
Medical Properties Trust, Inc.[1]	250,503	3,825,181
CareTrust REIT, Inc.	194,106	3,579,315
Sabra Health Care REIT, Inc.	181,601	2,536,966
Healthcare Trust of America, Inc. — Class A	88,445	2,468,500
Total REITs-Health Care		42,809,793
REITs-Office Property - 6.4%
Alexandria Real Estate Equities, Inc.[1]	86,439	12,536,248
Boston Properties, Inc.[1]	73,783	6,565,211
Cousins Properties, Inc.[1]	163,844	4,789,160
Kilroy Realty Corp.	46,529	2,434,863
Highwoods Properties, Inc.[1]	54,722	1,870,945
Empire State Realty Trust, Inc. — Class A1	143,356	1,007,793
Hudson Pacific Properties, Inc.[1]	59,123	877,385
Piedmont Office Realty Trust, Inc. — Class A	11,217	147,167
Orion Office REIT, Inc.	8,883	97,359
Total REITs-Office Property		30,326,131
REITs-Shopping Centers - 5.9%
Kite Realty Group Trust	280,838	4,855,689
Kimco Realty Corp.[1]	236,529	4,676,178
Regency Centers Corp.	66,754	3,959,180
Brixmor Property Group, Inc.[1]	192,692	3,894,305
NETSTREIT Corp.	194,628	3,672,630
SITE Centers Corp.	245,941	3,312,825
Acadia Realty Trust	171,034	2,671,551
Federal Realty OP, LP	11,686	1,118,818
Total REITs-Shopping Centers		28,161,176
REITs-Single Tenant - 4.7%
Realty Income Corp.	104,616	7,141,088
Agree Realty Corp.[1]	90,737	6,544,860
Four Corners Property Trust, Inc.	228,869	6,085,627
National Retail Properties, Inc.	52,868	2,273,324
Total REITs-Single Tenant		22,044,899
REITs-Manufactured Homes - 3.2%
Sun Communities, Inc.	64,635	10,300,234
Equity LifeStyle Properties, Inc.	68,349	4,816,554
Total REITs-Manufactured Homes		15,116,788
REITs-Hotels - 2.9%
Ryman Hospitality Properties, Inc.*	64,552	4,907,889
Xenia Hotels & Resorts, Inc.*	280,009	4,068,531
DiamondRock Hospitality Co.*,1	439,296	3,606,620
Pebblebrook Hotel Trust	50,238	832,444
Total REITs-Hotels		13,415,484
REITs-Regional Malls - 2.6%
Simon Property Group, Inc.[1]	129,688	12,309,985

Total REITs		426,058,698
Total Common Stocks
(Cost $420,647,457)		426,058,698

MONEY MARKET FUND† - 7.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[2]	37,255,008	37,255,008
Total Money Market Fund
(Cost $37,255,008)		37,255,008
Total Investments - 98.3%
(Cost $457,902,465)		463,313,706

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.8)%
REITs - (7.8)%
REITs-Warehouse/Industries - (0.4)%
Americold Realty Trust, Inc.[1]	23,140	$(695,126)
STAG Industrial, Inc.	40,410	(1,247,861)
Total REITs-Warehouse/Industries		(1,942,987)
REITs-Storage - (0.6)%
Public Storage	3,824	(1,195,650)
Extra Space Storage, Inc.[1]	7,160	(1,218,115)
Total REITs-Storage		(2,413,765)
REITs-Shopping Centers - (0.5)%
Phillips Edison & Company, Inc.	74,307	(2,482,597)
REITs-Health Care - (0.7)%
LTC Properties, Inc.	32,432	(1,245,064)
Omega Healthcare Investors, Inc.	59,521	(1,677,897)
Total REITs-Health Care		(2,922,961)
REITs-Hotels - (0.8)%
RLJ Lodging Trust	22,523	(248,429)
Apple Hospitality REIT, Inc.	110,885	(1,626,683)
Host Hotels & Resorts, Inc.	120,248	(1,885,489)
Total REITs-Hotels		(3,760,601)
REITs-Office Property - (1.0)%
Corporate Office Properties Trust	25,804	(675,807)
Office Properties Income Trust	71,670	(1,429,816)
Douglas Emmett, Inc.	65,137	(1,457,766)
Equity Commonwealth*	58,339	(1,606,078)
Total REITs-Office Property		(5,169,467)
REITs-Single Tenant - (1.1)%
STORE Capital Corp.	52,801	$(1,377,050)
Realty Income Corp.	55,663	(3,799,556)
Total REITs-Single Tenant		(5,176,606)
REITs-Diversified - (1.2)%
Digital Realty Trust, Inc.	6,722	(872,717)
Necessity Retail REIT, Inc.	146,910	(1,069,505)
Washington Real Estate Investment Trust	81,267	(1,731,800)
Broadstone Net Lease, Inc.	103,184	(2,116,304)
Total REITs-Diversified		(5,790,326)
REITs-Apartments - (1.5)%
Apartment Income REIT Corp.	22,784	(947,814)
Camden Property Trust	10,299	(1,385,010)
Essex Property Trust, Inc.[1]	6,317	(1,651,959)
Mid-America Apartment Communities, Inc.[1]	15,271	(2,667,386)
Total REITs-Apartments		(6,652,169)
Total REITs		(36,311,479)
Total Common Stocks Sold Short
(Proceeds $40,937,712)		(36,311,479)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.7)%
Vanguard Real Estate ETF	38,640	(3,520,491)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,128,719)		(3,520,491)
Total Securities Sold Short - (8.5)%
(Proceeds $45,066,431)		$(39,831,970)
Other Assets & Liabilities, net - 10.2%		48,139,465
Total Net Assets - 100.0%		$471,621,201

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	10/22/25	$7,445,625	$507,372

Goldman Sachs International	GS Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,445,625	504,814

Goldman Sachs International	GS Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	38,581,516	(1,175,659)

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	38,655,662	(1,192,508)

						$92,128,428	$(1,355,981)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	1.25% (Federal Funds Rate - 0.33%)	At Maturity	06/12/24	$39,363,265	$5,126,117
Goldman Sachs International	GS Equity Custom Basket	Receive	1.37% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	39,369,772	5,065,535
						$78,733,037	$10,191,652

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	5,553	8.75%	$108,082
Public Storage	1,080	4.54%	89,917
Extra Space Storage, Inc.	972	2.22%	52,230
Duke Realty Corp.	3,602	2.66%	48,971
Welltower, Inc.	2,856	3.16%	45,775
VICI Properties, Inc.	7,606	3.04%	39,605
American Campus Communities, Inc.	1,925	1.67%	35,890
Invitation Homes, Inc.	6,646	3.18%	35,655
Iron Mountain, Inc.	2,165	1.42%	34,114
AvalonBay Communities, Inc.	1,577	4.11%	29,964
Equity Residential	4,205	4.08%	24,619
Rexford Industrial Realty, Inc.	2,665	2.06%	24,457
Life Storage, Inc.	919	1.38%	23,208
Mid-America Apartment Communities, Inc.	460	1.08%	19,343
Realty Income Corp.	2,015	1.85%	16,581
Regency Centers Corp.	1,286	1.02%	15,942
UDR, Inc.	1,860	1.15%	15,488
WP Carey, Inc.	1,484	1.65%	14,847
National Storage Affiliates Trust	2,222	1.49%	13,502
Equity LifeStyle Properties, Inc.	1,316	1.25%	12,293
Gaming and Leisure Properties, Inc.	3,200	1.97%	11,386
Sun Communities, Inc.	937	2.01%	10,902
Camden Property Trust	321	0.58%	9,966
Agree Realty Corp.	1,465	1.42%	8,848
American Homes 4 Rent — Class A	2,108	1.00%	8,733
Kimco Realty Corp.	4,557	1.21%	7,819
Essex Property Trust, Inc.	390	1.37%	6,206
Sabra Health Care REIT, Inc.	3,402	0.64%	4,851
National Retail Properties, Inc.	1,018	0.59%	3,537
Brixmor Property Group, Inc.	3,009	0.82%	1,033
American Tower Corp. — Class A	182	0.62%	489
EPR Properties	525	0.33%	(479)
Ryman Hospitality Properties, Inc.	907	0.93%	(951)
Ventas, Inc.	4,161	2.87%	(1,036)
Orion Office REIT, Inc.	172	0.03%	(1,924)
Pebblebrook Hotel Trust	967	0.22%	(2,345)
CareTrust REIT, Inc.	2,785	0.69%	(2,488)
Four Corners Property Trust, Inc.	2,869	1.02%	(3,062)
Crown Castle International Corp.	259	0.59%	(3,994)
Empire State Realty Trust, Inc. — Class A	1,077	0.10%	(4,001)
Americold Realty Trust, Inc.	1,949	0.79%	(4,038)
SBA Communications Corp.	134	0.58%	(4,368)
Highwoods Properties, Inc.	1,054	0.48%	(5,335)
SITE Centers Corp.	2,452	0.44%	(6,354)
Healthcare Trust of America, Inc. — Class A	1,704	0.64%	(6,651)
Federal Realty OP, LP	225	0.29%	(6,689)
Terreno Realty Corp.	1,003	0.75%	(6,763)
Digital Realty Trust, Inc.	1,782	3.11%	(6,990)
Equinix, Inc.	684	6.04%	(6,994)
DiamondRock Hospitality Co.	6,139	0.68%	(7,882)
NETSTREIT Corp.	2,377	0.60%	(8,393)
Kilroy Realty Corp.	896	0.63%	(8,835)
First Industrial Realty Trust, Inc.	946	0.60%	(10,078)
Hudson Pacific Properties, Inc.	1,139	0.23%	(10,232)
Xenia Hotels & Resorts, Inc.	3,553	0.69%	(12,615)
Boston Properties, Inc.	1,421	1.70%	(13,155)
Healthpeak Properties, Inc.	4,357	1.52%	(14,086)
Acadia Realty Trust	2,844	0.60%	(14,578)
Cousins Properties, Inc.	2,244	0.88%	(16,003)
Kite Realty Group Trust	4,584	1.06%	(16,315)
Medical Properties Trust, Inc.	4,439	0.91%	(19,548)
Simon Property Group, Inc.	2,498	3.18%	(20,134)
Alexandria Real Estate Equities, Inc.	1,453	2.83%	(23,123)
Total Financial			504,814
Total GS Equity Long Custom Basket			$504,814

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
VICI Properties, Inc.	97,453	7.53%	$396,841
Gaming and Leisure Properties, Inc.	36,950	4.39%	249,403
Ventas, Inc.	24,002	3.20%	170,082
AvalonBay Communities, Inc.	9,862	4.97%	157,390
Equity Residential	27,375	5.12%	134,167
Agree Realty Corp.	14,847	2.78%	92,843
Sun Communities, Inc.	16,160	6.67%	59,795
Duke Realty Corp.	17,219	2.45%	56,299
American Campus Communities, Inc.	2,759	0.46%	51,454
CareTrust REIT, Inc.	56,728	2.71%	41,124
American Tower Corp. — Class A	2,233	1.48%	1,876
SBA Communications Corp.	1,768	1.47%	(7,126)
Piedmont Office Realty Trust, Inc. — Class A	5,052	0.17%	(7,955)
Brixmor Property Group, Inc.	36,741	1.92%	(10,275)
Crown Castle International Corp.	3,363	1.47%	(14,642)
Ryman Hospitality Properties, Inc.	17,568	3.46%	(18,792)
DiamondRock Hospitality Co.	121,349	2.58%	(53,561)
Invitation Homes, Inc.	47,665	4.40%	(67,402)
Rexford Industrial Realty, Inc.	23,863	3.56%	(87,104)
Acadia Realty Trust	19,989	0.81%	(100,025)
American Assets Trust, Inc.	45,938	3.54%	(103,939)
Four Corners Property Trust, Inc.	80,766	5.57%	(121,385)
Kite Realty Group Trust	43,210	1.94%	(153,795)
NETSTREIT Corp.	71,748	3.51%	(159,125)
SITE Centers Corp.	124,368	4.34%	(171,946)
National Storage Affiliates Trust	50,330	6.53%	(222,974)
Empire State Realty Trust, Inc. — Class A	87,957	1.60%	(249,233)
Alexandria Real Estate Equities, Inc.	11,005	4.14%	(328,406)
Xenia Hotels & Resorts, Inc.	95,890	3.61%	(332,350)
Cousins Properties, Inc.	47,846	3.62%	(376,898)
Total Financial			(1,175,659)
Total GS Equity Long Custom Basket			$(1,175,659)

GS EQUITY SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	65,818	(3.76)%	$699,422
Broadstone Net Lease, Inc.	104,263	(5.43)%	573,465
Office Properties Income Trust	72,420	(3.67)%	533,973
Omega Healthcare Investors, Inc.	60,144	(4.31)%	472,322
STORE Capital Corp.	53,199	(3.52)%	455,985
Host Hotels & Resorts, Inc.	121,503	(4.84)%	287,734
STAG Industrial, Inc.	40,831	(3.20)%	272,229
Necessity Retail REIT, Inc.	148,446	(2.74)%	232,873
Apartment Income REIT Corp.	23,023	(2.43)%	207,619
Apple Hospitality REIT, Inc.	112,043	(4.17)%	139,648
Camden Property Trust	10,407	(3.55)%	124,806
RLJ Lodging Trust	22,692	(0.64)%	117,292
Washington Real Estate Investment Trust	82,117	(4.44)%	109,401
Essex Property Trust, Inc.	6,385	(4.24)%	102,020
LTC Properties, Inc.	32,772	(3.20)%	98,068
Realty Income Corp.	56,245	(9.75)%	82,095
Public Storage	3,865	(3.07)%	46,856
Corporate Office Properties Trust	26,322	(1.75)%	46,503
Extra Space Storage, Inc.	7,237	(3.13)%	15,684
Equity Commonwealth	58,949	(4.12)%	3,053
Americold Realty Trust, Inc.	23,314	(1.78)%	(4,454)
Phillips Edison & Company, Inc.	75,102	(6.37)%	(41,803)
Mid-America Apartment Communities, Inc.	15,434	(6.85)%	(297,208)
Total Financial			4,277,583
Exchange-Traded Funds
Vanguard Real Estate ETF	39,056	(9.04)%	787,952
Total GS Equity Short Custom Basket			$5,065,535

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	5,553	8.75%	$108,252
Public Storage	1,080	4.54%	90,068
Extra Space Storage, Inc.	972	2.22%	52,268
Duke Realty Corp.	3,602	2.66%	48,879
Welltower, Inc.	2,856	3.16%	45,935
VICI Properties, Inc.	7,606	3.04%	39,623
American Campus Communities, Inc.	1,925	1.67%	36,239
Invitation Homes, Inc.	6,646	3.18%	35,678
Iron Mountain, Inc.	2,165	1.42%	34,117
AvalonBay Communities, Inc.	1,577	4.11%	30,004
Equity Residential	4,205	4.08%	24,679
Rexford Industrial Realty, Inc.	2,665	2.06%	24,491
Life Storage, Inc.	919	1.38%	23,186
Mid-America Apartment Communities, Inc.	460	1.08%	19,296
Realty Income Corp.	2,015	1.85%	16,556
Regency Centers Corp.	1,286	1.02%	15,956
UDR, Inc.	1,860	1.15%	15,524
WP Carey, Inc.	1,484	1.65%	14,897
National Storage Affiliates Trust	2,222	1.49%	13,483
Equity LifeStyle Properties, Inc.	1,316	1.25%	12,266
Gaming and Leisure Properties, Inc.	3,200	1.97%	11,515
Sun Communities, Inc.	937	2.01%	11,038
Camden Property Trust	321	0.58%	9,985
Agree Realty Corp.	1,465	1.42%	8,853
American Homes 4 Rent — Class A	2,108	1.00%	8,728
Kimco Realty Corp.	4,557	1.21%	7,851
Essex Property Trust, Inc.	390	1.37%	6,242
Sabra Health Care REIT, Inc.	3,402	0.64%	4,832
National Retail Properties, Inc.	1,018	0.59%	3,762
Brixmor Property Group, Inc.	3,009	0.82%	979
American Tower Corp. — Class A	182	0.62%	524
EPR Properties	525	0.33%	(479)
Ventas, Inc.	4,161	2.87%	(916)
Ryman Hospitality Properties, Inc.	907	0.93%	(950)
Orion Office REIT, Inc.	172	0.03%	(1,924)
Pebblebrook Hotel Trust	967	0.22%	(2,321)
CareTrust REIT, Inc.	2,785	0.69%	(2,466)
Four Corners Property Trust, Inc.	2,869	1.02%	(3,201)
Crown Castle International Corp.	259	0.59%	(3,957)
Empire State Realty Trust, Inc. — Class A	1,077	0.10%	(4,016)
Americold Realty Trust, Inc.	1,949	0.79%	(4,101)
SBA Communications Corp.	134	0.58%	(4,444)
Highwoods Properties, Inc.	1,054	0.48%	(5,286)
SITE Centers Corp.	2,452	0.44%	(5,792)
Healthcare Trust of America, Inc. — Class A	1,704	0.64%	(6,607)
Federal Realty OP, LP	225	0.29%	(6,702)
Digital Realty Trust, Inc.	1,782	3.11%	(6,957)
Equinix, Inc.	684	6.04%	(6,994)
Terreno Realty Corp.	1,003	0.75%	(7,209)
DiamondRock Hospitality Co.	6,139	0.68%	(7,904)
NETSTREIT Corp.	2,377	0.60%	(8,457)
Kilroy Realty Corp.	896	0.63%	(8,810)
First Industrial Realty Trust, Inc.	946	0.60%	(9,987)
Hudson Pacific Properties, Inc.	1,139	0.23%	(10,211)
Xenia Hotels & Resorts, Inc.	3,553	0.69%	(12,246)
Boston Properties, Inc.	1,421	1.70%	(13,091)
Healthpeak Properties, Inc.	4,357	1.52%	(14,068)
Acadia Realty Trust	2,844	0.60%	(14,469)
Cousins Properties, Inc.	2,244	0.88%	(16,040)
Kite Realty Group Trust	4,584	1.06%	(16,307)
Medical Properties Trust, Inc.	4,439	0.91%	(19,278)
Simon Property Group, Inc.	2,498	3.18%	(20,032)
Alexandria Real Estate Equities, Inc.	1,453	2.83%	(23,112)
Total Financial			507,372
Total MS Equity Long Custom Basket			$507,372

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
VICI Properties, Inc.	97,453	7.51%	$398,548
Gaming and Leisure Properties, Inc.	36,950	4.38%	248,793
Ventas, Inc.	24,002	3.19%	170,532
AvalonBay Communities, Inc.	9,862	4.96%	159,471
Equity Residential	27,375	5.11%	138,025
Agree Realty Corp.	14,847	2.77%	99,386
Sun Communities, Inc.	16,160	6.66%	59,228
American Campus Communities, Inc.	2,759	0.46%	53,168
Duke Realty Corp.	17,219	2.45%	49,774
CareTrust REIT, Inc.	56,728	2.71%	41,653
American Tower Corp. — Class A	2,233	1.48%	2,116
SBA Communications Corp.	1,768	1.46%	(7,721)
Brixmor Property Group, Inc.	36,741	1.92%	(10,518)
Crown Castle International Corp.	3,363	1.46%	(15,527)
Piedmont Office Realty Trust, Inc. — Class A	11,336	0.38%	(17,982)
Ryman Hospitality Properties, Inc.	17,568	3.46%	(20,034)
DiamondRock Hospitality Co.	121,349	2.58%	(49,573)
Invitation Homes, Inc.	47,665	4.39%	(68,532)
Rexford Industrial Realty, Inc.	23,863	3.56%	(85,483)
American Assets Trust, Inc.	45,938	3.53%	(109,425)
Acadia Realty Trust	23,601	0.95%	(119,256)
Four Corners Property Trust, Inc.	80,766	5.56%	(128,275)
Kite Realty Group Trust	43,210	1.93%	(154,750)
SITE Centers Corp.	119,564	4.17%	(159,986)
NETSTREIT Corp.	71,748	3.50%	(162,224)
National Storage Affiliates Trust	50,330	6.52%	(225,427)
Empire State Realty Trust, Inc. — Class A	87,957	1.60%	(249,628)
Alexandria Real Estate Equities, Inc.	11,005	4.13%	(317,977)
Xenia Hotels & Resorts, Inc.	95,890	3.60%	(332,752)
Cousins Properties, Inc.	47,846	3.62%	(378,132)
Total Financial			(1,192,508)
Total MS Equity Long Custom Basket			$(1,192,508)

MS EQUITY SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	65,818	(3.74)%	$696,313
Broadstone Net Lease, Inc.	104,263	(5.43)%	590,980
Office Properties Income Trust	72,420	(3.67)%	529,498
Omega Healthcare Investors, Inc.	60,144	(4.31)%	465,037
STORE Capital Corp.	53,199	(3.52)%	454,668
Host Hotels & Resorts, Inc.	121,503	(4.84)%	287,229
STAG Industrial, Inc.	40,831	(3.20)%	271,589
Necessity Retail REIT, Inc.	148,446	(2.75)%	231,082
Apartment Income REIT Corp.	23,023	(2.43)%	208,518
Apple Hospitality REIT, Inc.	112,043	(4.18)%	182,274
Camden Property Trust	10,407	(3.56)%	124,633
RLJ Lodging Trust	22,692	(0.64)%	117,248
Essex Property Trust, Inc.	6,385	(4.24)%	111,886
Washington Real Estate Investment Trust	82,117	(4.45)%	108,181
LTC Properties, Inc.	32,772	(3.20)%	97,123
Realty Income Corp.	56,245	(9.75)%	84,001
Public Storage	3,865	(3.07)%	46,480
Corporate Office Properties Trust	26,074	(1.73)%	46,308
Extra Space Storage, Inc.	7,237	(3.13)%	15,419
Equity Commonwealth	58,949	(4.12)%	2,668
Americold Realty Trust, Inc.	23,314	(1.78)%	(3,552)
Phillips Edison & Company, Inc.	75,102	(6.37)%	(27,878)
Mid-America Apartment Communities, Inc.	15,434	(6.85)%	(298,442)
Total Financial			4,341,263
Exchange-Traded Funds
Vanguard Real Estate ETF	39,056	(9.04)%	784,854
Total MS Equity Short Custom Basket			$5,126,117

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2022.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$426,058,698	$—	$—	$426,058,698
Money Market Fund	37,255,008	—	—	37,255,008
Equity Custom Basket Swap Agreements**	—	11,203,838	—	11,203,838
Total Assets	$463,313,706	$11,203,838	$—	$474,517,544

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$36,311,479	$—	$—	$36,311,479
Exchange-Traded Funds Sold Short	3,520,491	—	—	3,520,491
Equity Custom Basket Swap Agreements**	—	2,368,167	—	2,368,167
Total Liabilities	$39,831,970	$2,368,167	$—	$42,200,137

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 92.2%
Financial - 28.6%
Prosperity Bancshares, Inc.	1,945	$132,785
Unum Group	3,204	109,000
Physicians Realty Trust REIT	6,064	105,817
BOK Financial Corp.	1,281	96,818
Cathay General Bancorp	2,456	96,152
Hanmi Financial Corp.	4,023	90,276
LXP Industrial Trust REIT	7,952	85,404
Hancock Whitney Corp.	1,912	84,759
Axis Capital Holdings Ltd.	1,307	74,616
CNO Financial Group, Inc.	3,966	71,745
Banc of California, Inc.	3,996	70,410
First Merchants Corp.	1,818	64,757
Zions Bancorp North America	1,250	63,625
Stifel Financial Corp.	1,057	59,213
MGIC Investment Corp.	4,422	55,717
STAG Industrial, Inc. REIT	1,776	54,843
Independent Bank Group, Inc.	792	53,785
Citizens Financial Group, Inc.	1,492	53,249
Simmons First National Corp. — Class A	2,450	52,087
Flagstar Bancorp, Inc.	1,377	48,815
Apple Hospitality REIT, Inc.	2,954	43,335
Old Republic International Corp.	1,688	37,744
Old National Bancorp	2,434	35,999
Kennedy-Wilson Holdings, Inc.	1,884	35,683
Sunstone Hotel Investors, Inc. REIT*	3,446	34,184
Trustmark Corp.	1,088	31,759
Heartland Financial USA, Inc.	764	31,737
Virtu Financial, Inc. — Class A	1,322	30,948
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	30,137
First Hawaiian, Inc.	1,283	29,137
Park Hotels & Resorts, Inc. REIT	1,923	26,095
RMR Group, Inc. — Class A	797	22,595
Wintrust Financial Corp.	201	16,110
Heritage Insurance Holdings, Inc.	2,992	7,899
Total Financial		1,937,235
Industrial - 22.9%
MDU Resources Group, Inc.	3,765	101,617
Littelfuse, Inc.	384	97,551
Curtiss-Wright Corp.	670	88,480
Kirby Corp.*	1,448	88,097
Graphic Packaging Holding Co.	4,240	86,920
GATX Corp.	917	86,345
Sanmina Corp.*	1,906	77,632
Knight-Swift Transportation Holdings, Inc.	1,594	73,786
Valmont Industries, Inc.	313	70,309
Enovis Corp.*	1,151	63,305
Arcosa, Inc.	1,160	53,859
Terex Corp.	1,912	52,331
Moog, Inc. — Class A	659	52,318
Altra Industrial Motion Corp.	1,286	45,331
Energizer Holdings, Inc.	1,581	44,821
PGT Innovations, Inc.*	2,617	43,547
Zurn Water Solutions Corp.	1,594	43,421
Daseke, Inc.*	5,826	37,228
Stoneridge, Inc.*	2,059	35,312
Sonoco Products Co.	615	35,080
Summit Materials, Inc. — Class A*	1,369	31,884
Esab Corp.	711	31,106
Park Aerospace Corp.	2,395	30,560
Belden, Inc.	570	30,364
Owens Corning	400	29,724
Plexus Corp.*	378	29,673
Advanced Energy Industries, Inc.	384	28,024
EnerSys	441	26,002
Kennametal, Inc.	1,077	25,019
Smith-Midland Corp.*	939	13,146
Total Industrial		1,552,792
Consumer, Cyclical - 11.7%
H&E Equipment Services, Inc.	2,870	83,144
Alaska Air Group, Inc.*	1,998	80,020
Methode Electronics, Inc.	2,092	77,488
MSC Industrial Direct Company, Inc. — Class A	986	74,058
Avient Corp.	1,803	72,264
Meritage Homes Corp.*	954	69,165
Whirlpool Corp.	440	68,143
Rush Enterprises, Inc. — Class A	1,158	55,816
Hawaiian Holdings, Inc.*	3,183	45,549
Lakeland Industries, Inc.*	2,166	33,270
Leggett & Platt, Inc.	876	30,292
Macy's, Inc.	1,539	28,194
Newell Brands, Inc.	1,428	27,189
Marriott Vacations Worldwide Corp.	219	25,448
Dana, Inc.	1,551	21,822
Total Consumer, Cyclical		791,862
Energy - 6.7%
Pioneer Natural Resources Co.	1,159	258,550
CNX Resources Corp.*	5,066	83,386
Chesapeake Energy Corp.	964	78,180
Patterson-UTI Energy, Inc.	2,118	33,380
Total Energy		453,496
Consumer, Non-cyclical - 5.8%
Encompass Health Corp.	1,717	96,238
Ingredion, Inc.	966	85,163
Central Garden & Pet Co. — Class A*	1,768	70,738
US Foods Holding Corp.*	1,618	49,640
Integer Holdings Corp.*	637	45,010
Perdoceo Education Corp.*	2,215	26,093
Ironwood Pharmaceuticals, Inc. — Class A*	1,840	21,215
Total Consumer, Non-cyclical		394,097
Utilities - 5.0%
Black Hills Corp.	1,716	124,873
OGE Energy Corp.	1,925	74,228
Spire, Inc.	798	59,347
ALLETE, Inc.	710	41,734
Avista Corp.	931	40,508
Total Utilities		340,690
Technology - 4.9%
DXC Technology Co.*	2,820	85,474

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 92.2% (continued)
Technology - 4.9% (continued)
Science Applications International Corp.	908	$84,535
Amkor Technology, Inc.	2,739	46,426
Conduent, Inc.*	10,165	43,913
Silicon Laboratories, Inc.*	253	35,476
Power Integrations, Inc.	453	33,979
Total Technology		329,803
Basic Materials - 4.4%
Huntsman Corp.	3,206	90,890
Reliance Steel & Aluminum Co.	396	67,265
Ashland Global Holdings, Inc.	645	66,467
Element Solutions, Inc.	2,441	43,450
Commercial Metals Co.	992	32,835
Total Basic Materials		300,907
Communications - 2.2%
Ciena Corp.*	1,218	55,662
Infinera Corp.*	8,638	46,300
Gray Television, Inc.	2,657	44,877
Total Communications		146,839
Total Common Stocks
(Cost $6,110,955)		6,247,721

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp. *	17,705	12,563
Total Rights
(Cost $–)		12,563

EXCHANGE-TRADED FUNDS† - 2.6%
iShares Russell 2000 Value ETF	1,306	177,812
Total Exchange-Traded Funds
(Cost $214,893)		177,812

MONEY MARKET FUND† - 5.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[2]	342,256	342,256
Total Money Market Fund
(Cost $342,256)		342,256
Total Investments - 100.1%
(Cost $6,674,072)		$6,780,352
Other Assets & Liabilities, net - (0.1)%		(7,044)
Total Net Assets - 100.0%		$6,773,308

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,247,721	$—	$—		$6,247,721
Convertible Preferred Stocks	—	—	—	*	—
Rights	12,563	—	—		12,563
Exchange-Traded Funds	177,812	—	—		177,812
Money Market Fund	342,256	—	—		342,256
Total Assets	$6,780,352	$—	$—		$6,780,352

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 96.5%
Financial - 24.1%
Unum Group	228,069	$7,758,908
Prosperity Bancshares, Inc.	108,788	7,426,957
Physicians Realty Trust REIT	382,791	6,679,703
VICI Properties, Inc. REIT	165,679	4,935,577
BOK Financial Corp.	64,412	4,868,259
Alexandria Real Estate Equities, Inc. REIT	33,157	4,808,760
Alleghany Corp.*	4,862	4,050,532
Axis Capital Holdings Ltd.	70,346	4,016,053
Sun Communities, Inc. REIT	24,554	3,912,926
First Merchants Corp.	107,334	3,823,237
Stifel Financial Corp.	61,030	3,418,901
Voya Financial, Inc.	50,320	2,995,550
Virtu Financial, Inc. — Class A	125,694	2,942,496
KeyCorp	168,845	2,909,199
Apple Hospitality REIT, Inc	191,498	2,809,276
Old Republic International Corp.	109,037	2,438,067
Zions Bancorp North America	43,006	2,189,005
Gaming and Leisure Properties, Inc. REIT	46,248	2,120,933
Heartland Financial USA, Inc.	48,817	2,027,858
Old National Bancorp	136,141	2,013,525
STAG Industrial, Inc. REIT	62,191	1,920,458
Medical Properties Trust, Inc. REIT	124,560	1,902,031
Hancock Whitney Corp.	42,714	1,893,512
Trustmark Corp.	64,832	1,892,446
First Hawaiian, Inc.	76,443	1,736,021
Park Hotels & Resorts, Inc. REIT	119,020	1,615,101
Wintrust Financial Corp.	11,803	946,011
Heritage Insurance Holdings, Inc.	174,400	460,416
Total Financial		90,511,718
Industrial - 20.2%
Littelfuse, Inc.	23,620	6,000,425
Graphic Packaging Holding Co.	279,720	5,734,260
Kirby Corp.*	90,242	5,490,323
Curtiss-Wright Corp.	37,616	4,967,569
Knight-Swift Transportation Holdings, Inc.	99,408	4,601,596
Valmont Industries, Inc.	18,655	4,190,473
Johnson Controls International plc	76,754	3,674,982
Enovis Corp.*	63,654	3,500,970
Arcosa, Inc.	67,761	3,146,143
Terex Corp.	111,278	3,045,679
Zurn Water Solutions Corp.	102,246	2,785,181
Energizer Holdings, Inc.	94,764	2,686,559
PGT Innovations, Inc.*	161,297	2,683,982
Altra Industrial Motion Corp.	75,605	2,665,077
GATX Corp.	27,068	2,548,723
Daseke, Inc.*	346,897	2,216,672
Stoneridge, Inc.*	119,484	2,049,151
Sonoco Products Co.	34,129	1,946,718
Esab Corp.	41,571	1,818,731
Summit Materials, Inc. — Class A*	75,831	1,766,104
Advanced Energy Industries, Inc.	24,186	1,765,094
Plexus Corp.*	22,485	1,765,072
Park Aerospace Corp.	126,141	1,609,559
EnerSys	26,876	1,584,609
Kennametal, Inc.	66,439	1,543,378
Smith-Midland Corp.*	10,989	153,846
Total Industrial		75,940,876
Consumer, Non-cyclical - 12.5%
Bunge Ltd.	95,532	8,663,797
Ingredion, Inc.	60,823	5,362,156
J M Smucker Co.	35,817	4,584,934
Henry Schein, Inc.*	59,134	4,537,943
Encompass Health Corp.	72,511	4,064,242
Central Garden & Pet Co. — Class A*	100,456	4,019,244
Tyson Foods, Inc. — Class A	44,697	3,846,624
US Foods Holding Corp.*	104,944	3,219,682
Integer Holdings Corp.*	40,418	2,855,936
Quest Diagnostics, Inc.	15,093	2,007,067
Prothena Corporation plc*	49,434	1,342,133
Jazz Pharmaceuticals plc*	7,906	1,233,415
Ironwood Pharmaceuticals, Inc. — Class A*	101,303	1,168,024
Total Consumer, Non-cyclical		46,905,197
Consumer, Cyclical - 11.9%
LKQ Corp.	112,536	5,524,392
Avient Corp.	109,330	4,381,946
H&E Equipment Services, Inc.	143,776	4,165,191
MSC Industrial Direct Company, Inc. — Class A	52,550	3,947,030
DR Horton, Inc.	57,992	3,838,490
Methode Electronics, Inc.	102,055	3,780,117
Whirlpool Corp.	22,480	3,481,478
Alaska Air Group, Inc.*	75,819	3,036,551
Ralph Lauren Corp. — Class A	31,603	2,833,209
Leggett & Platt, Inc.	52,314	1,809,018
PVH Corp.	28,203	1,604,750
Newell Brands, Inc.	82,513	1,571,048
Marriott Vacations Worldwide Corp.	13,418	1,559,172
Dana, Inc.	91,572	1,288,418
Lakeland Industries, Inc.*	82,219	1,262,884
Meritage Homes Corp.*	12,155	881,238
Total Consumer, Cyclical		44,964,932
Technology - 8.4%
Evolent Health, Inc. — Class A*	244,973	7,523,121
Teradyne, Inc.	59,776	5,352,941
Science Applications International Corp.	54,403	5,064,919
Leidos Holdings, Inc.	45,214	4,553,502
DXC Technology Co.*	144,637	4,383,947
Silicon Laboratories, Inc.*	20,880	2,927,794
Power Integrations, Inc.	25,140	1,885,751
Total Technology		31,691,975
Energy - 6.5%
Pioneer Natural Resources Co.	72,588	16,192,931
Chesapeake Energy Corp.	55,633	4,511,836
Kinder Morgan, Inc.	112,598	1,887,143
Patterson-UTI Energy, Inc.	116,563	1,837,033
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		24,428,944

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Basic Materials - 6.4%
Huntsman Corp.	189,411	$5,369,802
Westlake Corp.	54,340	5,326,407
Ashland Global Holdings, Inc.	41,548	4,281,522
Reliance Steel & Aluminum Co.	22,854	3,881,980
Element Solutions, Inc.	156,948	2,793,674
Nucor Corp.	22,336	2,332,102
Total Basic Materials		23,985,487
Utilities - 5.1%
Black Hills Corp.	101,339	7,374,439
Pinnacle West Capital Corp.	61,232	4,477,284
OGE Energy Corp.	112,134	4,323,887
Spire, Inc.	42,220	3,139,901
Total Utilities		19,315,511
Communications - 1.4%
Ciena Corp.*	60,437	2,761,971
Infinera Corp.*	483,496	2,591,538
Total Communications		5,353,509
Total Common Stocks
(Cost $333,915,829)		363,098,149

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	5
Total Convertible Preferred Stocks
(Cost $1,577,635)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	366,545
Total Rights
(Cost $–)		366,545

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[3]	12,689,370	12,689,370
Total Money Market Fund
(Cost $12,689,370)		12,689,370
Total Investments - 100.0%
(Cost $348,182,834)		$376,154,069
Other Assets & Liabilities, net - 0.0%		(71,341)
Total Net Assets - 100.0%		$376,082,728

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$363,098,148	$—	$1	$363,098,149
Convertible Preferred Stocks	—	—	5	5
Rights	366,545	—	—	366,545
Money Market Fund	12,689,370	—	—	12,689,370
Total Assets	$376,154,063	$—	$6	$376,154,069

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22
Common Stock
HydroGen Corp.*	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 18.0%
Technology - 5.1%
Apple, Inc.	19,230	$2,629,125
Microsoft Corp.	9,521	2,445,278
International Business Machines Corp.	3,446	486,541
Oracle Corp.	5,901	412,303
QUALCOMM, Inc.	3,196	408,257
NetApp, Inc.	6,071	396,072
Intel Corp.	10,236	382,929
Micron Technology, Inc.	5,427	300,005
Qorvo, Inc.*	3,054	288,053
HP, Inc.	8,456	277,188
NXP Semiconductor N.V.	1,850	273,856
Skyworks Solutions, Inc.	2,899	268,563
Broadcom, Inc.	484	235,132
Hewlett Packard Enterprise Co.	17,189	227,926
Seagate Technology Holdings plc	3,018	215,606
Cognizant Technology Solutions Corp. — Class A	3,135	211,581
Akamai Technologies, Inc.*	2,185	199,556
NVIDIA Corp.	1,219	184,788
KLA Corp.	476	151,882
Applied Materials, Inc.	1,494	135,924
Lam Research Corp.	314	133,811
Advanced Micro Devices, Inc.*	1,577	120,593
Texas Instruments, Inc.	733	112,626
Salesforce, Inc.*	665	109,752
Total Technology		10,607,347
Consumer, Non-cyclical - 4.9%
Procter & Gamble Co.	5,667	814,858
AbbVie, Inc.	4,309	659,966
Bristol-Myers Squibb Co.	7,973	613,921
Merck & Company, Inc.	6,174	562,884
Gilead Sciences, Inc.	8,038	496,829
Pfizer, Inc.	9,078	475,960
Kimberly-Clark Corp.	3,227	436,129
Vertex Pharmaceuticals, Inc.*	1,500	422,685
Quest Diagnostics, Inc.	3,152	419,153
CVS Health Corp.	4,515	418,360
Tyson Foods, Inc. — Class A	4,836	416,186
Kellogg Co.	5,711	407,423
Amgen, Inc.	1,653	402,175
Philip Morris International, Inc.	4,057	400,588
Hologic, Inc.*	5,709	395,634
Avery Dennison Corp.	2,381	385,413
Regeneron Pharmaceuticals, Inc.*	635	375,367
Church & Dwight Company, Inc.	3,179	294,566
FleetCor Technologies, Inc.*	1,393	292,684
UnitedHealth Group, Inc.	431	221,375
Altria Group, Inc.	5,013	209,393
DaVita, Inc.*	2,243	179,350
Johnson & Johnson	783	138,990
Conagra Brands, Inc.	3,819	130,762
PepsiCo, Inc.	747	124,495
Molson Coors Beverage Co. — Class B	2,278	124,174
Laboratory Corporation of America Holdings	507	118,820
S&P Global, Inc.	352	118,645
PayPal Holdings, Inc.*	1,405	98,125
Total Consumer, Non-cyclical		10,154,910
Communications - 2.1%
Alphabet, Inc. — Class C*	630	1,378,093
Amazon.com, Inc.*	7,621	809,426
Motorola Solutions, Inc.	2,074	434,710
Meta Platforms, Inc. — Class A*	2,563	413,284
Juniper Networks, Inc.	13,821	393,899
Cisco Systems, Inc.	7,426	316,645
Corning, Inc.	8,939	281,668
AT&T, Inc.	8,093	169,629
Netflix, Inc.*	626	109,469
Verizon Communications, Inc.	1,607	81,555
Total Communications		4,388,378
Industrial - 1.7%
3M Co.	3,503	453,323
Keysight Technologies, Inc.*	3,011	415,066
Sealed Air Corp.	6,663	384,588
Snap-on, Inc.	1,909	376,130
Packaging Corporation of America	2,668	366,850
Amcor plc	26,884	334,168
Nordson Corp.	1,561	316,009
General Dynamics Corp.	1,366	302,228
Garmin Ltd.	2,252	221,259
Amphenol Corp. — Class A	2,817	181,359
CSX Corp.	4,429	128,707
Total Industrial		3,479,687
Financial - 1.6%
U.S. Bancorp	9,489	436,684
MetLife, Inc.	6,950	436,391
Everest Re Group Ltd.	1,485	416,216
Prudential Financial, Inc.	4,349	416,112
Visa, Inc. — Class A	1,876	369,366
Citigroup, Inc.	7,623	350,581
Charles Schwab Corp.	5,489	346,795
Berkshire Hathaway, Inc. — Class B*	1,110	303,052
Mastercard, Inc. — Class A	500	157,740
Travelers Companies, Inc.	696	117,714
JPMorgan Chase & Co.	957	107,768
Raymond James Financial, Inc.	1	45
Total Financial		3,458,464
Energy - 1.3%
Exxon Mobil Corp.	8,862	758,942
Chevron Corp.	4,572	661,934
Williams Companies, Inc.	12,412	387,378
Kinder Morgan, Inc.	22,910	383,972
ONEOK, Inc.	6,520	361,860
Occidental Petroleum Corp.	3,832	225,628
Total Energy		2,779,714
Consumer, Cyclical - 0.7%
Lowe's Companies, Inc.	2,500	436,675
Home Depot, Inc.	1,139	312,394
Tesla, Inc.*	442	297,652
Whirlpool Corp.	1,749	270,867
Bath & Body Works, Inc.	4,636	124,801
Total Consumer, Cyclical		1,442,389
Basic Materials - 0.6%
International Paper Co.	9,112	381,155

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 18.0% (continued)
Basic Materials - 0.6% (continued)
Dow, Inc.	7,034	$363,025
LyondellBasell Industries N.V. — Class A	3,995	349,402
Nucor Corp.	1,916	200,050
Total Basic Materials		1,293,632
Total Common Stocks
(Cost $39,283,035)		37,604,521

MUTUAL FUNDS† - 78.3%
Guggenheim Strategy Fund III[1]	2,922,085	70,743,675
Guggenheim Strategy Fund II1	2,222,242	53,644,927
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,066,537	39,242,077
Total Mutual Funds
(Cost $168,716,040)		163,630,679
MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[2]	9,288,876	9,288,876
Total Money Market Fund
(Cost $9,288,876)		9,288,876
Total Investments - 100.7%
(Cost $217,287,951)		$210,524,076
Other Assets & Liabilities, net - (0.7)%		(1,418,797)
Total Net Assets - 100.0%		$209,105,279

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	35	Sep 2022	$6,631,625	$7,744

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	2.06% (Federal Funds Rate + 0.48%)	At Maturity	12/28/22	20,856	$166,676,147	$(32,672,405)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,604,521	$—	$—	$37,604,521
Mutual Funds	163,630,679	—	—	163,630,679
Money Market Fund	9,288,876	—	—	9,288,876
Equity Futures Contracts**	7,744	—	—	7,744
Total Assets	$210,531,820	$—	$—	$210,531,820

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$32,672,405	$—	$32,672,405

** This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$71,198,274	$7,320,782	$(22,682,968)	$(297,004)	$(1,894,157)	$53,644,927	2,222,242	$820,782
Guggenheim Strategy Fund III	69,179,563	18,036,313	(13,405,972)	(404,060)	(2,662,169)	70,743,675	2,922,085	1,036,313
Guggenheim Ultra Short Duration Fund — Institutional Class	75,115,499	440,425	(34,681,983)	173,486	(1,805,350)	39,242,077	4,066,537	440,425
	$215,493,336	$25,797,520	$(70,770,923)	$(527,578)	$(6,361,676)	$163,630,679		$2,297,520

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 26.2%
Industrial - 5.6%
Builders FirstSource, Inc.*	5,611	$301,311
Lincoln Electric Holdings, Inc.	2,264	279,287
Jabil, Inc.	4,861	248,932
Eagle Materials, Inc.	2,044	224,717
Keysight Technologies, Inc.*	1,476	203,467
Landstar System, Inc.	1,394	202,715
Simpson Manufacturing Company, Inc.	2,010	202,226
Sealed Air Corp.	3,463	199,884
nVent Electric plc	6,246	195,687
Louisiana-Pacific Corp.	3,717	194,808
Nordson Corp.	903	182,803
UFP Industries, Inc.	2,514	171,304
Littelfuse, Inc.	659	167,412
Acuity Brands, Inc.	1,062	163,591
Watts Water Technologies, Inc. — Class A	1,287	158,095
TopBuild Corp.*	797	133,227
Carlisle Companies, Inc.	527	125,747
National Instruments Corp.	4,001	124,951
Trinity Industries, Inc.	5,100	123,522
Universal Display Corp.	1,099	111,153
Fortune Brands Home & Security, Inc.	1,849	110,718
Applied Industrial Technologies, Inc.	1,010	97,132
Lennox International, Inc.	398	82,223
Matson, Inc.	762	55,535
II-VI, Inc.*	1,063	54,160
Total Industrial		4,114,607
Technology - 5.4%
Genpact Ltd.	7,265	307,745
Maximus, Inc.	4,830	301,923
Semtech Corp.*	4,096	225,157
Concentrix Corp.	1,605	217,702
Cirrus Logic, Inc.*	2,997	217,402
Lumentum Holdings, Inc.*	2,545	202,124
ACI Worldwide, Inc.*	7,720	199,871
NetApp, Inc.	2,789	181,954
Manhattan Associates, Inc.*	1,522	174,421
Synaptics, Inc.*	1,370	161,729
Lattice Semiconductor Corp.*	3,153	152,921
CommVault Systems, Inc.*	2,394	150,583
Qualys, Inc.*	1,176	148,341
Teradata Corp.*	3,793	140,379
Power Integrations, Inc.	1,835	137,643
Qorvo, Inc.*	1,264	119,221
Amkor Technology, Inc.	6,940	117,633
Fair Isaac Corp.*	287	115,058
Azenta, Inc.	1,592	114,783
Blackbaud, Inc.*	1,820	105,687
Skyworks Solutions, Inc.	913	84,580
HP, Inc.	2,578	84,507
NXP Semiconductor N.V.	516	76,383
Seagate Technology Holdings plc	971	69,368
MKS Instruments, Inc.	650	66,710
Akamai Technologies, Inc.*	653	59,639
Total Technology		3,933,464
Consumer, Non-cyclical - 4.5%
Halozyme Therapeutics, Inc.*	5,583	245,652
Neurocrine Biosciences, Inc.*	2,257	220,012
Service Corporation International	2,941	203,282
Quest Diagnostics, Inc.	1,525	202,795
Syneos Health, Inc.*	2,822	202,281
Hologic, Inc.*	2,834	196,396
Darling Ingredients, Inc.*	2,904	173,659
United Therapeutics Corp.*	698	164,477
Bruker Corp.	2,429	152,444
Exelixis, Inc.*	7,030	146,364
Tenet Healthcare Corp.*	2,508	131,821
Masimo Corp.*	983	128,449
Globus Medical, Inc. — Class A*	2,259	126,820
Integra LifeSciences Holdings Corp.*	2,044	110,438
Paylocity Holding Corp.*	614	107,094
Avery Dennison Corp.	646	104,568
H&R Block, Inc.	2,793	98,649
PerkinElmer, Inc.	687	97,705
QuidelOrtho Corp.*	973	94,556
Waters Corp.*	257	85,062
United Rentals, Inc.*	294	71,415
AMN Healthcare Services, Inc.*	649	71,202
Molina Healthcare, Inc.*	230	64,310
Laboratory Corporation of America Holdings	270	63,277
Total Consumer, Non-cyclical		3,262,728
Financial - 3.4%
East West Bancorp, Inc.	4,641	300,737
Wintrust Financial Corp.	3,061	245,339
Hancock Whitney Corp.	5,257	233,043
Cathay General Bancorp	5,813	227,579
Interactive Brokers Group, Inc. — Class A	3,863	212,503
Home BancShares, Inc.	9,284	192,829
PacWest Bancorp	6,325	168,624
Evercore, Inc. — Class A	1,721	161,103
Affiliated Managers Group, Inc.	1,200	139,920
Bank of Hawaii Corp.	1,720	127,968
Primerica, Inc.	876	104,848
Independence Realty Trust, Inc. REIT	4,792	99,338
First American Financial Corp.	1,650	87,318
Rexford Industrial Realty, Inc. REIT	1,340	77,171
Webster Financial Corp.	1,571	66,218
Apartment Income REIT Corp.	1,014	42,182
Life Storage, Inc. REIT	377	42,096
Total Financial		2,528,816
Consumer, Cyclical - 3.1%
Gentex Corp.	8,144	227,788
Williams-Sonoma, Inc.	1,983	220,014
Choice Hotels International, Inc.	1,818	202,943
Mattel, Inc.*	8,204	183,195
Dick's Sporting Goods, Inc.	2,371	178,702
Brunswick Corp.	2,664	174,172
Boyd Gaming Corp.	3,225	160,444
Deckers Outdoor Corp.*	615	157,041
Tempur Sealy International, Inc.	6,476	138,392

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 26.2% (continued)
Consumer, Cyclical - 3.1% (continued)
AutoNation, Inc.*	1,032	$115,337
Light & Wonder, Inc. — Class A*	2,029	95,343
Wingstop, Inc.	1,175	87,855
RH*	393	83,418
Avient Corp.	1,917	76,833
Crocs, Inc.*	1,272	61,908
Bath & Body Works, Inc.	1,923	51,767
Victoria's Secret & Co.*	1,698	47,493
Total Consumer, Cyclical		2,262,645
Basic Materials - 1.7%
Steel Dynamics, Inc.	5,236	346,361
Olin Corp.	4,987	230,798
Ingevity Corp.*	3,333	210,446
Cleveland-Cliffs, Inc.*	11,911	183,072
HB Fuller Co.	3,012	181,353
Nucor Corp.	743	77,577
Total Basic Materials		1,229,607
Energy - 1.7%
Targa Resources Corp.	7,117	424,671
Antero Midstream Corp.	22,955	207,763
DT Midstream, Inc.	3,830	187,747
PDC Energy, Inc.	1,947	119,955
Matador Resources Co.	2,159	100,588
ONEOK, Inc.	1,686	93,573
Murphy Oil Corp.	3,019	91,143
Total Energy		1,225,440
Communications - 0.5%
Ciena Corp.*	4,299	196,464
Motorola Solutions, Inc.	741	155,314
Total Communications		351,778
Utilities - 0.3%
National Fuel Gas Co.	1,817	120,013
OGE Energy Corp.	2,456	94,703
Total Utilities		214,716
Total Common Stocks
(Cost $22,437,450)		19,123,801

MUTUAL FUNDS† - 70.1%
Guggenheim Strategy Fund II1	1,029,551	24,853,371
Guggenheim Strategy Fund III[1]	999,652	24,201,576
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	206,364	1,991,409
Total Mutual Funds
(Cost $52,575,348)		51,046,356

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[2]	3,247,682	3,247,682
Total Money Market Fund
(Cost $3,247,682)		3,247,682
Total Investments - 100.8%
(Cost $78,260,480)		$73,417,839
Other Assets & Liabilities, net - (0.8)%		(581,016)
Total Net Assets - 100.0%		$72,836,823

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	Pay	1.88% (Federal Funds Rate + 0.30%)	At Maturity	12/28/22	14,151	$54,561,869	$(24,235,455)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,123,801	$—	$—	$19,123,801
Mutual Funds	51,046,356	—	—	51,046,356
Money Market Fund	3,247,682	—	—	3,247,682
Total Assets	$73,417,839	$—	$—	$73,417,839

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$24,235,455	$—	$24,235,455

** This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$35,771,287	$5,176,723	$(15,060,952)	$(225,876)	$(807,811)	$24,853,371	1,029,551	$392,741
Guggenheim Strategy Fund III	34,436,584	5,433,773	(14,442,927)	(230,098)	(995,756)	24,201,576	999,652	433,773
Guggenheim Ultra Short Duration Fund — Institutional Class	22,848,856	58,736	(20,747,986)	(75,161)	(93,036)	1,991,409	206,364	58,736
	$93,056,727	$10,669,232	$(50,251,865)	$(531,135)	$(1,896,603)	$51,046,356		$885,250

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 1.4%
Financial - 1.4%
Pershing Square Tontine Holdings Ltd. — Class A*,1	9,249,470	$184,711,916
KKR Acquisition Holdings I Corp. — Class A*,1	3,797,870	37,181,147
RXR Acquisition Corp. — Class A*,1	843,792	8,260,724
MSD Acquisition Corp. — Class A*,1	626,308	6,137,818
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	5,939,607
TPG Pace Beneficial II Corp.*,1	604,770	5,884,412
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,500,500
Waverley Capital Acquisition Corp. 1 — Class A*,1	451,200	4,363,104
Acropolis Infrastructure Acquisition Corp. — Class A*,1	397,100	3,839,957
Blue Whale Acquisition Corp. I — Class A*,1	330,700	3,197,869
Colicity, Inc. — Class A*,1	174,986	1,716,613
Total Financial		266,733,667
Communications - 0.0%
Figs, Inc. — Class A*	198,762	1,810,722
Vacasa, Inc. — Class A*	361,641	1,041,526
Total Communications		2,852,248
Industrial - 0.0%
BP Holdco LLC*,†††,2	532	375
Vector Phoenix Holdings, LP*,†††	532	147
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		529
Total Common Stocks
(Cost $268,968,144)		269,586,444

PREFERRED STOCKS†† - 5.2%
Financial - 5.2%
Wells Fargo & Co.
3.90%	49,600,000	42,718,000
4.70%	2,184,000	42,216,720
4.38%	1,774,000	31,949,740
Equitable Holdings, Inc.
4.95%	70,950,000	66,672,710
4.30%	1,839,200	32,940,072
Citigroup, Inc.
3.88%	89,450,000	74,243,500
4.00%	26,450,000	22,879,250
Bank of America Corp.
4.13%*	2,218,000	41,232,620
4.38%*	1,552,000	29,627,680
4.38%	27,700,000	22,984,629
First Republic Bank
4.25%	3,442,000	61,129,920
4.50%	842,800	15,591,800
4.13%	798,800	13,979,000
Markel Corp.
6.00%	82,610,000	81,474,112
Bank of New York Mellon Corp.
3.75%	65,200,000	53,224,669
4.70%	16,500,000	16,120,500
Charles Schwab Corp.
4.00%	73,350,000	56,461,163
JPMorgan Chase & Co.
3.65%*	37,250,000	30,507,750
4.63%	1,180,000	23,434,800
MetLife, Inc.
3.85%	53,200,000	47,372,142
Public Storage
4.63%	1,630,763	35,860,478
4.13%	309,501	6,022,890
Arch Capital Group Ltd.
4.55%	1,616,000	31,108,000
W R Berkley Corp.
4.13% due 03/30/61	1,448,221	24,894,919
4.25% due 09/30/60	173,779	3,056,773
RenaissanceRe Holdings Ltd.
4.20%	1,304,000	23,211,200
American Financial Group, Inc.
4.50% due 09/15/60	1,161,045	22,431,389
Goldman Sachs Group, Inc.
3.80%[3]	25,830,000	20,146,920
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,4	15,650,000	15,689,125
CNO Financial Group, Inc.
5.13% due 11/25/60	712,000	13,620,560
Assurant, Inc.
5.25% due 01/15/61	558,400	12,424,400
Selective Insurance Group, Inc.
4.60%	538,000	9,996,040
Globe Life, Inc.
4.25% due 06/15/61	338,000	6,469,320
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	3,745,224
Total Financial		1,035,438,015
Government - 0.0%
CoBank ACB
4.25%	3,300,000	2,814,084
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	–
Total Preferred Stocks
(Cost $1,282,244,874)		1,038,252,099

WARRANTS† - 0.0%
Pershing Square Tontine Holdings Ltd.
Expiring 07/24/25*,1	1,027,719	442,022
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	949,467	341,808
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	100,946	53,501
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	190,000	45,600

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
WARRANTS† - 0.0% (continued)
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	203,900	$38,741
MSD Acquisition Corp.
Expiring 05/13/23*,1	125,260	37,691
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	150,400	31,765
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	132,366	26,473
RXR Acquisition Corp.
Expiring 03/08/26*,1	168,756	19,069
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	82,674	17,362
Colicity, Inc.
Expiring 12/31/27*,1	34,995	7,594
Total Warrants
(Cost $8,332,121)		1,061,626

EXCHANGE-TRADED FUNDS† - 0.0%
iShares iBoxx High Yield Corporate Bond ETF	109,131	8,033,133
Total Exchange-Traded Funds
(Cost $8,057,142)		8,033,133

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II2	1,102,688	26,618,895
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,708,562	26,137,624
Guggenheim Strategy Fund III[2]	593,843	14,376,949
Total Mutual Funds
(Cost $69,286,856)		67,133,468

CLOSED-END FUNDS† - 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	1,085,407	12,992,322
Total Closed-End Funds
(Cost $15,984,039)		12,992,322

MONEY MARKET FUNDS† - 0.4%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[5]	64,868,867	64,868,867
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.97%[5]	5,401,210	5,401,210
Total Money Market Funds
(Cost $70,270,077)		70,270,077

	Face Amount~
CORPORATE BONDS†† - 36.0%
Financial - 14.8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	82,662,048
3.25% due 11/15/30[4]	64,600,000	52,678,716
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	93,835,000	81,832,027
3.05% due 03/03/36[3,4]	16,600,000	13,163,402
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	111,750,000	92,906,392
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	96,010,000	91,853,863
Liberty Mutual Group, Inc.
4.30% due 02/01/61[6]	94,150,000	63,670,419
3.95% due 05/15/60[4]	33,870,000	24,344,511
4.13% due 12/15/51[3,4]	3,600,000	2,870,371
Wilton RE Ltd.
6.00% †††,3,4,7	93,150,000	80,258,972
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	53,354,000	46,014,017
5.30% due 01/15/29	28,165,000	26,900,699
3.25% due 01/15/32	4,150,000	3,326,101
4.00% due 01/15/30	475,000	415,982
Bank of America Corp.
2.59% due 04/29/31[3]	56,740,000	48,123,637
6.13% *,3,7	11,550,000	11,138,531
1.43% (SOFR + 0.73%, Rate Floor: 0.00%) due 10/24/24◊	1,660,000	1,644,000
1.73% due 07/22/27[3]	1,650,000	1,466,678
Reinsurance Group of America, Inc.
3.15% due 06/15/30	69,919,000	61,767,728
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	60,448,254
Fidelity National Financial, Inc.
3.40% due 06/15/30	52,430,000	45,872,316
2.45% due 03/15/31	17,490,000	13,919,386
Safehold Operating Partnership, LP
2.85% due 01/15/32	39,904,000	32,031,178
2.80% due 06/15/31	30,138,000	24,510,958
FS KKR Capital Corp.
2.63% due 01/15/27	34,850,000	29,306,772
3.25% due 07/15/27	30,100,000	25,612,431
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,458,000	37,977,870
2.90% due 12/15/31	20,200,000	16,038,126
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	38,300,000	30,739,439
3.13% due 06/15/31[4]	28,750,000	22,870,282
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	61,210,000	52,907,357
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	29,530,000	25,495,719
2.52% due 04/22/31[3]	19,520,000	16,625,546
4.49% due 03/24/31[3]	10,750,000	10,498,593

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 36.0% (continued)
Financial - 14.8% (continued)
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	37,950,000	$29,345,888
3.20% due 12/01/61[4]	30,450,000	20,812,986
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,085,000	47,021,627
Iron Mountain, Inc.
5.25% due 07/15/30[4]	20,998,000	18,255,556
4.50% due 02/15/31[4]	14,652,000	11,972,809
5.63% due 07/15/32[4]	13,350,000	11,288,441
5.00% due 07/15/28[4]	3,915,000	3,467,464
4.88% due 09/15/27[4]	1,938,000	1,751,080
National Australia Bank Ltd.
2.33% due 08/21/30[4]	22,400,000	18,006,254
2.99% due 05/21/31[4]	19,350,000	16,169,261
3.35% due 01/12/37[3,4]	14,550,000	12,209,346
First American Financial Corp.
4.00% due 05/15/30	40,560,000	36,428,936
2.40% due 08/15/31	11,875,000	9,156,159
Deloitte LLP
3.56% due 05/07/30†††	30,700,000	27,900,154
3.76% due 05/07/35†††	10,200,000	8,976,842
3.66% due 05/07/32†††	9,450,000	8,522,087
7.33% due 11/20/26†††	4,800,000	5,192,545
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	36,676,812
2.90% due 09/16/51[3,4]	10,380,000	8,394,558
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,430,000	44,093,273
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,550,000	24,921,908
5.50% due 11/15/25[4]	20,100,000	17,217,459
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	25,379,251
2.87% due 01/14/33[3,4]	17,350,000	14,152,710
5.03% due 01/15/30[3,4]	800,000	797,838
1.63% due 09/23/27[3,4]	720,000	625,545
1.34% due 01/12/27[3,4]	570,000	500,968
LPL Holdings, Inc.
4.00% due 03/15/29[4]	35,200,000	30,115,685
4.38% due 05/15/31[4]	9,350,000	7,988,500
American International Group, Inc.
4.38% due 06/30/50	42,005,000	37,247,666
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,650,000	34,954,379
CBS Studio Center
3.78% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,441,000
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,700,000	34,014,839
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,450,000	32,447,625
Stewart Information Services Corp.
3.60% due 11/15/31	38,800,000	32,183,048
Jefferies Group LLC
2.75% due 10/15/32	40,440,000	30,705,405
6.50% due 01/20/43	720,000	711,777
Belrose Funding Trust
2.33% due 08/15/30[4]	38,150,000	30,575,541
Assurant, Inc.
2.65% due 01/15/32	36,760,000	28,733,154
6.75% due 02/15/34	1,450,000	1,578,647
Crown Castle International Corp.
2.90% due 04/01/41	31,750,000	22,884,013
3.30% due 07/01/30	7,657,000	6,752,829
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	31,500,000	28,482,519
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	28,010,408
3.72% due 04/15/42†††	20,300,000	16,258,679
Standard Chartered plc
4.64% due 04/01/31[3,4]	27,625,000	26,328,163
1.32% due 10/14/23[3,4]	1,080,000	1,072,194
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	26,518,973
Americo Life, Inc.
3.45% due 04/15/31[4]	32,210,000	26,172,659
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	33,100,000	25,249,734
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	12,595,635
2.96% due 11/16/40	16,600,000	12,009,560
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	24,233,196
Kennedy-Wilson, Inc.
4.75% due 03/01/29	21,400,000	17,334,000
4.75% due 02/01/30	8,600,000	6,729,500
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	31,910,000	23,916,534
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	23,259,837
Arch Capital Group Ltd.
3.64% due 06/30/50	29,500,000	22,936,216
Brookfield Finance, Inc.
3.50% due 03/30/51	18,720,000	13,466,681
4.70% due 09/20/47	9,750,000	8,540,374
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,000,000	21,250,000
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	27,400,000	21,146,285

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 36.0% (continued)
Financial - 14.8% (continued)
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	27,760,000	$21,051,716
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	16,246,688
4.06% due 02/24/32[3]	4,815,000	4,452,236
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,780,000	10,350,801
3.15% due 06/15/31	10,970,000	9,518,474
Primerica, Inc.
2.80% due 11/19/31	23,625,000	19,769,268
Societe Generale S.A.
2.89% due 06/09/32[3,4]	21,150,000	16,888,417
1.79% due 06/09/27[3,4]	1,630,000	1,421,768
Kemper Corp.
2.40% due 09/30/30	22,380,000	18,100,263
NFP Corp.
6.88% due 08/15/28[4]	20,775,000	17,140,206
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	18,991,200	17,032,524
Intercontinental Exchange, Inc.
3.00% due 06/15/50	22,190,000	16,204,114
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	14,524,213
1.25% due 12/08/23[4]	1,650,000	1,583,657
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	16,025,610
Lincoln National Corp.
4.38% due 06/15/50[8]	18,680,000	16,012,093
Fifth Third Bancorp
2.55% due 05/05/27	17,190,000	15,753,571
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	15,341,687
QBE Insurance Group Ltd.
5.88% [3,4,7]	15,700,000	15,268,250
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,050,000	14,271,703
Raymond James Financial, Inc.
3.75% due 04/01/51	15,300,000	12,440,562
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	13,970,000	11,623,894
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	10,786,412
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	10,782,114
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	10,723,496
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	10,169,131
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,619,595
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	9,566,355
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	12,150,000	8,844,429
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	8,191,279
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,252,000	8,146,409
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,541,331
2.65% due 01/06/29[4]	1,650,000	1,437,376
New York Life Insurance Co.
3.75% due 05/15/50[4]	9,300,000	7,595,954
Citigroup, Inc.
2.52% due 11/03/32[3]	6,900,000	5,598,334
3.29% due 03/17/26[3]	1,580,000	1,527,527
W R Berkley Corp.
4.00% due 05/12/50	8,105,000	6,763,175
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	6,273,557
Goldman Sachs Group, Inc.
3.65% [3,7]	2,450,000	1,901,987
1.34% (SOFR + 0.54%, Rate Floor: 0.00%) due 11/17/23◊	1,660,000	1,645,414
1.22% due 12/06/23	1,650,000	1,589,618
Brookfield Finance LLC
3.45% due 04/15/50	6,820,000	4,878,564
Atlas Mara Ltd.
due 12/31/21†††,9	6,600,000	4,719,000
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,475,825
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,682,000	4,348,408
Corebridge Financial, Inc.
4.35% due 04/05/42[4]	4,950,000	4,221,270
HS Wildcat LLC
3.83% due 12/31/50†††	5,000,000	4,026,706
Home Point Capital, Inc.
5.00% due 02/01/26[4]	5,560,000	3,836,400
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,159,166
Old Republic International Corp.
3.85% due 06/11/51	4,100,000	3,094,546
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[4]	1,863,340	1,811,793
1.66% (1 Month USD LIBOR + 0.34%) due 02/15/52◊,4	1,672,949	1,146,701

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 36.0% (continued)
Financial - 14.8% (continued)
Murphy's Bowl LLC
3.20% due 06/30/56†††	3,500,000	$2,757,686
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,586,297
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,331,827
4.95% due 06/01/29	1,250,000	1,195,953
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	2,750,000	2,219,560
New York Life Global Funding
0.94% (SOFR + 0.22%) due 02/02/23◊,4	2,070,000	2,063,295
American National Group, Inc.
6.14% due 06/13/32[4]	2,000,000	1,978,789
Western Group Housing, LP
6.75% due 03/15/57[4]	1,474,680	1,724,358
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,722,065
Bank of Nova Scotia
2.44% due 03/11/24	1,600,000	1,566,151
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,556,055
Mitsubishi UFJ Financial Group, Inc.
4.08% due 04/19/28[3]	1,580,000	1,538,902
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	1,538,220
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	1,529,341
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,528,632
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,462,338
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	1,448,864
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,242,941
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,214,252
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[4]	1,092,964	1,047,669
Janus Henderson US Holdings, Inc.
4.88% due 08/01/25	780,000	784,816
F&G Global Funding
2.30% due 04/11/27[4]	790,000	704,784
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[6]	754,898	695,506

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 36.0% (continued)
Financial - 14.8% (continued)
Pacific Beacon LLC
5.51% due 07/15/36[4]		500,000	$505,951
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]		300,000	283,875
Pine Street Trust I
4.57% due 02/15/29[4]		250,000	241,467
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]		215,000	212,690
Sompo International Holdings Ltd.
4.70% due 10/15/22		140,000	140,501
Total Financial			2,947,241,705
Consumer, Non-cyclical - 5.0%
Altria Group, Inc.
3.70% due 02/04/51		67,650,000	43,238,560
3.40% due 05/06/30		32,920,000	27,924,830
4.45% due 05/06/50		6,120,000	4,406,720
5.95% due 02/14/49		1,300,000	1,139,136
CoStar Group, Inc.
2.80% due 07/15/30[4]		89,110,000	74,192,327
Medline Borrower, LP
3.88% due 04/01/29[4]		59,700,000	50,847,087
BAT Capital Corp.
3.98% due 09/25/50		41,450,000	28,557,028
4.70% due 04/02/27		17,390,000	16,986,741
Smithfield Foods, Inc.
2.63% due 09/13/31[4]		39,050,000	30,834,939
3.00% due 10/15/30[4]		15,760,000	13,064,993
5.20% due 04/01/29[4]		850,000	834,905
Global Payments, Inc.
2.90% due 11/15/31		30,265,000	24,785,225
2.90% due 05/15/30		19,810,000	16,715,381
Royalty Pharma plc
3.55% due 09/02/50		39,710,000	27,726,834
2.20% due 09/02/30		15,800,000	12,745,761
DaVita, Inc.
3.75% due 02/15/31[4]		38,095,000	27,313,734
4.63% due 06/01/30[4]		14,190,000	11,066,242
Kraft Heinz Foods Co.
4.88% due 10/01/49		14,525,000	12,829,222
5.50% due 06/01/50		9,250,000	8,879,205
5.00% due 06/04/42		7,850,000	7,171,727
4.38% due 06/01/46		8,090,000	6,742,249
5.20% due 07/15/45		1,930,000	1,786,067
Becle, SAB de CV
2.50% due 10/14/31[4]		44,100,000	35,242,435
US Foods, Inc.
6.25% due 04/15/25[4]		24,050,000	23,989,875
4.75% due 02/15/29[4]		8,107,000	7,087,058
4.63% due 06/01/30[4]		4,850,000	4,088,750
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]		29,125,000	22,366,859
4.38% due 02/02/52[4]		10,200,000	7,213,644
5.13% due 02/01/28[4]		2,250,000	2,197,170
Triton Container International Ltd.
3.15% due 06/15/31[4]		33,500,000	27,076,920
California Institute of Technology
3.65% due 09/01/19		31,896,000	24,085,192
Emory University
2.97% due 09/01/50		30,000,000	23,821,018
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		32,350,000	22,285,422
TriNet Group, Inc.
3.50% due 03/01/29[4]		26,450,000	21,786,072
Post Holdings, Inc.
4.50% due 09/15/31[4]		23,850,000	19,505,723
4.63% due 04/15/30[4]		1,325,000	1,117,995
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]		22,650,000	18,817,620
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]		23,030,000	17,319,079
Universal Health Services, Inc.
2.65% due 10/15/30[4]		18,660,000	14,923,235
Central Garden & Pet Co.
4.13% due 04/30/31[4]		9,275,000	7,445,649
4.13% due 10/15/30		8,975,000	7,364,077
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]		9,500,000	7,751,328
3.13% due 02/15/29[4]		8,075,000	6,624,999
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	13,750,000	12,242,298
Sabre GLBL, Inc.
7.38% due 09/01/25[4]		12,825,000	11,895,188
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]		14,400,000	11,807,721
Spectrum Brands, Inc.
3.88% due 03/15/31[4]		13,475,000	10,857,953
5.50% due 07/15/30[4]		850,000	764,965
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		13,450,000	11,079,437
GXO Logistics, Inc.
2.65% due 07/15/31		13,725,000	10,827,836
Avantor Funding, Inc.
4.63% due 07/15/28[4]		11,500,000	10,542,050
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[4]		12,775,000	10,348,772
Block, Inc.
2.75% due 06/01/26[4]		10,125,000	8,983,204
WW International, Inc.
4.50% due 04/15/29[4]		12,900,000	8,590,755

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 36.0% (continued)
Consumer, Non-cyclical - 5.0% (continued)
Moody's Corp.
3.25% due 05/20/50		11,180,000	$8,298,507
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[4]		8,690,000	7,850,418
OhioHealth Corp.
3.04% due 11/15/50		9,100,000	7,043,516
Johns Hopkins University
2.81% due 01/01/60		8,750,000	6,382,846
Duke University
2.83% due 10/01/55		7,894,000	6,019,970
Service Corporation International
4.00% due 05/15/31		7,000,000	5,976,250
Syneos Health, Inc.
3.63% due 01/15/29[4]		7,000,000	5,927,799
HCA, Inc.
3.50% due 07/15/51		6,175,000	4,217,130
3.50% due 09/01/30		1,600,000	1,361,136
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[4]		6,325,000	5,407,938
CPI CG, Inc.
8.63% due 03/15/26[4]		5,524,000	5,220,180
Children's Hospital Corp.
2.59% due 02/01/50		7,100,000	4,911,375
Children's Health System of Texas
2.51% due 08/15/50		6,500,000	4,399,438
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		3,900,000	3,347,444
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		3,775,000	3,327,029
APi Group DE, Inc.
4.13% due 07/15/29[4]		4,150,000	3,295,930
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR	3,500,000	2,910,248
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51		4,250,000	2,884,886
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		3,500,000	2,671,601
Gartner, Inc.
3.75% due 10/01/30[4]		2,330,000	1,983,412
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51		2,700,000	1,956,745
Tenet Healthcare Corp.
4.63% due 06/15/28[4]		2,056,000	1,790,324
Quanta Services, Inc.
0.95% due 10/01/24		1,660,000	1,535,258
Aetna, Inc.
6.75% due 12/15/37		1,150,000	1,315,189
Anheuser-Busch InBev Worldwide, Inc.
8.00% due 11/15/39		1,030,000	1,312,875
Reynolds American, Inc.
6.15% due 09/15/43		1,340,000	1,240,303
Molina Healthcare, Inc.
4.38% due 06/15/28[4]		1,290,000	1,152,320
Humana, Inc.
0.65% due 08/03/23		1,000,000	967,443
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		1,050,000	854,736
Verisk Analytics, Inc.
4.13% due 09/12/22		696,000	697,204
AmerisourceBergen Corp.
0.74% due 03/15/23		544,000	533,492
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27		180,000	169,838
Total Consumer, Non-cyclical			986,801,992
Industrial - 4.0%
Boeing Co.
5.81% due 05/01/50		114,650,000	105,302,784
5.71% due 05/01/40		68,110,000	63,530,728
3.63% due 02/01/31		21,400,000	18,471,617
5.04% due 05/01/27		17,150,000	16,940,227
1.17% due 02/04/23		1,650,000	1,631,259
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		68,244,915	58,260,342
TD SYNNEX Corp.
2.65% due 08/09/31[4]		40,600,000	32,751,271
2.38% due 08/09/28[4]		20,500,000	17,283,022
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]		68,935,000	47,207,377
Vontier Corp.
2.95% due 04/01/31		34,250,000	26,847,205
2.40% due 04/01/28		19,150,000	16,051,512
Textron, Inc.
2.45% due 03/15/31		31,150,000	25,590,806
3.00% due 06/01/30		18,395,000	16,000,487
Flowserve Corp.
3.50% due 10/01/30		22,340,000	19,186,161
2.80% due 01/15/32		19,800,000	15,594,852
Dyal Capital Partners IV
3.65% due 02/22/41†††		41,800,000	34,072,775
Standard Industries, Inc.
4.38% due 07/15/30[4]		13,600,000	10,727,000
3.38% due 01/15/31[4]		14,475,000	10,677,022
5.00% due 02/15/27[4]		6,250,000	5,578,479
Acuity Brands Lighting, Inc.
2.15% due 12/15/30		34,050,000	26,922,682
Stadco LA, LLC
3.75% due 05/15/56†††		31,000,000	24,347,624
Ryder System, Inc.
3.35% due 09/01/25		22,380,000	21,695,398

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 36.0% (continued)
Industrial - 4.0% (continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]		23,961,000	$20,299,999
Owens Corning
3.88% due 06/01/30		21,890,000	19,987,278
NFL Ventures, LP
3.02% due 04/15/35†††		20,000,000	18,267,072
GATX Corp.
4.00% due 06/30/30		14,265,000	13,156,829
4.70% due 04/01/29		400,000	394,151
CNH Industrial Capital LLC
1.88% due 01/15/26		12,960,000	11,746,732
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	11,656,288
Weir Group plc
2.20% due 05/13/26[4]		12,815,000	11,266,647
National Basketball Association
2.51% due 12/16/24†††		10,500,000	10,127,318
Hardwood Funding LLC
3.19% due 06/07/30†††		8,000,000	7,377,992
2.83% due 06/07/31†††		2,000,000	1,773,184
3.13% due 06/07/36†††		1,000,000	858,516
Airbus SE
3.95% due 04/10/47[4]		9,000,000	7,928,782
Amcor Flexibles North America, Inc.
2.63% due 06/19/30		8,580,000	7,035,235
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,843,099
Artera Services LLC
9.03% due 12/04/25[4]		8,490,000	6,841,242
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,177,375
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,750,000	5,015,955
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	4,869,201
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28		5,150,000	4,392,454
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]		3,750,000	3,009,375
Penske Truck Leasing Company, LP / PTL Finance Corp.
1.70% due 06/15/26[4]		1,620,000	1,443,918
Graphic Packaging International LLC
3.50% due 03/01/29[4]		1,658,000	1,392,216
Burlington Northern Santa Fe LLC
5.40% due 06/01/41		1,180,000	1,249,161
Trimble, Inc.
4.15% due 06/15/23		1,155,000	1,152,506
TransDigm, Inc.
6.25% due 03/15/26[4]		1,075,000	1,036,031
Howmet Aerospace, Inc.
5.95% due 02/01/37		525,000	495,075
6.88% due 05/01/25		129,000	132,522
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	364,869
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	347,889
JELD-WEN, Inc.
6.25% due 05/15/25[4]		300,000	288,000
Carlisle Companies, Inc.
0.55% due 09/01/23		220,000	212,188
Hexcel Corp.
4.20% due 02/15/27		180,000	168,835
Canadian National Railway Co.
6.71% due 07/15/36		110,000	127,828
Total Industrial			802,106,392
Consumer, Cyclical - 3.3%
Marriott International, Inc.
4.63% due 06/15/30		38,685,000	37,086,702
3.50% due 10/15/32		40,990,000	35,356,925
2.85% due 04/15/31		33,790,000	28,021,398
2.75% due 10/15/33		25,150,000	19,777,400
Alt-2 Structured Trust
2.95% due 05/14/31†††		56,131,072	51,337,269
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		46,725,000	47,294,511
Hyatt Hotels Corp.
5.75% due 04/23/30		23,885,000	24,049,040
5.63% due 04/23/25		18,750,000	18,991,358
1.30% due 10/01/23		1,660,000	1,607,499
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]		45,200,000	43,919,160
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		38,950,000	38,280,060
Choice Hotels International, Inc.
3.70% due 01/15/31		40,900,000	36,249,794
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[4]		34,700,000	29,430,760
4.00% due 05/01/31[4]		5,900,000	4,902,900
3.63% due 02/15/32[4]		1,900,000	1,509,313

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 36.0% (continued)
Consumer, Cyclical - 3.3% (continued)
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	32,350,000	$25,960,875
3.88% due 01/15/28[4]	6,940,000	6,023,365
WMG Acquisition Corp.
3.00% due 02/15/31[4]	18,650,000	14,466,059
3.75% due 12/01/29[4]	10,750,000	8,976,250
Magallanes, Inc.
5.14% due 03/15/52[4]	27,350,000	22,956,223
Ferguson Finance plc
3.25% due 06/02/30[4]	17,904,000	15,494,794
4.65% due 04/20/32[4]	5,200,000	4,903,052
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	24,778,000	19,544,164
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	15,357,008	13,522,725
4.25% due 11/15/32[4]	5,389,688	5,180,901
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	8,802,746	8,085,486
3.20% due 06/15/28	5,490,800	5,018,723
3.00% due 10/15/28	3,984,111	3,610,812
3.15% due 02/15/32	164,941	145,795
Steelcase, Inc.
5.13% due 01/18/29	17,427,000	16,218,612
Whirlpool Corp.
4.60% due 05/15/50	16,920,000	14,514,315
Scotts Miracle-Gro Co.
4.00% due 04/01/31	18,750,000	14,015,625
Allison Transmission, Inc.
3.75% due 01/30/31[4]	12,500,000	10,018,000
Levi Strauss & Co.
3.50% due 03/01/31[4]	11,100,000	9,074,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	10,500,000	8,951,250
Air Canada
3.88% due 08/15/26[4]	8,650,000	7,316,948
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]	3,800,000	3,589,397
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	2,850,000	2,736,000
Lowe's Companies, Inc.
1.70% due 09/15/28	2,425,000	2,064,549
United Airlines, Inc.
4.38% due 04/15/26[4]	1,750,000	1,542,048
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	1,750,000	1,514,170
HP Communities LLC
5.86% due 09/15/53[4]	1,420,000	1,446,116
Aramark Services, Inc.
5.00% due 02/01/28[4]	1,525,000	1,381,970
Lear Corp.
5.25% due 05/15/49	1,360,000	1,178,578
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	135,277	125,699
Total Consumer, Cyclical		667,390,840
Communications - 2.8%
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	34,430,000	27,587,037
3.63% due 01/15/29[4]	34,600,000	26,678,403
3.88% due 11/15/29[4]	20,300,000	16,765,725
3.75% due 07/15/29[4]	13,950,000	10,786,210
Paramount Global
4.95% due 05/19/50[8]	39,600,000	33,191,253
4.95% due 01/15/31	32,701,000	31,131,673
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	53,050,000	42,485,507
3.90% due 06/01/52	21,650,000	15,029,739
2.25% due 01/15/29	2,500,000	2,054,169
3.85% due 04/01/61	1,000,000	657,636
4.40% due 12/01/61	650,000	467,485
British Telecommunications plc
4.88% due 11/23/81[3,6]	47,450,000	40,332,500
4.25% due 11/23/81[3,4]	8,250,000	7,181,077
9.63% due 12/15/30	2,310,000	2,874,610
Vodafone Group plc
4.13% due 06/04/81[3]	40,375,000	30,195,722
UPC Broadband Finco BV
4.88% due 07/15/31[4]	36,900,000	30,073,500
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	24,975,000	21,385,584
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]	17,900,000	14,946,500
6.75% due 10/15/27[4]	5,071,000	4,730,381
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	22,100,000	18,632,289
T-Mobile USA, Inc.
2.63% due 04/15/26	13,850,000	12,568,875
2.88% due 02/15/31	7,250,000	6,019,168
Walt Disney Co.
3.80% due 05/13/60	21,990,000	18,383,004
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	18,275,000	14,797,267
4.25% due 02/01/31[4]	2,125,000	1,731,875
Altice France S.A.
5.13% due 07/15/29[4]	17,600,000	13,288,000
5.13% due 01/15/29[4]	2,290,000	1,734,927
CSC Holdings LLC
3.38% due 02/15/31[4]	14,175,000	10,479,719
4.13% due 12/01/30[4]	5,741,000	4,477,980

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 36.0% (continued)
Communications - 2.8% (continued)
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	17,850,000	$14,667,524
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	15,050,000	12,977,314
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	15,085,000	12,598,841
VeriSign, Inc.
2.70% due 06/15/31	13,950,000	11,226,156
Ziggo BV
4.88% due 01/15/30[4]	10,125,000	8,585,412
Lamar Media Corp.
3.63% due 01/15/31	8,600,000	7,038,412
4.00% due 02/15/30	1,575,000	1,322,450
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	10,100,000	8,357,435
Amazon.com, Inc.
2.70% due 06/03/60	10,180,000	6,895,215
AT&T, Inc.
2.75% due 06/01/31	5,360,000	4,628,402
Switch Ltd.
3.75% due 09/15/28[4]	4,200,000	4,154,430
Corning, Inc.
4.38% due 11/15/57	2,500,000	2,045,321
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,366,547
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,043,881
Virgin Media Finance plc
5.00% due 07/15/30[4]	850,000	673,625
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	335,098
Total Communications		558,583,878
Energy - 2.5%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	91,750,000	72,416,220
2.94% due 09/30/40[4]	57,826,599	47,167,956
1.75% due 09/30/27[4]	1,828,641	1,698,374
BP Capital Markets plc
4.88% [3,7]	114,865,000	100,006,734
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	63,355,000	60,714,220
Qatar Energy
3.13% due 07/12/41[4]	37,875,000	29,675,063
3.30% due 07/12/51[4]	37,450,000	28,901,513
Valero Energy Corp.
2.80% due 12/01/31	13,230,000	11,101,177
2.15% due 09/15/27	8,920,000	7,939,336
4.00% due 04/01/29	7,450,000	7,047,634
3.65% due 12/01/51	4,175,000	3,122,106
7.50% due 04/15/32	2,530,000	2,909,813
2.85% due 04/15/25	2,936,000	2,837,382
4.00% due 06/01/52	290,000	231,331
ITT Holdings LLC
6.50% due 08/01/29[4]	38,600,000	30,880,000
Cheniere Corpus Christi Holdings LLC
2.74% due 12/31/39	19,150,000	15,112,635
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	15,975,000	15,065,719
Occidental Petroleum Corp.
5.55% due 03/15/26	5,940,000	5,898,598
4.30% due 08/15/39	6,600,000	5,373,413
4.40% due 08/15/49	2,500,000	2,000,022
4.40% due 04/15/46	1,400,000	1,131,183
4.63% due 06/15/45	800,000	654,976
NuStar Logistics, LP
6.38% due 10/01/30	13,850,000	12,033,239
5.63% due 04/28/27	1,799,000	1,610,123
Magellan Midstream Partners, LP
3.25% due 06/01/30	13,260,000	11,788,037
3.95% due 03/01/50	1,600,000	1,261,950
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	6,489,860
5.88% due 07/15/27[4]	395,000	358,463
DCP Midstream Operating, LP
3.25% due 02/15/32	7,990,000	6,267,196
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,979,653
4.13% due 06/15/29[4]	550,000	466,125
Phillips 66
3.70% due 04/06/23	2,250,000	2,249,832
ONEOK Partners, LP
3.38% due 10/01/22	720,000	720,029
6.20% due 09/15/43	680,000	638,703
Halliburton Co.
7.45% due 09/15/39	1,100,000	1,282,317
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,260,374
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,238,823
Total Energy		502,530,129
Technology - 1.5%
Broadcom, Inc.
4.93% due 05/15/37[4]	33,182,000	29,749,080
4.15% due 11/15/30	19,480,000	17,847,838
3.19% due 11/15/36[4]	3,135,000	2,383,149
2.60% due 02/15/33[4]	1,660,000	1,276,387
Citrix Systems, Inc.
1.25% due 03/01/26	36,622,000	35,430,423
3.30% due 03/01/30	1,500,000	1,463,064
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	42,240,000	34,897,209
Oracle Corp.
3.95% due 03/25/51	38,750,000	28,461,750
6.13% due 07/08/39	1,190,000	1,191,510

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 36.0% (continued)
Technology - 1.5% (continued)
Qorvo, Inc.
4.38% due 10/15/29		21,000,000	$18,467,820
3.38% due 04/01/31[4]		8,675,000	6,821,500
NetApp, Inc.
2.70% due 06/22/30		22,405,000	18,880,032
Leidos, Inc.
2.30% due 02/15/31		20,050,000	15,972,869
4.38% due 05/15/30		2,650,000	2,451,171
MSCI, Inc.
3.63% due 09/01/30[4]		17,718,000	14,771,128
3.88% due 02/15/31[4]		1,769,000	1,512,495
Apple, Inc.
2.55% due 08/20/60		22,850,000	15,648,208
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	13,500,000	13,246,721
CGI, Inc.
2.30% due 09/14/31		16,050,000	12,877,312
Workday, Inc.
3.80% due 04/01/32		7,500,000	6,852,565
TeamSystem SpA
3.50% due 02/15/28	EUR	5,000,000	4,404,799
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		4,550,000	4,026,750
Microchip Technology, Inc.
0.97% due 02/15/24		1,650,000	1,566,618
Skyworks Solutions, Inc.
0.90% due 06/01/23		500,000	483,256
Open Text Holdings, Inc.
4.13% due 02/15/30[4]		210,000	181,661
Total Technology			290,865,315
Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]		48,900,000	43,201,677
4.20% due 05/13/50[4]		26,390,000	21,596,852
Anglo American Capital plc
5.63% due 04/01/30[4]		21,100,000	21,247,544
2.63% due 09/10/30[4]		18,000,000	14,812,690
3.95% due 09/10/50[4]		14,140,000	10,836,709
2.25% due 03/17/28[4]		1,010,000	870,383
2.88% due 03/17/31[4]		70,000	58,245
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]		8,600,000	7,689,604
5.50% due 12/15/27[4]		6,525,000	6,182,438
6.13% due 05/15/28[4]		2,800,000	2,723,000
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		18,630,000	16,213,689
Valvoline, Inc.
3.63% due 06/15/31[4]		18,300,000	14,640,000
Yamana Gold, Inc.
2.63% due 08/15/31		14,350,000	11,511,011
4.63% due 12/15/27		3,000,000	2,882,934
Reliance Steel & Aluminum Co.
2.15% due 08/15/30		12,040,000	9,755,109
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[4]		10,430,000	9,341,755
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	7,469,757
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	5,628,267
Nucor Corp.
2.00% due 06/01/25		5,000,000	4,705,186
Carpenter Technology Corp.
6.38% due 07/15/28		2,125,000	1,896,795
Southern Copper Corp.
7.50% due 07/27/35		1,150,000	1,360,462
WR Grace Holdings LLC
4.88% due 06/15/27[4]		925,000	804,972
Total Basic Materials			215,429,079
Utilities - 1.0%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††		97,100,000	82,649,867
AES Corp.
3.95% due 07/15/30[4]		27,890,000	25,148,413
3.30% due 07/15/25[4]		3,750,000	3,517,425
NRG Energy, Inc.
2.45% due 12/02/27[4]		26,000,000	22,324,473
Arizona Public Service Co.
3.35% due 05/15/50		23,140,000	16,986,716
Alexander Funding Trust
1.84% due 11/15/23[4]		14,400,000	13,786,605
Enel Finance International N.V.
2.88% due 07/12/41[4]		19,800,000	13,332,061
Clearway Energy Operating LLC
3.75% due 02/15/31[4]		11,150,000	8,989,353
ONE Gas, Inc.
0.85% due 03/11/23		1,620,000	1,584,380
Entergy Texas, Inc.
1.50% due 09/01/26		1,650,000	1,462,153
NiSource, Inc.
5.65% due 02/01/45		1,370,000	1,374,625
Progress Energy, Inc.
6.00% due 12/01/39		1,290,000	1,358,780
Nevada Power Co.
6.65% due 04/01/36		1,180,000	1,355,272
Southern Power Co.
5.25% due 07/15/43		1,350,000	1,279,414
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33		1,080,000	1,094,266
Dominion Energy, Inc.
2.36% (3 Month USD LIBOR + 0.53%) due 09/15/23◊		1,030,000	1,025,359
Atmos Energy Corp.
0.63% due 03/09/23		800,000	785,798
OGE Energy Corp.
0.70% due 05/26/23		360,000	350,804
Total Utilities			198,405,764
Total Corporate Bonds
(Cost $8,618,762,165)			7,169,355,094

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3%
Collateralized Loan Obligations - 15.3%
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	98,500,000	$95,625,110
2021-FL3 AS, 3.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	36,950,000	35,205,860
2021-FL3 B, 3.52% (1 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 11/15/38◊,4	20,750,000	19,872,256
BXMT Ltd.
2020-FL2 A, 2.49% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	76,225,000	74,771,267
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,4	23,550,000	22,768,309
2020-FL3 C, 3.44% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,4	16,125,000	15,579,340
2020-FL2 B, 2.99% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,6	16,000,000	15,406,278
2020-FL3 B, 3.04% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,6	10,600,000	10,298,112
2020-FL2 C, 3.24% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,6	5,360,000	5,105,674
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,6	5,200,000	5,028,522
LoanCore Issuer Ltd.
2021-CRE6 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38◊,6	44,000,000	41,487,719
2021-CRE4 C, 2.59% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,4	25,982,000	24,393,637
2021-CRE6 C, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,208,750
2019-CRE2 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	19,984,000	19,619,420
2021-CRE5 D, 4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	14,350,000	13,206,916
2019-CRE2 B, 3.02% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36◊,6	11,575,000	11,222,196
2021-CRE4 D, 3.39% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊,6	5,600,000	5,198,360
2019-CRE3 B, 2.92% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34◊,6	4,410,000	4,309,078
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,000	98,923,910
2020-3A B, 3.54% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	9,933,077
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	82,392,980
2020-7A B, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,147,836

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
2020-7A A2, 3.29% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	$6,930,998
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	104,600,000	101,501,204
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	65,000,000	62,947,482
2021-2A C, 3.89% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	20,925,000	19,835,161
2021-2A B, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	19,200,000	17,969,585
HERA Commercial Mortgage Ltd.
2021-FL1 B, 3.21% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	46,722,628
2021-FL1 AS, 2.91% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	26,530,244
2021-FL1 C, 3.56% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	17,661,335
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,6	10,000,000	9,651,404
Palmer Square Loan Funding Ltd.
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,002,552
2021-3A B, 2.81% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	22,500,000	21,313,112
2021-1A A2, 2.31% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,4	19,000,000	18,427,902
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	10,500,000	9,955,659
2021-1A B, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	7,100,000	6,818,312
2021-2A C, 3.88% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	7,000,000	6,500,815
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	83,450,000	82,247,519
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	70,250,000	69,505,793
2021-1A C, 3.64% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,593,110
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 2.66% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	76,300,000	75,540,853
KREF Funding V LLC
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	73,905,083	73,598,779
0.15% due 06/25/26†††,10	313,636,364	75,273

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	50,650,000	$49,878,114
2021-5A A2R, 2.96% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	15,224,549
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,246,690
2021-1A BR, 3.04% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	29,520,735
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	59,500,000	58,552,177
2021-1A B12, 3.06% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33◊,4	2,500,000	2,341,993
GPMT Ltd.
2019-FL2 AS, 3.23% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36◊,4	24,300,000	24,153,002
2019-FL2 C, 3.98% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36◊,4	21,400,000	20,961,617
2019-FL2 B, 3.53% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36◊,6	12,750,000	12,564,498
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊,6	2,290,740	2,285,105
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	55,700,000	54,908,096
2021-1A BR, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31◊,4	3,250,000	3,161,816
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,446,414
2021-9A A2R, 3.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	24,587,311
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	28,000,000	27,442,962
2021-FL1 AS, 2.75% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,238,359
2021-FL1 B, 3.10% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,6	5,900,000	5,605,001
2021-FL1 C, 3.55% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,6	2,950,000	2,950,337
ABPCI Direct Lending Fund CLO IV LLC
3.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/06/29◊,†††	53,500,000	53,550,969
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 2.84% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	45,308,520

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
2021-9A BR, 2.99% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	$6,201,235
FS Rialto
2021-FL3 C, 3.56% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,4	31,150,000	28,928,890
2021-FL2 C, 3.56% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,6	15,665,000	14,580,230
2021-FL3 B, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,6	8,000,000	7,465,710
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	36,500,000	34,860,949
2021-4A A2R, 3.38% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	15,553,331
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	38,772,078
2021-7A A2R, 3.08% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	7,811,060
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	44,300,000	43,711,342
2018-11A C, 3.54% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,190,181
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	32,000,000	31,155,779
2021-3A B, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	8,824,953
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	34,288,693
2021-9A C, 2.86% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,900,000	3,627,645
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	30,750,000	29,696,613
2021-5A B, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,425,720
ACRES Commercial Realty Ltd.
2021-FL1 C, 3.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,6	13,092,000	12,233,236
2021-FL1 D, 4.17% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,6	11,750,000	10,626,598
2021-FL2 B, 3.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37◊,6	10,100,000	9,650,738
2021-FL2 AS, 3.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,6	3,500,000	3,309,772

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
LCM XXIV Ltd.
2021-24A BR, 2.46% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	$23,005,677
2021-24A CR, 2.96% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,362,585
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	25,592,742
2021-16A A2R2, 2.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	9,000,000	8,798,742
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 2.96% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33◊,4	21,695,000	20,107,184
2021-49A CR, 3.66% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33◊,4	12,600,000	11,731,302
Madison Park Funding XLVIII Ltd.
2021-48A B, 2.49% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	27,500,000	26,025,101
2021-48A C, 3.04% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	5,900,000	5,604,168
BDS Ltd.
2021-FL9 C, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,536,160
2020-FL5 B, 3.42% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,6	4,400,000	4,190,923
2021-FL9 D, 3.86% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38◊,6	4,400,000	4,040,681
2020-FL5 AS, 2.97% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,6	3,200,000	3,029,018
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	29,900,000	29,614,007
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	29,535,599
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	25,064,825
2021-40A C, 2.79% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,869,915
MidOcean Credit CLO VII
2020-7A BR, 2.64% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	26,317,497
OCP CLO Ltd.
2020-4A A2RR, 2.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	24,911,973
STWD Ltd.
2019-FL1 B, 3.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,6	11,210,000	10,786,941
2019-FL1 C, 3.40% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,6	8,800,000	8,287,102

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
2021-FL2 C, 3.62% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38◊,6	2,820,000	$2,614,643
2019-FL1 AS, 2.85% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38◊,6	2,200,000	2,139,285
BSPDF Issuer Ltd.
2021-FL1 C, 3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,6	15,300,000	14,088,061
2021-FL1 B, 3.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36◊,6	6,500,000	6,116,224
2021-FL1 D, 4.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,6	3,500,000	3,096,452
Madison Park Funding LIII Ltd.
2022-53A B, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	22,592,633
Venture XIV CLO Ltd.
2020-14A CRR, 3.85% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	21,976,173
Magnetite XXIX Ltd.
2021-29A B, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	14,268,744
2021-29A C, 2.69% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,196,057
Apres Static CLO Ltd.
2020-1A A2R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	21,750,000	21,235,821

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 2.33% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	21,171,638	$20,910,318
Marathon CLO V Ltd.
2017-5A A2R, 2.96% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	18,020,137	17,807,445
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,4	2,490,902	2,481,613
Golub Capital Partners CLO 54M L.P
2021-54A B, 3.21% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	19,444,872
Anchorage Capital CLO 6 Ltd.
2021-6A CRR, 3.24% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	17,974,330
AMMC CLO XIV Ltd.
2021-14A A2R2, 2.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	18,290,000	17,640,948
Recette CLO Ltd.
2021-1A BRR, 2.46% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,070,207
2021-1A CRR, 2.81% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,431,969
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	13,349,336
2021-32A CR, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	3,925,399
BSPRT Issuer Ltd.
2021-FL7 C, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,6	7,250,000	6,751,578
2021-FL6 C, 3.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,6	5,550,000	5,145,716
2021-FL7 B, 3.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38◊,6	4,875,000	4,581,756
Owl Rock CLO VI Ltd.
2021-6A B1, 3.85% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	16,348,729
KREF
2021-FL2 C, 3.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,637,532
Owl Rock CLO II Ltd.
2021-2A ALR, 2.61% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	15,600,000	15,273,412
Dryden 36 Senior Loan Fund
2020-36A CR3, 3.09% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	14,659,879
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 2.74% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30◊,4	14,537,000	14,376,685

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	14,128,597	$14,060,047
Octagon Investment Partners 49 Ltd.
2021-5A B, 2.59% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,050,318
Diamond CLO Ltd.
2021-1A A2R, 2.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29◊,4	7,021,280	7,018,627
2021-1A CR, 3.58% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4	2,300,000	2,281,073
2021-1A BR, 2.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/25/29◊,4	2,150,000	2,149,553
Greystone Commercial Real Estate Notes
2021-FL3 C, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39◊,6	12,000,000	11,205,478
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,899,694
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	10,000,000	9,724,611
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	9,467,455
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 2.05% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,637,323
Boyce Park CLO Ltd.
2022-1A B1, 2.37% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,206,964
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,11]	10,000,000	7,762,642
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 3.01% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37◊,6	3,100,000	2,981,604
2021-FL4 C, 3.36% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37◊,6	3,100,000	2,979,845
HGI CRE CLO Ltd.
2021-FL2 B, 3.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,6	5,000,000	4,797,040
2021-FL2 C, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36◊,6	1,000,000	920,703
Owl Rock CLO I Ltd.
2019-1A A, 3.28% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	5,650,000	5,617,542
Shackleton CLO Ltd.
2017-8A BR, 2.36% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27◊,4	5,510,000	5,386,222
VOYA CLO
2021-2A BR, 3.19% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,747,823

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Collateralized Loan Obligations - 15.3% (continued)
Atlas Senior Loan Fund III Ltd.
2017-1A BR, 2.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27◊,4		4,300,000	$4,195,278
Northwoods Capital XII-B Ltd.
2018-12BA B, 3.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4		4,000,000	3,855,611
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 4.07% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊,6		3,800,000	3,619,530
BRSP Ltd.
2021-FL1 D, 4.31% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38◊,6		3,800,000	3,519,370
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,11]		8,920,000	2,764,308
TRTX Issuer Ltd.
2019-FL3 B, 3.34% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34◊,6		1,500,000	1,455,873
2019-FL3 A, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34◊,6		1,209,689	1,204,485
Wellfleet CLO Ltd.
2018-2A A2R, 2.64% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28◊,4		2,500,000	2,419,622
Allegro CLO VII Ltd.
2018-1A C, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31◊,4		2,500,000	2,344,589
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,11]		10,575,071	2,331,803
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4		1,075,230	$1,068,217
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,11]		6,859,005	1,067,261
Telos CLO Ltd.
2017-6A B2R, 2.79% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27◊,4		1,064,968	1,064,287
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,4		722,008	721,574
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,11]		3,700,000	518,740
KVK CLO Ltd.
2017-1A AR, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,4		471,901	471,697
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,11]		461,538	184,399
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,11]		1,300,000	88,920
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,11]		1,200,000	77,280
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[11]		2,375,019	17,338
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,11]		1,808,219	1,989
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[6,11]		1,500,000	318
Total Collateralized Loan Obligations			3,045,312,357
Financial - 2.6%
HV Eight LLC
3.36% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25◊,†††	EUR	107,000,000	111,835,315

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Financial - 2.6% (continued)
Strategic Partners Fund VIII LP
4.20% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		73,800,000	$73,466,586
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4		70,150,000	70,150,000
Station Place Securitization Trust
2021-SP1, 3.38% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,4		42,600,000	42,600,000
HarbourVest Structured Solutions IV Holdings, LP
2.58% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		19,956,425	19,959,191
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	11,608,045
Project Onyx
2.50% (90 Day Average SOFR + 2.30%, Rate Floor: 2.30%) due 01/26/27◊,†††		31,000,000	31,006,423
KKR Core Holding Company LLC
4.00% due 08/12/31†††		32,280,813	28,512,286
Ceamer Finance LLC
3.69% due 03/22/31†††		23,066,908	21,362,626
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		19,951,298	19,435,015
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	10,084,873	10,523,836
3.16% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††		8,197,841	8,200,212
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		17,448,141	17,289,026
Thunderbird A
5.50% due 03/01/37†††		16,733,000	16,733,000
Lightning A
5.50% due 03/01/37†††		16,733,000	16,733,000
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		15,238,043	14,781,420
Lam Trade Finance Group LLC
2.50% due 09/29/22†††		11,000,000	10,988,024
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		2,462,015	2,460,530
Total Financial			527,644,535
Transport-Aircraft - 2.2%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		71,837,606	60,100,217
2021-2A, 2.80% due 01/15/47[4]		23,878,367	20,363,318
2020-1A, 3.35% due 01/16/40[4]		17,808,499	14,937,417
2019-1, 3.84% due 05/15/39[4]		9,899,264	6,801,904
2017-1A, 3.97% due 05/16/42[4]		6,350,477	5,270,127
2019-2, 3.38% due 10/16/39[4]		2,047,999	1,557,137
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]		57,113,370	50,827,724
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]		46,570,639	41,459,264
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]		40,558,228	34,449,985
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]		37,580,906	34,205,168
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]		35,795,466	32,376,902
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]		29,149,518	25,489,481
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]		30,137,065	23,958,967
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]		26,945,665	22,475,853
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]		19,610,250	18,167,799
WAVE LLC
2019-1, 3.60% due 09/15/44[4]		20,010,919	16,299,534

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Transport-Aircraft - 2.2% (continued)
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	12,044,330	$10,170,848
2017-1, 4.58% due 02/15/42[4]	5,031,208	4,668,112
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	14,607,317	13,128,318
2016-1, 4.45% due 08/15/41	166,284	152,821
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,4	10,637,384	10,130,293
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]	1,406,250	1,188,507
Stripes Aircraft Ltd.
2013-1 A1, 5.11% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††	237,922	233,365
Total Transport-Aircraft		448,413,061
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	95,842,876	86,108,977
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	29,997,000	25,684,571
2022-1A, 3.13% due 01/25/52[4]	23,441,250	20,355,233
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,452,150	19,665,425
2016-1A, 4.97% due 05/25/46[4]	14,582,500	14,488,020
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	28,933,750	24,164,687
2020-1, 2.84% due 01/30/51[4]	9,677,500	8,328,679
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,372,500	22,541,183
2022-1A, 3.73% due 03/05/52[4]	10,300,000	9,175,003
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	10,293,125	9,835,441
2021-1A, 3.15% due 04/25/51[4]	9,237,690	7,892,257
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,379,950	11,892,230
2019-1A, 4.08% due 06/15/49[4]	1,532,625	1,441,202
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[4]	7,675,943	7,155,928
2021-1A, 2.79% due 11/20/51[4]	6,716,250	5,533,270
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	11,501,090	9,199,630
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]	3,356,100	3,255,793
Total Whole Business		286,717,529
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	108,450,000	94,811,491
2021-4A BR, 3.12% due 04/27/39[6]	16,250,000	13,785,653
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[4]	54,000,000	47,876,227
Anchorage Credit Funding Ltd.
2021-13A A1, 2.88% due 07/27/39[4]	32,850,000	28,763,204
2021-13A B1, 3.23% due 07/27/39[6]	6,345,000	5,374,131
2021-13A C2, 3.65% due 07/27/39[6]	1,950,000	1,617,855
Total Collateralized Debt Obligations		192,228,561
Net Lease - 0.8%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,775,362	26,309,556
2016-1A, 4.32% due 10/20/46[4]	11,261,885	10,677,969
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	22,130,135	20,649,729
2021-1A, 2.76% due 08/15/51[4]	6,598,625	5,342,494
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	19,965,469	18,201,608
2020-1A, 3.25% due 02/15/50[4]	3,420,878	3,047,443
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,751,189
2021-1, 3.04% due 07/20/51[4]	5,050,000	4,232,144

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.3% (continued)
Net Lease - 0.8% (continued)
2021-1, 3.44% due 07/20/51[4]	3,215,000	$2,731,100
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,592,383
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	15,000,000	13,768,422
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,592,494	9,306,910
CF Hippolyta Issuer LLC
2020-1, 2.28% due 07/15/60[4]	10,125,538	9,082,855
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,655,803
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,413,814	3,751,558
STORE Master Funding LLC
2021-1A, 3.70% due 06/20/51[4]	3,565,085	3,037,308
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[4]	269,920	270,010
Total Net Lease		150,408,481
Single Family Residence - 0.4%
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	47,371,579	42,062,121
2021-3, 2.80% due 01/17/41[4]	15,991,336	14,314,825
FirstKey Homes Trust
2021-SFR1, 2.19% due 08/17/38[4]	8,174,000	7,205,228
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,251,991
Total Single Family Residence		69,834,165
Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	55,802,260	52,300,316
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	11,496,658	10,204,543
Total Transport-Container		62,504,859
Infrastructure - 0.3%
VB-S1 Issuer LLC
2022-1A, 4.29% due 02/15/52[4]	40,900,000	37,077,445
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	21,232,760	20,981,878
Hotwire Funding LLC
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,545,821
Total Infrastructure		61,605,144
Insurance - 0.0%
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,510,326	2,501,677
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,810,799	1,849,705
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	879,794	893,541
Total Insurance		5,244,923
Diversified Payment Rights - 0.0%
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[4]	11,310	11,260
Total Asset-Backed Securities
(Cost $5,144,645,410)		4,849,924,875

U.S. GOVERNMENT SECURITIES†† - 14.5%
U.S. Treasury Bonds
2.00% due 08/15/51	800,000,000	618,281,248
1.88% due 02/15/51[8]	330,000,000	247,538,673
due 02/15/46[8,12,13]	354,745,000	156,524,956
due 05/15/44[12,13]	302,165,000	140,220,569
due 11/15/51[12,13]	275,000,000	110,003,429
1.88% due 11/15/51	100,000,000	75,031,250
due 02/15/52[12,13]	143,820,000	57,668,037
due 11/15/44[12,13]	70,650,000	32,155,142
due 08/15/51[12,13]	43,990,000	17,670,259
2.88% due 08/15/45	2,630,000	2,389,191
2.38% due 11/15/49	2,300,000	1,942,602
1.38% due 08/15/50	2,450,000	1,612,693
2.75% due 11/15/42	700,000	626,801
U.S. Treasury Notes
2.88% due 05/15/32[8]	1,056,780,000	1,044,891,225
2.63% due 05/31/27[8]	244,730,000	240,103,073
2.38% due 03/31/29	7,200,000	6,892,031
2.25% due 08/15/27	3,370,000	3,236,911

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 14.5% (continued)
0.50% due 05/31/27	2,600,000	$2,296,125
1.50% due 10/31/24	2,100,000	2,028,879
2.00% due 04/30/24	2,000,000	1,965,078
1.50% due 01/31/27	2,000,000	1,867,344
2.13% due 05/15/25	880,000	858,447
1.38% due 11/15/31	347,000	300,968
U.S. Treasury Strip Principal
due 02/15/51[12,13]	310,000,000	125,809,371
Total U.S. Government Securities
(Cost $3,201,591,206)		2,891,914,302

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0%
Residential Mortgage-Backed Securities - 8.5%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	77,274,497	74,535,927
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	66,695,257	61,981,449
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	44,158,973	41,526,873
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	30,247,864	28,626,720
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,14]	82,679,582	74,743,764
2021-C, 1.62% due 03/01/61[4,14]	70,879,355	65,648,671
2021-HE1, 2.43% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,383,158
FKRT
2.21% due 11/30/58†††,6	117,200,000	112,243,952
PRPM LLC
2021-5, 1.79% due 06/25/26[4,14]	67,937,423	63,577,424
2021-8, 1.74% (WAC) due 09/25/26◊,4	38,228,554	35,560,966
2022-1, 3.72% due 02/25/27[4,14]	9,320,629	8,954,604
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,14]	44,090,659	41,333,013
2021-GS3, 1.75% due 07/25/61[4,14]	39,286,182	36,134,515
2021-GS5, 2.25% due 07/25/67[4,14]	25,102,182	23,387,695
Towd Point Revolving Trust
4.83% due 09/25/64[6]	81,500,000	78,885,097
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	26,590,041	14,764,631
2007-HE5, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37◊	28,002,401	13,226,573
2006-HE6, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36◊	23,997,200	9,644,184
2006-HE5, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/36◊	13,888,407	7,684,457
2006-HE4, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	8,725,297	4,991,761
2006-HE5, 2.12% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 08/25/36◊	8,321,830	4,558,622
2007-HE2, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37◊	8,485,432	4,438,318
2007-HE3, 1.73% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36◊	5,903,758	3,207,148
2007-NC3, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37◊	3,656,641	2,790,127
2007-HE6, 1.68% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	2,661,383	2,338,153
2007-HE3, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊,4	2,147,299	1,396,499
2006-HE6, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36◊	3,041,899	1,210,137
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,6	41,840,028	40,786,203
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,6	26,552,973	26,063,206

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,14]	65,522,471	$61,556,101
Home Equity Loan Trust
2007-FRE1, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	57,612,979	53,940,417
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	65,954,799	45,065,226
2006-WMC4, 1.74% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	12,089,492	6,950,384
2006-WMC3, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	1,948,912	1,441,993
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	37,879,081	36,069,544
GSAMP Trust
2007-NC1, 1.75% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	26,691,505	15,333,076
2006-HE8, 1.85% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	8,793,713
2006-NC2, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	6,566,141	4,008,948
2007-NC1, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46◊	5,955,265	3,118,362
Alternative Loan Trust
2007-OA4, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 05/25/47◊	17,337,601	15,143,495
2007-OH3, 2.20% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	6,788,332	6,034,224

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	6,301,790	$3,973,791
2007-OA7, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	2,648,937	2,288,508
2007-OH3, 2.06% (1 Month USD LIBOR + 0.44%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	674,784	594,868
NovaStar Mortgage Funding Trust Series
2007-2, 1.82% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	26,524,907	25,547,770
2007-1, 1.75% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	3,014,494	2,116,485
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	14,018,269	13,338,254
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	13,780,064	13,036,071
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	23,229,301	22,666,666
2006-BC4, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	2,506,194	2,437,168
2006-BC6, 1.79% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37◊	187,211	184,535
2006-OPT1, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36◊	21,992	21,853
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 2.24% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35◊	16,761,000	15,981,867
2007-ASP1, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37◊	8,477,246	4,222,887
2007-WM2, 1.83% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37◊	6,607,170	3,249,780
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36◊,4	22,340,899	12,687,285
2007-AMC3, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	6,556,494	5,720,903
2006-WF1, 5.05% due 03/25/36	8,320,960	4,598,640
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.31% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	9,661,556	8,247,096
2006-AR10, 1.96% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	8,816,536	8,141,986
2006-AR9, 1.32% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	4,140,669	3,425,782
2006-7, 4.06% due 09/25/36	5,402,982	1,787,874
2006-8, 4.17% due 10/25/36	356,113	143,343
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	12,023,568	11,587,905
2020-1, 2.41% (WAC) due 02/25/50◊,4	9,248,898	8,958,929

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
IXIS Real Estate Capital Trust
2007-HE1, 1.73% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37◊	33,468,951	$8,907,015
2006-HE1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	12,229,756	6,710,284
2007-HE1, 1.85% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	6,351,928	1,696,855
2007-HE1, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	5,965,620	1,590,513
2007-HE1, 1.68% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	4,963,120	1,318,237
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	131,792,435	19,762,236
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	20,058,196	18,671,531
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,240,544
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 2.14% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	33,194,977	11,153,124
2006-HE6, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37◊	8,918,605	5,444,948
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,6	9,733,720	9,549,372
2019-RM3, 2.80% (WAC) due 06/25/69◊,6	5,974,768	5,805,989
Lehman XS Trust Series
2007-4N, 1.82% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47◊	9,006,588	8,619,313
2007-2N, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊	5,240,561	4,906,971
2007-15N, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37◊	1,588,451	1,466,329
2006-10N, 2.04% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	337,669	331,220
RALI Series Trust
2007-QO4, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47◊	4,444,625	4,068,354
2006-QO2, 2.06% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	16,587,266	3,780,903
2007-QO2, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	7,658,028	3,166,640
2006-QO2, 2.16% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,379,167	1,263,079
2006-QO6, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	4,735,048	1,175,544
2007-QO3, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47◊	904,537	812,970
Ameriquest Mortgage Securities Trust
2006-M3, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	27,777,006	9,908,883
2006-M3, 1.72% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	11,668,208	4,157,216
First NLC Trust
2005-4, 2.40% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	10,888,602	10,625,884

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
2005-1, 2.08% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,347,559	$2,123,304
ABFC Trust
2007-WMC1, 2.87% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37◊	16,301,896	12,277,794
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	12,433,459	12,022,468
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36◊	30,974,604	10,234,576
2006-HE2, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	3,427,836	1,620,198
GCAT 2022-NQM3 Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	12,217,763	11,641,017
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	7,067,664	6,248,707
2006-12, 1.79% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38◊	5,396,665	4,871,839
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 2.08% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37◊	19,981,876	7,549,586
2007-A1, 1.92% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37◊	7,577,461	2,829,183
First Franklin Mortgage Loan Trust
2006-FF16, 1.90% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 12/25/36◊	21,299,936	10,208,440

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
Fremont Home Loan Trust
2006-E, 1.74% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 01/25/37◊	12,294,716	$5,756,569
2006-D, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	10,789,357	4,240,090
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	9,852,545	9,584,166
Securitized Asset-Backed Receivables LLC Trust 2007-BR2
2007-BR2, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,4	11,116,644	9,379,214
Master Asset-Backed Securities Trust
2006-WMC4, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	11,006,406	3,864,921
2006-NC2, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	8,015,237	3,370,626
2007-WMC1, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37◊	6,086,418	2,015,700
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 2.38% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36◊	10,195,989	8,242,521
Long Beach Mortgage Loan Trust
2006-8, 1.94% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	15,049,503	4,801,912
2006-6, 2.12% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	4,683,660	1,997,590
2006-8, 1.80% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,016,431	1,275,431
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 2.00% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	8,503,951	8,010,898
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 1.79% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	5,230,068	4,006,346
2007-HE4, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	3,589,275	2,361,110
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.29% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,884,474	4,094,133
2006-AR13, 1.36% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,523,878	1,336,144
2006-AR11, 1.40% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	712,126	628,169
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	10,110,060	3,923,088
2007-OA2, 1.25% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,270,798	2,101,834
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	5,530,362
GSAA Home Equity Trust
2006-5, 1.98% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36◊	13,187,009	5,321,351
2007-7, 2.16% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	68,044	66,299

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
Impac Secured Assets CMN Owner Trust
2005-2, 2.12% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36◊	5,874,752	$5,360,084
American Home Mortgage Assets Trust
2006-4, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46◊	7,275,756	4,149,655
2006-6, 1.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46◊	1,416,809	1,195,079
Option One Mortgage Loan Trust
2007-2, 1.87% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	5,144,977	2,887,372
2007-5, 1.84% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37◊	2,233,081	1,488,941
ASG Resecuritization Trust
2010-3, 1.59% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	2,897,535	2,746,689
Master Asset-Backed Securities Trust
2006-WMC3, 1.78% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36◊	5,870,309	2,293,604
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.20% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	2,060,904	1,993,485
Countrywide Asset-Backed Certificates
2005-15, 2.07% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36◊	1,439,470	1,415,612
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	1,425,302	1,373,370
Structured Asset Investment Loan Trust
2006-3, 1.77% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	428,253	415,747
2004-BNC2, 2.82% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34◊	338,695	333,460
Nomura Resecuritization Trust
2015-4R, 2.37% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	813,150	739,082
Impac Secured Assets Trust
2006-2, 1.96% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	674,755	599,447
Morgan Stanley Resecuritization Trust
2014-R9, 1.14% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46◊,4	569,990	561,967
Alliance Bancorp Trust
2007-OA1, 2.10% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	575,461	496,649
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	205,167	198,926
Morgan Stanley Re-REMIC Trust
2010-R5, 2.55% due 06/26/36[4]	137,814	124,597
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[4]	1,154	1,127

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
GreenPoint Mortgage Funding Trust
2007-AR1, 1.70% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47◊	21	$21
Total Residential Mortgage-Backed Securities		1,689,084,030
Commercial Mortgage-Backed Securities - 1.8%
BX Commercial Mortgage Trust
2021-VOLT, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	55,939,193
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	48,618,981
2019-XL, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36◊,4	6,162,500	5,914,494
2022-LP2, 3.30% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	5,883,098	5,471,779
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 3.16% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	13,137,758
2016-JP3, 3.57% (WAC) due 08/15/49◊	10,290,000	9,190,792
2021-NYAH, 3.51% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	7,289,423
2016-JP3, 1.52% (WAC) due 08/15/49◊,10	64,167,156	2,791,746
SMRT
2022-MINI, 3.23% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	30,385,888
Life Mortgage Trust
2021-BMR, 3.67% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	17,845,297
2021-BMR, 3.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,810,677
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52◊,10	218,956,599	7,751,392
2019-GC41, 1.18% (WAC) due 08/10/56◊,10	104,389,965	5,487,572
2016-C2, 1.88% (WAC) due 08/10/49◊,10	32,823,885	1,767,277
2016-P4, 2.05% (WAC) due 07/10/49◊,10	28,783,110	1,668,779
2016-P5, 1.53% (WAC) due 10/10/49◊,10	25,545,431	1,170,456
2016-GC37, 1.84% (WAC) due 04/10/49◊,10	18,636,678	911,470
2015-GC35, 0.87% (WAC) due 11/10/48◊,10	28,670,883	566,253
2015-GC29, 1.16% (WAC) due 04/10/48◊,10	18,607,567	427,157
2013-GC15, 4.37% (WAC) due 09/10/46◊	380,000	379,730
2016-C3, 1.16% (WAC) due 11/15/49◊,10	10,284,434	357,045
Extended Stay America Trust
2021-ESH, 3.58% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	12,423,539	11,986,780
2021-ESH, 3.03% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	6,410,546	6,201,265
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.14% (WAC) due 07/15/50◊,10	66,247,149	2,537,988
2016-BNK1, 1.86% (WAC) due 08/15/49◊,10	35,256,833	1,932,166
2017-RB1, 1.34% (WAC) due 03/15/50◊,10	35,234,077	1,533,796
2016-C32, 4.88% (WAC) due 01/15/59◊	1,400,000	1,368,206
2016-C35, 2.04% (WAC) due 07/15/48◊,10	23,165,778	1,332,398

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Commercial Mortgage-Backed Securities - 1.8% (continued)
2017-C42, 1.02% (WAC) due 12/15/50◊,10	34,658,380	$1,329,717
2015-NXS4, 1.18% (WAC) due 12/15/48◊,10	38,340,704	1,081,982
2017-RC1, 1.63% (WAC) due 01/15/60◊,10	19,915,017	1,000,148
2016-NXS5, 1.59% (WAC) due 01/15/59◊,10	23,038,607	889,949
2015-C30, 1.03% (WAC) due 09/15/58◊,10	29,360,879	672,405
2015-P2, 1.09% (WAC) due 12/15/48◊,10	22,906,979	615,156
2016-C37, 0.96% (WAC) due 12/15/49◊,10	11,796,221	313,542
2015-NXS1, 1.21% (WAC) due 05/15/48◊,10	8,222,213	189,466
BENCHMARK Mortgage Trust
2020-IG3, 3.23% (WAC) due 09/15/48◊,4	5,232,000	4,040,240
2019-B14, 0.91% (WAC) due 12/15/62◊,10	108,872,277	3,924,737
2018-B2, 0.54% (WAC) due 02/15/51◊,10	120,423,805	1,942,857
2018-B6, 0.57% (WAC) due 10/10/51◊,10	60,684,667	1,010,661
2018-B6, 4.76% (WAC) due 10/10/51◊	750,000	725,303
GS Mortgage Securities Trust
2020-GC45, 0.79% (WAC) due 02/13/53◊,10	153,526,516	5,593,186
2019-GC42, 0.93% (WAC) due 09/01/52◊,10	69,509,617	2,984,361
2017-GS6, 1.16% (WAC) due 05/10/50◊,10	41,711,979	1,711,726
2017-GS6, 3.87% due 05/10/50	521,000	490,136
2015-GC28, 1.12% (WAC) due 02/10/48◊,10	15,021,236	300,356
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.99% (WAC) due 10/15/50◊,10	130,961,389	4,314,981
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,421,317
2016-C4, 0.88% (WAC) due 12/15/49◊,10	82,275,747	2,225,691
2016-C2, 1.70% (WAC) due 06/15/49◊,10	26,140,475	1,047,653
2017-C5, 1.04% (WAC) due 03/15/50◊,10	7,635,388	238,901
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	5,350,000	4,863,217

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Commercial Mortgage-Backed Securities - 1.8% (continued)
2020-DUNE, 2.67% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	$3,671,274
2020-DUNE, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	964,170
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,10	196,515,699	4,304,185
2015-CR26, 1.06% (WAC) due 10/10/48◊,10	79,070,491	1,831,083
2015-CR24, 0.89% (WAC) due 08/10/48◊,10	44,379,316	840,806
2015-CR23, 1.02% (WAC) due 05/10/48◊,10	39,146,399	762,454
2015-CR23, 3.80% due 05/10/48	700,000	683,748
2015-CR27, 1.06% (WAC) due 10/10/48◊,10	25,769,169	624,696
2013-CR13, 0.89% (WAC) due 11/10/46◊,10	35,041,620	310,665
2014-LC15, 1.22% (WAC) due 04/10/47◊,10	9,158,508	124,539
DBGS Mortgage Trust
2018-C1, 4.78% (WAC) due 10/15/51◊	7,588,000	7,359,288
KKR Industrial Portfolio Trust
2021-KDIP, 2.87% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 12/15/37◊,4	6,562,500	6,199,858
CSAIL Commercial Mortgage Trust
2019-C15, 1.20% (WAC) due 03/15/52◊,10	94,798,187	4,602,670
2015-C1, 0.96% (WAC) due 04/15/50◊,10	49,650,796	785,034
2016-C6, 2.03% (WAC) due 01/15/49◊,10	4,984,069	275,714
BANK
2020-BN25, 0.53% (WAC) due 01/15/63◊,10	140,000,000	3,784,998
2017-BNK6, 0.92% (WAC) due 07/15/60◊,10	39,741,840	1,198,455
2017-BNK4, 1.49% (WAC) due 05/15/50◊,10	11,668,755	554,756
UBS Commercial Mortgage Trust
2017-C2, 1.15% (WAC) due 08/15/50◊,10	46,810,215	1,836,711
2017-C5, 1.12% (WAC) due 11/15/50◊,10	46,982,474	1,748,072
CD Mortgage Trust
2017-CD6, 1.06% (WAC) due 11/13/50◊,10	44,392,126	1,317,549
2016-CD1, 1.50% (WAC) due 08/10/49◊,10	29,698,281	1,244,477
2016-CD2, 0.70% (WAC) due 11/10/49◊,10	29,960,249	573,038
CD Commercial Mortgage Trust
2017-CD4, 1.39% (WAC) due 05/10/50◊,10	30,468,635	1,199,858
2017-CD3, 1.12% (WAC) due 02/10/50◊,10	32,237,440	1,094,239
BBCMS Mortgage Trust
2018-C2, 0.93% (WAC) due 12/15/51◊,10	57,667,659	2,210,419
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.20% (WAC) due 07/15/50◊,10	49,898,643	1,893,768
CGMS Commercial Mortgage Trust
2017-B1, 0.89% (WAC) due 08/15/50◊,10	59,744,721	1,883,697
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.29% (WAC) due 02/15/48◊,10	67,804,625	1,635,949
2013-C12, 0.53% (WAC) due 07/15/45◊,10	31,191,244	80,364
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.02% (WAC) due 12/15/47◊,10	62,671,729	1,336,562
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48◊,10	37,447,149	1,081,444
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,10	21,404,604	815,098
DBJPM Mortgage Trust
2017-C6, 1.10% (WAC) due 06/10/50◊,10	20,672,073	711,223
SG Commercial Mortgage Securities Trust
2016-C5, 2.06% (WAC) due 10/10/48◊,10	5,602,385	276,351
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49◊	275,000	257,451

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Commercial Mortgage-Backed Securities - 1.8% (continued)
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	$223,586
WFRBS Commercial Mortgage Trust
2013-C12, 1.22% (WAC) due 03/15/48◊,4,10	5,222,251	20,785
Total Commercial Mortgage-Backed Securities		353,022,480
Government Agency - 1.6%
Fannie Mae
2.40% due 03/01/40	27,004,000	20,803,590
3.83% due 05/01/49	19,000,000	18,089,943
2.27% due 10/01/41	16,935,000	12,972,385
3.42% due 09/01/47	12,465,205	11,429,863
due 12/25/43[13]	12,783,048	10,272,461
2.07% due 10/01/50	13,111,835	10,008,313
2.57% due 08/01/51	12,435,870	9,635,032
2.00% due 09/01/50	11,769,543	8,858,298
2.31% due 10/01/41	9,435,000	7,279,855
1.76% due 08/01/40	9,360,000	6,871,586
2.17% due 03/01/51	8,638,000	6,460,412
2.44% due 10/01/51	8,500,000	6,336,647
2.10% due 07/01/50	7,467,978	5,714,574
2.43% due 12/01/51	7,401,000	5,664,929
2.41% due 12/01/41	7,100,000	5,553,718
2.49% due 12/01/39	6,720,141	5,517,505
due 10/25/43[13]	6,428,887	5,185,675
3.05% due 03/01/50	6,018,586	5,056,372
2.94% due 03/01/52	5,824,176	4,916,477
2.51% due 10/01/46	5,705,679	4,723,137
4.07% due 05/01/49	4,689,467	4,585,543
2.52% due 12/01/41	5,309,326	4,418,775
2.17% due 10/01/50	5,164,775	3,958,859
2.99% due 01/01/40	4,429,000	3,891,041
3.50% due 02/01/48	3,841,224	3,557,712
4.24% due 08/01/48	3,400,000	3,478,079
2.54% due 12/01/39	3,701,687	3,134,923
2.34% due 09/01/39	3,646,202	2,921,375
2.42% due 10/01/51	3,458,466	2,726,568
2.36% due 01/01/42	3,500,000	2,711,778
2.96% due 10/01/49	2,841,587	2,436,689
2.50% due 03/01/35	2,454,404	2,349,603
3.26% due 11/01/46	2,376,966	2,174,938
2.69% due 02/01/52	2,486,870	2,026,760
2.92% due 03/01/50	2,353,846	2,001,975
2.51% due 07/01/50	2,372,855	1,917,008
2.62% due 12/01/51	2,334,187	1,881,663
2.93% due 03/01/52	2,091,186	1,773,359
2.68% due 04/01/50	1,917,146	1,594,711
3.46% due 08/01/49	1,670,040	1,531,111
3.50% due 12/01/47	1,498,092	1,464,890
3.08% due 02/01/33	1,300,000	1,234,905
3.74% due 02/01/48	1,241,316	1,175,423
4.05% due 09/01/48	1,147,058	1,122,071
2.32% due 07/01/50	1,368,390	1,068,616
2.25% due 10/01/50	1,262,162	976,818
3.13% due 01/01/30	976,183	950,033
3.01% due 04/01/42	1,050,000	898,400
3.96% due 06/01/49	955,152	880,961
3.60% due 10/01/47	922,112	857,068
4.00% due 12/01/38	831,529	834,224
2.65% due 12/01/51	993,099	801,045
3.18% due 09/01/42	848,858	767,644
3.50% due 12/01/46	780,137	762,307
4.00% due 08/01/47	749,940	752,683
4.50% due 03/01/48	673,059	680,277
3.91% due 07/01/49	669,859	677,504
3.63% due 01/01/37	706,680	669,475
3.50% due 12/01/45	645,593	632,278
3.36% due 12/01/39	685,986	617,841
4.00% due 01/01/46	608,561	612,564
2.50% due 01/01/35	618,198	594,096
2.75% due 11/01/31	616,380	573,971
3.00% due 07/01/46	530,833	502,940
2.56% due 05/01/39	596,781	496,719
4.50% due 02/01/45	345,642	355,865
4.33% due 09/01/48	330,657	330,425
4.22% due 04/01/49	315,000	304,699
5.00% due 12/01/44	265,999	276,589
5.00% due 05/01/44	226,860	235,941
3.50% due 08/01/43	233,729	229,681
4.50% due 05/01/47	190,318	194,797
2.06% due 09/01/36	140,000	108,986
2.28% due 01/01/51	70,084	54,691
Fannie Mae-Aces
1.56% (WAC) due 03/25/35◊,10	234,285,929	27,529,721
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	12,350,039	11,072,838
2.00% due 05/25/60	10,034,392	8,997,019
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	11,127,823	9,862,750
Freddie Mac
3.26% due 09/01/45	2,182,427	2,008,823
4.00% due 01/15/46	1,156,386	1,150,351
1.96% due 05/01/50	1,561,727	1,148,975
1.95% due 05/01/50	1,438,764	1,056,881
3.50% due 01/01/44	905,941	890,035
4.00% due 02/01/46	668,386	673,743
4.00% due 11/01/45	540,406	544,674
3.00% due 08/01/46	562,454	533,233
4.50% due 06/01/48	275,488	278,442
Freddie Mac Multifamily Structured Pass Through Certificates
0.64% (WAC) due 12/25/24◊,10	42,081,331	484,945

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.0% (continued)
Government Agency - 1.6% (continued)
FREMF Mortgage Trust
0.13% due 05/25/46[4,10]	678,513,380	$204,843
Total Government Agency		315,556,942
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	113,044,958	110,947,224
2015-R1, 4.44% (WAC) due 11/25/52◊,4	21,478,549	21,101,693
2015-R1, 4.32% (WAC) due 10/25/52◊,4	13,427,415	12,609,401
2015-R1, 0.70% (WAC) due 11/25/55◊,4,10	170,218,336	12,291,943
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,770,475	12,734,732
2008-AMCW, 6.90% due 07/10/55†††,4	8,164,409	9,781,622
2007-AETC, 5.75% due 02/10/52†††,4	7,246,341	7,195,828
2006-RILY, 1.57% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,849,302	4,559,129
2007-ROBS, 6.06% due 10/10/52†††,4	4,578,276	4,554,253
2007-AET2, 6.06% due 10/10/52†††,4	3,007,607	3,065,523
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,734,900	22,255,195
2005-DRUM, 5.47% due 05/10/50†††,4	4,423,490	4,155,089
2002-MEAD, 6.85% due 05/10/37†††,4	3,207,691	3,621,566
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,327,205
Total Military Housing		231,200,403
Total Collateralized Mortgage Obligations
(Cost $2,880,626,453)		2,588,863,855

SENIOR FLOATING RATE INTERESTS††,◊ - 9.1%
Consumer, Cyclical - 2.0%
MB2 Dental Solutions LLC
7.24% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		44,469,479	43,790,552
7.43% ((3 Month USD LIBOR + 6.00%) and (Commercial Prime Lending Rate + 5.00%), Rate Floor: 7.00%) due 01/29/27†††		15,900,487	15,657,731
7.49% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		13,852,034	13,640,552
Verisure Holding AB
3.47% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	30,010,000	28,286,697
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/20/26	EUR	6,890,000	6,523,371
Packers Holdings LLC
4.44% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		36,122,509	32,984,547
BGIS (BIFM CA Buyer, Inc.)
5.07% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26†††		32,466,952	29,788,428
Mavis Tire Express Services TopCo Corp.
5.75% (1 Month Term SOFR + 4.00%, Rate Floor: 5.75%) due 05/04/28		28,373,683	26,174,723
Zephyr Bidco Ltd.
5.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 5.44%) due 07/23/25	GBP	23,950,000	25,374,773
CNT Holdings I Corp.
4.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27		23,946,875	22,684,635
Pacific Bells, LLC
6.79% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		23,035,443	21,250,196
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		20,048,500	18,815,517

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Consumer, Cyclical - 2.0% (continued)
Loire Finco Luxembourg SARL
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27		19,454,978	$18,255,190
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/28	EUR	18,600,000	17,124,747
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	14,800,000	13,812,558
Fertitta Entertainment LLC
5.53% (1 Month SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29		14,050,000	12,920,802
New Trojan Parent, Inc.
4.75% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 3.75%) due 01/06/28		13,909,500	12,367,910
Adevinta ASA
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/26/28	EUR	11,000,000	10,744,797
Truck Hero, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 01/31/28		8,887,500	7,927,650
PAI Holdco, Inc.
4.99% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27		5,085,624	4,786,844
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		3,931,066	3,660,805
SP PF Buyer LLC
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		3,348,092	2,829,137
OEConnection LLC
5.65% (1 Month USD LIBOR + 4.00%) due 09/25/26		1,164,009	1,076,708
1011778 BC Unlimited Liability Co.
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26		1,025,338	976,891
Cast & Crew Payroll LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26		597,349	565,493
Rent-A-Center, Inc.
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		493,750	442,835
BRE/Everbright M6 Borrower LLC
6.67% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26		99,749	96,632
Total Consumer, Cyclical			392,560,721
Industrial - 1.7%
United Airlines, Inc.
5.39% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		40,586,250	37,618,583
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		30,500,000	30,073,000
American Bath Group LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27		34,001,096	29,765,239
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		24,306,026	23,431,738
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		20,345,893	20,199,606
TransDigm, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		14,688,600	13,897,031
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		5,768,694	5,469,702
Merlin Buyer, Inc.
5.53% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		20,099,625	18,918,772

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Industrial - 1.7% (continued)
IFCO Management GmbH
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/29/26	EUR	19,870,000	$18,342,531
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29		19,750,000	16,948,068
Icebox Holdco III, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/28		17,563,125	16,465,430
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	13,593,008	13,033,220
Service Logic Acquisition, Inc.
5.24% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27		11,803,970	11,199,017
TK Elevator Midco GmbH
4.02% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27		8,186,293	7,649,108
3.63% (1 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 07/30/27	EUR	3,000,000	2,819,491
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	10,500,000	10,115,781
Hillman Group, Inc.
4.39% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28		10,695,999	9,987,389
CapStone Acquisition Holdings, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††		8,663,570	8,555,276
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		8,324,311	7,658,366
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25†††	EUR	7,908,042	7,540,939
TricorBraun Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28		7,476,765	6,936,045
DXP Enterprises, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27		5,858,333	5,636,185
Charter Next Generation, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27		4,246,250	3,987,951
YAK MAT (YAK ACCESS LLC)
12.18% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		7,240,000	3,832,711
Dispatch Terra Acquisition LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††		3,854,710	3,488,513
Berlin Packaging LLC
4.89% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28		2,878,250	2,671,966
Anchor Packaging LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26		1,938,272	1,836,513
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		1,634,479	1,544,877
BWAY Holding Co.
4.31% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		122,108	114,603

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Industrial - 1.7% (continued)
API Heat Transfer
12.00% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 01/01/24†††		51,851	$15,555
12.00% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 12.00%) due 10/02/23†††,15		9,251	6,938
Total Industrial			339,760,144
Financial - 1.7%
Citadel Securities, LP
4.14% (1 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 02/02/28		62,370,000	59,855,865
Jane Street Group LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		36,858,535	35,356,550
Trans Union LLC
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28		29,529,500	28,096,138
Higginbotham Insurance Agency, Inc.
7.17% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††		25,452,498	25,173,018
HighTower Holding LLC
5.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		22,735,750	21,068,537
Nexus Buyer LLC
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		21,917,982	20,624,821
Alter Domus
5.20% (1 Month Term SOFR + 4.01%, Rate Floor: 4.01%) due 02/17/28		20,681,100	19,026,612
USI, Inc.
5.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26†††		18,404,819	16,978,446
Orion Advisor Solutions, Inc.
4.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		17,460,011	16,383,252
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25		14,620,531	13,814,940
AmWINS Group, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28		13,199,078	12,445,674
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		11,998,429	11,378,470
Franchise Group, Inc.
6.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		12,394,764	11,268,948
Jones Deslauriers Insurance Management, Inc.
6.06% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	11,883,749	8,541,953
9.31% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD	3,489,000	2,514,646
Duff & Phelps
5.28% (1 Month SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		10,145,113	9,472,999
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25		8,084,065	7,593,281
NFP Corp.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27		7,572,760	6,982,084
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		6,405,119	6,128,931
Total Financial			332,705,165
Consumer, Non-cyclical - 1.6%
Quirch Foods Holdings LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27†††		38,618,203	36,494,202

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Consumer, Non-cyclical - 1.6% (continued)
Bombardier Recreational Products, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		33,570,707	$30,912,914
PetIQ LLC
5.50% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		28,611,000	26,608,230
National Mentor Holdings, Inc.
5.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28		27,995,275	24,156,003
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		538,426	464,586
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		21,985,258	20,849,280
Sunshine Investments BV
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/28/25	EUR	18,059,706	18,664,346
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		19,470,170	18,545,337
Mission Veterinary Partners
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		19,155,250	18,101,711
Nidda Healthcare Holding GmbH
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	18,276,306	17,029,924
Women's Care Holdings, Inc.
5.74% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		16,179,177	15,078,993
Sigma Holding BV (Flora Food)
3.50% ((1 Month EURIBOR + 3.50%) and (6 Month EURIBOR + 3.50%), Rate Floor: 3.50%) due 07/02/25	EUR	17,000,000	13,547,626

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Consumer, Non-cyclical - 1.6% (continued)
Blue Ribbon LLC
7.06% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		14,293,125	$13,006,744
Medline Borrower LP
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28		8,977,500	8,311,190
Confluent Health LLC
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		7,948,948	7,366,052
Energizer Holdings, Inc.
3.88% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27		7,406,250	7,012,830
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28		6,558,518	6,246,988
Elanco Animal Health, Inc.
2.81% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		6,594,174	6,215,009
IQVIA, Inc.
2.00% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	4,683,039	4,687,995
Pearl Intermediate Parent LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25		4,763,265	4,481,423
Elsan SAS
3.35% (6 Month EURIBOR + 3.35%, Rate Floor: 3.35%) due 06/16/28	EUR	4,500,000	4,319,396
Midwest Physician Administrative Services
5.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/13/28		4,448,443	4,052,532
Spectrum Brands, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		3,950,000	3,796,937
Avantor Funding, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 11/08/27		3,134,443	3,006,621
Kronos Acquisition Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		3,191,400	2,889,813
Callaway Golf Company
6.17% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26		2,477,066	2,447,663
Hostess Brands LLC
3.60% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 08/04/25		815,328	779,511
Aveanna Healthcare LLC
5.35% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28		483,142	423,353
Atkins Nutritionals, Inc.
4.73% (3 Month Term SOFR + 3.25%, Rate Floor: 3.85%) due 07/07/24		127,931	127,212
Endo Luxembourg Finance Company I SARL
6.69% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28		10,649	8,119
Total Consumer, Non-cyclical			319,632,540
Technology - 1.0%
Datix Bidco Ltd.
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	45,800,000	55,527,997
Peraton Corp.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		32,821,382	30,752,322
Planview Parent, Inc.
5.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		29,575,625	27,801,087

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Technology - 1.0% (continued)
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/30/28	EUR	22,750,000	$21,544,915
Apttus Corp.
5.62% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		12,455,875	11,646,243
Project Boost Purchaser LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 05/29/26		6,336,000	5,872,712
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		4,638,629	4,302,328
Boxer Parent Co., Inc.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/02/25	EUR	8,228,480	7,926,777
Aston FinCo SARL
5.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26	GBP	5,742,145	6,553,045
5.92% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26		634,395	598,076
Athenahealth Group, Inc.
5.01% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/15/29		6,071,014	5,573,981
Navicure, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26		5,607,268	5,305,878
Sportradar Capital SARL
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27†††	EUR	5,300,000	5,081,735
Storable, Inc.
5.38% ((3 Month Term SOFR + 3.50%) and (6 Month Term SOFR + 3.50%), Rate Floor: 4.00%) due 04/17/28		4,975,000	4,659,933
Paya Holdings III, LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/23/28†††		3,374,500	3,205,775
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		1,202,170	1,122,826
TIBCO Software, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26		882,000	862,711
Transact Holdings, Inc.
6.42% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/30/26		72,382	69,071
Total Technology			198,407,412
Communications - 0.5%
Syndigo LLC
5.82% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††		24,651,000	23,171,940
Authentic Brands
5.65% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/21/28		21,800,000	20,328,500
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24		1,023,145	978,894
McGraw Hill LLC
5.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28		20,197,997	18,245,456
UPC Broadband Holding BV
4.32% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29		19,200,000	18,207,936
Xplornet Communications, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		9,925,000	9,038,797
Radiate Holdco LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		2,453,413	2,275,541
Zayo Group Holdings, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,518,456

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.1% (continued)
Communications - 0.5% (continued)
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24		752,923	$707,281
Flight Bidco, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25		735,900	683,776
Telenet Financing USD LLC
3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28		620,000	572,464
SFR Group S.A.
4.73% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26		616,094	559,106
Total Communications			96,288,147
Basic Materials - 0.4%
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	29,914,400
Illuminate Buyer LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		26,776,555	24,682,360
GrafTech Finance, Inc.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25		11,986,458	11,589,467
Trinseo Materials Operating S.C.A.
4.17% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,989,000	10,348,891
W.R. Grace Holdings LLC
6.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28		1,243,750	1,177,209
Total Basic Materials			77,712,327
Utilities - 0.1%
Hamilton Projects Acquiror LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27		32,953,717	31,511,992
Energy - 0.1%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28		13,342,178	12,741,779
Venture Global Calcasieu Pass LLC
4.00% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††		12,016,661	11,956,578
Lotus Midstream, LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25		528,868	511,469
Total Energy			25,209,826
Total Senior Floating Rate Interests
(Cost $1,979,240,738)			1,813,788,274

FEDERAL AGENCY BONDS†† - 1.3%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	138,858,710
4.63% due 09/15/60	42,258,000	45,608,595
5.38% due 04/01/56	8,960,000	10,838,867
due 09/15/53[10,12]	1,612,000	417,572
due 09/15/55[10,12]	1,612,000	384,190
due 09/15/56[10,12]	1,612,000	366,720
due 03/15/57[10,12]	1,612,000	358,868
due 09/15/57[10,12]	1,612,000	351,184
due 09/15/58[10,12]	1,612,000	335,119
due 03/15/59[10,12]	1,612,000	327,928
due 09/15/59[10,12]	1,612,000	320,890
due 09/15/60[10,12]	1,612,000	307,267
due 09/15/54[10,12]	1,020,000	253,027
due 03/15/61[10,12]	1,020,000	190,252
due 09/15/61[10,12]	1,020,000	186,169
due 09/15/62[10,12]	1,020,000	177,566
due 03/15/63[10,12]	1,020,000	173,747
due 09/15/63[10,12]	1,020,000	170,009
due 09/15/64[10,12]	1,020,000	162,776
due 03/15/65[10,12]	1,020,000	159,275
due 09/15/65[10,12]	1,020,000	155,192
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	38,400,000	12,744,154
due 12/15/42[12,13]	23,785,000	9,950,502
due 01/15/38[12,13]	15,800,000	8,275,092
due 09/15/65[12,13]	3,500,000	532,521
due 09/15/39[12,13]	570,000	275,259
due 04/01/56[12,13]	540,000	125,293
Federal Farm Credit Bank
3.00% due 03/08/32	5,100,000	4,729,062
2.00% due 05/14/40	3,000,000	2,150,145
2.04% due 12/22/45	2,870,000	1,886,408
2.60% due 06/28/39	2,000,000	1,591,362
1.99% due 07/30/40	2,000,000	1,420,628
2.48% due 11/17/36	1,650,000	1,351,134
2.75% due 02/02/37	1,580,000	1,346,218
3.11% due 08/05/48	1,500,000	1,243,141
2.69% due 11/29/41	1,080,000	835,136
2.43% due 01/29/37	720,000	601,173
2.90% due 12/09/41	720,000	574,301
2.84% due 06/01/46	720,000	546,217

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 1.3% (continued)
2.59% due 12/30/41	180,000	$137,494
2.59% due 08/24/46	140,000	101,649
3.67% due 02/26/44	70,000	64,777
Freddie Mac
due 09/15/36[12]	2,675,000	1,546,276
2.05% due 08/19/50	2,010,000	1,255,179
2.02% due 10/05/45	720,000	471,906
2.25% due 09/15/50	360,000	234,710
Resolution Funding Corporation Principal Strips
due 01/15/30[12,13]	1,950,000	1,511,537
due 04/15/30[12,13]	725,000	556,384
Federal Home Loan Bank
2.69% due 09/26/34	1,350,000	1,176,958
2.45% due 08/16/41	540,000	404,101
3.63% due 06/22/43	350,000	323,610
Total Federal Agency Bonds
(Cost $342,860,001)		258,066,250

MUNICIPAL BONDS†† - 0.8%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	32,467,396
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	23,045,000	18,223,875
Total New York		50,691,271
Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	11,504,657
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	8,180,822
Wylie Independent School District General Obligation Unlimited
due 08/15/46[12]	8,885,000	3,310,804
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	2,371,987
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,332,797
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,818,961
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[12]	2,850,000	893,224
due 11/15/41[12]	1,500,000	589,191
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,284,401
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	1,021,822
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	771,144
Total Texas		34,079,810
California - 0.2%
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,289,202
2.55% due 01/01/40	3,600,000	2,932,455
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	5,912,034
3.12% due 08/01/40	600,000	459,811
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	4,821,531
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	3,938,289
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,022,275
Hillsborough City School District General Obligation Unlimited
due 09/01/37[12]	1,000,000	474,300
due 09/01/39[12]	1,000,000	415,228
Total California		26,265,125
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,524,999	5,686,014
6.63% due 02/01/35	1,820,000	1,998,136
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,059,590
Total Illinois		12,743,740
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	9,168,974
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	4,493,063

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.8% (continued)
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	$4,125,000	$3,688,198
Total North Carolina		3,688,198
Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	2,914,219
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,167,099
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	1,958,580
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[12]	4,100,000	1,704,303
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	753,858
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	418,960
Total Oklahoma		1,172,818
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[12]	995,000	422,625
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	211,399
Total Municipal Bonds
(Cost $186,003,590)		151,681,224

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	18,471,917
Bermuda Government International Bond
3.38% due 08/20/50[4]	8,400,000	6,085,117
Chile Government International Bond
4.34% due 03/07/42	360,000	320,495
Total Foreign Government Debt
(Cost $34,192,564)		24,877,529

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	7,057,887	5,906,159
Total Senior Fixed Rate Interests
(Cost $7,057,887)		5,906,159

	Contracts/Notional Value
LISTED OPTIONS PURCHASED† - 0.2%
Put Options on:
Equity Options
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $359,611,100)	950	38,707,750
Total Listed Options Purchased
(Cost $22,612,640)		38,707,750

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	6,229,100,000	124,582
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	USD	1,402,500,000	28,050
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	1,880,100,000	2,350
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	USD	630,100,000	788
Total OTC Options Purchased
(Cost $23,214,540)			155,770
Total Investments - 106.7%
(Cost $24,163,950,447)			$21,260,570,251

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Contracts/Notional Value	Value
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $133,006)	146	$–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $129,362)	142	–
Total Listed Options Written
(Premiums received $304,075)		–

OTC INTEREST RATE SWAPTIONS WRITTEN††,16 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 5-Year Interest Rate Swap Expiring July 2022 with exercise rate of 2.80%	USD	238,850,000	(808,579)
UBS AG 5-Year Interest Rate Swap Expiring September 2022 with exercise rate of 3.30%	USD	203,600,000	(1,054,654)
Total Interest Rate Swaptions			(1,863,233)
Total OTC Interest Rate Swaptions Written
(Premiums received $3,526,275)			(1,863,233)
Other Assets & Liabilities, net - (6.7)%			(1,326,734,184)
Total Net Assets - 100.0%			$19,931,972,834

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	09/30/31	$300,000,000	$(35,269,353)	$(65,508)	$(35,203,845)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	67,282,219	18,074,471 USD	08/01/22	$1,255,073
Goldman Sachs International	ILS	Sell	67,282,219	20,296,295 USD	08/01/22	966,751
Goldman Sachs International	ILS	Buy	28,886,625	7,727,829 USD	11/30/22	666,308
Goldman Sachs International	ILS	Sell	28,886,625	8,761,488 USD	11/30/22	367,350
UBS AG	EUR	Sell	10,126,000	10,732,730 USD	09/30/22	53,432
Goldman Sachs International	CAD	Sell	14,895,000	11,586,661 USD	07/15/22	12,272
Barclays Bank plc	GBP	Sell	78,325,000	95,363,390 USD	07/15/22	927
Morgan Stanley Capital Services LLC	CAD	Buy	150,000	116,044 USD	07/15/22	516
JPMorgan Chase Bank, N.A.	CAD	Buy	103,000	79,967 USD	07/15/22	70
Goldman Sachs International	GBP	Buy	955,000	1,171,694 USD	07/15/22	(8,960)
Barclays Bank plc	EUR	Buy	13,674,000	14,446,681 USD	07/15/22	(108,057)
Barclays Bank plc	EUR	Sell	414,968,000	434,698,110 USD	07/15/22	(439,333)
						$2,766,349

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.80%	07/06/22	2.80%	$238,850,000	$(808,579)
UBS AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.30%	09/27/22	3.30%	203,600,000	(1,054,654)
								$(1,863,233)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $8,647,536,506 (cost $9,706,644,125), or 43.4% of total net assets.
[5]	Rate indicated is the 7-day yield as of June 30, 2022.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $712,373,601 (cost $781,727,661), or 3.6% of total net assets — See Note 6.
[7]	Perpetual maturity.
[8]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 202, the total market value of segregated or earmarked securities was $1,738,261,273— See Note 2.
[9]	Security is in default of interest and/or principal obligations.
[10]	Security is an interest-only strip.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
[15]	Payment-in-kind security.
[16]	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$269,585,915	$—	$529		$269,586,444
Preferred Stocks	—	1,038,252,099	—	*	1,038,252,099
Warrants	1,061,626	—	—		1,061,626
Exchange-Traded Funds	8,033,133	—	—		8,033,133
Mutual Funds	67,133,468	—	—		67,133,468
Closed-End Funds	12,992,322	—	—		12,992,322
Money Market Funds	70,270,077	—	—		70,270,077
Corporate Bonds	—	6,589,546,855	579,808,239		7,169,355,094
Asset-Backed Securities	—	4,219,222,637	630,702,238		4,849,924,875
U.S. Government Securities	—	2,891,914,302	—		2,891,914,302
Collateralized Mortgage Obligations	—	2,402,369,761	186,494,094		2,588,863,855
Senior Floating Rate Interests	—	1,487,105,869	326,682,405		1,813,788,274
Federal Agency Bonds	—	258,066,250	—		258,066,250
Municipal Bonds	—	151,681,224	—		151,681,224
Foreign Government Debt	—	24,877,529	—		24,877,529
Senior Fixed Rate Interests	—	—	5,906,159		5,906,159
Options Purchased	38,707,750	155,770	—		38,863,520
Forward Foreign Currency Exchange Contracts**	—	3,322,699	—		3,322,699
Total Assets	$467,784,291	$19,066,514,995	$1,729,593,664		$21,263,892,951

Investments in Securities (Liabilities)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	*	$—	$—	$—
Interest Rate Swaptions Written	—		1,863,233	—	1,863,233
Interest Rate Swap Agreements**	—		35,203,845	—	35,203,845
Forward Foreign Currency Exchange Contracts**	—		556,350	—	556,350
Unfunded Loan Commitments (Note 5)	—		—	1,009,910	896,969
Total Liabilities	$—		$37,623,428	$1,009,910	$38,633,338

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,116,588,375 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$426,333,371	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	112,825,273	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	47,947,301	Yield Analysis	Yield	5.7%-6.1%	5.8%
Asset-Backed Securities	26,863,293	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	16,733,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	112,243,952	Yield Analysis	Yield	5.8%	—
Collateralized Mortgage Obligations	74,250,142	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	522	Enterprise Value	Valuation Multiple	2.6x-8.6x	4.3x
Common Stocks	7	Model Price	Liquidation Value	—	—
Corporate Bonds	409,051,998	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	85,778,269	Yield Analysis	Yield	4.9%-5.2%	5.1%
Corporate Bonds	80,258,972	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	4,719,000	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	5,906,159	Yield Analysis	Yield	4.6%	—
Senior Floating Rate Interests	160,935,977	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	153,789,850	Yield Analysis	Yield	7.4%-9.0%	8.2%
Senior Floating Rate Interests	11,956,578	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,729,593,664
Liabilities:
Unfunded Loan Commitments	$1,009,910	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $412,733,798 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $20,038,997 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$728,643,975	$102,193,653	$624,825,088	$136,117,831	$521	$6,865,207	$1,598,646,275	$(654,750)
Purchases/(Receipts)	214,981,513	4,150,795	57,763,600	29,818,974	-	-	306,714,882	(596,980)
(Sales, maturities and paydowns)/Fundings	(335,452,097)	(97,529,988)	(5,527,948)	(7,134,350)	-	-	(445,644,383)	793,171
Amortization of premiums/discounts	692,632	(31,500)	(32,948)	314,591	-	-	942,775	26,696
Total realized gains (losses) included in earnings	269,190	(70,785)	-	381,908	-	-	580,313	7,884
Total change in unrealized appreciation (depreciation) included in earnings	(20,988,235)	(935,520)	(97,219,553)	(4,238,651)	8	(959,048)	(124,340,999)	(585,931)
Transfers into Level 3	42,555,260	178,717,439	-	191,461,099	-	-	412,733,798	-
Transfers out of Level 3	-	-	-	(20,038,997)	-	-	(20,038,997)	-
Ending Balance	$630,702,238	$186,494,094	$579,808,239	$326,682,405	$529	$5,906,159	$1,729,593,664	$(1,009,910)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$(21,324,160)	$(981,293)	$(97,219,553)	$(1,182,183)	$8	$(959,048)	$(121,666,229)	$(423,557)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Common Stocks
BP Holdco LLC*	$375	$–	$–	$–	$–	$375	532	$–
Mutual Funds
Guggenheim Strategy Fund II	27,213,251	337,553	–	–	(931,909)	26,618,895	1,102,688	337,553
Guggenheim Strategy Fund III	14,737,023	189,003	–	–	(549,077)	14,376,949	593,843	189,003
Guggenheim Ultra Short Duration Fund — Institutional Class	26,783,244	217,597	–	–	(863,217)	26,137,624	2,708,562	217,597
	$68,733,893	$744,153	$–	$–	$(2,344,203)	$67,133,843		$744,153

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MONEY MARKET FUNDS† - 1.3%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 1.32%[1]	8,939,552	$8,939,552
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.97%[1]	2,262,807	2,262,807
Total Money Market Funds
(Cost $11,202,359)		11,202,359

	Face Amount~
CORPORATE BONDS†† - 43.7%
Financial - 17.9%
Athene Global Funding
1.31% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	11,000,000	10,671,064
Fidelity National Financial, Inc.
5.50% due 09/01/22	10,000,000	10,037,374
Goldman Sachs Group, Inc.
3.00% due 03/15/24	4,200,000	4,143,898
1.36% (SOFR + 0.62%) due 12/06/23◊	2,800,000	2,767,264
1.38% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,540,782
Swedbank AB
0.85% due 03/18/24[2]	9,550,000	9,064,176
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	8,994,691
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	9,100,000	8,901,086
Charles Schwab Corp.
1.95% (SOFR Compounded Index + 0.50%) due 03/18/24◊	8,850,000	8,775,536
Banco Santander S.A.
0.70% due 06/30/24[3]	9,000,000	8,669,682
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	8,900,000	8,438,675
Ameriprise Financial, Inc.
3.00% due 04/02/25	6,450,000	6,298,341
Credit Suisse AG NY
1.11% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,175,383
Sompo International Holdings Ltd.
4.70% due 10/15/22	5,120,000	5,138,333
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	4,867,619
American Express Co.
1.18% (SOFR + 0.93%) due 03/04/25◊	4,800,000	4,756,254
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	4,650,000	4,574,765
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	4,400,000	4,371,744
Fifth Third Bancorp
4.30% due 01/16/24	3,000,000	3,013,266
Citigroup, Inc.
1.38% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,463,023
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,451,966
Bank of Nova Scotia
1.23% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,389,378
Morgan Stanley
1.74% (SOFR + 0.95%) due 02/18/26◊	2,400,000	2,334,960
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,320,500
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,309,767
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,189,987
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,122,489
Standard Chartered plc
1.32% due 10/14/23[2,3]	1,350,000	1,340,243
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,177,608
Jefferies Financial Group, Inc.
5.50% due 10/18/23	950,000	959,714
Mitsubishi UFJ Financial Group, Inc.
1.97% (3 Month USD LIBOR + 0.79%) due 07/25/22◊	950,000	949,705
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	920,000
Brighthouse Financial Global Funding
1.38% (SOFR + 0.76%) due 04/12/24◊,2	900,000	893,938
Wells Fargo & Co.
4.13% due 08/15/23	800,000	805,788
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	643,015
Nordea Bank Abp
2.54% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	550,000	549,210
ING Groep N.V.
1.96% (3 Month USD LIBOR + 1.00%) due 10/02/23◊	500,000	501,462
First American Financial Corp.
4.60% due 11/15/24	500,000	498,215
Markel Corp.
3.63% due 03/30/23	450,000	451,062
Equitable Holdings, Inc.
3.90% due 04/20/23	422,000	424,097
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	407,020

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 43.7% (continued)
Financial - 17.9% (continued)
M&T Bank Corp.
4.00% due 07/15/24	400,000	$397,786
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	345,395
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	199,872
Total Financial		151,246,133
Industrial - 7.9%
Boeing Co.
1.43% due 02/04/24	6,550,000	6,256,752
1.95% due 02/01/24	6,000,000	5,806,202
Carlisle Companies, Inc.
0.55% due 09/01/23	10,000,000	9,644,903
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,672,557
3.75% due 06/09/23	2,650,000	2,643,277
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	7,300,000	6,976,300
Graphic Packaging International LLC
0.82% due 04/15/24[2]	6,700,000	6,302,921
IP Lending V Ltd.
5.13% due 04/02/26†††,2	4,700,000	4,673,301
Teledyne Technologies, Inc.
0.65% due 04/01/23	4,550,000	4,446,461
CNH Industrial Capital LLC
1.95% due 07/02/23	4,230,000	4,134,108
Berry Global, Inc.
0.95% due 02/15/24	2,150,000	2,036,494
1.65% due 01/15/27	1,100,000	962,820
TD SYNNEX Corp.
1.25% due 08/09/24[2]	2,400,000	2,239,923
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,099,277
Vontier Corp.
1.80% due 04/01/26	2,150,000	1,875,811
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	863,940
Jabil, Inc.
1.70% due 04/15/26	650,000	582,006
CNH Industrial N.V.
4.50% due 08/15/23	400,000	403,353
Weir Group plc
2.20% due 05/13/26[2]	440,000	386,838
Total Industrial		67,007,244
Consumer, Non-cyclical - 4.4%
Illumina, Inc.
0.55% due 03/23/23	8,800,000	8,614,940
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	2,937,498
2.05% due 04/15/26[2]	2,200,000	1,945,301
1.15% due 06/07/24[2]	1,700,000	1,591,513
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,350,890
4.00% due 06/01/23	651,000	649,875
AmerisourceBergen Corp.
0.74% due 03/15/23	5,814,000	5,701,700
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,666,191
CVS Health Corp.
4.00% due 12/05/23	1,600,000	1,605,549
Stryker Corp.
3.38% due 05/15/24	1,600,000	1,591,586
Bunge Limited Finance Corp.
3.00% due 09/25/22	800,000	799,835
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	691,182
Block, Inc.
2.75% due 06/01/26[2]	550,000	487,977
Laboratory Corp. of America Holdings
3.60% due 02/01/25	350,000	344,824
General Mills, Inc.
2.05% (3 Month USD LIBOR + 1.01%) due 10/17/23◊	200,000	200,481
Total Consumer, Non-cyclical		37,179,342
Utilities - 3.9%
NextEra Energy Capital Holdings, Inc.
1.78% (3 Month USD LIBOR + 0.27%) due 02/22/23◊	8,600,000	8,546,216
1.12% (SOFR Compounded Index + 0.40%) due 11/03/23◊	2,500,000	2,464,101
1.33% (SOFR Compounded Index + 0.54%) due 03/01/23◊	100,000	99,503
Atmos Energy Corp.
0.63% due 03/09/23	4,650,000	4,567,452
2.07% (3 Month USD LIBOR + 0.38%) due 03/09/23◊	1,000,000	997,602
CenterPoint Energy Resources Corp.
2.11% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	5,406,000	5,390,809
ONE Gas, Inc.
1.10% due 03/11/24	4,550,000	4,334,305
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,116,833
OGE Energy Corp.
0.70% due 05/26/23	1,500,000	1,461,684
AES Corp.
3.30% due 07/15/25[2]	300,000	281,394
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	269,770

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 43.7% (continued)
Utilities - 3.9% (continued)
Entergy Louisiana LLC
3.30% due 12/01/22	175,000	$175,189
Total Utilities		32,704,858
Technology - 3.7%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	7,935,544
0.97% due 02/15/24	750,000	712,099
Fidelity National Information Services, Inc.
0.60% due 03/01/24	8,200,000	7,761,213
HCL America, Inc.
1.38% due 03/10/26[2]	7,300,000	6,568,668
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	3,831,017
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,529,465
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	1,914,946
Total Technology		31,252,952
Communications - 3.0%
NTT Finance Corp.
0.58% due 03/01/24[2]	8,950,000	8,509,417
Verizon Communications, Inc.
0.75% due 03/22/24	4,400,000	4,197,108
FactSet Research Systems, Inc.
2.90% due 03/01/27	3,750,000	3,506,250
Rogers Communications, Inc.
2.95% due 03/15/25[2]	2,400,000	2,318,459
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,452,000
2.25% due 02/15/26	600,000	539,936
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	2,000,000	1,840,000
Level 3 Financing, Inc.
5.38% due 05/01/25	1,700,000	1,646,569
Paramount Global
4.75% due 05/15/25	982,000	991,110
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	618,751	618,854
Vodafone Group plc
4.13% due 05/30/25	175,000	175,655
Total Communications		25,795,358
Energy - 1.3%
Enbridge, Inc.
1.20% (SOFR + 0.40%) due 02/17/23◊	4,900,000	4,873,736
Phillips 66
0.90% due 02/15/24	3,400,000	3,237,588
Valero Energy Corp.
1.20% due 03/15/24	3,000,000	2,852,934
Total Energy		10,964,258
Consumer, Cyclical - 1.0%
Magallanes, Inc.
3.64% due 03/15/25[2]	5,700,000	5,520,504
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,308,237
Total Consumer, Cyclical		8,828,741
Basic Materials - 0.6%
Anglo American Capital plc
4.13% due 09/27/22[2]	3,000,000	3,000,506
5.38% due 04/01/25[2]	450,000	461,322
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	1,300,000	1,303,995
Total Basic Materials		4,765,823
Total Corporate Bonds
(Cost $386,221,803)		369,744,709

ASSET-BACKED SECURITIES†† - 29.0%
Collateralized Loan Obligations - 23.1%
Lake Shore MM CLO III LLC
2021-2A A1R, 2.52% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	11,350,000	11,236,153
BXMT Ltd.
2020-FL2 A, 2.49% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,2	5,000,000	4,904,642
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,550,000	2,465,910
2020-FL3 AS, 2.64% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	2,500,000	2,417,018
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 2.91% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,737,544
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	4,250,000	4,101,847
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 2.56% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	8,250,000	8,124,273
Palmer Square Loan Funding Ltd.
2021-2A B, 2.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	4,500,000	4,266,711

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.0% (continued)
Collateralized Loan Obligations - 23.1% (continued)
2021-1A A1, 1.96% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,2	2,597,913	$2,566,352
2022-1A A2, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	956,633
2019-3A A1, 2.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	211,104	209,518
CHCP Ltd.
2021-FL1 A, 2.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	6,500,000	6,370,688
CIFC Funding Ltd.
2018-3A AR, 1.91% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29◊,2	6,314,660	6,199,796
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 2.59% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	6,250,000	6,078,393
Shackleton CLO Ltd.
2017-8A A1R, 1.98% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	6,063,109	6,001,588
LCM XXIV Ltd.
2021-24A AR, 2.04% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,2	5,750,000	5,640,572
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 2.63% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,582,564
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 2.66% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,398,644
FS Rialto
2021-FL3 B, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	5,500,000	5,132,675
LCCM Trust
2021-FL3 A, 2.77% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	4,100,000	3,980,335
2021-FL2 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	955,647
Cerberus Loan Funding XXXV, LP
2021-5A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	4,828,717
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 2.04% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,2	4,927,378	4,809,751
Golub Capital Partners CLO 54M, LP
2021-54A A, 2.89% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,619,190
Parliament CLO II Ltd.
2021-2A A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	4,500,000	4,473,977
Owl Rock CLO IV Ltd.
2021-4A A1R, 3.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,297,925
Cerberus Loan Funding XXXIV, LP
2021-4A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	4,159,005	4,152,452
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 2.79% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	4,250,000	4,066,137
BRSP Ltd.
2021-FL1 B, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,032,045

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.0% (continued)
Collateralized Loan Obligations - 23.1% (continued)
Madison Park Funding XLVIII Ltd.
2021-48A B, 2.49% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,2	4,000,000	$3,785,469
Cerberus Loan Funding XXXVI, LP
2021-6A A, 2.44% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	3,700,347	3,682,393
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 3.38% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,638,906
MidOcean Credit CLO VII
2020-7A A1R, 2.08% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	3,281,834	3,240,575
Cerberus Loan Funding XXX, LP
2020-3A A, 2.89% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	2,967,717
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 2.66% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	2,956,771
BDS Ltd.
2021-FL8 C, 3.16% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,868,409
2021-FL8 D, 3.51% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	894,167
Woodmont Trust
2020-7A A1A, 2.94% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,729,888
Cerberus 2112 Levered LLC
, 3.20% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊,†††	2,500,000	2,500,721
Cerberus Loan Funding XXXI, LP
2021-1A A, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	2,500,000	2,473,516
Cerberus Loan Funding XXXII, LP
2021-2A A, 2.66% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	2,500,000	2,421,057
LoanCore Issuer Ltd.
2019-CRE2 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,2	1,300,000	1,276,283
2018-CRE1 AS, 2.82% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	988,117
2018-CRE1 A, 2.45% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	116,171	116,026
Venture XIV CLO Ltd.
2020-14A ARR, 2.63% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	2,394,118	2,364,670
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 2.74% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,232,987
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 2.76% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	2,250,000	2,214,158
Cerberus Loan Funding XXXIII, LP
2021-3A A, 2.60% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,190,641
Cerberus Loan Funding XXVI, LP
2021-1A AR, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	2,000,000	1,971,565
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 2.34% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	1,800,000	1,776,082
Wellfleet CLO Ltd.
2020-2A A1R, 2.12% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,768,641	1,746,332

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.0% (continued)
Collateralized Loan Obligations - 23.1% (continued)
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A X, 1.56% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33◊,2	1,714,286	$1,714,115
Madison Park Funding LIII Ltd.
2022-53A B, 1.94% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,647,379
Allegro CLO IX Ltd.
2018-3A A, 2.21% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,467,489
BCC Middle Market CLO LLC
2021-1A A1R, 2.54% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,212,463
STWD Ltd.
2021-FL2 B, 3.32% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	943,585
Greystone Commercial Real Estate Notes
2021-FL3 B, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	934,367
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 2.71% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	850,000	818,262
Voya CLO Ltd.
2019-2A X, 1.71% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32◊,2	562,500	562,119
California Street CLO IX, LP
2019-9A XR2, 1.74% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32◊,2	500,000	499,848
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A1TR, 2.35% (3 Month USD LIBOR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	249,574
2018-6A A2R, 2.59% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	246,552
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	464,357	463,215
Newfleet CLO Ltd.
2018-1A A1R, 2.01% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	452,728	449,776
Marathon CLO V Ltd.
2017-5A A1R, 2.38% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	427,515	425,920
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 2.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	350,000	346,652
Halcyon Loan Advisors Funding Ltd.
2017-3A A1R, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	201,859	201,738
OZLM XII Ltd.
2018-12A A1R, 2.34% (3 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/30/27◊,2	183,979	183,804
KVK CLO Ltd.
2017-1A AR, 1.94% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28◊,2	98,770	98,727
Total Collateralized Loan Obligations		195,109,732
Whole Business - 1.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	5,346,000	5,186,219
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,332,850	4,195,953
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,233,750	2,817,295
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,343,250	1,193,357

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 29.0% (continued)
Whole Business - 1.7% (continued)
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	975,000	$907,801
Total Whole Business		14,300,625
Financial - 1.4%
Station Place Securitization Trust
2021-15, 2.23% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	7,850,000	7,850,000
2021-SP1, 3.38% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22◊,†††,2	1,200,000	1,200,000
Madison Avenue Secured Funding Trust Series
2021-1, 2.47% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	2,850,000	2,850,000
Total Financial		11,900,000
Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	6,479,688	5,655,514
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,815,506	2,483,049
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,876,000	1,636,127
2020-1A, 2.73% due 08/21/45[2]	730,502	684,659
Total Transport-Container		10,459,349
Net Lease - 0.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,563,620	6,005,907
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,170,137	1,873,137
Total Net Lease		7,879,044
Transport-Aircraft - 0.5%
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,†††,2	4,727,726	4,502,352
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	1,750,000	1,551,545
Total Asset-Backed Securities
(Cost $254,303,235)		245,702,647

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3%
Residential Mortgage-Backed Securities - 14.4%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	6,013,130	5,690,854
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,648,389	2,461,209
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	2,304,056	2,222,401
2020-NQM1, 1.21% due 05/25/65[2,4]	1,472,888	1,395,680
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,477,595	1,389,522
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	8,481,290	7,855,396
2022-R1, 3.13% due 01/29/70[2,4]	2,952,842	2,669,420
2021-HE1, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	1,269,589	1,255,751
2021-HE2, 1.78% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	581,455	574,974
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	3,927,019	3,674,996
2022-1, 3.72% due 02/25/27[2,4]	3,774,855	3,626,614
2021-8, 1.74% (WAC) due 09/25/26◊,2	2,069,786	1,925,356
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,774,105
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	3,622,866	3,358,252
2021-GS3, 1.75% due 07/25/61[2,4]	3,539,689	3,255,724
2021-GS2, 1.75% due 04/25/61[2,4]	1,666,944	1,562,685
2021-GS5, 2.25% due 07/25/67[2,4]	1,108,754	1,033,025
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	2,480,690	2,097,205
2020-5, 1.22% due 05/25/65[2,4]	2,185,911	2,072,086
2021-6, 1.89% (WAC) due 10/25/66◊,2	2,173,371	1,911,943

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage-Backed Securities - 14.4% (continued)
2021-4, 1.35% (WAC) due 07/25/66◊,2	1,144,432	$993,057
2021-3, 1.44% (WAC) due 06/25/66◊,2	726,172	624,948
2019-4, 2.85% due 11/25/59[2,4]	596,505	592,974
2020-1, 2.42% due 01/25/60[2,4]	428,199	420,168
2019-4, 2.64% due 11/25/59[2,4]	295,629	293,999
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	8,683,245	7,932,660
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	7,579,720	7,120,886
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	4,000,000	3,924,775
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,909,845
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	3,963,857
2020-T3, 1.32% due 10/15/52[2]	1,100,000	1,089,317
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	4,662,105	4,650,571
SPS Servicer Advance Receivables Trust II
2020-T1, 1.28% due 11/15/52[2]	4,666,667	4,615,573
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,599,487	4,376,370
FKRT
2.21% due 11/30/58†††,5	4,550,000	4,357,594
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,145,725
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	1,460,828	1,424,034
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	967,638	949,790
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	2,206,380	2,165,540
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,316,278	1,263,726
2018-2A, 3.50% (WAC) due 02/25/58◊,2	795,793	771,615
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,785,714	1,581,780
Soundview Home Loan Trust
2006-OPT5, 1.76% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,551,662	1,477,538
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,592,346	1,476,120
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	585,224	573,038
2017-6, 2.75% (WAC) due 10/25/57◊,2	484,402	473,311
2017-5, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	203,807	201,713
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.19% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	1,016,004	1,006,824
CSMC Series
2014-2R, 1.21% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	968,428	954,318
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	932,939	868,443
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.36% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	817,454	802,589
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	524,676	499,911
2020-2, 1.64% (WAC) due 10/25/65◊,2	302,233	290,509
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	732,632	707,141

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage-Backed Securities - 14.4% (continued)
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	698,442	$694,858
Banc of America Funding Trust
2015-R2, 1.88% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	624,450	605,850
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	468,801	451,308
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	485,266	449,137
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	206,026	200,206
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	96,369	95,137
Citigroup Mortgage Loan Trust
2007-WFH2, 2.22% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	47,325	47,267
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.27% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	38,047	37,994
Total Residential Mortgage-Backed Securities		121,889,214
Commercial Mortgage-Backed Securities - 2.9%
BX Commercial Mortgage Trust
2021-VOLT, 2.97% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,583,549
2022-LP2, 2.90% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,474,636	2,326,331
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 2.86% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,502,182
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	2,408,277	2,299,399
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51◊,6	43,519,525	1,496,615
MHP
2022-MHIL, 2.54% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,500,000	1,421,190
BXHPP Trust
2021-FILM, 2.42% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,394,386
Citigroup Commercial Mortgage Trust
2019-GC41, 1.18% (WAC) due 08/10/56◊,6	24,854,754	1,306,564
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62◊,6	34,641,179	1,248,780
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.75% (WAC) due 06/15/51◊,6	27,697,404	589,730
KKR Industrial Portfolio Trust
2021-KDIP, 2.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	487,500	465,457
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	37,005	36,973
Total Commercial Mortgage-Backed Securities		24,671,156
Total Collateralized Mortgage Obligations
(Cost $155,500,963)		146,560,370

SENIOR FLOATING RATE INTERESTS††,◊ - 5.6%
Industrial - 2.0%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	4,650,000	4,616,567
Berry Global, Inc.
3.00% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	3,931,857	3,790,428
LTI Holdings, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	3,039,544	2,819,177

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.6% (continued)
Industrial - 2.0% (continued)
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,200,000	$2,169,200
Hunter Douglas, Inc.
4.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	2,400,000	2,059,512
Standard Industries, Inc.
3.79% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	730,538	704,450
Filtration Group Corp.
4.67% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	633,641	598,905
Total Industrial		16,758,239
Technology - 1.1%
Emerald TopCo, Inc. (Press Ganey)
4.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,830,897	2,644,058
Dun & Bradstreet
4.87% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,320,551	2,184,939
VT TopCo, Inc.
5.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	1,561,670	1,503,107
5.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	57,253	54,820
Boxer Parent Company, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	1,229,822	1,142,713
Entegris, Inc.
due 03/02/29	1,000,000	965,000
Sabre GLBL, Inc.
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	530,715	501,860
MACOM Technology Solutions Holdings, Inc.
3.92% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	238,770
Total Technology		9,235,267
Consumer, Cyclical - 0.8%
Power Solutions (Panther)
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	2,882,944	2,684,742
Stars Group (Amaya)
4.50% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	2,779,000	2,637,577
Go Daddy Operating Company LLC
3.42% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	1,282,346	1,237,233
IBC Capital Ltd.
5.78% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	692,765	622,913
BCPE Empire Holdings, Inc.
5.67% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	98,983	93,291
Total Consumer, Cyclical		7,275,756
Financial - 0.6%
Focus Financial Partners LLC
3.67% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	3,025,329	2,899,173
USI, Inc.
5.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	1,027,318	983,020
Delos Finance SARL (International Lease Finance)
4.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	690,000	680,513
HUB International Ltd.
4.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25	538,913	509,219
Alliant Holdings Intermediate LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	297,419	279,362
Total Financial		5,351,287
Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
4.56% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	1,877,195	1,810,967
Pearl Intermediate Parent LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	1,385,751	1,303,756
KDC US Holdings, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	497,177	463,617
Nomad Foods Lux SARL
3.66% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24	293,780	282,187

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.6% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Outcomes Group Holdings, Inc.
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	297,432	$276,612
Total Consumer, Non-cyclical		4,137,139
Communications - 0.3%
Internet Brands, Inc.
5.42% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	2,272,010	2,134,281
Flight Bidco, Inc.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	197,943	183,923
Total Communications		2,318,204
Basic Materials - 0.2%
Illuminate Buyer LLC
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	1,710,777	1,576,977
HB Fuller Co.
3.60% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	120,364	119,697
Total Basic Materials		1,696,674
Energy - 0.1%
ITT Holdings LLC
4.42% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	488,310	466,336
Lotus Midstream, LLC
4.92% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	96,586	93,408
Total Energy		559,744
Total Senior Floating Rate Interests
(Cost $50,048,244)		47,332,310

FOREIGN GOVERNMENT DEBT†† - 2.9%
State of Israel
0.75% due 07/31/22	ILS	44,240,000	12,678,532
1.25% due 11/30/22	ILS	32,083,000	9,201,041
Abu Dhabi Government International Bond
0.75% due 09/02/23[2]		2,200,000	2,128,500
Total Foreign Government Debt
(Cost $25,970,358)			24,008,073

MUNICIPAL BONDS†† - 0.0%
Colorado - 0.0%
Dawson Ridge Metropolitan District No. 1 General Obligation Limited
due 10/01/22[7]	150,000	149,519
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.00% due 07/01/22	30,000	30,000
Texas - 0.0%
Houston Higher Education Finance Corp. Revenue Bonds
5.00% due 09/01/22	25,000	25,140
Florida - 0.0%
Capital Trust Agency, Inc. Revenue Bonds
4.38% due 12/01/22	10,000	10,511
Puerto Rico - 0.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/22	10,000	9,900
New York - 0.0%
New York City Transitional Finance Authority Building Aid Revenue Bonds
5.00% due 07/15/22	5,000	4,955
Arizona - 0.0%
City of Mesa Arizona Excise Tax Revenue Bonds
5.00% due 07/01/22	5,000	4,950
Pennsylvania - 0.0%
City of Erie Pennsylvania General Obligation Unlimited
due 11/15/22[7]	5,000	4,924
Total Municipal Bonds
(Cost $243,314)		239,899
Total Investments - 99.8%
(Cost $883,490,276)		$844,790,367
Other Assets & Liabilities, net - 0.2%		1,663,727
Total Net Assets - 100.0%		$846,454,094

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$137,000,000	$5,928,475	$540	$5,927,935
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	15,000,000	1,107,695	282	1,107,413
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	4,500,000	475,479	292	475,187
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	$3,520,000	$149,222	$293	$148,929
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	2,150,000	119,306	284	119,022
								$7,780,177	$1,691	$7,778,486

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Sell	27,192,978	8,430,101 USD	08/01/22	$617,816
Barclays Bank plc	ILS	Sell	21,118,725	6,695,929 USD	11/30/22	559,059
UBS AG	ILS	Sell	17,379,729	5,389,748 USD	08/01/22	396,717
UBS AG	ILS	Sell	11,365,313	3,599,040 USD	11/30/22	296,405
Barclays Bank plc	ILS	Sell	8,523,623	2,581,743 USD	08/01/22	132,986
Barclays Bank plc	ILS	Buy	8,523,623	2,345,521 USD	08/01/22	103,235
Morgan Stanley Capital Services LLC	CZK	Sell	30,060	1,260 USD	07/28/22	(10)
						$2,106,208

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of June 30, 2022.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $496,159,555 (cost $520,174,764), or 58.6% of total net assets.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2022. See table below for additional step information for each security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $10,077,349 (cost $10,434,401), or 1.2% of total net assets — See Note 6.
[6]	Security is an interest-only strip.
[7]	Zero coupon rate security.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$11,202,359	$—	$—	$11,202,359
Corporate Bonds	—	365,071,408	4,673,301	369,744,709
Asset-Backed Securities	—	226,799,574	18,903,073	245,702,647
Collateralized Mortgage Obligations	—	142,202,776	4,357,594	146,560,370
Senior Floating Rate Interests	—	47,332,310	—	47,332,310
Foreign Government Debt	—	24,008,073	—	24,008,073
Municipal Bonds	—	239,899	—	239,899
Interest Rate Swap Agreements**	—	7,778,486	—	7,778,486
Forward Foreign Currency Exchange Contracts**	—	2,106,218	—	2,106,218
Total Assets	$11,202,359	$815,538,744	$27,933,968	$854,675,071

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$10	$—	$10
Unfunded Loan Commitments (Note 5)	—	—	1,744	1,744
Total Liabilities	$—	$10	$1,744	$1,754

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$11,900,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	4,502,352	Option adjusted spread off third party pricing	Trade Price	—	—
Asset-Backed Securities	2,500,721	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	4,357,594	Model Price	Market Comparable Yields	5.8%	—
Corporate Bonds	4,673,301	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$27,933,968
Liabilities:
Unfunded Loan Commitments	$1,744	Model Price	Purchase Price	—	—

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $4,280,714 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2022, the Fund had securities with a total value of $12,207,594 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total Assets	Unfunded Loan Commitments

Beginning Balance	$23,200,000	$2,621,708	$—	$25,821,708	$(689)
Purchases/(Receipts)	9,841,340	—	4,700,000	14,541,340	—
(Sales, maturities and paydowns)/Fundings	(22,000,000)	(2,621,708)	—	(24,621,708)	287
Amortization of premiums/discounts	718	(6)	—	712	—
Total realized gains (losses) included in earnings	—	(1,226)	—	(1,226)	859
Total change in unrealized appreciation (depreciation) included in earnings	11,015	1,232	(26,699)	(14,452)	(2,201)
Transfers into Level 3	7,850,000	4,357,594	—	12,207,594	—
Ending Balance	$18,903,073	$4,357,594	$4,673,301	$27,933,968	$(1,744)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2022	$11,015	$—	$(26,699)	$(15,684)	$(2,201)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/29/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	2/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 97.9%
Consumer, Non-cyclical - 15.0%
Johnson & Johnson	4,460	$791,695
AbbVie, Inc.	4,089	626,271
Merck & Company, Inc.	6,427	585,949
Cigna Corp.	2,001	527,303
Amgen, Inc.	2,045	497,549
McKesson Corp.	1,500	489,315
Gilead Sciences, Inc.	6,746	416,970
AmerisourceBergen Corp. — Class A	2,877	407,038
Kellogg Co.	5,611	400,289
Imperial Brands plc	16,900	377,606
CVS Health Corp.	3,677	340,711
Philip Morris International, Inc.	3,198	315,771
Automatic Data Processing, Inc.	1,500	315,060
Dai Nippon Printing Company Ltd.	11,000	237,206
Altria Group, Inc.	5,020	209,685
Becton Dickinson and Co.	500	123,265
Colgate-Palmolive Co.	1,500	120,210
Viatris, Inc.	9,500	99,465
Total Consumer, Non-cyclical		6,881,358
Technology - 14.1%
Apple, Inc.	10,485	1,433,509
Microsoft Corp.	5,445	1,398,439
International Business Machines Corp.	3,375	476,516
Texas Instruments, Inc.	2,857	438,978
Intel Corp.	11,294	422,509
Oracle Corp.	5,326	372,128
HP, Inc.	11,186	366,677
Broadridge Financial Solutions, Inc.	2,567	365,926
NetApp, Inc.	4,319	281,772
Hewlett Packard Enterprise Co.	20,732	274,906
Broadcom, Inc.	500	242,905
Ricoh Company Ltd.	29,300	229,109
Analog Devices, Inc.	600	87,654
NVIDIA Corp.	546	82,768
Total Technology		6,473,796
Consumer, Cyclical - 13.1%
Home Depot, Inc.	2,028	556,220
McDonald's Corp.	2,040	503,635
Lowe's Companies, Inc.	2,545	444,535
Dollar General Corp.	1,749	429,274
Genuine Parts Co.	2,900	385,700
PACCAR, Inc.	4,607	379,340
Sumitomo Corp.	24,100	329,828
Yum! Brands, Inc.	2,800	317,828
Marubeni Corp.	32,900	296,781
Hasbro, Inc.	3,512	287,562
Tesla, Inc.*	411	276,776
BorgWarner, Inc.	6,807	227,150
Whirlpool Corp.	1,449	224,407
Best Buy Company, Inc.	3,316	216,170
Newell Brands, Inc.	10,700	203,728
Lear Corp.	1,600	201,424
Walgreens Boots Alliance, Inc.	4,100	155,390
Sumitomo Electric Industries Ltd.	13,000	143,616
TJX Companies, Inc.	1,900	106,115
General Motors Co.*	3,000	95,280
Aramark	3,000	91,890
Cummins, Inc.	445	86,121
O'Reilly Automotive, Inc.*	100	63,176
Total Consumer, Cyclical		6,021,946
Financial - 12.9%
Allstate Corp.	3,384	428,854
Prudential Financial, Inc.	3,990	381,763
AXA S.A.	15,200	344,999
National Australia Bank Ltd.	17,900	338,545
Australia & New Zealand Banking Group Ltd.	20,200	307,282
American International Group, Inc.	5,600	286,328
DBS Group Holdings Ltd.	13,100	279,917
Travelers Companies, Inc.	1,560	263,843
Loews Corp.	4,200	248,892
Annaly Capital Management, Inc. REIT	38,200	225,762
Wendel SE	2,600	217,280
Chubb Ltd.	1,100	216,238
United Overseas Bank Ltd.	11,100	209,772
Canadian Apartment Properties REIT	6,000	208,970
Swiss Re AG	2,500	193,775
Westpac Banking Corp.	14,000	188,510
Dexus REIT	30,500	187,018
JPMorgan Chase & Co.	1,569	176,685
Vornado Realty Trust REIT	5,800	165,822
Berkshire Hathaway, Inc. — Class B*	567	154,802
MetLife, Inc.	2,200	138,138
Gjensidige Forsikring ASA	6,700	135,709
Western Union Co.	8,000	131,760
BNP Paribas S.A.	2,700	128,351
Banco Bilbao Vizcaya Argentaria S.A.	24,000	108,909
AvalonBay Communities, Inc. REIT	500	97,125
GPT Group REIT	29,806	86,854
Principal Financial Group, Inc.	1,300	86,827
Total Financial		5,938,730
Communications - 11.4%
Alphabet, Inc. — Class C*	428	936,229
Amazon.com, Inc.*	6,040	641,508
Verizon Communications, Inc.	10,990	557,743
Comcast Corp. — Class A	11,800	463,032
Motorola Solutions, Inc.	1,744	365,542
NortonLifeLock, Inc.	14,000	307,440
Omnicom Group, Inc.	4,800	305,328
Cisco Systems, Inc.	6,100	260,104
Liberty Media Corporation-Liberty SiriusXM — Class C*	7,000	252,350
Liberty Global plc — Class C*	11,387	251,539
Sirius XM Holdings, Inc.	36,100	221,293
Corning, Inc.	6,800	214,268
HKT Trust & HKT Ltd.	151,200	203,103
CDW Corp.	700	110,292
Interpublic Group of Companies, Inc.	3,000	82,590

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 97.9% (continued)
Communications - 11.4% (continued)
Meta Platforms, Inc. — Class A*	500	$80,625
Total Communications		5,252,986
Industrial - 9.3%
Northrop Grumman Corp.	925	442,677
Lockheed Martin Corp.	1,026	441,139
Waste Connections, Inc.	3,282	406,837
Packaging Corporation of America	2,575	354,063
3M Co.	2,657	343,842
Amcor plc	26,100	324,423
Nippon Yusen K.K.	4,600	314,265
Aurizon Holdings Ltd.	108,600	284,960
Arrow Electronics, Inc.*	2,100	235,389
AP Moller - Maersk A/S — Class B	100	233,253
Mitsui OSK Lines Ltd.	9,700	221,969
General Dynamics Corp.	900	199,125
CK Infrastructure Holdings Ltd.	30,000	183,903
Illinois Tool Works, Inc.	643	117,187
Kyocera Corp.	1,800	96,256
TE Connectivity Ltd.	672	76,037
Total Industrial		4,275,325
Energy - 9.3%
Enbridge, Inc.	10,000	422,417
Equinor ASA	12,100	420,824
TotalEnergies SE	7,900	416,979
Suncor Energy, Inc.	11,759	412,654
TC Energy Corp.	7,600	393,796
Repsol S.A.	25,600	376,904
ENEOS Holdings, Inc.	80,000	302,871
BP plc	63,700	301,057
Eni SpA	24,000	284,892
Aker BP ASA	7,000	243,132
Galp Energia SGPS S.A. — Class B	20,100	235,585
Tourmaline Oil Corp.	4,321	224,733
Idemitsu Kosan Company Ltd.	9,000	216,895
Total Energy		4,252,739
Utilities - 7.0%
EDP - Energias de Portugal S.A.	74,300	346,624
National Grid plc	25,800	330,395
Southern Co.	4,550	324,461
Exelon Corp.	6,567	297,616
Snam SpA	54,200	283,921
Kansai Electric Power Company, Inc.*	28,100	278,333
Chubu Electric Power Company, Inc.	25,600	257,721
Red Electrica Corporation S.A.	13,000	245,546
Enagas S.A.	11,100	245,077
HK Electric Investments & HK Electric Investments Ltd.	250,500	229,860
Engie S.A.	15,100	173,516
Iberdrola S.A.	13,000	134,809
SSE plc	3,900	76,719
Total Utilities		3,224,598
Basic Materials - 5.8%
Rio Tinto plc	6,700	400,945
International Paper Co.	8,210	343,424
LyondellBasell Industries N.V. — Class A	3,508	306,810
South32 Ltd.	111,100	302,261
Fortescue Metals Group Ltd.	24,900	301,407
Celanese Corp. — Class A	2,363	277,912
Eastman Chemical Co.	3,000	269,310
BlueScope Steel Ltd.	13,800	151,512
Yara International ASA	3,000	125,368
Steel Dynamics, Inc.	1,385	91,618
Westlake Corp.	900	88,218
Total Basic Materials		2,658,785
Total Common Stocks
(Cost $47,240,968)		44,980,263

EXCHANGE-TRADED FUNDS† - 0.9%
iShares MSCI EAFE ETF	3,737	233,525
SPDR S&P 500 ETF Trust	539	203,338
Total Exchange-Traded Funds
(Cost $467,726)		436,863

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.05%[1]	235,145	235,145
Total Money Market Fund
(Cost $235,145)		235,145
Total Investments - 99.3%
(Cost $47,943,839)		$45,652,271
Other Assets & Liabilities, net - 0.7%		300,184
Total Net Assets - 100.0%		$45,952,455

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	32	Sep 2022	$2,963,600	$29,299
Euro FX Futures Contracts	14	Sep 2022	1,843,975	8,956
British Pound Futures Contracts	11	Sep 2022	838,063	7,237
Australian Dollar Futures Contracts	32	Sep 2022	$2,210,720	$(355)
			$7,856,358	$45,137

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,980,263	$—	$—	$44,980,263
Exchange-Traded Funds	436,863	—	—	436,863
Money Market Fund	235,145	—	—	235,145
Currency Futures Contracts**	45,492	—	—	45,492
Total Assets	$45,697,763	$—	$—	$45,697,763

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$355	$—	$—	$355

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day's spreads.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typicallybased upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$32,464,514	$4,317,349	$(4,477,065)	$(159,716)
Capital Stewardship Fund	191,616,015	9,877,242	(20,809,960)	(10,932,718)
Core Bond Fund	1,519,131,970	1,126,964	(190,535,352)	(189,408,388)
Diversified Income Fund	8,789,922	103,485	(1,080,144)	(976,659)
Floating Rate Strategies Fund	1,426,474,824	–	(102,831,100)	(102,831,100)
High Yield Fund	219,525,107	555,339	(31,859,025)	(31,303,686)
Large Cap Value Fund	33,387,441	6,811,403	(1,316,826)	5,494,577
Limited Duration Fund	5,479,287,316	21,115,188	(343,620,253)	(322,505,065)
Macro Opportunities Fund	7,921,161,495	38,729,812	(880,764,844)	(842,035,032)
Market Neutral Real Estate Fund	49,363,923	3,749,356	(1,854,235)	1,895,121
Municipal Income Fund	64,484,328	1,964,057	(8,584,798)	(6,620,741)
Risk Managed Real Estate Fund	418,875,609	43,762,160	(30,320,362)	13,441,798
Small Cap Value Fund	6,692,251	789,680	(701,579)	88,101
SMid Cap Value Fund	348,315,719	56,920,065	(29,081,715)	27,838,350
StylePlus—Large Core Fund	217,717,328	1,983,486	(41,841,399)	(39,857,913)
StylePlus—Mid Growth Fund	78,572,185	198,473	(29,588,274)	(29,389,801)
Total Return Bond Fund	24,165,167,012	–	(2,938,897,490)	(2,938,897,490)
Ultra Short Duration Fund	883,490,276	8,129,845	(36,945,060)	(28,815,215)
World Equity Income Fund	48,157,991	3,259,541	(5,720,124)	(2,460,583)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Core Bond Fund
	CTL Logistics	12/11/20	357,219	$58,292
	RLDatix	04/27/25	1,252,544	5,040
	Service Logic Acquisition, Inc.	10/29/27	43,134	2,211
				$65,543
Floating Rate Strategies Fund
	Athenahealth Group, Inc.	02/15/29	1,415,942	$115,923
	Aveanna Healthcare LLC	07/17/28	735,849	91,061
	Dermatology Intermediate Holdings III, Inc.	04/02/29	694,816	48,637
	Hillman Group, Inc.	07/14/28	800,000	53,000
	Icebox Holdco	12/22/28	1,242,857	77,679
	Medical Solutions Parent Holdings, Inc.	11/01/28	1,488,000	95,604
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	1,157,407	108,021
	Pro Mach Group, Inc.	08/31/28	208,939	12,275
	Taxware Holdings (Sovos Compliance LLC)	08/11/28	559,589	33,922
				$636,122

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Fund
Confluent Health LLC	11/30/28		73,894	$5,419
Pro Mach Group, Inc.	08/31/28		35,615	2,092
SCP Eye Care Services LLC	03/16/28		188,352	8,947
Taxware Holdings (Sovos Compliance LLC)	08/11/28		110,445	6,695
				$23,153
Limited Duration Fund
RLDatix	04/27/25		13,798,857	$55,528
Macro Opportunities Fund
Care BidCo	05/04/28	EUR	7,307,598	$636,390
Confluent Health LLC	11/30/28		820,221	60,147
Dermatology Intermediate Holdings III, Inc.	04/02/29		888,409	62,189
Galls LLC	01/31/24		205,268	7,074
Higginbotham Insurance Agency, Inc.	11/25/26		5,230,899	57,438
Icebox Holdco	12/22/28		2,220,000	138,750
Integrated Power Services Holdings, Inc.	11/22/28		599,695	11,994
MB2 Dental Solutions LLC	01/29/27		1,265,149	19,315
Medical Solutions Parent Holdings, Inc.	11/01/28		1,440,000	92,520
Polaris Newco LLC	06/04/26		5,216,561	512,443
Pro Mach Group, Inc.	08/31/28		102,095	5,998
RLDatix	04/27/26		12,812,535	59,921
Schur Flexibles GmbH	09/01/26	EUR	687,215	675
SCP Eye Care Services LLC	03/16/28		2,176,417	103,380
Service Logic Acquisition, Inc.	10/29/27		629,254	32,249
Taxware Holdings (Sovos Compliance LLC)	08/11/28		559,589	33,922
TGP Holdings LLC	06/29/28		19,659	3,077
The Facilities Group	11/30/27		3,677,371	36,286
Vertical (TK Elevator)	01/29/27	EUR	10,711,455	873,938
VT TopCo, Inc.	08/01/25		124,468	4,668
				$2,752,374
Total Return Bond Fund
Athenahealth Group, Inc.	02/15/29		1,028,986	$84,243
Aveanna Healthcare LLC	07/17/28		113,208	14,009
Confluent Health LLC	11/30/28		1,381,814	101,328
GTI Logistics	08/10/42		692,113	112,941
Higginbotham Insurance Agency, Inc.	11/25/26		9,734,723	106,892
Hillman Group, Inc.	07/14/28		2,330,014	154,363
Icebox Holdco	12/22/28		3,642,857	227,679
MB2 Dental Solutions LLC	01/29/27		2,729,235	41,668
RLDatix	04/27/25		19,781,561	79,604
SCP Eye Care Services LLC	03/16/28		1,148,293	54,544
Service Logic Acquisition, Inc.	10/29/27		636,866	32,639
				$1,009,910
Ultra Short Duration Fund
VT TopCo, Inc.	08/01/25		46,518	$1,744

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	British Telecommunications plc
	4.88% due 11/23/81[3]	11/16/21	$2,900,000	$2,465,000
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	947,577	830,855
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	—	148
			$3,847,577	$3,296,003

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Floating Rate Strategies Fund
Mirabela Nickel Ltd.
due 06/24/19[4]	12/31/13	$1,160,811	$63,991
High Yield Fund
Basic Energy Services, Inc.
due 10/15/23[4]	09/25/18	$1,219,360	$162,312
Liberty Mutual Group, Inc.
4.30% due 02/01/61	01/27/21	750,000	507,199
Mirabela Nickel Ltd.
due 06/24/19[4]	12/31/13	252,369	13,906
		$2,221,729	$683,417
Limited Duration Fund
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$6,703,963	$6,585,774
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	1,648,007	1,601,652
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	—	106
FKRT
2.21% due 11/30/58	09/24/21	25,699,843	24,613,222
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	7,547,611	7,357,510
LSTAR Securities Investment Ltd.
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	5,672,360	5,567,734
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	18,499,784	17,906,433
		$65,771,568	$63,632,431
Macro Opportunities Fund
Basic Energy Services, Inc.
due 10/15/23[4]	09/25/18	$1,493,094	$198,750
British Telecommunications plc
4.88% due 11/23/81[3]	11/16/21	28,200,000	23,970,000
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	1,728
FKRT
2.21% due 11/30/58	09/24/21	33,849,794	32,418,582
Liberty Mutual Group, Inc.
4.30% due 02/01/61	01/27/21	36,760,090	24,981,256
Mirabela Nickel Ltd.
due 06/24/19[4]	12/31/13	1,710,483	94,271
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48	05/25/18	6,615,415	6,539,618
		$108,628,876	$88,204,205
Total Return Bond Fund
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 3.01% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[1]	01/21/21	$3,100,000	$2,981,604
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 3.36% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[1]	01/21/21	3,100,000	2,979,845
ACRES Commercial Realty Ltd.
2021-FL1 C, 3.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[1]	05/07/21	13,092,000	12,233,236
ACRES Commercial Realty Ltd.
2021-FL1 D, 4.17% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[1]	05/07/21	11,750,000	10,626,598

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

ACRES Commercial Realty Ltd.
2021-FL2 B, 3.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37[1]	12/07/21	10,100,000	9,650,738
ACRES Commercial Realty Ltd.
2021-FL2 AS, 3.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[1]	12/07/21	3,500,000	3,309,772
Anchorage Credit Funding 4 Ltd.
2021-4A BR, 3.12% due 04/27/39	01/29/21	16,250,000	13,785,653
Anchorage Credit Funding Ltd.
2021-13A B1, 3.23% due 07/27/39	05/25/21	6,345,000	5,374,131
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39	06/30/21	1,950,000	1,617,855
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50	02/02/17	769,754	695,506
BDS Ltd.
2020-FL5 B, 3.42% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37[1]	07/27/20	4,328,294	4,190,923
BDS Ltd.
2021-FL9 D, 3.86% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[1]	10/01/21	4,400,000	4,040,681
BDS Ltd.
2020-FL5 AS, 2.97% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37[1]	06/08/20	3,140,745	3,029,018
British Telecommunications plc
4.88% due 11/23/81[3]	11/16/21	47,450,000	40,332,500
BRSP Ltd.
2021-FL1 D, 4.31% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[1]	07/12/21	3,800,000	3,519,370
BSPDF Issuer Ltd.
2021-FL1 C, 3.57% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36[1]	10/06/21	15,300,000	14,088,061
BSPDF Issuer Ltd.
2021-FL1 B, 3.12% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[1]	10/06/21	6,500,000	6,116,224
BSPDF Issuer Ltd.
2021-FL1 D, 4.07% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[1]	10/06/21	3,500,000	3,096,452
BSPRT Issuer Ltd.
2021-FL7 C, 3.62% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38[1]	12/09/21	7,250,000	6,751,578
BSPRT Issuer Ltd.
2021-FL6 C, 3.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[1]	03/15/21	5,550,000	5,145,716
BSPRT Issuer Ltd.
2021-FL7 B, 3.37% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[1]	12/09/21	4,875,000	4,581,756
BXMT Ltd.
2020-FL2 B, 2.99% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38[1]	01/31/20	15,919,045	15,406,278
BXMT Ltd.
2020-FL3 B, 3.04% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37[1]	10/20/20	10,600,000	10,298,112
BXMT Ltd.
2020-FL2 C, 3.24% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	09/25/20	5,289,637	5,105,674
BXMT Ltd.
2020-FL2 AS, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38[1]	06/03/20	5,118,672	5,028,522
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	9,720,746	9,549,372

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	5,974,725	5,805,989
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	19,591,472	17,032,524
CHCP Ltd.
2021-FL1 B, 3.10% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	02/12/21	5,900,000	5,605,001
CHCP Ltd.
2021-FL1 C, 3.55% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38[1]	02/12/21	2,950,000	2,950,337
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	318
FKRT
2.21% due 11/30/58	09/24/21	117,199,286	112,243,952
FS Rialto
2021-FL2 C, 3.56% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38[1]	04/28/21	15,665,000	14,580,230
FS Rialto
2021-FL3 B, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[1]	10/21/21	8,000,000	7,465,710
GPMT Ltd.
2019-FL2 B, 3.53% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[1]	07/23/20	12,670,635	12,564,498
GPMT Ltd.
2019-FL2 A, 2.93% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[1]	01/21/20	2,285,810	2,285,105
Greystone Commercial Real Estate Notes
2021-FL3 C, 3.32% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/39[1]	07/29/21	12,000,000	11,205,478
HERA Commercial Mortgage Ltd.
2021-FL1 A, 2.66% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[1]	02/10/21	10,000,000	9,651,404
HGI CRE CLO Ltd.
2021-FL2 B, 3.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[1]	09/17/21	5,000,000	4,797,040
HGI CRE CLO Ltd.
2021-FL2 C, 3.31% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[1]	09/17/21	1,000,000	920,703
Liberty Mutual Group, Inc.
4.30% due 02/01/61	01/27/21	94,150,000	63,670,419
LoanCore Issuer Ltd.
2021-CRE6 B, 3.22% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38[1]	10/27/21	44,000,000	41,487,719
LoanCore Issuer Ltd.
2019-CRE2 B, 3.02% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[1]	06/17/20	11,431,843	11,222,196
LoanCore Issuer Ltd.
2021-CRE4 D, 3.39% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35[1]	09/16/21	5,602,704	5,198,360
LoanCore Issuer Ltd.
2019-CRE3 B, 2.92% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[1]	07/27/20	4,341,894	4,309,078
LSTAR Securities Investment Ltd.
2021-1 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	41,840,028	40,786,203
LSTAR Securities Investment Ltd.
2021-2 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	26,552,973	26,063,206
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 4.07% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[1]	06/10/21	3,800,000	3,619,530

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

STWD Ltd.
2019-FL1 B, 3.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38[1]	06/29/20	11,087,103	10,786,941
STWD Ltd.
2019-FL1 C, 3.40% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38[1]	01/05/21	8,788,755	8,287,102
STWD Ltd.
2021-FL2 C, 3.62% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[1]	04/19/21	2,820,000	2,614,643
STWD Ltd.
2019-FL1 AS, 2.85% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38[1]	08/14/20	2,186,849	2,139,285
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,499,048	78,885,097
TRTX Issuer Ltd.
2019-FL3 B, 3.34% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34[1]	01/05/21	1,493,272	1,455,873
TRTX Issuer Ltd.
2019-FL3 A, 2.74% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 10/15/34[1]	07/23/20	1,197,371	1,204,485
		$781,727,661	$712,373,601
Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$206,001	$200,206
FKRT
2.21% due 11/30/58	09/24/21	4,549,972	4,357,594
LSTAR Securities Investment Ltd.
2021-1, 2.86% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,460,828	1,424,034
LSTAR Securities Investment Ltd.
2021-2, 2.76% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	967,638	949,790
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,962	3,145,725
		$10,434,401	$10,077,349

[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.